New York Life Insurance and Annuity Corporation

CorpExec Accumulator VUL

Corporate Executive Accumulator Variable Universal Life

Prospectus—May 1, 2019

A flexible premium variable universal life insurance policy offered to individuals under

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Please use the following address to send policy premium payments and service requests to Us:

Service Office:

New York Life Insurance and Annuity Corporation

NYLIFE Distributors, LLC

Attention: Executive Benefits

11400 Tomahawk Creek Parkway,

Suite 200

Leawood, KS 66211

Telephone: (888) 695-4748

Fax: (913) 906-4129

E-mail: NYLAMN_Service@newyorklife.com

This prospectus describes the New York Life CorpExec Accumulator VUL policy. In this prospectus, the words “We”, “Our”, or “Us” refer to NYLIAC and the words “you” or “your” refer to the policyowner. If you already own a life insurance policy, it may not be to your advantage to replace your policy with the policy described in this prospectus. And, it may not be to your advantage to borrow money to purchase this policy or to take withdrawals from another policy you own to make premium payments under this policy.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Policies have risks including risk of loss of the amount invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board or any other agency.

This prospectus is not considered an offering in any jurisdiction where such an offering may not be lawfully made. We do not authorize any information or representations regarding the offering described in this prospectus and the Statement of Additional Information (“SAI”) other than as contained in these materials or any attached supplements to them or in any supplemental sales material We authorize.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports of the Funds described herein will no longer be sent by mail, unless you specifically request paper copies of the reports from NYLIAC’s Service Office. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NYLIAC electronically by contacting NYLIAC’s Service Office.

You may elect to receive all future reports in paper free of charge. You can inform NYLIAC that you wish to continue receiving paper copies of your shareholder reports by contacting Our Service Office. Your election to receive reports in paper will apply to all Funds described herein.

The CorpExec Accumulator VUL Policy may not be available in your jurisdiction. Please ask your registered representative for more information.

SUMMARY OF BENEFITS AND RISKS

The following is a brief summary of certain features of CorpExec Accumulator VUL. Many benefits of CorpExec Accumulator VUL have a corresponding risk, and both benefits and risks should be considered before you purchase a policy. More complete and detailed information about these features is provided later in this prospectus and in the SAI. Capitalized terms used in this prospectus have the same meaning as in the section on “Definitions” below.

Benefits

Protection

The policy provides permanent life insurance coverage with the potential for tax-deferred Cash Value accumulation. Your premium payments, less any applicable charges, are allocated to the Investment Divisions or the Fixed Account according to your instructions. The Cash Value of the policy is based on:

●	the number of Accumulation Units held in each Investment Division for the policy;

●	the performance of each Investment Division in the Separate Account;

●	the amount in and interest rate credited on the amount held in the Fixed Account, if any; and

●	the amount in and interest rate credited on the amount held in the Loan Account, if any.

With the policy, you have the potential for higher rates of return and Cash Value accumulation than with a fixed rate life insurance policy.

Flexible Premium Payments

Policy premium payments are flexible; you can select the timing and amount of premium you pay, within limits. Other than the required initial minimum premium payment, there are no required premiums. As long as the Cash Surrender Value is sufficient to cover the policy’s monthly deductions, you can increase, decrease, or stop making premium payments to meet your needs.

Liquidity through Loans

Using the policy as sole security, you may borrow any amount up to the Loan Value of the policy.

Liquidity through Withdrawals

You may withdraw an amount up to the Cash Surrender Value of your policy, within limits. Partial withdrawals will reduce the policy’s Cash Value, the Cash Surrender Value, the Alternative Cash Surrender Value, if applicable, and the Cumulative Premium Amount, and may reduce your Life Insurance Benefit. In addition, if a partial withdrawal would cause the policy’s Face Amount to drop below Our minimum amount, We reserve the right to require a full surrender. A charge may be assessed on the withdrawal. Partial withdrawals may result in a taxable event. Partial withdrawal requests must be made in writing to Our Service Office and must be in Good Order. (See “Partial Withdrawals and Surrenders—Partial Withdrawals”.)

Allocation Alternatives

After We deduct the sales expense charge and the state and federal premium tax charges from your premium, you may allocate the remaining amount among up to any 20 of 129 Allocation Alternatives (114 of which are available to all policyowners). The Allocation Alternatives consist of 128 Investment Divisions (113 of which are available to all policyowners) and the Fixed Account. You can change Allocation Alternatives while your policy is in force.

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Change the Amount of Coverage

After the first Policy Year, you may request an increase or decrease in the policy’s Face Amount. In order to request an increase or decrease in the policy’s Face Amount, you must send a written request to Our Service Office in Good Order. (See “Policy Payment Information—Changing the Face Amount of Your Policy”.) Increases are subject to underwriting and Our approval. Contestability and suicide provisions on any increased portion of coverage begin on the effective date of the increase. Increases in the Face Amount will result in additional cost of insurance charges and may result in a new seven-year testing period for modified endowment contract status. (See “Federal Income Tax Considerations—Modified Endowment Contract Status”). We may limit any increase in the Face Amount of your policy. If you have the Supplementary Term Rider, it may be advantageous to increase the Term Face Amount rather than increasing the Face Amount under your policy.

Three Life Insurance Benefit Options

The policy offers three different Life Insurance Benefit options that allow you to select the insurance plan to best meet your needs. These options allow you to determine how the death benefit will be calculated.

●

Option 1—a Life Insurance Benefit equal to the greater of (i) the Face Amount of the policy or (ii) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the IRC, as amended.

●

Option 2—a Life Insurance Benefit equal to the greater of (i) the Face Amount of the policy plus the Alternative Cash Surrender Value, or (ii) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the IRC, as amended.

●

Option 3—a Life Insurance Benefit equal to the greater of (i) the Face Amount of the policy plus the Cumulative Premium Amount or (ii) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the IRC, as amended.

If the Insured dies on or after the policy anniversary on which the Insured is age 95, the Life Insurance Benefit will be equal to the Alternative Cash Surrender Value less any Policy Debt.

Automated Investment Features

There are two administrative features available to help you manage the policy’s Cash Value and to adjust the investment allocation to suit changing needs. These features are: Automatic Asset Reallocation and Dollar Cost Averaging. Please see “Description of the Policy—Options Available at No Additional Charge” for complete information.

Additional Benefits through Riders

The policy offers additional insurance coverage and other benefits through the Supplementary Term Rider, the Overloan Protection Rider, and the Spouse’s Paid-Up Insurance Purchase Option Rider. The Supplementary Term and Overloan Protection riders have costs associated with them.

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Supplementary Term Rider (“STR”). The STR allows term insurance coverage to be added to the permanent life insurance coverage provided by the base policy, thus increasing the overall amount of life insurance coverage. The blend of policy life insurance coverage and STR life insurance coverage affects the sales expense charges and cost of insurance charges that you pay. Generally, the life insurance offered through the STR is less expensive (particularly for younger insureds) than base policy coverage, but offers no cash value accumulation.

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The STR is only available at the time of issue and is automatically included for eligible policyowners. The proportion of base coverage and term coverage is determined at the time of purchase based on the underwriting classification and the amount of the premium planned for the first Policy Year that exceeds $2,500,000 as set forth in the policy application or the case census, if applicable. If your policy was issued prior to May 1, 2017 and you do not already have the STR, you may no longer add the rider. See Appendix A for additional information about the STR for policies issued prior to May 1, 2017.

While the initial proportion of base and term coverage is determined at the time the policy is purchased, you may make certain changes after your policy is issued. Before you purchase a policy, you should carefully consider both the cost of the pre-selected blend of coverage offered to you and whether the blend meets your life insurance needs.

Please see “Description of the Policy – Additional Benefits Through Riders – Supplementary Term Rider” for complete information about the STR, including eligibility factors to and limits on changes in the amount of term coverage after your policy is issued.

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Overloan Protection Rider. Subject to state availability, your policy will include an Overloan Protection Rider if you have elected the Guideline Premium Test as the policy’s Life Insurance Qualification Test. When activated, the Overloan Protection Rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to cover the monthly deduction charges. A one-time charge will be deducted from the policy’s Cash Value on the activation date. There is no charge if the rider is never activated. Please see “Description of the Policy – Additional Benefits Through Riders – Overloan Protection Rider” for complete information.

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Spouse’s Paid-Up Insurance Purchase Option Rider. Upon the insured’s death, if the policyholder’s spouse is the beneficiary on the policy, this rider allows the spouse to purchase a new paid-up whole life insurance policy on his or her own life without evidence of insurability. This rider is automatically added at time of issue at no additional cost.

A Highly Rated Company

NYLIAC is a subsidiary of New York Life. New York Life has more than 170 years of experience in the offering of insurance products. NYLIAC is a highly rated insurer. Ratings reflect only NYLIAC’s General Account, are applicable to the Fixed Account, and are not applicable to the Investment Divisions, which are not guaranteed. NYLIAC’s obligations under the policy are subject to its ability to pay claims and financial strength and are not backed or guaranteed by New York Life.

Risks

Investment Risk

While a variable policy has the potential for a higher rate of return than a fixed rate policy, investment returns on the assets in the Separate Account may fall, and you can lose principal. Each Investment Division has its own investment objectives and investment strategy. We do not guarantee the investment performance of the Investment Divisions, which involve varying degrees of risk. Your premium allocation choices should be consistent with your personal investment objectives.

Risk of Termination (especially on minimally-funded policies)

The policy does not automatically terminate, even if the policyowner does not pay the planned premiums. Payment of these premiums, however, does not guarantee the policy will remain in force. Your policy can lapse even if you pay all of the planned premiums on time. When a policy lapses, it has no

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value, and no benefits are paid upon the death of the insured. Your policy involves risks, including the potential risk of loss of the principal invested.

A policy that is maintained with a Cash Surrender Value just sufficient to cover deductions and charges, or that is otherwise minimally funded, is more likely to be unable to maintain its Cash Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your policy in force, premium payments significantly higher than the planned premiums may be required. In addition, by paying only the minimum premium required to keep the policy in force, you may forego the opportunity to build up significant Cash Value in the policy. When determining the amount of your planned premium payments, you should consider funding your policy at a level that has the potential to maximize the investment opportunities within your policy and to minimize the risks associated with market fluctuations.

Depending on the timing and degree of fluctuations in investment returns, the Cash Surrender Value will also fluctuate. A lower Cash Surrender Value, under certain circumstances, could result in the lapse of the policy unless the policyowner makes additional premium payments to keep the policy in force. The policy terminates only when and if the Cash Surrender Value is insufficient to pay the charges deducted on each Monthly Deduction Day and the late period expires without sufficient payment.

If, on a Monthly Deduction Day, the Cash Surrender Value is less than the amount of the charges to be deducted for the next policy month, the policy will go into pre-lapse status. The policy will continue for a late period of 62 days beginning with the current Monthly Deduction Day. If We do not receive a premium sufficient to take the policy out of pre-lapse status before the end of the late period, the policy will lapse and terminate, and there will be no Cash Value or death benefit. Note that “termination” and “lapse” have the same meaning and effect throughout this prospectus.

We will mail a notice to the policyowner at his or her last known address, and a copy to the last known assignee on Our records, if applicable, at least 31 days before the end of the late period. During the late period, the policy remains in force. If the Insured dies during the late period, We will pay the death benefit. However, these proceeds will be reduced by the amount of any Policy Debt and the amount of the charges to be deducted on each Monthly Deduction Day from the beginning of the late period through the policy month in which the Insured dies.

There will be no more benefits under the policy once it terminates. However, a policyowner can apply to reinstate the policy (and its riders, if included when the policy was first purchased) under certain circumstances. See “Termination and Reinstatement—Reinstatement Option.”

Potential for Increased Charges

The actual charges deducted reflect those shown as current charges on your policy. However, We have the right to increase those charges at any time up to the amount shown as the guaranteed maximum. In addition, We may increase the amount We deduct as a federal or state premium tax charge to reflect changes in tax law. (See “Table of Fees and Expenses” for more information.)

Risk of Termination from Policy Loans

The larger a loan becomes relative to the policy’s Cash Value, the greater the risk that the policy’s remaining Cash Surrender Value will not be sufficient to support the policy’s charges and expenses, including any loan interest due, and the greater the risk of the policy terminating. Any loan interest due on a policy anniversary that you do not pay will be charged against the policy as an additional loan.

A loan, repaid or not, has a permanent effect on Cash Value. The effect could be favorable, if the Investment Divisions earn less than the Loan Account crediting rate, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater its effect on your Cash Value is likely to be. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be paid.

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Unless your policy qualifies as a modified endowment contract, policy loans are not taxable. If a policy is a modified endowment contract, a loan may result in taxable income and tax penalties to you. In addition, if loans taken, including unpaid loan interest, exceed the Cumulative Premium Amount, a policy surrender or lapse will result in a taxable event to you.

Tax Risks

The section of this prospectus entitled “Federal Income Tax Considerations” describes a number of tax issues that may arise in connection with the policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to variable universal life insurance contracts in a manner that could result in your being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of policy transactions, including the payment of premiums or increases or decreases in policy benefits, the policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to policy distributions, including loans; (4) in general, the possibility that the policy may not qualify as life insurance under the federal tax law after the Insured becomes age 95 and that the owner may be subject to adverse tax consequences at that time; (5) whether and to what extent the Life Insurance Benefit may be received on a tax-free basis in the case of employer-owned life insurance contracts; and (6) the possibility that the IRS may treat a loan as a taxable distribution if there is no spread, or a very small spread, between the interest rate charged on the loan and the interest rate credited on the loaned amount.

Portfolio Risks

A discussion of the risks of allocating Cash Value to one or more of the Investment Divisions can be found in the corresponding Fund’s prospectus.

Information Systems Failures and Cybersecurity Risks

NYLIAC’s ability to administer the policy (and to keep policyowner information confidential) is subject to certain information systems failures and cyber-attack risks that are common to all insurers and financial service providers. (See “Management and Organization—Information Systems Failures and Cybersecurity Risks” for more information on information systems failures and cybersecurity risks.)

Potentially Harmful Transfer Activity

This policy is not designed as a vehicle for market timing. Your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege could disadvantage or potentially hurt the rights or interests of other policyowners (see “Description of the Policy—Limits on Transfers” for more information). We cannot guarantee that this limitation will be effective at preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

●	Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;

●	Increased administrative and Fund brokerage expenses; and/or

●	Dilution of the interests of long-term investors.

An underlying Fund may reject any order from Us if it suspects potentially harmful transfer activity, thereby preventing Us from implementing your request for a transfer. (See “Description of the Policy—Limits on Transfers” for more information on the risks of frequent trading.)

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TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying and owning the policy. The first table describes the fees and expenses that you will pay at the time that you purchase the policy, make premium payments under the policy, make a partial withdrawal, or transfer Cash Value between Allocation Alternatives.

TRANSACTION FEES

Charge	When Charge Is Deducted	Amount Deducted
Sales Expense Charge for premiums paid up to the Target Premium	When premium payment is applied up to age 95	Current: 16.25% of premiums paid[1] Guaranteed maximum: 19.25% of premiums paid[2]

Sales Expense Charge for premiums paid over the Target Premium	When premium payment is applied up to age 95	Current: 0.75% of premiums paid[3] Guaranteed maximum: 7.0% of premiums paid[4]

State Premium Tax Charge	When premium payment is applied up to age 95	All taxes may vary over time. Current: 2.00% of premiums paid[5] Guaranteed maximum: 2.00% of premiums paid, subject to tax law changes

Federal Premium Tax Charge	When premium payment is applied up to age 95	All taxes may vary over time. Current: 1.25% of premiums paid[6] Guaranteed maximum: 1.25% of premiums paid, subject to tax law changes

Transfer Charge	At time of transfer	Current: No charge Guaranteed maximum: $30 per transfer after 12 transfers in a Policy Year

Partial Withdrawal Charge	At time of withdrawal	Current: No charge Guaranteed maximum: $25

Overloan Protection Rider Fee	When you exercise the benefit	Percentage of Policy Cash Value that varies by attained age, class of risk and gender of Insured (one-time charge)
[1]

Current sales expense charges for premium payments made up to the Target Premium are reduced to 9.75% in Policy Years 2-4; 1.75% in Policy Years 5-7; and 0.00% in Policy Years 8 and beyond. If the STR is included, the current sales expense charge for all premium payments is equal to (i) the current charge without the STR, multiplied by (ii) the ratio of the Face Amount to the Target Face Amount.

[2]	Guaranteed maximum sales charges for premiums paid up to the Target Premium are reduced to 12.75% in Policy Years 2-4, 4.75% in Policy Years 5-7, and 3.00% in Policy Years 8 and beyond.

[3]	Current sales expense charges for premium payments made over the Target Premium are 4.00% in Years 2-4, 1.75% in Years 5-7, and 0.00% in Years 8 and beyond.

[4]	Guaranteed maximum sales expense charges for premiums paid over the Target Premium are reduced to 4.75% in Years 5-7 and 3.00% in Years 8 and beyond.

[5]	Current state premium tax charges for premium payments are reduced to 1.50% in Policy Years 8 and beyond.

[6]	Current federal premium tax charges for premium payments are reduced to 1.00% in Policy Years 8 and beyond.

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The table below describes the fees and expenses that you will pay periodically during the time that you own the policy, excluding the Fund’s fees and expenses.

PERIODIC CHARGES OTHER THAN FUNDS’ OPERATING EXPENSES

Charge	When Charge Is Deducted	Amount Deducted

Cost of Insurance Charge[1]	Each Monthly Deduction Day applied to Age 95

Guaranteed Maximum: $83.33 per $1,000 of Net Amount at Risk[2]

Guaranteed Minimum: $0.04 per $1,000 of Net Amount at Risk

Representative Insured (Male, Age 45, Non-Smoker): $0.19 per $1,000 of Net Amount at Risk (Guaranteed Maximum Charge for Representative Insured)

Monthly Contract Charge	Monthly	Current: $0 Policy Year 1, $10 thereafter ($120 annually) Guaranteed Maximum: $15 ($180 annually)

Mortality and Expense Risk Charge as a % of Accumulation Value	Monthly

Current: An annual rate of 0.45% of the first $25,000 of Accumulation Value; 0.37% of Accumulation Value between $25,001 and $200,000; and 0.20% of the Accumulation Value greater than $200,000 in Policy Years 1-10[3]

Guaranteed Maximum: An annual rate of 0.90% of the Accumulation Value.

Per Thousand Face Amount Charge[1] applied against the Target Face Amount	Each Monthly Deduction Day applied to Age 95	Guaranteed Maximum: $1.20 per $1,000 Guaranteed Minimum: $0.05 per $1,000 Representative Insured (Male, Age 45, Non-Smoker): $0.05 per $1,000 (Guaranteed Maximum Charge for Representative Insured)

Loan Interest	Monthly while loan balance is outstanding	Current: 4.00% per year. Guaranteed Maximum: 4.00% per year.

Riders
Supplementary Term Rider[1]	Monthly until rider expires

Guaranteed Maximum: $83.33 per $1,000 of Term Insurance Benefit Net Amount at Risk[4]

Guaranteed Minimum: $0.04 per $1,000 of Term Insurance Benefit Net Amount at Risk[4]

Representative Insured (Male, Age 45, Non-Smoker): $0.19 per $1,000 of Term Insurance Benefit Net Amount at Risk[4]

Spouse’s Paid-Up Insurance Purchase Option	N/A	No Charge
[1]

This charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The charge shown may not be representative of the charge you will pay. These charges may also vary based upon the state in which your policy is issued. For more information about particular Cost of Insurance, Per Thousand Face Amount and other charges as they apply to your policy, please contact your Registered Representative.

[2]

“Net Amount at Risk” is equal to the number of thousands of Life Insurance Benefit divided by 1.0032737 minus the number of thousands of the policy’s Alternative Cash Surrender Value (before this cost of insurance charge, but after the Mortality and Expense Risk Charge, the monthly contract charge, the per thousand Face Amount Charge and any charges for riders are deducted). See “Life Insurance Benefit Options” for more information.

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The current Mortality and Expense Risk charge is reduced in year 11 and later to 0.40% of the first $25,000 of Accumulation Value; 0.32% of Accumulation Value between $25,001 and $200,000; and 0.15% of Accumulation Value over $200,000.

[4]	“Term Insurance Benefit Net Amount at Risk” is equal to the Term Insurance Benefit divided by 1.0032737. See Additional Benefits Through Riders—“Supplementary Term Rider” for more information.

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The table shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2018. Fund expenses may be higher or lower in the future.

Funds’ Annual Operating Expenses (expenses that are deducted from Fund assets)[1,2]
	Minimum	Maximum
Total Annual Fund Companies’ Operating Expenses[2]	0.10%	3.33%

(1)  Expressed as a percentage of average net assets for the fiscal year ended December 31, 2018. This information is provided by the Funds and their agents. The information is based on 2018 expenses, and it may reflect estimated charges. We have not verified the accuracy of this information provided by Funds that are not affiliated with Us.

(2)  Expenses that are deducted from Fund Company assets, including management fees, distribution (12b-1) fees, and other expenses.

More information concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

DEFINITIONS

1933 Act: The Securities Act of 1933, as amended.

1940 Act: The Investment Company Act of 1940, as amended.

AAR: Automatic Asset Reallocation.

Accumulation Unit: An accounting unit We use to calculate the value in the Investment Divisions. We use Net Premiums and transfers allocated to the Investment Divisions to purchase Accumulation Units in those Investment Divisions.

Accumulation Value: The sum of the dollar value of the Accumulation Units in all of the Investment Divisions.

Allocation Alternatives: The 128 Investment Divisions of the Separate Account (113 of which are available to all policyowners) and the Fixed Account. Policyowners may invest their Net Premiums in a total of 20 Allocation Alternatives at any one time.

Alternative Cash Surrender Value (“ACSV”): The Cash Value of the policy plus the value of the DPL Account.

Business Day: Any day on which the New York Stock Exchange is open for regular trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the New York Stock Exchange, if earlier. (Each Business Day is a Valuation Day).

Cash Surrender Value: The Cash Value less Policy Debt.

Cash Value: The sum of (a) the Accumulation Value, (b) the value in the Fixed Account, and (c) the value in the Loan Account.

Cash Value Accumulation Test (“CVAT”): An IRS test to determine whether a policy can be considered life insurance. See “Policy Payment Information—Life Insurance Benefit Options” for more information.

CorpExec Accumulator VUL: CorpExec Accumulator Variable Universal Life insurance.

Cumulative Premium Amount: An amount representing the sum of the total planned and unplanned premium payments made under the policy less the total partial withdrawals and partial withdrawal fees taken under the policy. Reductions due to partial withdrawals will never cause this amount to be less than zero. This amount is used to calculate Life Insurance Benefit Option 3.

DPL Account: The Deferred Premium Load Account, an account representing a portion of the cumulative Sales Expense Charge, State Premium Tax Charge, and Federal Premium Tax Charge collected.

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Eligible Portfolios (“Portfolios”): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

Face Amount: The dollar amount of life insurance under the base policy as selected by the policyowner at the time of issue. It equals the initial Face Amount shown on the Policy Data Page, plus or minus any changes made to the initial Face Amount.

FINRA: The Financial Industry Regulatory Authority, Inc.

Fixed Account: The Allocation Alternative that credits interest at fixed rates subject to a minimum guarantee. Assets in the Fixed Account are part of NYLIAC’s General Account.

Flat Extra: An additional charge that may be assessed and added to the monthly cost of insurance charge to cover an additional risk on the Insured.

Fund: An open-end management investment company.

General Account: An account representing all of NYLIAC’s assets, liabilities, capital and surplus, income, gains, or losses that are not included in the Separate Account or any other separate account. We allocate any Net Premium payments you make during the free look period to this account.

Good Order: We consider a notice, request or transaction to be in “Good Order” if it complies generally with our administrative procedures, and the required information is complete and correct. We may delay or reject a notice, request or a transaction if it is not in Good Order. Good Order generally means the actual receipt by us of instructions relating to the requested notice, request or transaction in writing at Our Service Office (or, if permitted, by telephone or electronically to NYLAMN_Service@newyorklife.com), along with all forms and other information or documentation necessary to complete the transaction. We may, in our sole discretion, determine whether any particular notice, request or transaction is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form, notice or request.

Guideline Premium Test (“GPT”): An IRS test to determine whether a policy can be considered life insurance. See “Policy Payment Information—Life Insurance Benefit Options” for more information.

Insured: The person whose life the policy insures.

Investment Division: A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

IRC: Internal Revenue Code of 1986, as amended.

IRS: The Internal Revenue Service.

Issue Date: The date We issue the policy as specified on the Policy Data Page.

Life Insurance Benefit: The benefit calculated under the Life Insurance Benefit Option you have chosen.

Loan Account: The account that holds a portion of Cash Value for the purpose of securing any outstanding loans, including accrued interest. It is part of NYLIAC’s General Account.

Loan Value: Unless otherwise provided in your policy, the loan value on any given date is equal to 95% of an amount equal to the Cash Value less any Policy Debt as of that date.

Monthly Deduction Day: The date as of which We deduct from Cash Value the Mortality and Expense Risk charge, the monthly contract charge, the cost of insurance charge, the per thousand Face Amount charge, and, if applicable, a rider charge for the cost of the STR. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. However, if We have not received your initial premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the date We receive the initial premium payment.

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Mortality and Expense Risk: The risk that the group of lives We have insured under Our policies will, on average, not live as long as We expect (mortality risk); and the risk that the cost of issuing and administering the policies will be greater than We have estimated (expense risk).

MyNYL: Our virtual Service Center (www.mynyl.newyorklife.com).

Net Premium: Premium you pay less the Sales Expense Charge and the State and Federal Premium Tax Charges.

New York Life: New York Life Insurance Company.

NYLIAC: New York Life Insurance and Annuity Corporation.

NYLIFE Distributors: NYLIFE Distributors, LLC.

NYLIFE Securities: NYLIFE Securities, LLC.

NYSE: The New York Stock Exchange.

Planned Premium: The initial premium and the premium amounts for policy years 2-10 as set forth in the policy application and/or on Policy Data Page 2.

Policy Data Page: Page 2 of your policy. The Policy Data Page contains your policy’s specifications.

Policy Date: The date We use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as your Issue Date, unless you request otherwise. Generally, you may not choose a Policy Date that is more than six months before your policy’s Issue Date. You can find your Policy Date on the Policy Data Page.

Policy Debt: The amount of any outstanding loans under the policy, including accrued interest.

Policy Proceeds: The benefit We will pay to your Beneficiary when We receive proof that the Insured died while the policy is in effect.

Policy Year: The twelve-month period starting on the Policy Date, and each twelve-month period thereafter.

SEC: The U.S. Securities and Exchange Commission.

Separate Account: NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest net premiums that are allocated to the Investment Divisions.

Service Office: As shown on the front cover of this prospectus.

STR: Supplementary Term Rider.

Target Face Amount: The Face Amount of the policy or, for a policy that includes the STR, the Target Face Amount is the sum of the Face Amount plus the Term Face Amount.

Target Premium: An amount used to determine the Sales Expense Charge that is based on the Face Amount of the policy or the Target Face Amount if the STR is included.

Term Face Amount: The dollar amount of life insurance under the STR as determined at the time of issue. It equals the initial Term Face Amount shown on the Policy Data Page, plus or minus any changes made to the initial Term Face Amount.

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MANAGEMENT AND ORGANIZATION

INSURER

New York Life Insurance and Annuity Corporation

(a wholly owned subsidiary of New York Life)

51 Madison Avenue

New York, NY 10010

YOUR POLICY

The policy is offered by NYLIAC. Policy assets are invested in the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (the “Separate Account”), which has been in existence since May 24, 1996 or to the Fixed Account.

The policies are variable. This means the Cash Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DPL Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

The income, gains and losses credited to, or charged against, the Separate Account reflect its own investment experience, and not that of NYLIAC’s other assets. It is important to note that the policy’s assets may be used to pay only those NYLIAC liabilities that arise from the policies. NYLIAC is obligated to pay all amounts promised to policyowners under the policies.

State Variations

Certain provisions of the policies may differ from the general description in this prospectus, and certain riders and options may not be available because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy, or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state. See “State Variations” for specific information that may be applicable to your state and that describes all material state variations to the policies consistent with the disclosure standards under the federal securities laws.

ABOUT THE SEPARATE ACCOUNT

The Separate Account is a segregated asset account that NYLIAC has established to receive and invest your Net Premiums. NYLIAC established the Separate Account on May 24, 1996, under the laws of the State of Delaware, in accordance with resolutions set forth by the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the 1940 Act. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). These assets are not subject to the claims of Our general creditors. The income, capital gains, and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account without regard to income, capital gains, and capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment

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performance of the Separate Account is entirely independent of both the investment performance of NYLIAC’s Fixed Account and the performance of any other separate account of NYLIAC.

The Separate Account currently consists of 128 Investment Divisions (113 of the Investment Divisions are available to all policyowners.) You may invest your Net Premiums in a total of 20 Allocation Alternatives at any one time. Premium payments allocated to the Investment Divisions are invested exclusively in the corresponding Eligible Portfolios of the Funds. While the policy is in force, you may transfer assets between Allocation Alternatives.

OUR RIGHTS

We may take certain actions relating to Our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws, including obtaining any required approval of the SEC and any other required regulatory approvals. If necessary, We will seek approval of Our policyowners.

Specifically, We reserve the right to:

●	add, close, substitute or remove any Investment Division (and the shares of an associated Eligible Portfolio);

●	create new separate accounts;

●	combine the Separate Account with one or more other separate accounts;

●	operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

●	deregister the Separate Account under the 1940 Act;

●	manage the Separate Account under the direction of a committee or discharge such committee at any time;

●	transfer the assets of the Separate Account to one or more other separate accounts;

●	restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account; and

●	change the name of the Separate Account.

THE FIXED ACCOUNT

The Fixed Account is supported by the assets in Our General Account, which includes all of Our assets except those assets specifically allocated to separate accounts. These assets are subject to the claims of Our general creditors. We can invest the assets of the Fixed Account however We choose, within limits. Your interest in the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. Therefore, you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account.

INTEREST CREDITING

Any amount in the Fixed Account is credited with interest using a fixed interest rate, which We will declare periodically in advance. For policies issued before March 1, 2012, this rate will never be less than 3% per year. For policies issued on or after March 1, 2012, this rate will never be less than 1% per year.

Interest accrues daily and is credited on each Monthly Deduction Day. All Net Premiums applied to, and amounts transferred to, less amounts withdrawn, transferred from, or charged against the Fixed Account receive the rate in effect at that time.

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HOW TO REACH US FOR POLICY SERVICES

You may reach Us at Our Service Office, or if permitted, by telephone or electronically to NYLAMN_Service@newyorklife.com.

In addition, as described below, you can contact Us through the Internet at Our virtual service center (MyNYL).

All requests for policy service must be in Good Order. Please review all service request forms carefully and provide all required information as applicable to the transaction. If your request is not in Good Order, we will make every reasonable attempt to notify you in writing. It is important that you inform NYLIAC of an address change so that you can receive important statements.

Faxed and emailed requests may be acceptable for a limited number of policy transactions.

MyNYL

Through MyNYL you can get up-to-date information about your policy and request transfers. Policies that are jointly owned may not request transactions through MyNYL. We may remove MyNYL privileges for certain policyowners (see “Description of The Policy—Limits on Transfers”).

To access your policy online via MyNYL, please visit www.mynyl.newyorklife.com and log in as a policy owner or follow the prompts for registration.

We will use reasonable procedures to make sure that the instructions We receive through MyNYL are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through MyNYL that We believe are genuine. We will confirm all transactions in writing.

Service requests are binding on all policyowners if a policy is jointly owned. Transfers, allocation changes, and loan requests received after 4:00 p.m. (Eastern Time) on a Business Day, or on a non-Business Day, will be priced as of the next Business Day.

We make MyNYL available at Our discretion. In addition, availability of MyNYL may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. If you are experiencing problems, you can send service requests to Us at Our Service Office.

MyNYL is available 24 hours a day and 7 days a week.

MyNYL enables you to:

●	Access policy statements

●	View policy values

●	View transaction history

●	Request various transactions: transferring between Investment Divisions, rebalancing, change future premium allocations

●	Forms required for: loans, withdrawals, non-financial changes, asset management and more

●	Automatic payment of policy premiums

●	Ability to update your address information

●	Reset your password

●	Contact information for your New York Life Service Representative

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INFORMATION SYSTEMS FAILURES AND CYBERSECURITY RISKS

We rely on technology, including digital communications and data storage networks and systems, to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of Our computer systems (including online service through MyNYL and other systems) and those of Our service providers and business partners, Our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized use, abuse and/or release of confidential customer (including policyowner and insured) information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify and protect our operations against systems failures and cybersecurity breaches. Despite these controls and plans, systems failures and cyber-attacks affecting New York Life, NYLIAC or any of their affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries and other service providers and business partners may have a material, negative impact on Us and Your policy Cash Value. For instance, systems failures and cyber-attacks may (i) interfere with Our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from MyNYL or with the underlying funds or cause other operational issues; (ii) impact Our ability to calculate Accumulation Unit Values and your policy’s Cash Values; (iii) cause the release, loss and/or possible destruction of confidential customer or business information; and/or (iv) subject Us and/or Our service providers, business partners and intermediaries to regulatory fines, litigation and financial losses and/or cause Us reputational damage. Systems failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that We, or the underlying funds or Our service providers and business partners, will be able to avoid these risks at all times or avoid losses affecting Your policy due to information systems failures or cyber-attacks.

FUNDS AND ELIGIBLE PORTFOLIOS

The assets of each Eligible Portfolio are separate from the others and each Eligible Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will achieve their respective stated objectives.

The Funds also make their shares available to certain other separate accounts funding variable annuity contracts offered by NYLIAC. This is called “mixed funding.” Except for the MainStay VP Funds Trust, all Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund

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prospectus. The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC—New York Life Investment Management LLC—manages the MainStay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We may also receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets and/or from “Rule 12b-1” fees deducted from Fund assets. These payments are also a factor in Our selection of Funds and Eligible Portfolios. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and, in its role as an intermediary of the Funds.

The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts up to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts up to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

The Eligible Portfolios of each Fund, along with their advisers and investment objectives, are listed in the following table. For more information about each of these Portfolios please read the Fund prospectuses. You should read a Fund’s prospectus carefully before making any decision about allocating premium payments to an Investment Division corresponding to a particular Eligible Portfolio. Please contact us at (888) 695-4748, or contact your registered representative, if you do not have the accompanying book of underlying Fund prospectuses.

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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MainStay VP Funds Trust: MainStay VP Bond—Initial Class	New York Life Investment Management LLC (“New York Life Investments”)* Subadviser: NYL Investors LLC (“NYLI”)*	• Seeks total return.
MainStay VP Eagle Small Cap Growth—Initial Class	New York Life Investments Subadviser: Eagle Asset Management, Inc.	• Seeks long-term capital appreciation.
MainStay VP Emerging Markets Equity—Initial Class***	New York Life Investments Subadvisers: Candriam Belgium* and MacKay Shields LLC (“MacKay”)*	• Seeks long-term capital appreciation.
MainStay VP Epoch U.S. Equity Yield—Initial Class	New York Life Investments Subadviser: Epoch Investment Partners, Inc.	• Seeks current income and capital appreciation.
MainStay VP Fidelity Institutional AM® Utilities (formerly MainStay VP MFS® Utilities)—Initial Class	New York Life Investments Subadviser: FIAM LLC	• Seeks total return.
MainStay VP Floating Rate—Initial Class	New York Life Investments Subadviser: NYLI	• Seeks high current income.
MainStay VP IQ Hedge Multi-Strategy (formerly MainStay VP Absolute Return Multi-Strategy)—Initial Class[1]	New York Life Investments Subadviser: IndexIQ Advisors LLC*

• Seeks investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Index. The IQ Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill) by using the following hedge fund investment styles: long/short equity; global macro; market neutral; event-driven; fixed-income arbitrage; and emerging markets.

MainStay VP Janus Henderson Balanced—Initial Class	New York Life Investments Subadviser: Janus Capital Management LLC (“Janus”)	• Seeks long-term capital growth, consistent with preservation of capital and balanced current income.
MainStay VP Large Cap Growth—Initial Class	New York Life Investments Subadviser: Winslow Capital Management, Inc.	• Seeks long-term growth of capital.

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MainStay VP MacKay Common Stock—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.
MainStay VP MacKay Convertible—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks capital appreciation together with current income.
MainStay VP MacKay Government—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks current income.
MainStay VP MacKay Growth—Initial Class***	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.
MainStay VP MacKay High Yield Corporate Bond—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
MainStay VP MacKay International Equity—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.
MainStay VP MacKay Mid Cap Core—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.
MainStay VP MacKay S&P 500 Index—Initial Class	New York Life Investments Subadviser: MacKay	• Seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate as represented by the S&P 500® Index.
MainStay VP MacKay Small Cap Core—Initial Class[2]	New York Life Investments Subadviser: MacKay	• Seeks long-term growth of capital.
MainStay VP Mellon Natural Resources (formerly MainStay VP VanEck Global Hard Assets)—Initial Class	New York Life Investments Subadviser: Mellon Investments Corporation	• Seeks long-term capital appreciation.
MainStay VP T. Rowe Price Equity Income—Initial Class***	New York Life Investments Subadviser: T. Rowe Price Associates, Inc.	• Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
MainStay VP U.S. Government Money Market—Initial Class	New York Life Investments Subadviser: NYLI	• Seeks a high level of current income while preserving capital and maintaining liquidity.
AB® Variable Products Series Fund, Inc.: AB VPS International Value Portfolio— Class A**	AllianceBernstein L.P.	• Seeks long-term growth of capital.
AB VPS Small/Mid Cap Value Portfolio—Class A	AllianceBernstein L.P.	• Seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. American Value Fund—Series I Shares	Invesco Advisers, Inc. (“Invesco”)	• Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

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Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco Subadviser: Invesco Asset Management Limited	• Seeks total return through growth of capital and current income.
Invesco V.I. International Growth Fund— Series I Shares	Invesco	• Seeks long-term growth of capital.
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares***	Invesco	• Seeks long-term growth of capital.
The Alger Portfolios: Alger SMid Cap Focus Portfolio—Class I-2 Shares	Fred Alger Management, Inc. (Weatherbie Capital, LLC )

• Seeks long-term capital appreciation. The portfolio primarily invests in a focused portfolio of approximately 50 holdings of small and mid cap companies identified through our fundamental research as demonstrating promising growth potential.

American Century Variable Portfolios, Inc.: American Century Investments® VP Inflation Protection Fund—Class II	American Century Investment Management, Inc. (“ACIM”)	• Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Investments® VP Mid Cap Value Fund—Class II**	ACIM	• Seeks long-term capital growth. Income is a secondary objective.
American Century Investments® VP Value Fund—Class II	ACIM	• Seeks long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®: American Funds IS Asset Allocation Fund—Class 1	Capital Research and Management CompanySM (“CRMC”)	• Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds IS Blue Chip Income and Growth Fund—Class 1	CRMC	• Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds IS Global Bond Fund—Class 1	CRMC	• Seeks long-term, high level total return consistent with prudent investment management.
American Funds IS Global Growth Fund—Class 1	CRMC	• Seeks long-term growth of capital.
American Funds IS Global Small Capitalization Fund—Class 1	CRMC	• Seeks long-term growth of capital.
American Funds IS Growth Fund—Class 1	CRMC	• Seeks growth of capital.
American Funds IS Growth-Income Fund—Class 1	CRMC	• Seeks long-term growth of capital and income.
American Funds IS International Fund—Class 1	CRMC	• Seeks long-term growth of capital.
American Funds IS New World Fund®—Class 1	CRMC	• Seeks long-term capital appreciation.
BlackRock® Variable Series Funds, Inc.: BlackRock® Global Allocation V.I. Fund— Class I	BlackRock Advisors, LLC (“BlackRock”)	• Seeks high total investment return.
BlackRock® Variable Series Funds II, Inc.: BlackRock® High Yield V.I. Fund—Class I	BlackRock	• Seeks to maximize total return, consistent with income generation and prudent investment management.
Davis Variable Account Fund, Inc.: Davis Value Portfolio	Davis Selected Advisers, L.P. Subadviser: Davis Selected Advisers—NY, Inc.	• Seeks long-term growth of capital.

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Delaware VIP® Trust: Delaware VIP® Emerging Markets Series—Standard Class	Delaware Management Company (“DMC”)	• Seeks long-term capital appreciation.
Delaware VIP® International Value Equity Series—Standard Class	DMC	• Seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series—Standard Class	DMC	• Seeks capital appreciation.
Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds): DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP)—Class A	DWS Investment Management Americas Inc. (“DIMA”) Subadviser: Northern Trust Investments, Inc.	• Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche DWS Variable Series I (formerly Deutsche Variable Series I): DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP)—Class A	DIMA	• Seeks above-average capital appreciation over the long term.
Deutsche DWS Variable Series II (formerly Deutsche Variable Series II): DWS Alternative Asset Allocation VIP (formerly Deutsche Alternative Asset Allocation VIP)—Class A	DIMA Subadviser: RREEF America LLC	• Seeks capital appreciation.
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP)—Class A	DIMA	• Seeks long-term capital appreciation.
DFA Investment Dimensions Group Inc.: DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP (“DFA”) Subadvisers: Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)	• To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Global Moderate Allocation Portfolio	DFA

•  To seek total return consisting of capital appreciation and current income. The Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds managed by DFA.

DFA VA International Small Portfolio	DFA Subadvisers: DFA Ltd. and DFAA	• To achieve long-term capital appreciation.
DFA VA U.S. Large Value Portfolio	DFA	• To achieve long-term capital appreciation.
DFA VA U.S. Targeted Value Portfolio	DFA	• To achieve long-term capital appreciation.
DFA VIT Inflation-Protected Securities Portfolio	DFA Subadvisers: DFA Ltd. and DFAA	• To provide inflation protection and earn current income consistent with inflation-protected securities.
Dreyfus Investment Portfolios: Dreyfus IP Technology Growth Portfolio—Initial Shares	The Dreyfus Corporation	• Seeks capital appreciation.

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Fidelity® Variable Insurance Products Funds: Fidelity® VIP ContrafundSM Portfolio—Initial Class	Fidelity Management & Research Company (“FMR”) Subadvisers: FMR Co., Inc., an affiliate of FMR (“FMRC”), and other investment advisers	• Seeks long-term capital appreciation.
Fidelity® VIP Emerging Markets Portfolio—Initial Class	FMR Subadvisers: FMRC and other investment advisers	• Seeks capital appreciation.
Fidelity® VIP Equity-Income(SM) Portfolio—Initial Class	FMR Subadvisers: FMRC and other investment advisers

•  Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity® VIP Freedom 2010 Portfolio (SM)—Initial Class	FMRC	• Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2020 Portfolio (SM)—Initial Class	FMRC	• Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2030 Portfolio (SM)—Initial Class	FMRC	• Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2040 Portfolio (SM)—Initial Class	FMRC	• Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2050 Portfolio (SM)—Initial Class	FMRC	• Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Government Money Market Portfolio—Initial Class	FMR Subadvisers: Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers	• Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth Portfolio—Initial Class	FMR Subadvisers: FMRC and other investment advisers	• Seeks to achieve capital appreciation.
Fidelity® VIP Index 500 Portfolio—Initial Class	FMR Subadvisers: FMRC and Geode Capital Management, LLC	• Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	FMR Subadvisers: FIMM and other investment advisers	• Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio—Initial Class	FMR Subadvisers: FMRC and other investment advisers	• Seeks long-term growth of capital.

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Fidelity® VIP Overseas Portfolio—Initial Class	FMR Subadvisers: FMRC and other investment advisers	• Seeks long-term growth of capital.
Fidelity® VIP Real Estate Portfolio—Initial Class	Fidelity SelectCo, LLC, an affiliate of FMR Subadvisers: FMRC and other investment advisers	• Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity® VIP Strategic Income Portfolio—Initial Class	FMR Subadvisers: FIMM, FMRC, FIL Investment Advisors (UK) Limited and other investment advisers	• Seeks a high level of current income and may also seek capital appreciation.
Fidelity® VIP Value Portfolio—Initial Class	FMR Subadvisers: FMRC and other investment advisers	• Seeks capital appreciation.
Fidelity® VIP Value Strategies Portfolio—Service Class 2	FMR Subadvisers: FMRC and other investment advisers	• Seeks capital appreciation.
Janus Aspen Series: Janus Henderson Enterprise Portfolio—Institutional Shares	Janus	• Seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio—Institutional Shares	Janus	• Seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Forty Portfolio—Institutional Shares	Janus	• Seeks long-term growth of capital.
Janus Henderson Global Research Portfolio—Institutional Shares	Janus	• Seeks long-term growth of capital.
Lazard Retirement Series, Inc.: Lazard Retirement International Equity Portfolio—Service Shares	Lazard Asset Management LLC	• Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust: ClearBridge Variable Appreciation Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) Subadviser: ClearBridge Investments, LLC (“ClearBridge”)	• Seeks long-term appreciation of capital.
ClearBridge Variable Large Cap Growth Portfolio—Class I	Legg Mason Subadviser: ClearBridge	• Seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust: LVIP Baron Growth Opportunities Fund—Service Class	Lincoln Investment Advisors Corporation (“LIAC”) Subadviser: BAMCO, Inc.	• Seeks capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
LVIP Mondrian International Value Fund—Standard Class	LIAC Subadviser: Mondrian Investment Partners Limited	• Seeks long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

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LVIP SSgA Bond Index Fund—Standard Class	LIAC Subadviser: SSgA Funds Management, Inc. (“SSgA”)	• Seeks to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
LVIP SSgA Developed International 150 Fund—Standard Class	LIAC Subadviser: SSgA	• Seeks to maximize long-term capital appreciation.
LVIP SSgA Emerging Markets 100 Fund—Standard Class	LIAC Subadviser: SSgA	• Seeks to maximize long-term capital appreciation.
LVIP SSgA International Index Fund—Standard Class	LIAC Subadviser: SSgA	• Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S.-foreign securities.
Lord Abbett Series Fund, Inc.: Lord Abbett Series Fund Developing Growth Portfolio—Class VC	Lord, Abbett & Co. LLC (“Lord Abbett”)	• Seeks to deliver long-term growth of capital.
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	Lord Abbett	• Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS® Variable Insurance Trust: MFS® Value Series—Initial Class	Massachusetts Financial Services Company (“MFS”)	• Seeks capital appreciation.
MFS® Variable Insurance Trust II: MFS® Global Tactical Allocation Portfolio—Initial Class	MFS	• Seeks total return.
MFS® International Value Portfolio—Initial Class	MFS	• Seeks capital appreciation.
MFS® Variable Insurance Trust III: MFS® Global Real Estate Portfolio—Initial Class	MFS	• Seeks total return.
MFS® Mid Cap Value Portfolio—Initial Class	MFS	• Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (“VIF”): Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	Morgan Stanley Investment Management Inc. (“MSIM”)	• Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	MSIM	• Seeks both capital appreciation and current income.
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	MSIM

•  Seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Neuberger Berman Advisers Management Trust: Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)	• Seeks growth of capital.
Neuberger Berman AMT Sustainable Equity Portfolio—Class I#	Neuberger Berman	• Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.

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Northern Lights Variable Trust: TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares***	ValMark Advisers, LLC (“ValMark”) Subadviser: Milliman Financial Risk Management, LLC (“Milliman”)	• Seeks capital appreciation.
TOPS® Balanced ETF Portfolio—Class 2 Shares***	ValMark Subadviser: Milliman	• Seeks income and capital appreciation.
TOPS® Conservative ETF Portfolio—Class 2 Shares***	ValMark Subadviser: Milliman	• Seeks to preserve capital and provide moderate income and moderate capital appreciation.
TOPS® Growth ETF Portfolio—Class 2 Shares***	ValMark Subadviser: Milliman	• Seeks capital appreciation.
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares***	ValMark Subadviser: Milliman	• Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares***	ValMark Subadviser: Milliman	• Seeks capital appreciation with less volatility than the equity markets as a whole.
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares***	ValMark Subadviser: Milliman	• Seeks capital appreciation with less volatility than the equity markets as a whole.
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares***	ValMark Subadviser: Milliman	• Seeks capital appreciation.
Oppenheimer Variable Account Funds: Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	• Seeks capital appreciation.
PIMCO Variable Insurance Trust: PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	Pacific Investment Management Company LLC (“PIMCO”)	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (formerly PIMCO VIT Global Bond Portfolio (Unhedged))—Administrative Class	PIMCO	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio—Administrative Class	PIMCO	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	PIMCO	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio—Administrative Class	PIMCO	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio—Administrative Class	PIMCO	• Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

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PIMCO VIT Total Return Portfolio—Administrative Class	PIMCO	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc.: T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Associates, Inc. (“T. Rowe Price”)	• Seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price	• Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
T. Rowe Price New America Growth Portfolio	T. Rowe Price	• Seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
T. Rowe Price Moderate Allocation Portfolio (formerly T. Rowe Price Personal Strategy Balanced Portfolio)	T. Rowe Price	• Seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
T. Rowe Price Fixed Income Series, Inc.: T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price	• Seeks a high level of income consistent with moderate fluctuations in principal value.
T. Rowe Price International Series, Inc.: T. Rowe Price International Stock Portfolio	T. Rowe Price	• Seeks long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies.
Thrivent Series Fund, Inc.: Thrivent Small Cap Index Portfolio	Thrivent Financial	• Seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.
VanEck VIP Trust: VanEck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares***	Van Eck Associates Corporation	• Seeks high total return-income plus capital appreciation-by investing globally, primarily in a variety of debt securities.
Victory Variable Insurance Funds: Victory RS Small Cap Growth Equity VIP Series—Class I Shares	Victory Capital Management Inc.	• Seeks to provide long-term capital growth.
Voya Variable Portfolios, Inc.: Voya MidCap Opportunities Portfolio—Class I	Voya Investments, LLC (“Voya”) Subadviser: Voya Investment Management Co. LLC (“VIM”)	• Seeks long-term capital appreciation.
Voya Russell™ Mid Cap Index Portfolio—Class I	Voya Subadviser: VIM	• Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya Small Company Portfolio—Class I	Voya Subadviser: VIM	• Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
*An	affiliate of NYLIAC.
**

Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

***

No premiums or transfers will be accepted into this Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

#	Assumes that the reorganization expected to occur on or about April 30, 2019 has taken place. If not, then Neuberger Berman AMT Large Cap Value Portfolio—Class I replaces the Fund listed.
[1]

Effective November 30, 2018, the MainStay VP Absolute Return Multi-Strategy Portfolio merged into the MainStay VP IQ Hedge Multi-Strategy Portfolio, followed by the complete liquidation of the MainStay VP Absolute Return Multi-Strategy Portfolio.

[2]	Effective April 30, 2019, the MainStay VP Epoch U.S. Small Cap Portfolio merged into the MainStay VP MacKay Small Cap Core Portfolio.

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NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing your specific Investment Divisions or the amounts allocated to each within your policy. You are responsible for making choices that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions about investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen. You should consult with your registered representative to determine which Allocation Options are most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all of their assets in portfolios of other funds. In such cases, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

In addition, some of the Eligible Portfolios may use such strategies in the future. Volatility management strategies are designed to reduce the overall volatility and provide risk-adjusted returns over time. During rising markets, a volatility management strategy, however, could cause your policy Cash Value to rise less than would have been the case had you been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. Conversely, investing in a fund that features a volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the fund’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your policy’s Cash Value may decline less than would have been the case had you not been invested in a fund that features a volatility management strategy. The success of the volatility management strategy of a fund depends, in part, on the investment adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Any negative impact to the performance of a fund due to a volatility management strategy may limit increases in your Cash Value. For more information about the Eligible Portfolios and the investment strategies they employ, please refer to the Funds’ current prospectuses.

The Investment Divisions invest in the corresponding Eligible Portfolios. You can allocate Net Premium payments or transfer Cash Value to a maximum of 20 Allocation Alternatives.

Investment selections should be based on a thorough investigation of all of the information about the Eligible Portfolios that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio.

After you select Eligible Portfolios for your initial premium, you should monitor and periodically reevaluate your allocations to see if they are still appropriate.

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MONEY MARKET FUND FEES AND GATES

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all Policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.

All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities, and/or repurchase agreements that are secured by cash or U.S. government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio and the Fidelity® VIP Government Money Market Portfolio could impose such fees and gates, which could be applied to all Policy transfers, surrenders, withdrawals, and benefit payments from the portfolio.

INVESTMENT RETURN

The investment return of a policy is based on:

●	the number of Accumulation Units held in each Investment Division for the policy;

●	the investment experience of each Investment Division as measured by its actual net rate of return;

●	the amount in and the interest rate credited on amounts held in the Fixed Account, if any; and

●	the amount in and the interest rate credited on amounts held in the Loan Account, if any.

The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Fund, and any dividend or capital gains distributions declared by the Funds. These investment returns do not reflect any other policy charges, and, if they did, the returns shown would be reduced.

Funds may lose value; are not guaranteed; are not a deposit; are not FDIC/NCUA insured; and are not insured by any government agency.

PERFORMANCE CALCULATIONS

From time to time, We may advertise the performance of the Investment Divisions. These performance figures do not include contract charges such as the monthly contract charge, sales expense charge, state and federal premium tax charges, cost of insurance charge, Mortality and Expense Risk charges, per thousand Face Amount charge, and rider charges.

Performance data for the Investment Divisions may be compared in advertisements, sales literature or other marketing materials, and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable life insurance separate accounts or other investment products tracked by Lipper Analytical Services or Morningstar Inc. (both of which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

Neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

We may also advertise a hypothetical illustration of policy values, including all contract charges.

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VOTING

We will vote the shares that the Investment Divisions of the Separate Account hold in the Eligible Portfolios at any regular and special shareholder meetings of the Funds. We will vote these shares according to the instructions We receive from Our policyowners who have invested their premiums in Investment Divisions that invest in the Fund holding the meeting. However, if the law changes to allow Us to vote the shares in our Own right, We may decide to do so.

While your policy is in effect, you can provide voting instructions to Us for each Investment Division in which you have assets. The number of votes you are entitled to will be determined by dividing the units you have invested in an Investment Division by the net asset value per unit for the Eligible Portfolio underlying that Investment Division.

We will determine the number of votes you are entitled to on the date established by the underlying Fund for determining shareholders that are eligible to vote at the meeting of the relevant Fund. We will send you written voting instructions prior to the meeting according to the procedures established by the Fund. We will send proxy materials, reports, and other materials relating to the Fund to each person with a voting interest.

We will vote the Fund shares for which We do not receive timely instructions, and any other shares that we (or our affiliates) own in our own right, in the same proportion as the shares for which We receive timely voting instructions. As a result, because of proportional voting, a small number of policyowners may control the outcome of the vote.

CHARGES ASSOCIATED WITH THE POLICY

As with all life insurance policies, certain charges apply under the policy. The following is a summary explanation of these charges.

DEDUCTIONS FROM PREMIUM PAYMENTS

When We receive a premium payment from you, whether planned or unplanned, We will deduct a Sales Expense Charge, a State Premium Tax Charge, and a Federal Premium Tax Charge.

SALES EXPENSE CHARGE

We reserve the right to increase this charge in the future, but it will never exceed the maximums stated below. The amount of the Sales Expense Charge in a Policy Year is not necessarily related to Our actual sales expenses for that particular year. To the extent that the Sales Expense Charge does not cover sales expenses, they will be recovered from NYLIAC surplus, including any amounts derived from the Mortality and Expense Risk charge and the cost of insurance charge.

Current Sales Expense Charges without the Supplementary Term Rider

(1) Policy Year One: We deduct 16.25% from any premiums paid up to the Target Premium. We deduct 0.75% from any additional premiums paid in that Policy Year.

(2) Policy Years Two through Four: We expect to deduct 9.75% from any premiums paid up to the Target Premium for those Policy Years. We expect to deduct 4% from any additional premiums paid in those Policy Years.

(3) Policy Years Five through Seven: We expect to deduct 1.75% from any premiums paid in those Policy Years.

(4) Policy Year Eight and Thereafter: We do not currently expect to deduct a sales expense charge from any premiums paid during those years.

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Current Charges with the Supplementary Term Rider —The Sales Expense Charge for any premiums paid up to the Target Premium after adding the Supplementary Term Rider equals the current Sales Expense Charge for the policy without the STR above, multiplied by the ratio of the Face Amount to the Target Face Amount.

The Target Premium, as shown on the Policy Data Page, is determined from the Face Amount of the policy, or the Target Face Amount if the Supplementary Term Rider is included. The Target Face Amount is equal to the Face Amount of the policy plus the Term Face Amount. Any change to the policy which results in a change to the Face Amount, will change the Target Premium and the Target Face Amount.

Guaranteed Maximum Sales Expense Charge—

(1) Policy Year One: We guarantee that any Sales Expense Charge will never exceed 19.25% from any premiums paid up to the Target Premium. We guarantee that any Sales Expense Charge on premiums paid in excess of the Target Premium will never exceed 7%.

(2) Policy Years Two through Four: We guarantee that any Sales Expense Charge will never exceed 12.75% from any premiums paid up to the Target Premium. We guarantee that any Sales Expense Charge on premiums paid in excess of the Target Premium will never exceed 7% in those Policy Years.

(3) Policy Years Five through Seven: We guarantee that any Sales Expense Charge will never exceed 4.75% from any premiums paid in those Policy Years.

(4) Policy Year Eight and subsequent: We guarantee that any Sales Expense Charge will never exceed 3% from any premiums paid in those Policy Years.

STATE PREMIUM TAX CHARGE

Various states and jurisdictions impose a tax on premium payments received by insurance companies. State tax rates vary from state to state and currently range from zero to 3.50% (and sometimes higher in certain other jurisdictions).

We may increase this charge to reflect changes in applicable law. The amount We deduct for the state premium tax charge may not reflect the actual premium tax charge in your state. Two percent (2%) represents the approximate average of taxes assessed by the jurisdictions.

During the first seven Policy Years, We currently deduct 2% of each premium payment you make. We will not impose a state premium tax charge greater than 2%, unless there is a change in applicable law.

Beginning in the eighth Policy Year, We currently expect to deduct 1.50% of each premium payment you make as a state premium tax charge.

FEDERAL PREMIUM TAX CHARGE

NYLIAC’s federal tax obligations will increase based upon premium payments received under the policies. We may increase this charge to reflect changes in applicable law. We will not impose a federal premium tax charge greater than 1.25%, unless there is a change in applicable law.

During the first seven policy years, We currently deduct 1.25% of each premium payment you make. Beginning in the eighth Policy Year, We expect to deduct 1.00% of each premium payment you make.

DEDUCTIONS FROM ACCUMULATION VALUE AND FIXED ACCOUNT VALUE

On each Monthly Deduction Day, We deduct a monthly contract charge, a cost of insurance charge, a per Thousand Face Amount charge, a Mortality and Expense Risk charge, and applicable rider charges. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the

31

period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the policy’s Cash Value in each Investment Division and the Fixed Account in accordance with the expense charge allocation you made in the policy application. If no expense charge allocation is in effect, monthly deductions will be made pro rata from each of the Investment Divisions and the Fixed Account.

MONTHLY CONTRACT CHARGE

The monthly contract charge compensates Us for the costs of providing certain administrative services including premium collection, record-keeping, processing claims, and communicating with policyowners. This charge is not designed to produce a profit.

The monthly charge is currently equal to $0.00 in Policy Year 1 and $10.00 thereafter ($120 per year).

If the cost of providing these administrative services increases, We reserve the right to increase this charge, up to a maximum of $15.00 ($180.00 per year).

CHARGE FOR COST OF INSURANCE

A charge for the cost of insurance is deducted on each Monthly Deduction Day for the cost of providing a Life Insurance Benefit to you. The Life Insurance Benefit may vary based on the performance of the Investment Divisions selected, interest credits to the Fixed Account, outstanding loans (including loan interest), charges, and premium payments. The current rates are based on the gender, smoker class, policy duration, underwriting class, and issue age of the Insured. For policies sold on a guaranteed issue basis, the current rates are also based on other underwriting parameters, including the number of employees at your employer who are eligible to purchase a policy, the percentage of those eligible employees who purchased a policy, and the amount, if any, that your employer contributes to your premium payments. The maximum cost of insurance rates are set forth on your Policy Data Page. We may change the current cost of insurance rates based on changes in future expectations of such factors as mortality, investment income, expenses, and persistency. The cost of insurance charge for any month will equal:

a times (b - c)

Where:

a = the applicable cost of insurance rate per $1,000 of insurance

b = the number of thousands of Life Insurance Benefit as of the Monthly Deduction Day divided by 1.0032737, and

c = the number of thousands of Alternative Cash Surrender Value as of the Monthly Deduction Day (before this cost of insurance charge, but after the Mortality and Expense risk charge, the monthly contract charge, per thousand Face Amount charge and any charges for riders are deducted).

The cost of insurance charge could be as little as zero.

For insureds rated sub-standard risks, an additional Flat Extra may be assessed as part of the cost of insurance charge due to an insured’s circumstances including, but not limited to, his or her medical condition, occupation, motor vehicle or aviation record. Any additional Flat Extras which might apply to certain insureds based on Our underwriting will also be deducted on each Monthly Deduction Day.

We will no longer deduct cost of insurance charges after the insured reaches age 95.

MONTHLY PER THOUSAND FACE AMOUNT CHARGE

We currently deduct a monthly per thousand Face Amount charge that varies based on risk class, gender, policy duration, underwriting class, Face Amount of the policy, and, if the Supplementary Term Rider is

32

included, the Term Face Amount. For policies sold on a guaranteed issue basis, the current rates are also based on other underwriting parameters, including the number of employees at your employer who are eligible to purchase a policy, the percentage of those eligible employees who purchased a policy, and the amount, if any, that your employer contributes to your premium payments. We guarantee that the per thousand Face Amount charge will never exceed $1.20 per thousand ($14.40 per year) of Face Amount.

We will no longer deduct the per thousand Face Amount charge after the insured reaches age 95.

MORTALITY AND EXPENSE RISK CHARGE

Current—The Mortality and Expense Risk charge will vary depending on how long you have owned your policy and its Accumulation Value. We currently expect to deduct a Mortality and Expense Risk charge equal to the following annual rates:

1) Policy Years One through Ten. 0.45% of the first $25,000 of Accumulation Value; 0.37% of Accumulation Value between $25,001 and $200,000; and 0.20% of Accumulation Value in excess of $200,000.

2) Policy Year 11 and thereafter. 0.40% of the first $25,000 of Accumulation Value; 0.32% of Accumulation Value between $25,001 and $200,000; and 0.15% of Accumulation Value in excess of $200,000.

The Mortality and Expense Risk charge is deducted in monthly installments on each Monthly Deduction Day.

Guaranteed Maximum—We guarantee that the Mortality and Expense Risk charge will never exceed an annual rate of 0.90% of the Accumulation Value.

The mortality risk We assume is that the group of lives insured under Our policies will, on average, not live as long as We expect. The expense risk We assume is that Our costs of issuing and administering policies may be greater than what We estimated.

If current charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that they are not adequately covered by the Sales Expense Charge.

RIDER CHARGES

Each month, the cost of the Supplementary Term Rider, if issued with your policy, is included in your cost of insurance charge.

A one-time charge will be deducted from the policy’s Cash Value on the activation date of the Overloan Protection Rider. There is no charge if this rider is never activated.

The Spouse’s Paid up Insurance Purchase Option Rider is automatically added at time of policy issue at no additional cost.

For more information about specific riders’ charges, see “Table of Fees and Expenses.”

LOAN CHARGES

We currently charge an effective annual loan interest rate of 4.00% payable in arrears. When you request a loan, a transfer of funds will be made from the Investment Divisions and the Fixed Account to the Loan Account equal to: (1) the requested loan amount; plus (2) any Policy Debt; minus (3) the amount in the Loan Account before those transfers.

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When you take a loan against your policy, the loaned amount that We hold in the Loan Account may earn interest at a different rate from the rate We charge you for loan interest. For the First 10 Policy Years, the rate We currently expect to credit on loaned amounts is 0.50% less than the rate We charge for loan interest. Beginning in the eleventh Policy Year, the rate We currently expect to credit on loaned amounts is equal to the rate We charge for loan interest. The amount in the Loan Account will be credited with interest at a rate that will never be less than the greater of (1) the guaranteed interest rate credited to the Fixed Account, and (2) the effective annual loan interest rate less 2.00%. These rates are not guaranteed and We can change them at any time, subject to the above-mentioned minimums. See “Loans” for more information.

CHARGES FOR FEDERAL INCOME TAXES

We do not currently deduct a charge for federal income taxes from the Investment Divisions, although We may do so in the future, if the law should change to require taxation of separate accounts.

ALLOCATING EXPENSE CHARGE DEDUCTIONS

You can choose the source from which NYLIAC deducts certain policy expenses, including the cost of insurance charge, any rider charges, the monthly contract charge, monthly per thousand face amount charge, and the Mortality and Expense Risk charge. When you complete the policy application, you may instruct NYLIAC to have expenses deducted from any of the up to 20 Allocation Alternatives you have chosen, or a combination of those Allocation Alternatives. You can change these instructions at any time.

If the accumulations in the Allocation Alternatives you have chosen for deduction under your policy are insufficient to pay these charges, We will deduct the charges proportionately from each of the other Investment Divisions in your policy and the Fixed Account. If you haven’t given Us instructions on how you would like Us to allocate these expense charge deductions, We will deduct these charges proportionately from each of the Investment Divisions under your policy and the Fixed Account.

FUND CHARGES

Each Investment Division purchases shares of the corresponding Portfolio at the shares’ net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of a Portfolio by the relevant Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy and may vary from year to year. These fees and expenses are described in the relevant Funds’ prospectuses.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC Rules including Rules 2a-7 or 22c-2 under the 1940 Act. In such cases, we would administer the Fund fees and deduct them from your Cash Value or transaction proceeds.

TRANSACTION CHARGES

Partial Withdrawal Charge—When you make a partial withdrawal, We reserve the right to deduct a fee, not to exceed $25, for processing the partial withdrawal. Currently, we do not charge a fee when you make a partial surrender.

Transfer Charge—We currently do not charge for transfers made between Investment Divisions. However, We reserve the right to charge $30 per transfer for any transfer in excess of 12 in a Policy Year.

HOW THE POLICY WORKS

This example is based on the charges applicable to a guaranteed issue policy issued on or after the date of this prospectus during the first Policy Year, issued to a non-smoking insured male, issue age 45, who is part of a group with employer contributions and 100% employee participation with an initial Face Amount of $400,000 with a Target Premium of $18,680 who has selected Life Insurance Benefit Option 1 and the

34

Guideline Premium Test, assuming current charges and a 6.00% hypothetical gross annual investment return, which results in a net annual effective investment return of 5.20% for all years:

	Premium Paid	$7,000
less:	Below Target Premium Sales Expense Charge	1,137
	Above Target Premium Sales Expense Charge	0
	State Premium Tax Charge (2%)	140
	Federal Premium Tax Charge (1.25%)	88

equals:	Net Premium	$5,635
less:	Mortality and Expense Risk charge (varies monthly)	25
less:	Charges for Cost of Insurance (varies monthly)	254
	Monthly Contract charge ($10.00 per month in Policy Years 2 and following)	0
	Per Thousand Face Amount Charge	38
plus:	Net investment performance (varies daily)	284

equals:	Cash Value	$5,602
plus:	DPL Account	1,160

equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$6,762

There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.

DESCRIPTION OF THE POLICY

THE PARTIES

There are three important parties to the policy: the Policyowner (or contract owner), the Insured and the Beneficiary (or payee). One individual can have one or more of these roles. Each party plays an important role in a policy.

POLICYOWNER: This person or entity can purchase and surrender a policy, and can make changes to it, such as:

●	increase/decrease the Face Amount

●	choose a different Life Insurance Benefit (except that a change cannot be made to Option 3);

●	terminate riders;

●	change Beneficiaries;

●	change investment allocations; and/or

●	take a loan against or take a partial withdrawal from the value of the policy.

The current policyowner has the right to transfer ownership to another party/entity. The person having the right to transfer the ownership of the policy must do so by providing Us with the required information at Our

35

Service Office in Good Order. When We record the change, it will take effect as of the date the form was signed, subject to any payments made or other action We take before recording. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who becomes the owner of the existing policy. This means the new policyowner will be required to provide their name, address, date of birth, and other identifying information. A transfer of ownership request on any variable product also requires that the new owner(s) submit financial and suitability information.

INSURED: This individual’s personal information determines the cost of the life insurance coverage. The Policyowner also may be the Insured.

BENEFICIARY: The beneficiary is the person(s) or entity(ies) the Policyowner specifies on Our records to receive the proceeds from the policy. The Policyowner may name his or her estate as the Beneficiary.

Who is named as Policyowner and Beneficiary may affect whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. See “Federal Income Tax Considerations: Life Insurance Status of Policy” and “IRC Section 101(j)—Impact on Employer-Owner Policies” for more information.

THE POLICY

The policy provides life insurance protection on the named Insured, and pays Policy Proceeds when that Insured dies while the policy is in effect. The policy offers: (1) flexible premium payments where you decide the timing and amount of the payment; (2) a choice of three Life Insurance Benefit options; (3) access to the policy’s Cash Value through loans and partial withdrawal privileges (within limits); (4) the ability to increase or decrease the policy’s Face Amount of insurance (within limits); (5) additional benefits through the use of optional riders; and (6) a selection of Allocation Alternatives, including 128 Investment Divisions (113 of which are available to all policyowners) and a Fixed Account with a guaranteed minimum interest rate.

We will pay the designated beneficiary the Policy Proceeds if the policy is still in effect when the Insured dies. Your policy will stay in effect as long as the Cash Surrender Value of your policy is sufficient to pay your policy’s monthly deductions.

HOW THE POLICY IS AVAILABLE

The policy is available only as a non-qualified policy. This means that the policy is not available for use in connection with certain employee retirement plans that qualify for special treatment under the federal tax law. The minimum Face Amount of a policy is $100,000 at issue and a minimum face amount of $25,000 thereafter. The Policyowner may increase the Face Amount, subject to Our underwriting rules in effect at the time of the request. The Insured may not be older than age 85 as of the Policy Date or the date of any increase in Face Amount. Before issuing any policy (or increasing its Face Amount), the Policyowner must give Us satisfactory evidence of insurability.

We may issue the policy based on underwriting rules and procedures, which are based on NYLIAC’s eligibility standards. These may include guaranteed issue, simplified issue, and full medical underwriting. Under certain arrangements, if Our procedures permit guaranteed issue or simplified issue underwriting, Insureds in good health may be able to obtain coverage more economically under a policy that requires full medical underwriting.

We may issue the policy on a unisex basis in certain states or under certain plan types. For policies issued on a unisex basis, the Policyowner should disregard any reference in this prospectus that makes a distinction based on the gender of the Insured.

POLICY PREMIUMS

Once you have purchased your policy, you can make premium payments as often as you like and for any amount you choose, within limits. Other than the initial premium, there are no required premium payments.

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However, you may be required to make additional premium payments to keep your policy from lapsing. (See “Premiums” for more information.)

CASH VALUE

After the free look period has expired, or after We receive your policy delivery receipt, whichever is later, the Cash Value of the policy is the sum of the Accumulation Value in the Separate Account, the value in the Fixed Account and the value in the Loan Account. A number of factors affect your policy’s Cash Value, including, but not limited to:

●	the amount and frequency of premium payments;

●	the investment experience of the Investment Divisions you choose;

●	the interest credited on the amount in the Fixed Account;

●	the amount of any partial withdrawals you make (including any charges you incur as a result of a withdrawal); and

●	the amount of charges We deduct.

CASH SURRENDER VALUE

The Cash Surrender Value equals the Cash Value less Policy Debt.

ALTERNATIVE CASH SURRENDER VALUE

The Alternative Cash Surrender Value is equal to the Cash Value of the policy, plus the value of the DPL Account.

INVESTMENT DIVISIONS AND THE FIXED ACCOUNT

We allocate your Net Premium among your selected Investment Divisions available under the policy (See “Management and Organization—Funds and Eligible Portfolios” for Our list of available Investment Divisions) and the Fixed Account, based on your instructions. You can allocate your Net Premium among up to any 20 of the 129 Allocation Alternatives (114 of which are available to all policyowners).

AMOUNT IN THE SEPARATE ACCOUNT

We use the amount allocated to an Investment Division to purchase Accumulation Units within that Investment Division. We redeem Accumulation Units from an Investment Division when amounts are loaned, withdrawn, transferred, surrendered, or deducted for charges or loan interest. We calculate the number of Accumulation Units purchased or redeemed in an Investment Division by dividing the dollar amount of the transaction by the Investment Division’s Accumulation Unit value. On any given day, the amount you have in the Separate Account is the value of the Accumulation Units you have in all of the Investment Divisions. The value of the Accumulation Units you have in a given Investment Division equals the current Accumulation Unit value for the Investment Division multiplied by the number of Accumulation Units you hold in that Investment Division.

DETERMINING THE VALUE OF AN ACCUMULATION UNIT

We calculate the value of an Accumulation Unit at the end of each Business Day. We determine the value of an Accumulation Unit by multiplying the value of that unit on the prior Business Day by the net investment factor.

The net investment factor We use to calculate the value of an Accumulation Unit is equal to:

(a/b)

Where: a = the sum of:

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(1) the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined at the end of the current day on which We calculate the Accumulation Unit value, plus

(2) the per share amount of any dividends paid or capital gain distributions made by the Portfolio for shares held in the Separate Account for that Investment Division if the ex-dividend date occurs since the end of the immediately preceding day on which We calculate an Accumulation Unit value for that Investment Division.

b = the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined as of the end of the immediately preceding day on which We calculated an Accumulation Unit value for that Investment Division.

AMOUNT IN THE FIXED ACCOUNT

If your policy was issued before March 1, 2012, you can choose to allocate all or part of your Net Premium payments to the Fixed Account. If your policy was issued on or after March 1, 2012, We can limit the amount of Net Premium that can be allocated to the Fixed Account, including not allowing any premium to be allocated to the Fixed Account. The premium allocation form will describe the current limit and We will provide you with 30 days notice of any change in that limit.

The amount you have in the Fixed Account equals:

(1) the sum of the Net Premium Payments you have allocated to the Fixed Account;

plus (2) any transfers you have made from the Separate Account to the Fixed Account;

plus (3) any interest credited to the Fixed Account;

less (4) any amounts you have withdrawn from the Fixed Account;

less (5) any charges We have deducted from the Fixed Account;

less (6) any transfers you have made from the Fixed Account to the Separate Account or to the Loan Account.

TRANSFERS AMONG INVESTMENT DIVISIONS AND THE FIXED ACCOUNT

There is no charge for the first twelve transfers in any one Policy Year. NYLIAC may charge $30 for each transfer in excess of twelve per Policy Year. This charge will be applied on a pro-rata basis to the Allocation Alternatives to which the transfer is being made. Transfer requests must be made in writing to Our Service Office in Good Order.

Transfers among Investment Divisions and from the Investment Divisions to the Fixed Account:

You may transfer all or part of the Cash Value among Investment Divisions and from the Investment Divisions to the Fixed Account.

If your policy was issued before March 1, 2012, you may transfer all or part of the Cash Value from an Investment Division to the Fixed Account. If your policy was issued on or after March 1, 2012, We have the right to establish limits on your ability to transfer all or part of the Cash Value from an Investment Division to the Fixed Account. These limits can include allowing no transfers from the Investment Divisions to the Fixed Account. We will provide you 30 days notice before imposing any such limits on transfers.

You may make transfers among Investment Divisions and from the Investment Divisions to the Fixed Account, subject to the following two conditions:

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●

Minimum Transfer—Unless We agree otherwise, the minimum amount that may be transferred is the smaller of: (i) $500 or (ii) the value of the Accumulation Units in the Investment Division from which the transfer is made.

●

Minimum Remaining Value—After the transfer, the value of: (i) the remaining Accumulation Units in an Investment Division or (ii) the Fixed Account must be at least $500. If the remaining value would be less than $500, We have the right to include that amount as part of the transfer.

Transfers to or from Investment Divisions will be made based on the Accumulation Unit values on the Business Day on which NYLIAC receives the transfer request. Transfers received after the close of the New York Stock Exchange (usually 4 p.m. Eastern Time) on a Business Day, or on a non-Business Day, will be priced as of the next Business Day.

Transfers from the Fixed Account to the Investment Divisions:

You may make transfers from the Fixed Account to the Investment Divisions, subject to the following three conditions:

●

Maximum Transfer—The maximum amount you can transfer from the Fixed Account to the Investment Divisions during any Policy Year is the greater of (i) 20% of the amount in the Fixed Account at the beginning of the Policy Year, (ii) the previous Policy Year’s transfer amount, or (iii) $5,000. At any time after the Policy Year during which the Insured’s 65th birthday occurs, or another date you request and We approve, the 20% maximum transfer limitation will not apply for a one-time transfer.

●

If your policy was issued on or after March 1, 2012, We have the right to further limit transfers from the Fixed Account to the Investment Divisions, including not allowing transfers from the Fixed Account to the Investment Divisions. We will provide 30 days notice if We change existing limits on transfers from the Fixed Account to the Investment Divisions.

●	Minimum Transfer—Unless We agree otherwise, the minimum amount that may be transferred is $500.

●

Minimum Remaining Value—After the transfer, the value remaining in the Fixed Account must be at least $500. If the remaining value would be less than $500, We have the right to include that amount as part of the transfer.

LIMITS ON TRANSFERS

Procedures Designed to Limit Potentially Harmful Transfers

This policy is not intended as a vehicle for market timing.

Your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

●	reject a transfer request from you or from any person acting on your behalf,

●	restrict the method of making a transfer,

●	charge you for any redemption fee imposed by an underlying Fund, and/or

●	limit the dollar amount, frequency or number of transfers.

Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you

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that a transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier and received in Good Order. We will provide you with written notice when We take this action.

We currently do not include the following transfers in these limitations, although We reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, and the first transfer out of the MainStay VP U.S. Government Money Market Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging and Automatic Asset Reallocation options.

We may change these limitations or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the Issue Date of your policy. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

We apply Our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Eligible Portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Eligible Portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. Transfer requests must be sent to Our Service Office in Good Order. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 of the 1940 Act, a Fund may require Us to share specific Policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—The procedures described herein are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other Policyowners. The risks described below apply to Policyowners and other persons having material rights under the policies.

●

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

●	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying Eligible Portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Eligible Portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Eligible Portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying Eligible Portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued

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by Us. The nature of these combined orders may limit the underlying Eligible Portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Eligible Portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Eligible Portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.

●

Other insurance companies that invest in the Eligible Portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Eligible Portfolios.

●	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to, among other things:

(1) an adverse effect on Portfolio management, such as:

a) impeding a Portfolio manager’s ability to sustain an investment objective;

b) causing the underlying Eligible Portfolio to maintain a higher level of cash than would otherwise be the case; or

c) causing an underlying Eligible Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Eligible Portfolio.

(2) increased administrative and Fund brokerage expenses.

(3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Eligible Portfolio are made when, and if, the underlying Eligible Portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

ADDITIONAL BENEFITS THROUGH RIDERS

You can apply for additional benefits through the inclusion of a rider. We approve the issuance of a rider based on Our standards and limits for issuing insurance and classifying risks. Three riders may be available: a Supplementary Term Rider (“STR”), an Overloan Protection Rider and a Spouse’s Paid-Up Insurance Purchase Option Rider.

●	Supplementary Term Rider: A new version of this rider was made available as of May 1, 2017. See Appendix A for additional information about the STR for policies issued prior to May 1, 2017.

This rider provides a Term Insurance Benefit that is payable when the Insured dies while this rider is in effect. It insures the same individual covered by the base policy. For policies issued on or after May 1, 2017, this rider is automatically included for all policyowners meeting the criteria described below at the time the policy is issued. Eligibility to receive the STR is based on the underwriting classification and the amount of the premium planned for the first Policy Year that exceeds $2,500,000 as set forth in the policy application or the case census, if applicable. Whether policies meet this threshold will be determined as follows:

a)	For policies subject to full medical underwriting and Simplified Issue underwriting, the premium planned for the first Policy Year will be calculated based on the illustrated premium for the first

41

Policy Year as set forth in the policy application. The STR will only be issued if the premium planned for the first Policy Year for an individual policy exceeds $2,500,000.

b)

For policies subject to Guaranteed Issue underwriting, the premium planned for the first Policy Year will be calculated based on the aggregate illustrated premium for the first Policy Year of all policies issued for a case. For this purpose, a case is defined as a group of individual policies that are sponsored by an employer on at least 10 lives with a 90% employee participation rate. The STR will only be issued if the aggregate premium planned for the first Policy Year for the case exceeds $2,500,000.

Once this threshold is met, a formula determines both the amount of base policy coverage and the amount of term coverage provided through the STR. The following formula will be applied to the premium planned for the first Policy Year, resulting in the STR percentage of the Face Amount for each policy in a case (for policies subject to Guaranteed Issue underwriting), and for each individual policy subject to either full medical underwriting or Simplified Issue underwriting:

80% x (1- (2,500,000/planned First-Year Premium)

For example, on a Guaranteed Issue case with an aggregate illustrated premium of $3,000,000 planned for the first Policy Year, the formula would be applied as follows:

80% x (1 -(2,500,000/3,000,000) = 13.33%

This results in an STR percentage of 13.33% and a corresponding base coverage percentage of 86.67%. These percentages will be applied to all policies in the case. Therefore, if a given policy in the case has $1,000,000 total face amount, $133,333 will be covered under the STR and $866,667 will be provided as base policy coverage.

The same formula is used for all underwriting methods. This STR percentage of the Face Amount will not vary if the actual premium paid in the first Policy Year is different from the premium that was illustrated for the first Policy Year at the time of application. The initial Term Face Amount is shown on the Policy Data Page. The initial Term Face Amount, when added to the initial Face Amount of the base policy equals the initial Target Face Amount, which is also shown on the Policy Data Page. As described under the “Selection of Life Insurance Benefit Table,” the Life Insurance Benefit amount could automatically increase or decrease. For example, your policy’s Alternative Cash Surrender Value and the percentage of the Alternative Cash Surrender Value used for determining the minimum necessary for the policy to qualify as life insurance under Section 7702 of the Internal Revenue Code, will change over time. As changes occur, the Life Insurance Benefit payable under the policy may automatically increase or decrease. When such an increase or decrease occurs, the Term Insurance Benefit will automatically be adjusted based on the Life Insurance Benefit Option you have chosen.

On each Monthly Deduction Day beginning with the second, the Term Insurance Benefit will automatically be set in accordance with the Life Insurance Benefit Option that is in effect on the policy as follows:

●	Option 1—The Term Insurance Benefit will equal the Target Face Amount minus the Life Insurance Benefit.

●	Option 2—The Term Insurance Benefit will equal the Target Face Amount plus the Alternative Cash Surrender Value minus the Life Insurance Benefit.

●	Option 3—The Term Insurance Benefit will equal the Target Face Amount plus the Cumulative Premium Amount minus the Life Insurance Benefit.

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However, if on a Monthly Deduction Day, the Term Insurance Benefit is automatically reduced to zero, the STR will still remain in force.

Within certain limits, specified in the next paragraphs, the Policyowner may:

●	Increase or decrease the Term Insurance Benefit, which will result in a corresponding change to the Target Face Amount; and/or

●

Convert the STR to increase the Face Amount of the base policy. The Target Face Amount of the policy after this conversion will be the same as the Target Face Amount of your policy before the conversion.

The Policyowner may request changes to the policy under the STR, as described in the preceding paragraph, if:

(a) the Target Face Amount is not decreased to an amount below $26,000, unless the decrease is due to a partial withdrawal under the policy.

(b) the Term Insurance Benefit does not exceed 10 times the base policy’s Face Amount. This requirement prohibits the Policyowner from either increasing the Term Insurance Benefit or decreasing the base policy’s Face Amount to an amount that would violate this maximum ratio.

Coverage under the STR ends on the earliest of:

(a) the Monthly Deduction Day on or next following Our receipt of the Policyowner’s signed request to cancel the rider,

(b) the policy anniversary on which the Insured is or would have been 95, as required by law,

(c) the date the STR is fully converted, to increase the Face Amount under the base policy,

(d) the date the Overloan Protection Rider is activated, or

(e) the date the policy ends or is surrendered.

Term Rider vs. Base Policy Coverage: You should consider a number of factors when deciding whether to purchase a policy that includes death benefit coverage in conjunction with the STR. There can be some important cost differences.

Sales Expense Charges: If you compare a policy with the STR to one that provides the same initial death benefit without the STR, the policy with the rider may have lower sales expense charges. Generally, the higher the premium you pay, the greater the potential cost savings and positive impact on Cash Value growth that a term rider may have. For example, a policy with $3 million of base policy coverage and no term coverage (Policy 1) would have higher Sales Expense and cost of insurance charges than a policy with the same premium, where the policy owner has $2,250,000 in base policy coverage and $750,000 in term coverage (Policy 2). This savings in charges generally exceeds the cost of the STR rider. Therefore, because fewer overall policy charges are deducted from the Cash Value on Policy 2, this can result in a potentially higher cash value for Policy 2 than for Policy 1. See “Charges Associated with the Policy—Deductions from Premium Payments—Current Sales Expense Charge” for a discussion of how sales expense charges are calculated.

If lowering up front sales expense costs are important to you or if you plan to fund the policy at certain levels, a policy that provides coverage under the STR can help lower your initial costs and potentially enhance overall policy performance.

Cost of Insurance Charges: The current cost of insurance charges are different under base policy coverage than under the STR. In general, these rates are lower for death benefit coverage provided under the STR than coverage under the base policy for the first six to eight Policy Years. Usually, beginning in Policy Years seven

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through nine, the cost of insurance rates under the STR are higher than the cost of insurance charges under the base policy. This can impact your policy in different ways depending on the timing and amount of premiums you pay into the policy, in particular, during the period referenced above, as well as the policy’s actual investment performance.

If, during the life of the policy, your Cash Value is at a low level either because your overall funding has been low or your actual investment experience has been poor, the negative impact of the higher cost of insurance charges on the Cash Value will be greater. Therefore, the lower the premiums paid and/or the worse the actual investment experience, the greater possibility that a policy with the STR will not perform as well as a policy with base coverage only.

As of May 1, 2017, the STR is only available at the time of issue and availability of the STR and the proportion of base coverage and term coverage is determined at the time of purchase based on the underwriting classification and the amount of premium planned for the first Policy Year that exceeds $2,500,000, as set forth in the policy application or the case census, if applicable. However, you may make certain changes after your policy is issued. Before you purchase a policy you should carefully consider the cost of the pre-selected blend of coverage offered to you and whether that blend meets your life insurance coverage needs. There is a cost for this rider. If you do not want the rider, you may cancel it any time after your policy is issued; however, once you cancel the rider you cannot add it at a later date. See “Description of the Policy—Additional Benefits Through Riders—Supplementary Term Rider” for more information about increasing or decreasing the Term Insurance Benefit after the policy is issued.

●

Overloan Protection Rider: Subject to state availability, your policy will include the Overloan Protection Rider if you have elected the Guideline Premium Test as the policy’s Life Insurance Qualification Test. (See “Policy Payment Information—Life Insurance Benefit Options.”) When activated, the Overloan Protection Rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to cover the current monthly deduction charges.

In order to activate the Overloan Protection Rider you must provide Our Service Office with a written request in Good Order. A one-time charge will be deducted from the policy’s Cash Value on the activation date. There is no charge if the rider is never activated. In addition, the following conditions must be met upon receipt of your written request:

●	The base policy must be in effect for at least 15 years.

●	The insured must be at least age 75.

●	The Life Insurance Benefit Option elected under the base policy is Option 1.

●	Policy Debt exceeds the Face Amount of the policy in effect at the time of activation.

●	Policy Debt must be equal to or less than 99% of the policy Cash Value after the deduction of the one-time rider charge.

●	Activation of the rider cannot cause the policy to violate the Guideline Premium Test (GPT) at any duration.

We will mail a notice to you at your last known address at least 31 days before the end of the policy late period to notify you that the Overloan Protection Rider can be activated. The Overloan Protection Rider will be effective on the Monthly Deduction Day following your written request to activate. Once in effect, the Overloan Protection Rider will prevent your policy from ending. The following changes to your policy will take effect:

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●

The Life Insurance Benefit Option must be Option 1. If Option 1 is not in effect, it is permanently changed to Option 1 and the Face Amount of the policy will be changed to 101% of the policy’s Cash Value.

●	The Life Insurance Benefit payable will be the greater of (A) or (B), where:

(A) = the Face Amount, and

(B) = the greater of either the:

i. Base Policy’s Cash Value, or

ii. Policy Debt on the Base Policy

multiplied by the minimum percentage necessary for the Base Policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.

●	Any Cash Value under the policy that is not invested in the Fixed Account will be transferred to the Fixed Account.

●	Any riders other than the Overloan Protection Rider will end.

●	No further policy changes, premium payments, transfers, partial surrenders, or full surrenders will be allowed.

●	No additional loans or loan repayments will be permitted.

●	Loan interest will continue to accrue.

●	No further Monthly Deductions will be taken.

This policy may be purchased with the Overloan Protection Rider, with the intention of accumulating Cash Value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse. Anyone contemplating the purchase of the policy with the intention of pursuing this strategy or otherwise exercising the “overloan protection” provided under the Overloan Protection Rider should be aware that, among other risks, it has not been ruled on by the IRS or the courts and it may be subject to challenge by the IRS, since it is possible that the loans will be treated as taxable distributions when the Overloan Protection Rider is activated. Moreover, exercising the Overloan Protection Rider may cause your policy to become a modified endowment contract. If your policy becomes a modified endowment contract, all distributions (including loans) made in the Policy Year in which your policy becomes a modified endowment contract and thereafter will be subject to the rules for modified endowment contracts (for a discussion of these rules, see “Federal Income Tax Considerations—Modified Endowment Contract Status”). In addition, any distributions (including loans) made within two Policy Years prior to the date on which your policy becomes a modified endowment contract will be subject to these special rules. For these purposes, loans include additional accrued and unpaid interest on existing policy loans. For these reasons, you should consider very carefully, after consultation with your tax advisor, whether to exercise the Overloan Protection Rider.

●

Spouse’s Paid-Up Insurance Purchase Option Rider: Upon the insured’s death, this rider allows a spouse who is the named Beneficiary to purchase a new paid-up whole life insurance policy on his or her own life without evidence of insurability. There is no charge for this rider.

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OPTIONS AVAILABLE AT NO ADDITIONAL CHARGE

DOLLAR COST AVERAGING

Dollar Cost Averaging is a systematic method of investing that allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. To set up Dollar Cost Averaging, you must send a completed Dollar Cost Averaging form to Our Service Office in Good Order. The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division on each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure growth or protect against a loss in declining markets.

If you decide to use the Dollar Cost Averaging feature, We will ask you to specify:

●	the dollar amount you want to have transferred (minimum transfer $100);

●	the Investment Division you want to transfer money from;

●	the Investment Division(s) and/or Fixed Account you want to transfer money to;

●	the date on which you want the transfers to be made, within limits; and

●	how often you would like the transfers made, either monthly, quarterly, semi-annually or annually.

You are not allowed to make Dollar Cost Averaging transfers from the Fixed Account, but you may make Dollar Cost Averaging transfers into the Fixed Account, subject to any limits specified in the section, “Description of the Policy—Transfers Among Investment Divisions and the Fixed Account.” We do not count Dollar Cost Averaging transfers against any limitations We may impose on the number of free transfers.

We will make all Dollar Cost Averaging transfers on the date you specify, or on the next Business Day. You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. We will not process a Dollar Cost Averaging transfer unless We have received a written request at Our Service Office in Good Order. We must receive this request at least one week before the date Dollar Cost Averaging transfers are scheduled to begin.

The minimum Cash Value required to elect this option is $2,500. We will automatically suspend this feature if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds this amount, the Dollar Cost Averaging transfers will automatically resume as scheduled.

To cancel the Dollar Cost Averaging option, We must receive a written request at Our Service Office in Good Order. You may not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two policy features.

AUTOMATIC ASSET REALLOCATION

If you choose the AAR feature, We will automatically reallocate your assets among the Investment Divisions in order to maintain a pre-determined percentage invested in the Investment Division(s) you have selected. To set up AAR, you must send a completed AAR form to Our Service Office in Good Order. For example, you could specify that 50% of the amount you have in the Separate Account be allocated to a particular Investment Division and the other 50% be allocated to another Investment Division. Over time, the variations in each of these Investment Division’s investment results would cause this balance to shift. If you

46

elect the AAR feature, We will automatically reallocate the amounts you have in the Separate Account among the various Investment Divisions so that they are invested in the percentages you specify.

You can choose to schedule the investment reallocations quarterly, semi-annually, or annually, but not on a monthly basis. The minimum Cash Value you must have allocated to the Separate Account in order to elect this option is $2,500. We will automatically suspend this feature if the Cash Value is less than $2,000 on a reallocation date. Once the Cash Value equals or exceeds this amount, AAR will automatically resume as scheduled. There is no minimum amount which you must allocate among the Investment Divisions under this feature. We do not count AAR transfers against any limitations We may impose on the number of free transfers.

To cancel the AAR feature, We must receive a written request at Our Service Office in Good Order. You cannot elect AAR if you have chosen Dollar Cost Averaging. However, you have the option of alternating between these two policy features.

24 MONTH EXCHANGE PRIVILEGE

At any time within 24 months of the Issue Date, you can exchange the policy for a policy on a permanent plan of life insurance on the Insured which We offer for this purpose. NYLIAC will not require evidence of insurability. To exchange the policy, you must send a written request to Our Service Office in Good Order for this exchange. You will have to pay any sales expense charges imposed by the new policy. Upon an exchange of a policy, all riders and benefits will end unless We agree otherwise or unless required under state law. The replacement policy will have the same Policy Date, issue age, risk classification, and initial Face Amount as the original policy, but will not offer variable investment options such as the Investment Divisions.

In order to exchange the policy, We will require: (a) that the policy be in effect on the date of exchange; (b) repayment of any Policy Debt; and (c) an adjustment, if any, for differences in premiums and Cash Values under the old policy and the new policy. On the Business Day We receive a written request for an exchange, the Cash Value of the policy will be transferred into the Fixed Account, where it will remain until these requirements are met. The date of exchange will be the later of: (a) the Business Day the Policyowner sends the policy to Our Service Office along with a signed request in Good Order; or (b) the Business Day We receive the policy in Good Order at Our Service Office and the necessary payment for the exchange, if any.

Policy values may increase or decrease due to market fluctuations during the period between submission of the exchange request and the issuance of the new policy, which could affect the Cash Value applied to your new policy.

TAX-FREE “SECTION 1035” INSURANCE POLICY EXCHANGES

Generally, you can exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the IRC. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and you will have to pay sales expense charges on the new policy (See “Charges Associated With the Policy—Deductions from Premium Payments—Sales Expense Charge” for more information.) Other charges may be higher (or lower) and the benefits may be different for this policy. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all of the facts that the exchange is in your best interest.

The final surrender value of your old policy is determined after the new life insurance policy has been issued. The surrender value may increase or decrease due to market fluctuations during the period between submission of the exchange request and issuance of the new policy. Please consult your current insurer about how to seek to mitigate market exposure during this period.

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PREMIUMS PAYMENTS

PLANNED AND UNPLANNED PREMIUM PAYMENTS

While the policy is in force, the Policyowner may make premium payments at any time while the Insured is living and before the policy anniversary on which the Insured is age 95. Subject to certain restrictions, the Policyowner may make premium payments at any interval and by any method We make available. Premium payments must be sent to Our Service Office in Good Order by check of wire transfer. You specify premium amounts and payment intervals in the application and the amount of the first premium is set forth on the Policy Data Page. The first premium and the subsequent premiums listed in your application, are designated as the Planned Premiums. You may elect not to make a Planned Premium payment at any time.

You may also make premium payments that are not planned, referred to as unplanned premiums. If an unplanned premium payment would result in an increase in the Life Insurance Benefit greater than the increase in the Alternative Cash Surrender Value, We reserve the right to require proof of insurability before accepting that payment and applying it to the policy. We also reserve the right to limit the number and amount of any unplanned premiums. If a premium payment would cause total premium payments during a Policy Year to exceed the Planned Premium amount for that Policy Year, the excess is unplanned premium, even if you made a partial withdrawal from the policy during that Policy Year.

There is no penalty if a planned premium is not paid, since premium payments, other than the first premium payment, are not specifically required. Paying planned premiums does not guarantee coverage for any period of time. Subsequent premium payments may be necessary to keep the policy in force. Instead, the duration of the policy depends upon the policy’s Cash Surrender Value. You can call Our Service Office to determine if We have received your premium payment.

No premium payment, planned or unplanned, may be in an amount that would jeopardize the policy’s qualification as life insurance under Section 7702 of the IRC.

Subsequent premium payments must also be sent to Our Service Office in Good Order.

RISK OF MINIMALLY FUNDED POLICIES

You can make additional planned or unplanned premium payments at any time until the Insured reaches age 95. We will require one or more additional premium payments in the circumstances where the Cash Surrender Value of your policy is determined to be insufficient to pay the charges needed to keep your policy in effect. Should the additional payment(s) not be made, your policy will lapse.

Although premium payments are flexible, you may need to make additional premium payments so that the Cash Surrender Value of your policy is sufficient to pay the charges needed to keep your policy in effect. In addition, by paying only the minimum premium required to keep the policy in force, you may forego the opportunity to build up significant Cash Value in the policy. A policy that is maintained with a Cash Surrender Value just sufficient to cover deductions and charges or that is otherwise minimally funded is more likely to be unable to maintain its Cash Surrender Value due to market fluctuations and performance-related risks. When determining the amount of your planned premium payments, you should consider funding your policy at a level that has the potential to maximize the investment opportunities within your policy and to minimize the risks associated with market fluctuations. (Your policy can lapse even if you pay all of the planned premiums on time.)

TIMING AND VALUATION

Your premium payment will be credited to your policy on the Business Day that it is received at Our Service Office in Good Order, assuming it is received prior to the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time and that We have all of the information needed to credit the

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premium payment. Any premium payment received after that time will be credited to your policy on the next Business Day on which We have received all of the information needed to credit the premium payment.

The Fund assets making up the Investment Divisions will be valued only on those days that the NYSE is open for trading. Generally, the NYSE is closed on Saturdays, Sundays, and major U.S. holidays.

FREE LOOK

You have the right to cancel your policy, within certain limits. Under the free look provision of your policy, in most jurisdictions, you have 10 days after you receive your policy to return it and receive a refund. (See “State Variations” for specific information that may be applicable for your state and that describes all material state variations to the policies consistent with the disclosure standards under the federal securities laws.) To receive a refund, you must return the policy to Our Service Office (or any other address We indicate to you in writing) or to the registered representative from whom you purchased the policy, along with a written request for cancellation in Good Order.

We will allocate premium payments you make with your application or during the free look period to the General Account until the end of the free look period. After the end of the free look period, or the date We receive your policy delivery receipt, whichever is later, We will then allocate the Net Premium plus any accrued interest to the Investment Divisions of the Separate Account or the Fixed Account according to the instructions in your Premium Allocation Form. If you cancel your policy, however, We will pay you only the greater of (a) your policy’s Cash Value calculated as of the Business Day either Our Service Office or the registered representative through whom you purchased it receives the policy along with the written request for cancellation, and (b) the total premium payments you have made, less any loans and any partial withdrawals you have taken.

DEDUCTIONS FROM PREMIUMS, GPT, PREMIUM ALLOCATION

We apply your Net Premium to the Investment Divisions and/or Fixed Account, according to your instructions. Acceptance of initial and subsequent premium payments is subject to the suitability standards of the selling broker-dealer (including those of Our affiliated broker-dealer, NYLIFE Securities).

If you elect the GPT to determine whether your policy qualifies as life insurance under IRC Section 7702, We may limit your premium payments. If the premiums paid during any Policy Year exceed the maximum amount permitted under the GPT, We will return to you the excess amount within 60 days after the end of the Policy Year. The excess amount of the premiums We return to you will not include any gains or losses attributable to the investment return on those premium payments. We will credit interest at a rate of not less than 3.00% on those premiums from the date such premium payments cause the policy to exceed the amount permitted under the GPT to the date We return the premiums to you. See “Policy Payment Information—Life Insurance Benefit Options” for more information. You may call Our Service Office to determine whether an additional premium payment would be allowed under your policy.

If your policy was issued on a simplified issue underwriting basis, you will not have the option of electing the CVAT to determine whether your policy qualifies as life insurance under IRC Section 7702. Simplified Issue policies must use GPT.

You can change the premium allocation any time you make a premium payment by submitting a revised premium allocation form to Our Service Office in Good Order. Your revised premium allocation selections will be effective as of the Business Day the revised premium allocation is received by Our Service Office in Good Order. The allocation percentages may contain up to two decimal places and must total 100%.

PREMIUM PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

If your premium payment is returned for insufficient funds, We will reverse allocations to the Allocation Alternatives chosen and reserve the right to charge you a $20 fee for each returned payment. If We incur any

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losses as a result of a returned payment, We will deduct the amount of the loss from your policy’s Cash Value. If two consecutive payments by check are returned for insufficient funds, the privilege to pay by check will be suspended until such time as We agree to reinstate it.

POLICY PAYMENT INFORMATION

WHEN LIFE INSURANCE COVERAGE BEGINS

Insurance coverage under the policy will begin on the later of the Policy Date or the date We receive the first premium payment.

CHANGING THE FACE AMOUNT OF YOUR POLICY

You can apply in writing to increase the Face Amount of the policy on or after the first policy anniversary, under certain circumstances. To increase the Face Amount of your policy, you must send a written request to Our Service Office in Good Order. The amount of an increase in Face Amount is subject to Our maximum retention limits. We require evidence of insurability that is satisfactory to Us for an increase. If this evidence results in a change of underwriting class, We will issue a new policy for the amount of the increase. We reserve the right to limit increases. Any increase will take effect on the Monthly Deduction Day on or after the Business Day We approve the request for the increase. An increase in Face Amount may increase the cost of insurance charge and the per thousand Face Amount charge. The minimum amount allowed for an increase in Face Amount is $5,000. We do not charge a fee for a Face Amount increase.

In addition, on or after the first policy anniversary, you can apply in writing to decrease the Face Amount of the policy. To decrease the Face Amount of your policy, you must send a written request to Our Service Office in Good Order. A decrease in Face Amount is effective on the Monthly Deduction Day on or after the Business Day We receive the Policyowner’s signed request at Our Service Office for the decrease in Good Order. The decrease will first be applied to reduce the most recent increase in Face Amount. It will then be applied to reduce other increases in the Face Amount and then to the initial Face Amount in the reverse order in which they took place. Decreases are subject to the minimum Face Amount specified in your policy. The minimum amount allowed for a decrease in Face Amount is $5,000. We do not charge a fee for a Face Amount decrease.

A Policyowner can change the Face Amount while the Insured is living, but only if the policy will continue to qualify as life insurance under IRC Section 7702 after the change is made. An increase or decrease in Face Amount will cause a corresponding change in the Target Premium.

POLICY PROCEEDS

We will pay proceeds to your Beneficiary in one sum when We receive satisfactory proof that the Insured died while the policy is in effect. These proceeds will equal:

1)	the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen, valued as of the date of death;

plus 2) any additional death benefit available under the STR, if included;

less 3) any outstanding loans (including any accrued loan interest as of the date of death) on the policy;

less 4) any outstanding policy charges;

plus 5) any interest on these proceeds from the date the Insured died until the date We pay the proceeds. Interest will accrue at the rate We set the interest rate each year. It will not be less than that required by law.

See “Life Insurance Benefit Options” for more information.

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Beginning on the policy anniversary on which the Insured is age 95, the Face Amount as shown on the Policy Data Page will no longer apply. Instead, the Life Insurance Benefit under the policy will equal the Alternative Cash Surrender Value less any Policy Debt. Also, no further monthly deductions will be made for the cost of insurance. The federal income tax treatment of a life insurance policy is uncertain after the Insured is age 95. See “Federal Income Tax Considerations.”

Every state has unclaimed property laws, which generally declare a life insurance policy to be abandoned after a period of inactivity of three to five years from the date the insured reaches age 95 or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the insured last resided, as shown on Our books and records, or to Delaware (Our state of domicile). This escheatment is revocable, however, and the state is obliged to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designation, including addresses, if and as they change. Please contact Us at 1 (888) 695-4748 or send written notice to Our Service Office (or any other address We indicate to you in writing).

BENEFICIARIES OR PAYEES

You have certain options regarding the policy’s Beneficiary:

●	You name the Beneficiary when you apply for the policy. The Beneficiary will receive insurance proceeds after the Insured dies.

●	You can elect to have different classes of Beneficiaries, such as primary and secondary, where these classes determine the order of payment. You may identify more than one beneficiary per class.

●

To change a revocable Beneficiary while the Insured is living, you must send a written request in Good Order. Generally, the change will take effect as of the date the request is signed subject to any payments We made or actions We have already taken.

●

If no Beneficiary is living when the Insured dies, We will pay the Policy Proceeds to you (the Policyowner) or if you are deceased, to your estate, unless We have other instructions from you to do otherwise.

You can name only those individuals who are able to receive payments on their own behalf as payees or successor payees, unless We agree otherwise. We may require proof of the age of the payee or proof that the payee is living. If We still have an unpaid amount, or there are some payments which still must be made when the last surviving payee dies, We will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee’s estate. We will make this payment in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.

WHEN WE PAY POLICY PROCEEDS

●

If the policy is still in effect, We will pay any Cash Surrender Value, applicable Alternative Cash Surrender Value, partial withdrawals, loan proceeds, or the Policy Proceeds within 7 days after We receive all of the necessary requirements at Our Service Office in Good Order.

●

We may delay payment of any loan proceeds attributable to the Separate Account, any partial withdrawal from the Separate Account, the Cash Surrender Value, the Alternative Cash Surrender Value, or the Policy Proceeds during any period that:

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(a)

We are unable to determine the amount to be paid because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC, an emergency exists, or an Eligible Portfolio suspends redemptions pursuant to SEC Rules 2a-7 or 22e-3 under the 1940 Act or otherwise; or

(b)	the SEC, by order, permits Us to delay payment in order to protect Our Policyowners.

●	We may delay payment of any portion of any loan or surrender request, including requests for partial withdrawals, from the Fixed Account for up to 6 months from the date We receive your request.

●

We may delay payment of the entire Policy Proceeds if We contest the payment. We investigate all death claims that occur within the two-year contestable period. Upon receiving information from a completed investigation We will make a determination, generally within five days, as to whether the claim should be authorized for payment. Payments are made promptly after the authorization.

●

Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” a policy. If these laws apply to a particular policy(ies), We would not be allowed to pay any request for transfers, withdrawals, surrenders, loans, or death benefits. If a policy or an account is frozen, the Cash Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

●

If you have submitted a recent check or draft, We have the right to defer payment of any surrender, withdrawal, or Policy Proceeds, until such check or draft has been honored. It may take up to 15 days for a check to clear through the banking system.

●	We will pay interest on Policy Proceeds from the date the Insured died until the date We pay the proceeds. We set the interest rate each year. It will not be less than that required by law.

LIFE INSURANCE BENEFIT OPTIONS

The Life Insurance Benefit is the amount payable under the policy to the named Beneficiary when the Insured dies. Upon receiving due proof of death at Our Service Office in Good Order, We will pay the Beneficiary the Life Insurance Benefit determined as of the date the Insured dies as part of the Policy Proceeds. The Policy Proceeds will be paid in one sum.

The amount of death benefit is determined by the Life Insurance Benefit Option the Policyowner has chosen. You may choose one of three Life Insurance Benefit Options:

(1) Life Insurance Benefit Option 1 provides a death benefit equal to the greater of (i) the Face Amount of the policy or (ii) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for this policy to qualify as life insurance under Section 7702 of the IRC, as amended.

(2) Life Insurance Benefit Option 2 provides a death benefit equal to the greater of (i) the Face Amount of the policy plus the Alternative Cash Surrender Value, or (ii) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for this policy to qualify as life insurance under Section 7702 of the IRC, as amended.

(3) Life Insurance Benefit Option 3 provides a death benefit equal to the greater of (i) the Face Amount of the policy plus the Cumulative Premium Amount or (ii) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for this policy to qualify as life insurance under Section 7702 of the IRC, as amended.

The Cash Value and, if applicable, the Alternative Cash Surrender Value, will fluctuate due to the performance results of the Investment Divisions you choose. The value of any benefit provided by the STR is reflected in the amount of the Policy Proceeds. We subtract any Policy Debt and any charges incurred but not

52

yet deducted, and then credit any applicable interest on the balance. We pay interest on the death benefit from the date of death to the date We pay the proceeds. Interest will accrue at the rate We set that is in effect on the date of death and will not be less than that required by law.

Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the policy in order to ensure that such benefit may be received on a tax-free basis. See the discussion under “Federal Income Tax Considerations—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies” for more information.

SELECTION OF LIFE INSURANCE BENEFIT TABLE

Under any of the Life Insurance Benefit Options, the death benefit cannot be less than the policy’s Alternative Cash Surrender Value times a percentage determined from the appropriate IRC Section 7702 qualification test. You may choose either the “Corridor” table or the “CVAT” table, before the policy is issued. The death benefit will vary depending on which table you select. If you do not choose a table, the Corridor table will be used. Once the policy is issued, you may not change to a different table. You can find the table that contains the percentages in the Policy Data Pages.

Under IRC Section 7702, a policy may be treated as life insurance for federal tax purposes if at all times it meets either (1) a GPT and a cash value corridor test or (2) a CVAT. The Corridor table is designed to meet the cash value corridor test while the CVAT table is designed to meet the CVAT. A policy using the Corridor table must also satisfy the GPT of IRC Section 7702. This test limits the amounts of premiums that may be paid into the policy.

Also, because the percentages used for a Corridor test under the GPT are lower than under the CVAT, a guideline premium/cash value corridor policy must attain a higher level of Alternative Cash Surrender Value before the relevant IRC table will result in an automatic death benefit increase. Any such automatic increase in death benefit can result in additional cost of insurance charges. Therefore, a CVAT policy is more likely to incur such additional charges than a guideline premium/cash value corridor policy.

If your policy was issued on a Simplified Issue underwriting basis, you will not have the option of electing the CVAT to determine whether your policy qualifies as life insurance under IRC Section 7702. Simplified Issue policies must use the GPT.

EFFECT OF INVESTMENT PERFORMANCE ON THE DEATH BENEFIT

Positive investment experience in the Investment Divisions may result in a death benefit that will be greater than the Face Amount, but negative investment experience will never result in a death benefit that will be less than the Face Amount, so long as the policy remains in force.

Example 1: The following example shows how the death benefit varies as a result of investment performance on a policy, assuming that Life Insurance Benefit Option 1 and the Corridor table have been selected and that the Insured is a male non-smoker, and assuming that the age at death is 45:

	Policy A	Policy B
(1) Face Amount	$100,000	$100,000
(2) Alternative Cash Surrender on Date of Death	$50,000	$40,000
(3) Percentage on Date of Death from Corridor table	215%	215%
(4) Alternative Cash Surrender Value multiplied by Percentage from Corridor table	$107,500	$86,000
(5) Death Benefit = Greater of (1) and (4)	$107,500	$100,000

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Example 2: The following example shows how the death benefit varies as a result of investment performance on a policy, assuming that Life Insurance Benefit Option 1 and the CVAT table have been selected and that the Insured is a male non-smoker, and assuming that the age at death is 45:

	Policy A	Policy B
(1) Face Amount	$100,000	$100,000
(2) Alternative Cash Surrender on Date of Death	$50,000	$40,000
(3) Percentage on Date of Death from CVAT table	345%	345%
(4) Alternative Cash Surrender Value multiplied by Percentage from CVAT table	$172,500	$138,000
(5) Death Benefit = Greater of (1) and (4)	$172,500	$138,000

CHANGING YOUR LIFE INSURANCE BENEFIT OPTION

On or after the first policy anniversary, you can change the Life Insurance Benefit Option. However, Life Insurance Benefit Option changes to Option 3 will not be allowed at any time. We reserve the right to limit the number of changes to the Life Insurance Benefit Option. Any change will take effect on the Monthly Deduction Day on or after the date We approve the Policyowner’s signed request. The Face Amount of the policy after a change in option will be an amount that results in the death benefit after the change being equal to the death benefit before the change. For example, if you change from Option 1 to Option 2, the Face Amount of the policy will be decreased by the Alternative Cash Surrender Value. If you change from Option 2 to Option 1, the Face Amount of the policy will be increased by the Alternative Cash Surrender Value. We reserve the right to limit changes in the Life Insurance Benefit Option that would cause the Face Amount to fall below Our minimum amount requirements.

In order to change your Life Insurance Benefit Option, you must submit a signed written request to Our Service Office in Good Order.

ADDITIONAL POLICY PROVISIONS

CHANGE OF OWNERSHIP

A successor Policyowner can be named in the application, or in a signed written request to Our Service Office in Good Order. The successor Policyowner will become the new Policyowner when the original Policyowner dies, if the original Policyowner dies before the Insured. If no successor Policyowner survives the original Policyowner and the original Policyowner dies before the Insured, the original Policyowner’s estate becomes the new Policyowner.

The Policyowner can also change the Policyowner by sending a signed written request to Our Service Office in Good Order. When this change takes effect, all rights of ownership in this policy will pass to the new Policyowner.

When We record a change of Policyowner or successor Policyowner, these changes will take effect as of the date of the Policyowner’s signed notice. This is subject to any payments We made or action We took before recording these changes. We may require that these changes be endorsed in the policy. Changing the Policyowner or naming a new successor Policyowner cancels any prior choice of Policyowner or successor Policyowner, respectively, but does not change the Beneficiary.

LIMITS ON OUR RIGHTS TO CHALLENGE YOUR POLICY

Generally, We must bring any legal action contesting the validity of your policy within two years of the Issue Date. After that We cannot contest its validity, except for failure to pay premiums or unless the Insured died within that two year period. However, for any increase(s) in the Face Amount, Target Face Amount or

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Term Face Amount, other than one due to a change in the Life Insurance Benefit option, this two-year period begins on the effective date of the increase or payment. This includes when an increase in Face Amount is the result of a corresponding decrease in the amount of insurance under the STR. In such cases, the 2-year contestable period for the amount of increase in Face Amount will be measured from the date this corresponding portion of term insurance became effective. If this policy ends and is reinstated, We will not contest the policy after it has been in effect during the lifetime of the insured for two years from the date of reinstatement.

SUICIDE

If the Insured commits suicide within two years from the Issue Date or less where required by law and while the policy is in force, the policy will end, and the only amount payable to the Beneficiary will be the premiums paid, less any Policy Debt and any partial withdrawals. If the policy has been reinstated, the 2-year suicide exclusion period will begin on the date of reinstatement.

If the Policyowner increased the Face Amount or Term Face Amount, then the 2-year suicide exclusion period for each increase will begin on the effective date of such increase. If the suicide exclusion applies to an increase in the Face Amount, Target Face Amount or Term Face Amount, the only amount payable with respect to that increase will be the total Cost of Insurance We deducted for that increase. However, if the increase in Face Amount is the result of a corresponding decrease in the amount of insurance under the STR, the 2-year suicide exclusion period for the increase in Face Amount will be measured from the date this corresponding portion of term insurance became effective.

MISSTATEMENT OF AGE OR GENDER

If the Insured’s age or gender is misstated in the policy application, the Cash Value, Alternative Cash Surrender Value, if applicable, and the death benefit payable under the policy will be adjusted based on what the policy would provide according to the most recent mortality charge for the correct date of birth or correct gender.

ASSIGNMENT

While the Insured is living, you can assign a policy as collateral for a loan or other obligation. In order for this assignment to be binding on Us, We must receive a signed copy of such assignment at Our Service Office in Good Order. We are not responsible for the validity of any assignment. If your policy is a modified endowment contract, assigning your policy may result in taxable income and tax penalties to you. (See “Federal Income Tax Considerations” for more information.)

PARTIAL WITHDRAWALS AND SURRENDERS

PARTIAL WITHDRAWALS

You can make a partial withdrawal from the policy’s Cash Value at any time while the Insured is living. The minimum partial withdrawal is $500, provided that the Cash Value less the amount of any Policy Debt that would remain after the withdrawal is at least $500. We reserve the right to impose a processing charge of $25 on any partial withdrawal. The partial withdrawal and any processing fee will be made from the Investment Divisions and the Fixed Account in proportion to the amount in each, or only from the Investment Divisions in an amount or ratio that you tell Us. When you take a partial withdrawal, the Cash Value, the Cash Surrender Value, the Alternative Cash Surrender Value if applicable, and the Cumulative Premium Amount will be reduced by the amount of the withdrawal. To withdraw funds from the policy, We must receive your signed request at Our Service Office in Good Order.

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We reserve the right to require a full surrender if a partial withdrawal would cause the (i) policy Face Amount to drop below Our minimum amount ($25,000); and/or (ii) Cash Value less any Policy Debt to drop below $500.

For policies where Life Insurance Benefit Option 1 is in effect, the Face Amount will be reduced by the difference between:

(a) the amount of the partial withdrawal, and

(b) the greater of

(i) zero, or

(ii) the Alternative Cash Surrender Value immediately prior to the partial withdrawal less the result of the Face Amount immediately prior to the partial withdrawal divided by the applicable percentage, as shown on the appropriate table under Section 7702 of the IRC, for the Insured’s age at time of withdrawal.

If the above results in zero or a negative amount, no adjustment will be made to the Face Amount.

For policies where Life Insurance Benefit Option 2 is in effect, a partial withdrawal will not affect the Face Amount.

For policies where Life Insurance Benefit Option 3 is in effect and the Cumulative Premium Amount is less than the amount of the surrender, the policy Face Amount will be reduced by the difference between:

(a) the amount of the partial withdrawal less the Cumulative Premium Amount immediately prior to the partial withdrawal; and

(b) the greater of:

(i) the Alternative Cash Surrender Value of the policy immediately prior to the partial withdrawal, less the Cumulative Premium Amount, minus the policy Face Amount divided by the applicable percentage as shown on the appropriate table under Section 7702 of the IRC, for the Insured’s age at the time of surrender, or

(ii) zero.

If the above results in zero or a negative amount, there will be no adjustment in the policy’s Face Amount.

Any decrease in policy Face Amount caused by payment of a partial withdrawal will first be applied against the most recent policy Face Amount increase. It will then be applied to other policy Face Amount increases in the reverse order in which they took place, and then to the Initial Face Amount.

Proceeds from a surrender benefit or partial withdrawal will be paid in one sum. The amount of proceeds will be determined as of the date We receive your signed request at Our Service Office in Good Order.

A partial withdrawal may result in taxable income to you and a 10% penalty tax may apply. (See “Federal Income Tax Considerations”.)

SURRENDERS

CASH VALUE

After the free look period has expired, or after We receive your policy delivery receipt, whichever is later, the Cash Value of the policy is the sum of the Accumulation Value in the Separate Account, the value in the Fixed Account and the value in the Loan Account.

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CASH SURRENDER VALUE

The Cash Surrender Value equals the Cash Value less Policy Debt.

ALTERNATIVE CASH SURRENDER VALUE

The Alternative Cash Surrender Value (“ACSV”) is equal to the policy’s Cash Value plus the value of the DPL Account. The ACSV is not available to support Monthly Deduction Charges or for purposes of a loan or partial withdrawal.

Upon full surrender, you will receive the Cash Surrender Value or, if applicable, the ACSV less any Policy Debt, while the Insured is alive and this policy is in effect. The Cash Surrender Value or ACSV will be calculated as of the date on which We receive your signed request at Our Service Office in Good Order, unless a later effective date is selected. All insurance will end on the date We receive your request for full cash surrender at Our Service Office in Good Order.

You are eligible to receive the ACSV provided that (i) the policy has not been assigned, including an assignment made as part of an exchange under IRC section 1035, and (ii) that the owner has not been changed.

We will credit interest on any amount placed in the DPL Account. The value of the DPL Account during the first Policy Year is equal to a percentage of the cumulative Sales Expense Charge, State Premium Tax Charge, and Federal Premium Tax Charge collected during the first Policy Year and interest credited on these amounts. The DPL Account will be amortized on the Monthly Deduction Day. The amortized amount will be the value of the DPL Account on the date multiplied by the applicable percentage from the following schedule.

Policy Year 1	0.0000%

Policy Year 2	0.8742%

Policy Year 3	0.9767%

Policy Year 4	1.1066%

Policy Year 5	1.2764%

Policy Year 6	1.5079%

Policy Year 7	1.8423%

Policy Year 8	2.3688%

Policy Year 9	3.3224%

Policy Year 10	5.6126%

Policy Year 11	100.0%

Policy Year 12	100.0%

Policy Year 13	100.0%

Policy Year 14	100.0%

Policy Year 15	100.0%

Policy Year 16	100.0%

Policy Year 17	100.0%

Policy Year 18	100.0%

Policy Year 19	100.0%

Policy Year 20	100.0%

The DPL Account value on each Monthly Deduction Day on or after the first policy anniversary will be equal to (a) minus (b) plus (c) plus (d), where:

(a) is the value of the DPL Account as of the prior Monthly Deduction Day;

(b) is the amount amortized;

(c) is a percentage of the cumulative Sales Expense Charge, State Premium Tax Charge and Federal Premium Tax Charge collected since the last Monthly Deduction Day, including the current Monthly Deduction Day, shown on the following schedule

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Policy Year 2	99.1258%
Policy Year 3	99.0233%
Policy Year 4	98.8934%
Policy Year 5	98.7236%
Policy Year 6	98.4921%
Policy Year 7	98.1577%
Policy Year 8	97.6312%
Policy Year 9	96.6776%
Policy Year 10	94.3874%
Policy Year 11	0.0%

Policy Year 12	0.0%
Policy Year 13	0.0%
Policy Year 14	0.0%
Policy Year 15	0.0%
Policy Year 16	0.0%
Policy Year 17	0.0%
Policy Year 18	0.0%
Policy Year 19	0.0%
Policy Year 20	0.0%

multiplied by the DPL percentage shown on the following schedule:

Policy Year 1	85%
Policy Year 2	75%
Policy Year 3	55%
Policy Year 4	55%
Policy Year 5	55%
Policy Year 6	55%
Policy Year 7	55%
Policy Year 8	55%
Policy Year 9	55%
Policy Year 10	55%

Policy Year 11	0%
Policy Year 12	0%
Policy Year 13	0%
Policy Year 14	0%
Policy Year 15	0%
Policy Year 16	0%
Policy Year 17	0%
Policy Year 18	0%
Policy Year 19	0%
Policy Year 20	0%

and (d) is the interest credited for the prior month.

The interest credited to the DPL Account at any time will be based on a rate of interest that We declare periodically. That rate will be declared at least annually.

REQUESTING A SURRENDER

To surrender the policy, you must send a written request to Our Service Office in Good Order. Surrender requests may also be accepted via fax or e-mail.

WHEN THE SURRENDER IS EFFECTIVE

Unless you choose a later effective date, your surrender will be effective as of the end of the Business Day Our Service Office receives your written request and the policy in Good Order. However, if the day We receive your request is not a Business Day or if your request is received after the NYSE’s close, the requested surrender will be effective on the next Business Day on which the NYSE is open. Generally, We will mail the surrender proceeds within seven days after the effective date. All insurance coverage under the policy and any riders will end on the day We receive your surrender request. A surrender may result in taxable income and penalty tax to you. See “Federal Income Tax Considerations” for more information.

LOANS

On or after the first policy anniversary and using the policy as sole security, you may borrow up to the Loan Value of the policy. Your state may have a different limit for Loan Value. See your policy for more information.

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LOAN ACCOUNT

The Loan Account secures any Policy Debt, and is part of Our General Account. When you request a loan, an amount is transferred to the Loan Account from the Investment Divisions and the Fixed Account (on a pro-rata basis unless you request otherwise) equal to: (1) the requested loan amount; plus (2) any Policy Debt; minus (3) the amount in the Loan Account before those transfers. The effective date of the loan is the Business Day We receive your loan request in Good Order at Our Service Office, if We receive it before the NYSE closes. Requests received after the NYSE closes are effective the next Business Day.

The value in the Loan Account will never be less than (a + b) – c, where:

a = the amount in the Loan Account on the prior policy anniversary;

b = the amount of any loan taken since the prior policy anniversary; and

c = any loan amount repaid since the prior policy anniversary.

On each policy anniversary, if the outstanding loan exceeds the loan amount, the excess will be transferred from the Investment Divisions and the Fixed Account on a pro rata basis to the Loan Account.

On each policy anniversary, if the amount in the Loan Account exceeds the amount of any outstanding loans, the excess will be transferred from the Loan Account to the Investment Divisions and to the Fixed Account. We reserve the right to do this monthly. Amounts first will be transferred to the Fixed Account up to an amount equal to the total amounts that had previously been transferred from the Fixed Account to the Loan Account. Any additional amounts being transferred out of the Loan Account will be allocated according to the Policyowner’s premium allocation in effect at the time of transfer unless the Policyowner tells Us otherwise.

INTEREST ON VALUE IN LOAN ACCOUNT

The balance in the Loan Account earns interest at a rate We determine, which will never be less than the greater of (1) 2% lower than the rate We charge for policy loans or (2) the guaranteed interest rate We credit to the Fixed Account. Interest accrues daily and is credited on each Monthly Deduction Day. For the first 10 Policy Years, the rate We currently expect to credit on loaned amounts is 0.50% less than the effective annual rate We charge for loan interest. Beginning in the eleventh Policy Year, the rate We currently expect to credit on loaned amounts is the same as the effective annual rate We charge for loan interest. These rates are not guaranteed. We can change them at any time, subject to the above-mentioned minimums.

LOAN INTEREST

While the guaranteed maximum annual loan interest rate is 4.00%, currently We charge an effective annual loan interest rate of 4.00%, payable in arrears. This current rate is determined by Us from time to time and is not adjusted based on the size of the loan. Loan interest accrues each day and is compounded annually. Any loan interest that you do not pay as of the policy anniversary will become part of the loan, and will also accrue interest. An amount may need to be transferred to the Loan Account to cover this increased loan amount.

On the date of death, the date the policy ends, the date of a loan repayment or on any other date We specify, We will make any adjustment in the loan that is required to reflect any interest paid for any period beyond that date.

If We have set a rate lower than 4.00% per year, any subsequent increase in the interest rate will be subject to the following conditions:

(1) The effective date of any increase in the interest rate for loans will not be earlier than one year after the effective date of the establishment of the previous rate.

(2) The amount by which the interest rate can be increased will not exceed one percent per year, but the interest will in no event ever exceed 4.00%.

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(3) We will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.

(4) If a loan is outstanding 40 days or more before the effective date of an increase in the interest rate, We will notify the Policyowner of that increase at least 30 days prior to the effective date of the increase.

(5) We will give notice of any increase in the interest rate when a loan is made during the 40 days before the effective date of the increase.

LOAN REPAYMENT

All or part of an unpaid loan can be repaid before the Insured’s death or before the policy is surrendered. When a loan repayment is made, We will transfer immediately the excess amount in the Loan Account resulting from the loan repayment in accordance with the procedures set forth under “Loan Account” above. We will also transfer excess amounts in the Loan Account resulting from interest accrued in accordance with those procedures. Payments received by NYLIAC will be applied as directed by the Policyowner.

If a loan is outstanding when the death benefit or surrender proceeds become payable, We will deduct the amount of any Policy Debt from these proceeds. In addition, if the Policy Debt exceeds the Cash Value of the policy, We will mail a notice to the Policyowner at the last known address, and a copy to the last known assignee on Our records. All insurance will end 31 days after the date on which We mail that notice to the Policyowner if the excess of the Policy Debt over the Cash Value is not paid within that 31 days. This could result in a taxable gain and penalty tax to you. (See “Termination and Reinstatement—Reinstatement Option.”)

THE EFFECT OF A POLICY LOAN

A loan, repaid or not, has a permanent effect on your policy’s Cash Value. This effect occurs because the investment results of each Investment Division apply only to the amounts remaining in such Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for loaned amounts held in the Loan Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest earned on loaned Amounts held in the Loan Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be payable.

In addition, unpaid loan interest generally will be treated as a new loan under the IRC. If the policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you. In addition, for all policies, if the amount of loans taken, including unpaid loan interest, exceeds the Cumulative Premium Amount, policy surrender or policy lapse will result in a taxable gain to you. (See “Federal Income Tax Considerations” for more information.) Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the loaned amount.

TERMINATION AND REINSTATMENT

LATE PERIOD

The late period is the 62 days following the Monthly Deduction Day on which the Cash Surrender Value of your policy is insufficient to pay for monthly deductions from Cash Value for the next policy month. During this period, you have the opportunity to pay any premium needed to cover any overdue charges. We will mail a notice to your last known address stating this amount. We will send a copy to the last known assignee, if any, on Our records. We will mail these notices at least 31 days before the end of the late period. Your policy will remain in effect during the late period. However, if We do not receive the required payment before the end of

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the late period, We will terminate your policy. When your policy is terminated, it has no value and no benefits are payable upon the death of the Insured.

If the Insured dies during the late period, We will pay the Policy Proceeds to the Beneficiary. We will reduce the Life Insurance Benefit by any unpaid monthly deductions due from the Cash Value for the full policy month(s) from the beginning of the late period through the policy month in which the Insured dies and any Policy Debt.

REINSTATEMENT OPTION

A Policyowner can apply to reinstate the policy (and any other benefits provided by riders) by sending a written request for reinstatement to Our Service Office in Good Order within five years after the policy is terminated if the Policyowner did not surrender it for its full Cash Surrender Value or, if applicable, Alternative Cash Surrender Value. When the Policyowner applies for reinstatement, the Policyowner must provide proof of insurability that is acceptable to Us, unless the required payment is made within 31 days after the end of the late period. Note that a termination and subsequent reinstatement may cause the policy to become a modified endowment contract.

In order to reinstate the policy, a payment must be made in an amount which is sufficient to keep the policy (and any riders) in force for at least 2 months. This payment will be in lieu of the payment of all premiums in arrears. If, at the time the policy ended, an outstanding policy loan was in effect, that loan together with interest on the loan will also be reinstated. Any Policy Debt can also be repaid, together with loan interest at the current rate in effect at the time of reinstatement compounded once each year from the end of the Late Period to the date of reinstatement.

The Cash Value that will be reinstated is equal to the Cash Value at the time of lapse. This amount will be reduced by any Policy Debt, if not repaid. The effective date of the reinstatement will be the Monthly Deduction Day on or following the date We approve the signed request for reinstatement that is in Good Order.

FEDERAL INCOME TAX CONSIDERATIONS

OUR INTENT

Our intent in the discussion in this section is to provide general information about federal income tax considerations related to the policies. This is not an exhaustive discussion of all tax questions that might arise under the policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your policy.

The discussion in this section is based on Our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We have not included any information about applicable state or other tax laws (except as noted in “Other Tax Issues” below). Further, you should note that tax law changes from time to time. We do not know whether the treatment of life insurance policies under federal income tax or estate or gift tax laws will continue. Future legislation, regulations, or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of the tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations, or interpretations.

The ultimate effect of federal income taxes on values under the policy and on the economic benefit to you or the Beneficiary depends upon NYLIAC’s tax status, upon the terms of the policy, and upon your circumstances.

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TAX STATUS OF NYLIAC AND THE SEPARATE ACCOUNT

NYLIAC is taxed as a life insurance company under Subchapter L of the IRC. The Separate Account is not a separate taxable entity from NYLIAC and We take its operations into account in determining NYLIAC’s income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividend received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy Cash Values, and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account are taxed to NYLIAC to the extent those items are applied to increase tax deductible reserves associated with the policies.

CHARGES FOR TAXES

We impose a federal tax charge equal to up to 1.25% of premiums received under the policy to compensate Us for taxes We have to pay under Section 848 of the IRC in connection with Our receipt of premiums. We may increase this charge to reflect changes in the IRC or otherwise to reflect changes in the taxes we owe. No other charge is currently made to the Separate Account for Our federal income taxes that may be attributable to the Separate Account. In the future, We may impose a charge for Our federal income taxes attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, We may impose a charge for the policy’s share of NYLIAC’s federal income taxes attributable to the Fixed Account.

Under current laws, We may incur state or local taxes (in addition to premium taxes) in several states and localities. At present, We do not charge the Separate Account for these taxes. However, We reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.

DIVERSIFICATION STANDARDS AND CONTROL ISSUES

In addition to other requirements imposed by the IRC, a variable policy will qualify as life insurance under the IRC only if the diversification requirements of IRC Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with IRC Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account’s assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a “look through” rule, We are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolios. Each of the Funds has committed to Us that the Eligible Portfolios will meet the diversification requirements.

The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable policyowner’s gross income. In connection with its issuance of temporary regulations under IRC Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular Investment Divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your policy are similar to, but different in certain respects from, those described by

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the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and policy Cash Values. These differences could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account. In addition, We do not know what standards will be set forth, if any, in the regulations or ruling which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy, as deemed appropriate by Us, to attempt to prevent you from being considered the owner of your policy’s pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio’s investment objective or investment policies.

LIFE INSURANCE STATUS OF POLICY

We believe that the policy meets the statutory definition of life insurance under IRC Section 7702 and that you and the Beneficiary of your policy will receive the same federal income tax treatment as that accorded to owners and Beneficiaries of fixed benefit life insurance policies. Specifically, We believe that the Life Insurance Benefit under your policy will be excludable from the gross income of the Beneficiary subject to the terms and conditions of Section 101(a)(1) of the IRC.

In addition, unless the policy is a “modified endowment contract,” in which case the receipt of any loan under the policy may result in recognition of income to the Policyowner, We believe that the Policyowner will not be deemed to be in constructive receipt of the cash values, including increments thereon, under the policy until proceeds of the policy are received upon a surrender of the policy or a partial withdrawal or, in certain circumstances where there is an existing policy loan, upon a surrender or lapse of the policy.

We reserve the right to make changes to the policy if We think it is appropriate to attempt to assure qualification of the policy as a life insurance contract. If a policy were determined not to qualify as life insurance, the policy would not provide the tax advantages normally provided by life insurance.

IRC SECTION 101(j)—IMPACT ON EMPLOYER-OWNED POLICIES

For an “employer-owned life insurance contract” issued after August 17, 2006 (unless issued in a 1035 exchange for a contract originally issued prior to that date where the new contract is not materially different from the exchanged contract) if certain specific requirements described below are not satisfied, IRC Section 101(j) generally requires policy Beneficiaries to treat death proceeds paid under such contract as income to the extent such proceeds exceed the premiums and other amounts paid by the policyholder for the contract. This rule of income inclusion will not apply if, before the policy is issued, the employer-policyholder provides certain written notice to and obtains certain written consents from insureds (who must be United States citizens or residents) in circumstances where:

(1) the insured was an individual who was an employee within 12 months of his death;

(2) the insured was a “highly compensated employee” at the time the contract was issued. In general, highly compensated employees for this purpose are owners of more than 5 percent of the employer, employees who for the preceding year received in excess of $125,000 (for 2019), directors and anyone else in the top 35 percent of employees based on compensation;

(3) the death proceeds are paid to a family member of the insured (as defined under Code Section 267(c)(4)), an individual who is a designated Beneficiary of the insured under the policy (other than the policyholder), a trust established for either the family member’s or Beneficiary’s benefit, or the insured’s estate; or

(4) the death proceeds are used to buy an equity interest in the policyholder from the family member, Beneficiary, trust or estate.

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Policyholders that own one or more contracts subject to IRC Section 101(j) are also subject to annual reporting and record-keeping requirements. In particular, they must file Form 8925 annually with their U.S. income tax return.

You should consult with your tax advisor to determine whether and to what extent IRC Section 101(j) may apply to the policy. Assuming the provision applies, you should, to the extent appropriate (in consultation with your tax advisor), take the necessary steps, before you acquire the policy, to ensure that the income inclusion rule described above does not apply to the policy.

MODIFIED ENDOWMENT CONTRACT STATUS

Internal Revenue Code Section 7702A defines a class of life insurance policies referred to as modified endowment contracts. Under this provision, the policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance policies, as described below. Taxation of pre-death distributions (including loans) from policies that are classified as modified endowment contracts is somewhat different, as described below.

A life insurance policy becomes a “modified endowment contract” if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the sum of the “seven-pay premium.” Generally, the “seven-pay premium” is the level annual premium, such that if paid for each of the first seven policy years, will fully pay for all future life insurance and endowment benefits under a life insurance policy. For example, if the “seven-pay premium” was $1,000, the maximum premium that could be paid during the first seven policy years to avoid “modified endowment” treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a policy may or may not be a modified endowment contract, depending on the amount of premium paid during each of the policy’s first seven years. A policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the seven-pay test.

Certain changes in the terms of a policy, including a reduction in Life Insurance Benefits, will require a policy to be retested to determine whether the change has caused the policy to become a modified endowment contract. In addition, if a “material change” occurs at any time while the policy is in force, a new seven-pay test period will start and the policy will need to be retested to determine whether it continues to meet the seven-pay test. A “material change” generally includes increases in Life Insurance Benefits, but, where applicable, does not include an increase in Life Insurance Benefits which is attributable to the payment of premiums necessary to fund the lowest level of Life Insurance Benefits payable during the first seven Policy Years, or which is attributable to the crediting of interest with respect to such premiums.

Because the policy provides for flexible premiums, NYLIAC has instituted procedures to monitor whether, under Our current interpretation of the law, increases in Life Insurance Benefits or additional premiums cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premiums will be considered in these determinations.

If a policy fails the seven-pay test, all distributions (including loans) occurring in the Policy Year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision may also apply to loans and distributions that are received in anticipation of failing the seven-pay test. Under the IRC, any distribution or loan made within two years prior to the date that a policy fails the seven-pay test is considered to have been made in anticipation of the failure.

Any amounts distributed under a “modified endowment contract” (including proceeds of any loan) are taxable to the extent of any accumulated income in the policy. Penalty taxes may apply to such taxable amounts as well. In general, the amount that may be subject to tax is the excess of the Cash Value (both loaned and unloaned) over the previously unrecovered premiums paid.

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For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the IRC requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.

If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a policy surrender, a partial surrender, or a loan), it may also be subject to a 10% penalty tax under IRC Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own policies. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 59 1/2; or (ii) that are attributable to the taxpayer’s becoming disabled; or (iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or for the joint lives or joint life expectancies of the taxpayer and his or her Beneficiary.

STATUS OF THE POLICY AFTER THE INSURED IS AGE 95

The IRS is considering the status of a life insurance policy after the insured reaches, in the case of this policy, age 95. The IRS has not yet published final guidance on this issue. There is a risk that the policy may not qualify as life insurance under the Federal tax law after the insured becomes age 95 and that the Policyowner may become subject to adverse tax consequences at that time. For this reason, a tax advisor should be consulted about the advisability of continuing the policy after the insured becomes age 95.

POLICY SURRENDERS AND PARTIAL WITHDRAWALS

Upon a full surrender of a policy for its Cash Surrender Value, or its Alternative Cash Surrender Value, if applicable, you will recognize ordinary income for federal tax purposes to the extent that the Cash Value or Alternative Cash Surrender Value (whichever is applicable) less any uncollected additional contract charges exceeds the investment in your policy (the total of all premiums paid but not previously recovered plus any other consideration paid for the policy). The tax consequences of a partial withdrawal from your policy will depend upon whether the partial withdrawal results in a reduction of future benefits under your policy and whether your policy is a modified endowment contract. If upon a full surrender of a policy the premium payments made exceed the surrender proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.

If your policy is not a modified endowment contract, the general rule is that a partial withdrawal from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first fifteen years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the IRC prescribes a formula under which you may be taxed on all or a part of the amount distributed. After fifteen years, cash distributions from a policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in Face Amount, a full surrender or a partial withdrawal.

3.8 PERCENT MEDICARE TAX ON CERTAIN INVESTMENT INCOME

Beginning in 2013, in general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the

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disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012, the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distributions or withdrawals from this policy or the exercise of other rights and features under this policy (including policy loans).

POLICY LOANS AND INTEREST DEDUCTIONS

We believe that under current law any loan received under your policy will be treated as Policy Debt to you and that, unless your policy is a modified endowment contract, no part of any loan under your policy will constitute income to you. If your policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10% penalty tax described above. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the loaned amount.

Internal Revenue Code Section 264 provides that interest paid or accrued on a loan in connection with a policy is generally nondeductible. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.

In addition, if your policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the Cash Surrender Value is more than the Cumulative Premium Amount you paid, you will generally be liable for taxes on the excess. Such amount will be taxed as ordinary income. A 10% penalty tax may apply as well.

EXCHANGES, SALES OR ASSIGNMENTS OF POLICIES

If you change the Policyowner or exchange or assign your policy, it may have significant tax consequences depending on the circumstances. An assignment, sale or exchange of the policy may result in taxable income and tax penalties to you. Further, IRC Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the Life Insurance Benefit which is equal to the total consideration paid for the policy may be excluded from gross income. Based on IRS guidance, amounts received in excess of the consideration paid for the policy may be taxed as ordinary income to the extent of the amount of gain that would have been realized had the policy been surrendered. Based on the same guidance, amounts received in excess of that amount would be taxed as a capital gain. If you sell your policy in a reportable policy sale, the Tax Cuts and Jobs Act of 2017 imposes new information reporting requirements on the purchaser and the policy issuer. Under these new reporting requirements, certain information related to the sale may be required to be reported to the IRS and to the seller. For more information about policy assignments, sales and exchanges, you should consult a qualified tax advisor.

QUALIFIED PLANS

The policies may not be used with tax-qualified plans under Section 401(a) of the IRC. The policies may be used as part of a welfare plan subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA).

WITHHOLDING

Under Section 3405 of the IRC, withholding is generally required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). For non-

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periodic distributions, the withholding is at a flat rate of 10%. If you are an individual, you can elect to have either non-periodic or periodic payments made without withholding except where your tax identification number has not been furnished to Us, or where the IRS has notified Us that a tax identification number is incorrect. If you are not an individual, you may not elect out of such withholding.

Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30% rate on certain payments beginning July 1, 2014.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a Policy is owned or held by a corporation, trust or other entity that is not a natural person, this could jeopardize some or all of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, the Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. A qualified tax advisor should be consulted before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

SPLIT-DOLLAR ARRANGEMENTS

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes. Although the prohibition on loans is generally effective as

67

of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.

Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

TAX SHELTER REGULATIONS

Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

OTHER TAX CONSIDERATIONS

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer (“GST”) taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have GST tax consequences under federal tax law.

The individual situation of each Policyowner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, GST and other taxes.

For 2019, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,400,000, as adjusted for inflation, and 40%, respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors, the underwriter and distributor of the policies, is registered with the SEC and FINRA as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.

The policies are sold by registered representatives of NYLIFE Securities, a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also an appointed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer.

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For policies issued prior to May 1, 2017, commission rates will vary depending on whether the STR has been added. For such policies, compensation rates for policies with the same initial death benefit are lower for policies with the STR added than for policies without the STR. This could influence your registered representative’s advice to you about the relative amounts of base policy and term insurance coverage you should purchase.

Broker-dealers will be paid commission not to exceed 25% of premiums paid up to the Target Premium in Policy Year 1, 12.6% for Policy Years 2-4 and 3% for Policy Years 5-7 on premiums paid up to target. In addition, We pay broker-dealers a maximum of 4% commission on premiums paid in excess of the Target Premium for Policy Years 1-7.

Total commissions paid in the fiscal years ended December 31, 2018, 2017 and 2016 were $2,936,349, $3,048,192 and $3,307,385, respectively. NYLIFE Distributors did not retain any of these commissions.

We may enter into agreements with service entities, which may be affiliates of broker-dealers, under which those service entities may receive service fees and/or additional compensation based on a percentage of premium or of a policy’s Cash Value.

New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of sales-related incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

The policies are sold and premium payments are accepted on a continuous basis.

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under Federal securities law), and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible, that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

RECORDS AND REPORTS

New York Life or NYLIAC maintains all records and accounts relating to the Separate Account and the Fixed Account. Each year We will mail you a report showing your policy’s Cash Value, Cash Surrender Value, (and, if applicable, Alternative Cash Surrender Value) and outstanding loans (including accrued loan interest) as of the latest policy anniversary. This report contains any additional information required by any applicable law or regulation. We will also mail you a report each quarter showing this same information as of the end of

69

the previous quarter. This quarterly statement reports transactions that you have requested or authorized. Please review it carefully. If you believe it contains an error, you must notify Us within 15 days of the date of the statement.

Generally, NYLIAC will immediately mail you confirmation of any transactions involving the Separate Account. When we receive premium payments on your behalf involving the Separate Account initiated through pre-authorized Monthly Deduction Charges from banks, payments forwarded by your employer, or through other payments made by pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (please refer to the section on “Management and Organization—How To Reach Us for Policy Services”). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a correct address is obtained. Additionally, no new service requests can be processed by Our Service Office until a valid current address is provided.

Reports and promotional literature may contain the ratings New York Life and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody’s Investor’s Services, Inc. and Standard and Poor’s. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

FINANCIAL STATEMENTS

The statutory statements of financial position of NYLIAC as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018 (including the report of the independent registered public accounting firm) and the Separate Account statement of assets and liabilities as of December 31, 2018, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

STATE VARIATIONS

The following lists by jurisdiction any variations to the statements made in this prospectus. For more information, please review your policy.

California

Free Look (“Right To Examine Policy”). If you return the policy, it will be void from the start and a refund will be made within 30 days from the date We are notified.

District of Columbia

Free Look (“Right To Examine Policy”). Within 10 days after delivery, or if later within 45 days of the date of execution of the application, you can return the policy to NYLIAC or to the representative through whom it was purchased.

Florida

Free Look (“Right To Examine Policy”). Within 14 days after delivery, you can return the policy to NYLIAC or to the representative through whom it was purchased.

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Payment of Policy Proceeds. The life insurance proceeds of this policy will bear interest that will accrue at the rate set by Us for interest credited on life insurance proceeds equal to or greater than the Moody’s Corporate Bond Yield Average-Monthly Corporate. We may be required to pay additional interest at a rate of 10% annually from a date that is 31 calendar days from the latest of the date: (i) We receive due proof of death; (ii) We receive sufficient information to determine Our liability, the extent of that liability, and the appropriate payee legally entitled to the proceeds; and (iii) legal impediments to payment of proceeds that depend on the action of parties other than Us are resolved and sufficient evidence of the same is provided to Us, until the date the claim is paid.

Montana:

Any variable policy issued in Montana is always on a unisex basis. Any reference in this prospectus that makes a distinction based on the sex of the Insured should be disregarded for policies issued in this state.

Payment of Policy Proceeds. We will pay the life insurance proceeds to the beneficiary promptly when we have due proof that the Insured died on or after the effective date of the policy, subject to all of its provisions and subject to any payment we made before notification of death. Any claim for the life insurance proceeds under the policy will be settled within 60 days of receipt of due proof of death of the Insured, surrender of the policy, written claim at Our Service Office in Good Order and proof of the interest of the claimant.

The life insurance proceeds of the policy will be paid in one sum. Such life insurance proceeds will bear interest computed daily from the date of the Insured’s death to the date of payment. We set the interest rate each year. The minimum rate is 3% per year and will not be less than Montana law requires.

New York

Free Look (“Right to Examine Policy”). The amount We refund will equal the premiums paid less loans and surrenders.

Life Insurance Proceeds. We will pay the life insurance proceeds to the beneficiary within 7 days of receipt of due proof that the Insured died on or after the Effective Date of this policy, subject to all of this policy’s provisions and subject to any payment We made before notification of death.

Face Amount Increase. Within 10 days after the effective date of an increase, you can cancel the increase by submitting your signed request to Our Service Office in Good Order. In this case, any charges paid for the increase will be refunded.

Face Amount Decrease. Once per Policy Year, you can decrease your Face Amount, provided at least the Minimum Face Amount shown on Policy Data Page 2 remains in effect.

Premium Payments. Any Planned or unplanned Premiums will first be applied to reduce any outstanding policy loan unless you tell Us otherwise.

Reinstatement. To reinstate this policy, a payment that is sufficient to keep this policy in effect for at least 3 months must be made.

Special Provision Regarding Paid-Up Insurance. You may elect paid-up life insurance by sending a signed request to Our Service Office in Good Order. The paid-up insurance will begin on the policy anniversary following the date We receive your request. No more premiums may be paid. It is payable to the beneficiary when We have proof that the Insured died while the paid-up insurance is in effect.

When paid-up insurance begins, We will transfer any Cash Surrender Value you have invested in the Separate Account Investment Divisions to the Fixed Account and We will continue to deduct certain charges for the policy on each Monthly Deduction Day.

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When insurance has been changed to paid-up insurance, the Life Insurance Benefit Option selected under the policy will no longer apply and partial surrenders and transfers will no longer be available. No insurance or benefits from riders will be provided after this paid-up insurance goes into effect. You may surrender the paid-up insurance at any time for the Cash Value remaining at the time. All insurance will end when you send your signed request for the Cash Value to Our Service Office in Good Order.

Transfers. Any transfer of the assets of the Separate Account to another separate account will only be made if approved by the appropriate insurance supervisory official of the state of New York or deemed approved in accordance with such law or regulation.

Change In Investment Objective. If an investment objective of the Separate Account is changed, it must be approved by the appropriate insurance official of the State of New York or deemed approved in accordance with such law or regulation. This may require a filling with, and approval by, the Superintendent of the Department of Financial Services of the State of New York.

In the event of a material change in the investment policy of the Separate Account, you have the right to exchange, without evidence of insurability, to a flexible premium general account life insurance policy issued by Us or one of Our affiliates for an amount not to exceed the death benefit of this policy on the date of exchange. You may elect to have the date of exchange be within 60 days after the effective date of such change, or the date you receive the notification of the change, whichever is later.

Cash Value. On any day, charges and credits to the Cash Value will be processed in the following order, if applicable:

(1) crediting of premium payments and loan repayments;

(2) credited interest on the Fixed Account and adjustment of unit values for the Separate Account;

(3) charges related to Policyowner requests such as transfers and partial surrenders; and

(4) monthly deductions.

Loan Account. The minimum amount allowed for a loan is $500.

Loan Repayments. This payment will be treated as an Unplanned Premium payment. When a loan repayment is received, We will first use that money to cancel any portion of the outstanding loan that was originally taken from the Fixed Account. Any remaining portion of the loan repayment will be allocated to the Separate Account based on the premium allocation in place on the date of the loan repayment, unless you indicate otherwise and We agree.

Payment of Policy Proceeds. Life insurance proceeds will bear interest of not less than 3%, computed daily from the date of the Insured’s death to the date of payment unless required otherwise by New York State law.

Deferral of Loan, Surrender or Life Insurance Benefit Proceeds. Interest will be paid on any amount deferred beyond 10 working days from the date We receive your request at Our Service Office in Good Order. We will set the interest rate to be no less than 3%.

Age 95 Policy Anniversary. Beginning on the Policy Anniversary on which the Insured is age 95:

1.

No further Planned or unplanned Premiums will be allowed, except as needed to keep the policy from lapsing, and no further cost of insurance and Per Thousand Face Amount charges will be deducted from the Cash Value. We will continue to deduct all other Monthly Deduction Charges.

2.	Partial surrenders and loan repayments will continue to be allowed.
3.	Transfers among Investment Divisions will continue to be allowed, subject to limitations.

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North Dakota

Free Look (“Right To Examine Policy”). Within 20 days after delivery, you can return the policy to NYLIAC or to the representative through whom it was purchased.

Life Insurance Proceeds. Life insurance proceeds will be paid to the beneficiary within 60 days when We have due proof that the Insured died on or after the Effective Date of this policy.

Suicide Exclusion. Suicide of the Insured, while sane or insane, within 1 year of the Issue Date, is not covered by this policy.

If the Face Amount is increased or the Life Insurance Benefit is increased due to an unplanned Premium payment, then the 1 year suicide exclusion period for each increase will begin on the date on which this increase takes effect. However, if the increase in Face Amount is the result of a corresponding decrease in the amount of insurance under any attached term rider, the 1 year suicide exclusion period for the increase in Face Amount will be measured from the date this corresponding portion of term insurance became effective.

If this policy ends and is reinstated, suicide of the Insured, while sane or insane, within 1 year from the date of reinstatement is not covered.

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APPENDIX A SUPPLEMENTARY TERM RIDER (“STR”) FOR POLICIES PURCHASED PRIOR TO MAY 1, 2017

This Appendix A contains information about a prior version of the STR, which was available for policies purchased prior to May 1, 2017. The STR can no longer be added to policies purchased prior to May 1, 2017.

●

Supplementary Term Rider: This rider provides a Term Insurance Benefit that is payable when the Insured dies while this rider is in effect. It insures the same individual covered by the base policy. You should carefully consider the total amount of insurance coverage you need, and your need for permanent, cash value life insurance, when deciding how much term coverage, if any, to add to your base policy coverage. The blend of policy life insurance coverage and STR life insurance coverage affects the sales expense charges and cost of insurance charges that you pay and the compensation the registered representative selling your policy receives. Generally, the STR offers life insurance coverage that is less expensive (particularly for younger insureds) than base policy coverage, but offers no cash value accumulation.

On the Issue Date, the Term Insurance Benefit is the amount specified as the Term Face Amount in the application. The initial Term Face Amount is also shown on the Policy Data Page. The initial Term Face Amount, when added to the initial Face Amount of the base policy equals the initial Target Face Amount, which is also shown on the Policy Data Page.

As described under the “Selection of Life Insurance Benefit Table”, the Life Insurance Benefit amount could automatically increase or decrease. For example, as your policy’s Alternative Cash Surrender Value, and the percentage of the Alternative Cash Surrender Value used for determining the minimum necessary for the policy to qualify as life insurance under Section 7702 of the Internal Revenue Code, change over time, the Life Insurance Benefit payable under the policy may automatically increase or decrease. When such an increase or decrease occurs, the Term Insurance Benefit will automatically be adjusted based on the Life Insurance Benefit Option you have chosen.

On each Monthly Deduction Day beginning with the second, the Term Insurance Benefit will automatically be set in accordance with the Life Insurance Benefit Option that is in effect on the policy as follows:

●	Option 1—The Term Insurance Benefit will equal the Target Face Amount minus the Life Insurance Benefit.

●	Option 2—The Term Insurance Benefit will equal the Target Face Amount plus the Alternative Cash Surrender Value minus the Life Insurance Benefit.

●	Option 3—The Term Insurance Benefit will equal the Target Face Amount plus the Cumulative Premium Amount minus the Life Insurance Benefit.

However, if on a Monthly Deduction Day, the Term Insurance Benefit is automatically reduced to zero, the STR will still remain in force.

Within certain limits, the Policyowner may:

●	Increase or decrease the Term Insurance Benefit, which will result in a corresponding change to the Target Face Amount; and/or

●

Convert the STR to increase the Face Amount of the base policy. The Target Face Amount of the policy after this conversion will be the same as the Target Face Amount of your policy before the conversion.

The Policyowner may request changes to the policy under the STR if:

(a) the Target Face Amount is not decreased to an amount below $26,000, unless the decrease is due to a partial withdrawal under the policy.

(b) the Term Insurance Benefit does not exceed 10 times the base policy’s Face Amount. This requirement prohibits the Policyowner from either increasing the Term Insurance Benefit or decreasing the base policy’s Face Amount to an amount that would violate this maximum ratio.

Coverage under the STR ends on the earliest of:

(a) the Monthly Deduction Day on or next following Our receipt of the Policyowner’s signed request to cancel the rider at Our Service Office in Good Order,

(b) the policy anniversary on which the Insured is or would have been 95, as required by law,

(c) the date the STR is fully converted,

(d) the date the Overloan Protection Rider is activated, or

(e) the date the policy ends or is surrendered.

Term Rider vs. Base Policy Coverage: You should consider a number of factors when deciding whether to purchase death benefit coverage under the base policy only or in conjunction with the STR. There can be some important cost differences.

Sales Expense Charges: If you compare a policy with the STR to one that provides the same initial death benefit without the STR, the policy with the rider may have lower sales expense charges. Generally, the higher the premium you pay, the greater the potential cost savings and positive impact on Cash Value growth that a term rider may have. For example, a policy with $3 million of base policy coverage and no term coverage (Policy 1) would have higher Sales Expense and cost of insurance charges than a policy with the same premium, but with $2,250,000 in base policy coverage and $750,000 in term coverage (Policy 2). This savings in charges is generally greater than the cost for the STR rider. Therefore, because fewer overall policy charges are deducted from the Cash Value on Policy 2, this can result in a potentially higher cash value for Policy 2 than for Policy 1. See “Charges Associated with the Policy—Deductions from Premium Payments—Current Sales Expense Charge” for a discussion of how sales expense charges are calculated.

Generally, if lowering up front sales expense costs are important to you or if you plan to fund the policy at certain levels, you should consider including coverage under the STR since this can help lower your initial costs and enhance overall policy performance.

Cost of Insurance Charges: The current cost of insurance charges are different under base policy coverage than under the STR. In general, these rates are lower for death benefit coverage provided under the STR than coverage under the base policy for the first six to eight Policy Years. Usually, beginning in Policy Years seven through nine, the cost of insurance rates under the STR are higher than the cost of insurance charges under the base policy. This can impact your policy in different ways depending on the timing and amount of premiums you pay into the policy as well as the policy’s actual investment performance.

If, during the life of the policy, your Cash Value is at a low level either because your overall funding has been low or your actual investment experience has been poor, the negative impact of the higher cost of insurance charges on the Cash Value will be greater. Therefore, the lower the premiums paid and/or the worse the actual investment experience, the greater possibility that a policy with the STR will not perform as well as a policy with base coverage only.

Compensation for Policy Sales: Generally, agents receive higher compensation for sales of the same death benefit through base policy coverage than for sales of STR coverage. These compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer.

You should review several illustrations with various combinations of base policy and STR coverage using a variety of rates of return. Your choice as to how much term coverage you should elect should be based on your individual plans with respect to premium amounts, level of risk tolerance, and the time you plan to hold the policy. Please ask your registered representative to review your various options. For more information about comparing term rider and base policy and STR coverage, see the “Distribution and Compensation Arrangements” section.

If your employer has selected the portion of base coverage and STR coverage for the policy offered to you, you will not be able to change it at the time of policy issue. However, you may make certain changes after your policy is issued. Before you purchase a policy, you should carefully consider the cost of the pre-selected blend of coverage offered to you and whether that blend meets your life insurance coverage needs.

OBTAINING ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional information about CorpExec Accumulator VUL. The SAI is available without charge upon request. You can request the SAI by mail by contacting NYLIAC at Our Service Office, or by calling (888) 695-4748. The SAI is also posted on Our corporate website (www.newyorklife.com). The current SAI is incorporated by reference into the prospectus and has been filed with the SEC.

TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION

Page

Distribution and Compensation Arrangements	2
Financial Statements	3
NYLIAC & Separate Account Financial Statements	F-1

Information about CorpExec Accumulator VUL, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about CorpExec Accumulator VUL are available on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549.

For a free personalized illustration, or more information about your policy, contact your Registered Representative or call Us at (888) 695-4748.

SEC File Number: 811-07697

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Statement of Additional Information

dated

May 1, 2019

for

CorpExec Accumulator VUL

Variable Universal Life Policies

from

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

This Statement of Additional Information (“SAI”) is not a prospectus. The SAI contains information that expands upon subjects discussed in the current CorpExec Accumulator VUL prospectus. You should read the SAI in conjunction with the current CorpExec Accumulator VUL prospectus dated May 1, 2019 and any supplements thereto. This SAI is incorporated by reference into the prospectus. You may obtain a paper copy of the prospectus by contacting New York Life Insurance and Annuity Corporation (“NYLIAC”) by mail at 11400 Tomahawk Creek Parkway, Suite 200, Leawood, KS 66211 or by phone at 1-888-695-4748. The CorpExec Accumulator VUL prospectus is also posted to our corporate website (www.newyorklife.com). Terms used but not defined in the SAI have the same meaning as in the current CorpExec Accumulator VUL prospectus.

Table of Contents

Page
Distribution and Compensation Arrangements	2
Financial Statements	3
NYLIAC & Separate Account Financial Statements	F-1

CorpExec Accumulator VUL is offered under NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I.

DISTRIBUTION AND COMPENSATION ARRANGEMENT

NYLIFE Distributors, the underwriter and distributor of the policies, is registered with the SEC and FINRA as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.

The policies are sold by registered representatives of NYLIFE Securities, a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

Broker-dealers will be paid commission not to exceed 25% of premiums paid up to the Target Premium in Policy Year 1 and 12.6% for Policy Years 2-4 and 3% for Policy Years 5-7 on premiums paid up to target. In addition, we pay broker-dealers a maximum of 4% commission on premiums paid in excess of the Target Premium for Policy Years 1-7. Total commissions paid in the fiscal years ended December 31, 2018, 2017 and 2016 were $2,936,349, $3,048,192 and $3,307,385, respectively. NYLIFE Distributors did not retain any of these commissions.

Service entities, which may be affiliates of broker-dealers, may also receive additional compensation based on a percentage of a policy’s Cash Value, less any policy loans, beginning in Policy Year 2. The percentages are not expected to exceed 0.20% in Policy Years 2 and beyond.

New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of sales-related incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

The policies are sold and premium payments are accepted on a continuous basis.

2

FINANCIAL STATEMENTS

The statutory financial statements of NYLIAC as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of the Separate Account as of December 31, 2018 and for each of the periods indicated in the Financial Statements included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

3

NYLIAC Corporate Sponsored
Variable Universal Life
Separate Account-I
Financial Statements

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities
As of December 31, 2018

	MainStay VP Bond— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Small Cap— Initial Class
ASSETS:
Investment at net asset value	$49,928,883	$5,529,862	$5,856,886	$66,994,962	$13,518,053
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(332,906)	142	—	442	360
Net receivable from (payable to) the Fund for shares sold or purchased	332,963	(142)	—	890	(360)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	57	—	—	1,332	—

Total net assets	$49,928,883	$5,529,862	$5,856,886	$66,994,962	$13,518,053

Total shares outstanding	3,640,180	453,241	732,740	4,783,538	1,376,439

Net asset value per share (NAV)	$13.72	$12.20	$7.99	$14.01	$9.82

Total units outstanding	2,815,325	335,644	661,058	2,381,732	589,950
Variable accumulation unit value (lowest to highest)	$17.53 to $23.30	$16.48 to $16.48	$8.68 to $8.86	$25.31 to $28.21	$22.91 to $22.91
Identified cost of investment	$52,626,318	$5,686,227	$6,294,739	$66,466,992	$17,082,635
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class
ASSETS:
Investment at net asset value	$3,018,353	$7,526,152	$10,083,987	$130,161	$8,621,935
Dividends due and accrued	—	1,079	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	890	177	—	—	68
Net receivable from (payable to) the Fund for shares sold or purchased	(886)	(1,256)	248	—	(18)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4	—	248	—	50

Total net assets	$3,018,353	$7,526,152	$10,083,987	$130,161	$8,621,935

Total shares outstanding	258,415	869,892	662,267	15,853	700,576

Net asset value per share (NAV)	$11.68	$8.65	$15.23	$8.21	$12.31

Total units outstanding	189,179	477,629	522,411	16,938	512,651
Variable accumulation unit value (lowest to highest)	$15.71 to $15.97	$15.76 to $15.76	$19.30 to $19.30	$7.72 to $7.72	$16.56 to $16.90
Identified cost of investment	$2,893,352	$7,860,176	$11,036,898	$133,479	$8,443,493
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Large Cap Growth— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class
ASSETS:
Investment at net asset value	$1,896,839	$1,182,741	$4,007,292	$714,347	$206,199
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	122	425	84	512	—
Net receivable from (payable to) the Fund for shares sold or purchased	(120)	(409)	(67)	(512)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	16	17	—	—

Total net assets	$1,896,839	$1,182,741	$4,007,292	$714,347	$206,199

Total shares outstanding	87,643	46,878	325,420	68,111	7,440

Net asset value per share (NAV)	$21.64	$25.23	$12.31	$10.49	$27.71

Total units outstanding	61,036	38,249	140,947	44,203	8,579
Variable accumulation unit value (lowest to highest)	$17.96 to $32.14	$29.36 to $35.09	$24.05 to $31.82	$16.16 to $20.63	$24.06 to $24.06
Identified cost of investment	$2,096,626	$1,368,088	$4,114,284	$727,376	$197,523
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class
ASSETS:
Investment at net asset value	$37,725,910	$45,142,609	$14,965,948	$373,636,680	$4,941,566
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(170,658)	(21,466)	240	(138,727)	2,213
Net receivable from (payable to) the Fund for shares sold or purchased	170,690	22,321	(240)	145,938	(2,213)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	32	855	—	7,211	—

Total net assets	$37,725,910	$45,142,609	$14,965,948	$373,636,680	$4,941,566

Total shares outstanding	4,048,629	3,012,216	1,253,219	7,765,733	503,020

Net asset value per share (NAV)	$9.32	$14.99	$11.94	$48.11	$9.82

Total units outstanding	1,501,912	1,965,454	445,415	12,804,589	452,470
Variable accumulation unit value (lowest to highest)	$24.87 to $34.99	$21.33 to $26.49	$33.60 to $33.60	$28.98 to $29.76	$10.92 to $10.92
Identified cost of investment	$40,118,854	$42,644,603	$17,676,362	$303,289,872	$5,786,795
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	AB VPS International Value Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A
ASSETS:
Investment at net asset value	$1,486,877	$10,909,641	$25,970,459	$1,947	$3,521,976
Dividends due and accrued	—	—	1,435	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	196	—	2,489	—	297
Net receivable from (payable to) the Fund for shares sold or purchased	(196)	29	(3,856)	—	(297)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	29	68	—	—

Total net assets	$1,486,877	$10,909,641	$25,970,459	$1,947	$3,521,976

Total shares outstanding	273,575	958,178	25,966,998	157	208,032

Net asset value per share (NAV)	$5.43	$11.39	$1.00	$12.38	$16.93

Total units outstanding	250,031	631,335	21,722,744	303	154,386
Variable accumulation unit value (lowest to highest)	$5.95 to $5.95	$16.97 to $17.32	$1.16 to $1.31	$6.44 to $6.44	$22.81 to $22.81
Identified cost of investment	$1,824,583	$12,355,837	$25,968,996	$2,174	$4,181,510
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Alger SMid Cap Focus Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 1
ASSETS:
Investment at net asset value	$857,397	$1,693,654	$1,039,044	$4,867,813	$3,581,408
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	2,013	—	—	24	2,110
Net receivable from (payable to) the Fund for shares sold or purchased	(2,013)	—	—	(2)	(2,110)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	22	—

Total net assets	$857,397	$1,693,654	$1,039,044	$4,867,813	$3,581,408

Total shares outstanding	451,262	175,690	56,716	485,810	168,220

Net asset value per share (NAV)	$1.90	$9.64	$18.32	$10.02	$21.29

Total units outstanding	42,259	167,296	74,977	212,843	312,988
Variable accumulation unit value (lowest to highest)	$20.29 to $20.29	$10.12 to $10.12	$13.86 to $13.86	$22.58 to $24.01	$11.44 to $11.44
Identified cost of investment	$1,368,141	$1,772,559	$1,110,120	$4,763,698	$3,748,992

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	American Funds IS Blue Chip Income and Growth Fund— Class 1	American Funds IS Global Bond Fund— Class 1	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1	American Funds IS Growth Fund— Class 1
ASSETS:
Investment at net asset value	$89,666	$56,154	$2,276,543	$1,040,461	$10,875,916
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	83	—	(55,474)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(83)	—	55,476
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	2

Total net assets	$89,666	$56,154	$2,276,543	$1,040,461	$10,875,916

Total shares outstanding	7,243	4,917	88,444	47,837	155,459

Net asset value per share (NAV)	$12.38	$11.42	$25.74	$21.75	$69.96

Total units outstanding	9,565	5,152	104,923	89,552	806,254
Variable accumulation unit value (lowest to highest)	$9.37 to $9.37	$10.90 to $10.90	$21.70 to $21.70	$11.62 to $11.62	$13.41 to $13.49
Identified cost of investment	$104,168	$58,073	$2,471,405	$1,046,627	$11,412,506
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	American Funds IS Growth- Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I
ASSETS:
Investment at net asset value	$1,542,758	$22,509,472	$6,814,985	$10,753,590	$229,221
Dividends due and accrued	—	—	—	—	1,017
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	122	100	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(122)	(98)	1	1	(1,017)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	2	1	1	—

Total net assets	$1,542,758	$22,509,472	$6,814,985	$10,753,590	$229,221

Total shares outstanding	33,989	1,274,602	324,832	707,939	33,559

Net asset value per share (NAV)	$45.39	$17.66	$20.98	$15.19	$6.80

Total units outstanding	121,313	1,930,461	610,395	1,002,053	19,938
Variable accumulation unit value (lowest to highest)	$12.72 to $12.72	$11.59 to $11.66	$11.10 to $11.17	$10.62 to $10.73	$11.50 to $11.50
Identified cost of investment	$1,597,876	$24,133,539	$7,723,554	$11,977,652	$244,504
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I	Davis Value Portfolio	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Value Equity Series— Standard Class
ASSETS:
Investment at net asset value	$425	$88,586	$363,421	$4,191,224	$191,460
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(24,219)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	24,219	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$425	$88,586	$363,421	$4,191,224	$191,460

Total shares outstanding	11	3,714	52,746	205,856	17,843

Net asset value per share (NAV)	$38.88	$23.85	$6.89	$20.36	$10.73

Total units outstanding	43	7,742	18,752	342,860	22,873
Variable accumulation unit value (lowest to highest)	$9.95 to $9.95	$11.44 to $11.44	$19.33 to $19.33	$12.22 to $12.22	$8.37 to $8.37
Identified cost of investment	$480	$98,648	$477,149	$4,613,939	$212,199

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio
ASSETS:
Investment at net asset value	$6,296,306	$5,175,176	$2,996,901	$7,571,894	$2,348,611
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(29,148)	—	2,059	3,360	—
Net receivable from (payable to) the Fund for shares sold or purchased	29,148	—	(2,059)	(3,360)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$6,296,306	$5,175,176	$2,996,901	$7,571,894	$2,348,611

Total shares outstanding	192,195	501,470	285,691	336,379	153,906

Net asset value per share (NAV)	$32.76	$10.32	$10.49	$22.51	$15.26

Total units outstanding	376,867	491,198	258,824	626,750	194,568
Variable accumulation unit value (lowest to highest)	$16.71 to $16.71	$10.54 to $10.54	$11.58 to $11.58	$12.08 to $12.08	$12.07 to $12.07
Identified cost of investment	$7,213,156	$5,414,703	$3,504,378	$8,886,762	$2,965,796
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	DFA VIT Inflation- Protected Securities Portfolio	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A
ASSETS:
Investment at net asset value	$7,111,118	$6,727,157	$8,514	$33,581	$137,707
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(67,027)	195	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	67,027	(195)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$7,111,118	$6,727,157	$8,514	$33,581	$137,707

Total shares outstanding	737,668	298,190	207	2,775	15,455

Net asset value per share (NAV)	$9.64	$22.56	$41.20	$12.10	$8.91

Total units outstanding	676,001	195,129	452	3,537	10,552
Variable accumulation unit value (lowest to highest)	$10.52 to $10.52	$34.48 to $34.48	$18.75 to $18.75	$9.49 to $9.49	$13.05 to $13.05
Identified cost of investment	$7,389,514	$5,965,059	$7,078	$35,819	$188,246
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-IncomeSM Portfolio— Initial Class
ASSETS:
Investment at net asset value	$39,039,122	$953,954	$12,625,030	$65,380	$949,790
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	43,644	—	196	—	18
Net receivable from (payable to) the Fund for shares sold or purchased	(43,643)	—	(160)	—	(17)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	36	—	1

Total net assets	$39,039,122	$953,954	$12,625,030	$65,380	$949,790

Total shares outstanding	2,607,824	78,129	392,936	6,571	46,627

Net asset value per share (NAV)	$14.97	$12.21	$32.13	$9.95	$20.37

Total units outstanding	1,452,837	59,514	383,199	7,847	40,509
Variable accumulation unit value (lowest to highest)	$20.14 to $26.88	$16.03 to $16.03	$32.20 to $42.49	$8.33 to $8.33	$23.28 to $27.88
Identified cost of investment	$42,807,544	$1,257,264	$12,871,634	$75,252	$1,055,815
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Fidelity® VIP Freedom 2010 Portfolio— Initial Class	Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Freedom 2050 Portfolio— Initial Class
ASSETS:
Investment at net asset value	$2,382,302	$12,398,534	$8,994,461	$4,898,629	$16,549
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	34	(6,913)	277	350	—
Net receivable from (payable to) the Fund for shares sold or purchased	(34)	6,914	(277)	(350)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$2,382,302	$12,398,534	$8,994,461	$4,898,629	$16,549

Total shares outstanding	193,369	985,575	692,948	258,639	980

Net asset value per share (NAV)	$12.32	$12.58	$12.98	$18.94	$16.88

Total units outstanding	125,290	637,558	453,153	234,075	1,631
Variable accumulation unit value (lowest to highest)	$19.01 to $19.01	$16.85 to $19.46	$19.85 to $19.85	$20.93 to $20.93	$10.15 to $10.15
Identified cost of investment	$2,398,887	$12,845,637	$9,323,778	$5,168,837	$18,913
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class
ASSETS:
Investment at net asset value	$534,224,237	$2,327,964	$154,865,961	$18,545,551	$11,824,774
Dividends due and accrued	2	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,915,521	34	(305,304)	(354,391)	(37,743)
Net receivable from (payable to) the Fund for shares sold or purchased	(1,905,221)	(34)	305,307	354,418	37,769
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	10,302	—	3	27	26

Total net assets	$534,224,237	$2,327,964	$154,865,961	$18,545,551	$11,824,774

Total shares outstanding	534,224,235	36,882	613,428	1,502,881	391,678

Net asset value per share (NAV)	$1.00	$63.12	$252.46	$12.34	$30.19

Total units outstanding	52,896,188	76,486	5,243,766	1,038,840	349,067
Variable accumulation unit value (lowest to highest)	$10.08 to $10.33	$30.44 to $30.77	$29.54 to $35.34	$17.73 to $19.63	$33.18 to $41.12
Identified cost of investment	$534,224,235	$2,480,355	$141,700,353	$19,111,112	$12,779,185
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$8,991,849	$12,594,150	$101,552	$367,657	$287,602
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	244	—	—	57	8
Net receivable from (payable to) the Fund for shares sold or purchased	(244)	—	—	(57)	(8)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$8,991,849	$12,594,150	$101,552	$367,657	$287,602

Total shares outstanding	470,039	755,045	9,447	28,108	25,656

Net asset value per share (NAV)	$19.13	$16.68	$10.75	$13.08	$11.21

Total units outstanding	495,000	928,661	9,622	34,903	11,991
Variable accumulation unit value (lowest to highest)	$18.17 to $18.17	$13.56 to $13.56	$10.55 to $10.55	$10.53 to $10.53	$23.98 to $23.98
Identified cost of investment	$9,239,333	$14,088,515	$108,117	$423,822	$349,619
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$2,553,076	$3,179,243	$12,164,492	$767,288	$9,819,234
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	91	(53,989)	(199,339)	—	3,312
Net receivable from (payable to) the Fund for shares sold or purchased	(91)	53,992	199,339	—	(3,312)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	3	—	—	—

Total net assets	$2,553,076	$3,179,243	$12,164,492	$767,288	$9,819,234

Total shares outstanding	184,205	204,848	368,845	69,944	146,512

Net asset value per share (NAV)	$13.86	$15.52	$32.98	$10.97	$67.02

Total units outstanding	70,887	212,904	756,737	45,531	214,871
Variable accumulation unit value (lowest to highest)	$36.02 to $36.02	$13.05 to $15.05	$16.08 to $16.08	$16.85 to $16.85	$45.70 to $45.70
Identified cost of investment	$3,040,556	$3,393,590	$13,155,793	$947,103	$9,159,934
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Developing Growth Portfolio— Class VC
ASSETS:
Investment at net asset value	$2,166,443	$4,117,327	$558,421	$1,626,093	$147,857
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	136	—	170	374	—
Net receivable from (payable to) the Fund for shares sold or purchased	(136)	—	(166)	(372)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	4	2	—

Total net assets	$2,166,443	$4,117,327	$558,421	$1,626,093	$147,857

Total shares outstanding	193,260	116,970	11,849	189,081	5,921

Net asset value per share (NAV)	$11.21	$35.20	$47.13	$8.60	$24.97

Total units outstanding	206,345	122,172	27,696	102,592	12,067
Variable accumulation unit value (lowest to highest)	$10.50 to $10.50	$33.70 to $33.70	$19.88 to $20.95	$13.05 to $16.05	$12.25 to $12.25
Identified cost of investment	$2,290,820	$4,295,136	$488,108	$2,088,780	$167,097
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Mondrian International Value Fund— Standard Class	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Developed International 150 Fund— Standard Class
ASSETS:
Investment at net asset value	$1,875,129	$8,575,862	$21,129	$25,957,161	$4,314,991
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	662	—	2,471	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	(660)	—	(2,471)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	2	—	—	—

Total net assets	$1,875,129	$8,575,862	$21,129	$25,957,161	$4,314,991

Total shares outstanding	94,417	189,158	1,389	2,385,549	579,193

Net asset value per share (NAV)	$19.86	$45.34	$15.21	$10.88	$7.45

Total units outstanding	84,623	304,253	2,049	2,327,537	295,165
Variable accumulation unit value (lowest to highest)	$22.14 to $27.54	$21.07 to $28.32	$10.31 to $10.31	$11.15 to $11.15	$14.62 to $14.62
Identified cost of investment	$2,310,857	$8,591,931	$22,766	$27,104,222	$5,184,553
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Value Portfolio— Initial Class
ASSETS:
Investment at net asset value	$4,335,410	$23,047,604	$44,484	$2,316,323	$19,757,946
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	78	2,059	—	—	(95,012)
Net receivable from (payable to) the Fund for shares sold or purchased	(78)	(2,059)	—	—	95,012
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$4,335,410	$23,047,604	$44,484	$2,316,323	$19,757,946

Total shares outstanding	523,032	2,775,482	3,396	158,870	789,686

Net asset value per share (NAV)	$8.29	$8.30	$13.10	$14.58	$25.02

Total units outstanding	436,982	1,737,268	3,720	159,132	1,010,695
Variable accumulation unit value (lowest to highest)	$9.92 to $9.92	$13.27 to $13.27	$11.96 to $11.96	$14.56 to $14.56	$19.55 to $19.55
Identified cost of investment	$4,563,345	$25,002,615	$47,715	$2,441,023	$20,277,695
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I
ASSETS:
Investment at net asset value	$83,417	$939,584	$4,342	$49,718,043	$5,146,971
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(30,985)	—	(207,535)	191
Net receivable from (payable to) the Fund for shares sold or purchased	2	30,985	—	207,537	(191)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	—	—	2	—

Total net assets	$83,417	$939,584	$4,342	$49,718,043	$5,146,971

Total shares outstanding	3,084	126,629	249	2,873,875	725,948

Net asset value per share (NAV)	$27.05	$7.42	$17.46	$17.30	$7.09

Total units outstanding	2,448	88,285	137	1,789,713	223,127
Variable accumulation unit value (lowest to highest)	$34.01 to $34.01	$10.64 to $10.64	$31.24 to $31.24	$21.48 to $27.80	$23.07 to $23.07
Identified cost of investment	$68,032	$1,103,066	$4,255	$56,554,996	$5,564,246
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Large Cap Value Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares
ASSETS:
Investment at net asset value	$261,170	$4,752,224	$383,297	$75,488	$270,730
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	257	—	—	33
Net receivable from (payable to) the Fund for shares sold or purchased	—	(256)	—	—	(33)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$261,170	$4,752,224	$383,297	$75,488	$270,730

Total shares outstanding	38,407	243,454	26,289	4,811	5,582

Net asset value per share (NAV)	$6.80	$19.52	$14.58	$15.69	$48.50

Total units outstanding	22,351	148,187	22,317	6,894	13,724
Variable accumulation unit value (lowest to highest)	$11.68 to $11.68	$32.02 to $38.10	$17.18 to $17.18	$10.95 to $10.95	$19.73 to $19.73
Identified cost of investment	$300,106	$5,043,025	$411,490	$90,452	$295,094
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Oppenheimer Total Return Bond Fund/VA— Non-Service Shares	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$983	$1,979,288	$6,147,946	$2,766,778	$809,989
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(190,399)	14	98
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	190,399	(14)	(98)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$983	$1,979,288	$6,147,946	$2,766,778	$809,989

Total shares outstanding	131	164,803	560,944	380,052	69,706

Net asset value per share (NAV)	$7.49	$12.01	$10.96	$7.28	$11.62

Total units outstanding	79	199,505	435,067	170,658	35,709
Variable accumulation unit value (lowest to highest)	$12.61 to $12.61	$9.92 to $9.92	$14.13 to $14.13	$16.23 to $16.23	$22.71 to $22.71
Identified cost of investment	$1,022	$2,149,229	$6,623,565	$2,879,298	$804,117
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Administrative Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio
ASSETS:
Investment at net asset value	$7,978,997	$12,276,957	$33,258,215	$55,473,527	$1,331,085
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	380	—	—	2,924	103
Net receivable from (payable to) the Fund for shares sold or purchased	(380)	—	—	(2,924)	(96)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	7

Total net assets	$7,978,997	$12,276,957	$33,258,215	$55,473,527	$1,331,085

Total shares outstanding	791,567	1,036,030	3,173,494	1,801,674	73,990

Net asset value per share (NAV)	$10.08	$11.85	$10.48	$30.79	$17.99

Total units outstanding	532,279	756,401	1,722,016	1,413,526	51,656
Variable accumulation unit value (lowest to highest)	$14.99 to $14.99	$16.18 to $16.18	$19.34 to $19.34	$39.24 to $39.24	$23.97 to $26.51
Identified cost of investment	$8,143,611	$12,774,096	$34,189,681	$51,655,409	$1,399,819
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio	Thrivent Small Cap Index Portfolio
ASSETS:
Investment at net asset value	$5,213,911	$1,816,379	$10,797,900	$4,309,983	$402,618
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	236	481	716	887	—
Net receivable from (payable to) the Fund for shares sold or purchased	(220)	(481)	(716)	(887)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	16	—	—	—	—

Total net assets	$5,213,911	$1,816,379	$10,797,900	$4,309,983	$402,618

Total shares outstanding	399,840	379,996	420,315	235,390	24,346

Net asset value per share (NAV)	$13.04	$4.78	$25.69	$18.31	$16.54

Total units outstanding	259,665	130,863	293,223	173,204	44,959
Variable accumulation unit value (lowest to highest)	$19.64 to $20.16	$13.89 to $13.89	$36.82 to $36.82	$24.88 to $24.88	$8.96 to $8.96
Identified cost of investment	$6,104,190	$1,815,671	$11,174,036	$4,600,912	$459,476
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares
ASSETS:
Investment at net asset value	$216,530	$592,444	$191,101	$308,360	$183,615
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$216,530	$592,444	$191,101	$308,360	$183,615

Total shares outstanding	16,983	53,229	17,047	23,611	17,257

Net asset value per share (NAV)	$12.75	$11.13	$11.21	$13.06	$10.64

Total units outstanding	11,774	41,558	14,837	18,017	14,302
Variable accumulation unit value (lowest to highest)	$18.39 to $18.39	$14.26 to $14.26	$12.88 to $12.88	$17.12 to $17.12	$12.84 to $12.84
Identified cost of investment	$230,157	$636,613	$190,473	$343,646	$202,320
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Unconstrained Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares
ASSETS:
Investment at net asset value	$122,443	$142,160	$993,989	$363,574	$15,246
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	30	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(30)	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$122,443	$142,160	$993,989	$363,574	$15,246

Total shares outstanding	11,475	12,947	92,636	46,852	997

Net asset value per share (NAV)	$10.67	$10.98	$10.73	$7.76	$15.29

Total units outstanding	9,259	10,647	63,383	29,429	1,764
Variable accumulation unit value (lowest to highest)	$13.22 to $13.22	$13.35 to $13.35	$15.68 to $15.68	$12.35 to $12.35	$8.64 to $8.64
Identified cost of investment	$133,499	$153,232	$1,017,213	$372,200	$21,934
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	MainStay VP Absolute Return Multi-Strategy— Initial Class	DFA VA Global Moderate Allocation Portfolio
ASSETS:
Investment at net asset value	$17,724,567	$2,448,639	$—	$—
Dividends due and accrued	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	212,346	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(212,345)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	—	—

Total net assets	$17,724,567	$2,448,639	$—	$—

Total shares outstanding	1,367,636	155,469	—	—

Net asset value per share (NAV)	$12.96	$15.75	$—	$—

Total units outstanding	960,458	207,406	—	—
Variable accumulation unit value (lowest to highest)	$18.15 to $18.46	$11.81 to $11.81	—	—
Identified cost of investment	$20,580,985	$3,104,670	$—	$—
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations
For the year ended December 31, 2018

	MainStay VP Absolute Return Multi-Strategy— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$749	$1,540,943	$—	$105,062	$3,611,976
Mortality and expense risk charges	—	(7,020)	—	(194)	(519,579)

Net investment income (loss)	749	1,533,923	—	104,868	3,092,397

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	291,132	20,027,360	1,529,206	5,282,696	306,799,007
Cost of investments sold	(305,968)	(21,548,376)	(1,320,702)	(4,346,031)	(264,457,998)

Net realized gain (loss) on investments	(14,836)	(1,521,016)	208,504	936,665	42,341,009
Realized gain distribution received	—	153,419	333,253	—	11,073,849

Change in unrealized appreciation (depreciation) on investments	983	(993,392)	(975,907)	(2,924,372)	(68,305,837)

Net gain (loss) on investments	(13,853)	(2,360,989)	(434,150)	(1,987,707)	(14,890,979)

Net increase (decrease) in net assets resulting from operations	$(13,104)	$(827,066)	$(434,150)	$(1,882,839)	$(11,798,582)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class (a)
INVESTMENT INCOME (LOSS):
Dividend income	$118,862	$37,768	$367,539	$292,847	$1,090
Mortality and expense risk charges	—	(536)	—	(31,147)	—

Net investment income (loss)	118,862	37,232	367,539	261,700	1,090

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,854,508	472,407	1,339,876	1,036,832	81,643
Cost of investments sold	(1,475,772)	(541,834)	(1,355,120)	(1,000,646)	(83,686)

Net realized gain (loss) on investments	378,736	(69,427)	(15,244)	36,186	(2,043)
Realized gain distribution received	1,866,214	5,124	—	468,142	—

Change in unrealized appreciation (depreciation) on investments	(4,885,956)	49,145	(368,284)	(1,312,834)	(3,318)

Net gain (loss) on investments	(2,641,006)	(15,158)	(383,528)	(808,506)	(5,361)

Net increase (decrease) in net assets resulting from operations	$(2,522,144)	$22,074	$(15,989)	$(546,806)	$(4,271)
(a) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$165,248	$—	$1,709,785	$70,477	$18,505
Mortality and expense risk charges	(6,765)	(280)	(245,746)	(2,247)	—

Net investment income (loss)	158,483	(280)	1,464,039	68,230	18,505

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,018,901	16,277,090	227,420,702	219,148	121,061
Cost of investments sold	(1,735,989)	(13,256,381)	(161,432,371)	(204,622)	(123,332)

Net realized gain (loss) on investments	282,912	3,020,709	65,988,331	14,526	(2,271)
Realized gain distribution received	485,975	269,349	9,635,564	157,108	—

Change in unrealized appreciation (depreciation) on investments	(851,505)	(1,984,220)	(73,998,408)	(335,738)	(11,810)

Net gain (loss) on investments	(82,618)	1,305,838	1,625,487	(164,104)	(14,081)

Net increase (decrease) in net assets resulting from operations	$75,865	$1,305,558	$3,089,526	$(95,874)	$4,424
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,468	$2,367,916	$606,213	$152,985	$5,922,932
Mortality and expense risk charges	(33)	(3,855)	(120,848)	—	(875,393)

Net investment income (loss)	1,435	2,364,061	485,365	152,985	5,047,539

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,566,971	7,747,122	5,014,492	4,597,358	125,258,679
Cost of investments sold	(1,566,230)	(8,068,332)	(3,500,190)	(4,117,300)	(106,059,009)

Net realized gain (loss) on investments	741	(321,210)	1,514,302	480,058	19,199,670
Realized gain distribution received	14,257	—	934,563	1,940,769	7,769,028

Change in unrealized appreciation (depreciation) on investments	(30,977)	(2,588,166)	(8,928,391)	(4,392,439)	(54,674,461)

Net gain (loss) on investments	(15,979)	(2,909,376)	(6,479,526)	(1,971,612)	(27,705,763)

Net increase (decrease) in net assets resulting from operations	$(14,544)	$(545,315)	$(5,994,161)	$(1,818,627)	$(22,658,224)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	AB VPS International Value Portfolio— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$260,726	$391,978	$36
Mortality and expense risk charges	(204)	—	(4,664)	(11,070)	—

Net investment income (loss)	(204)	—	256,062	380,908	36

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	693,687	435,734	6,846,838	48,068,306	19
Cost of investments sold	(648,456)	(336,932)	(6,524,012)	(48,069,166)	(17)

Net realized gain (loss) on investments	45,231	98,802	322,826	(860)	2
Realized gain distribution received	777,929	—	1,186,445	—	—

Change in unrealized appreciation (depreciation) on investments	(1,759,017)	(681,003)	(2,841,957)	870	(613)

Net gain (loss) on investments	(935,857)	(582,201)	(1,332,686)	10	(611)

Net increase (decrease) in net assets resulting from operations	$(936,061)	$(582,201)	$(1,076,624)	$380,918	$(575)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger SMid Cap Focus Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$19,267	$—	$45,095	$15,102	$84,509
Mortality and expense risk charges	—	—	—	—	(3,035)

Net investment income (loss)	19,267	—	45,095	15,102	81,474

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,507,268	308,164	2,251,728	654,657	11,786,493
Cost of investments sold	(1,263,103)	(636,332)	(2,266,522)	(553,299)	(9,470,452)

Net realized gain (loss) on investments	244,165	(328,168)	(14,794)	101,358	2,316,041
Realized gain distribution received	321,424	117,208	—	73,751	357

Change in unrealized appreciation (depreciation) on investments	(1,202,489)	186,473	(88,863)	(319,889)	(2,297,491)

Net gain (loss) on investments	(636,900)	(24,487)	(103,657)	(144,780)	18,907

Net increase (decrease) in net assets resulting from operations	$(617,633)	$(24,487)	$(58,562)	$(129,678)	$100,381
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	American Funds IS Asset Allocation Fund— Class 1	American Funds IS Blue Chip Income and Growth Fund— Class 1 (b)	American Funds IS Global Bond Fund— Class 1	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$70,621	$2,539	$1,302	$24,002	$4,147
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	70,621	2,539	1,302	24,002	4,147

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	270,846	37,015	20,586	291,500	281,691
Cost of investments sold	(246,041)	(42,140)	(20,732)	(274,499)	(232,441)

Net realized gain (loss) on investments	24,805	(5,125)	(146)	17,001	49,250
Realized gain distribution received	143,889	7,075	183	178,460	59,558

Change in unrealized appreciation (depreciation) on investments	(407,683)	(14,501)	(1,902)	(465,701)	(242,330)

Net gain (loss) on investments	(238,989)	(12,551)	(1,865)	(270,240)	(133,522)

Net increase (decrease) in net assets resulting from operations	$(168,368)	$(10,012)	$(563)	$(246,238)	$(129,375)
(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	American Funds IS Growth Fund— Class 1	American Funds IS Growth-Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	BlackRock® Global Allocation V.I. Fund— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$85,529	$29,376	$494,593	$83,631	$112,016
Mortality and expense risk charges	(22)	(250)	(17)	(7)	(11)

Net investment income (loss)	85,507	29,126	494,576	83,624	112,005

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,284,327	499,664	17,548,999	1,654,077	749,007
Cost of investments sold	(2,763,697)	(435,647)	(13,372,022)	(1,443,391)	(678,508)

Net realized gain (loss) on investments	520,630	64,017	4,176,977	210,686	70,499
Realized gain distribution received	1,236,070	120,164	1,203,784	204,929	436,195

Change in unrealized appreciation (depreciation) on investments	(1,908,521)	(236,393)	(8,545,486)	(1,670,281)	(1,767,033)

Net gain (loss) on investments	(151,821)	(52,212)	(3,164,725)	(1,254,666)	(1,260,339)

Net increase (decrease) in net assets resulting from operations	$(66,314)	$(23,086)	$(2,670,149)	$(1,171,042)	$(1,148,334)

.Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	BlackRock® High Yield V.I. Fund— Class I	ClearBridge Variable Appreciation Portfolio— Class I (b)	ClearBridge Variable Large Cap Growth Portfolio— Class I	Davis Value Portfolio	Delaware VIP® Emerging Markets Series— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$11,508	$6	$284	$3,715	$63,982
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	11,508	6	284	3,715	63,982

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	65,639	8	9,380	85,650	1,161,102
Cost of investments sold	(66,358)	(8)	(8,445)	(81,379)	(1,101,723)

Net realized gain (loss) on investments	(719)	—	935	4,271	59,379
Realized gain distribution received	—	16	2,680	74,722	6,398

Change in unrealized appreciation (depreciation) on investments	(16,706)	(55)	(10,370)	(138,886)	(689,116)

Net gain (loss) on investments	(17,425)	(39)	(6,755)	(59,893)	(623,339)

Net increase (decrease) in net assets resulting from operations	$(5,917)	$(33)	$(6,471)	$(56,178)	$(559,357)
(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA U.S. Large Value Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$22,228	$61,530	$236,292	$58,023	$191,766
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	22,228	61,530	236,292	58,023	191,766

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	572,659	6,183,244	509,282	343,964	606,123
Cost of investments sold	(514,648)	(5,311,761)	(528,898)	(299,845)	(589,562)

Net realized gain (loss) on investments	58,011	871,483	(19,616)	44,119	16,561
Realized gain distribution received	—	523,266	—	151,794	188,705

Change in unrealized appreciation (depreciation) on investments	(173,669)	(2,507,617)	(127,121)	(988,977)	(1,510,940)

Net gain (loss) on investments	(115,658)	(1,112,868)	(146,737)	(793,064)	(1,305,674)

Net increase (decrease) in net assets resulting from operations	$(93,430)	$(1,051,338)	$89,555	$(735,041)	$(1,113,908)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	DFA VA U.S. Targeted Value Portfolio	DFA VIT Inflation- Protected Securities Portfolio	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	DWS Alternative Asset Allocation VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$27,547	$154,532	$—	$—	$454
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	27,547	154,532	—	—	454

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,595,951	4,808,644	571,815	3,733	11,791
Cost of investments sold	(2,202,097)	(4,972,882)	(334,130)	(2,320)	(11,097)

Net realized gain (loss) on investments	393,854	(164,238)	237,685	1,413	694
Realized gain distribution received	160,372	—	357,746	1,877	—

Change in unrealized appreciation (depreciation) on investments	(931,665)	(163,403)	(686,090)	(5,331)	(3,650)

Net gain (loss) on investments	(377,439)	(327,641)	(90,659)	(2,041)	(2,956)

Net increase (decrease) in net assets resulting from operations	$(349,892)	$(173,109)	$(90,659)	$(2,041)	$(2,502)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class (b)
INVESTMENT INCOME (LOSS):
Dividend income	$496	$444,163	$21,570	$103,788	$469
Mortality and expense risk charges	—	(10)	—	(5,886)	—

Net investment income (loss)	496	444,153	21,570	97,902	469

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	89,810	6,790,170	623,953	3,820,589	166
Cost of investments sold	(87,585)	(5,590,731)	(650,970)	(3,288,740)	(189)

Net realized gain (loss) on investments	2,225	1,199,439	(27,017)	531,849	(23)
Realized gain distribution received	23,367	3,152,460	278,603	1,380,657	—

Change in unrealized appreciation (depreciation) on investments	(63,228)	(9,559,936)	(435,213)	(2,782,946)	(9,871)

Net gain (loss) on investments	(37,636)	(5,208,037)	(183,627)	(870,440)	(9,894)

Net increase (decrease) in net assets resulting from operations	$(37,140)	$(4,763,884)	$(162,057)	$(772,538)	$(9,425)
(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Fidelity® VIP Equity-IncomeSM Portfolio— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class	Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$26,041	$29,894	$203,211	$134,114	$61,201
Mortality and expense risk charges	(110)	—	(160)	—	—

Net investment income (loss)	25,931	29,894	203,051	134,114	61,201

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,666,154	682,170	2,350,027	1,240,266	851,971
Cost of investments sold	(1,411,784)	(650,744)	(2,147,584)	(1,137,890)	(667,841)

Net realized gain (loss) on investments	254,370	31,426	202,443	102,376	184,130
Realized gain distribution received	86,482	53,583	409,629	228,577	94,307

Change in unrealized appreciation (depreciation) on investments	(430,543)	(178,076)	(1,576,108)	(1,239,188)	(853,049)

Net gain (loss) on investments	(89,691)	(93,067)	(964,036)	(908,235)	(574,612)

Net increase (decrease) in net assets resulting from operations	$(63,760)	$(63,173)	$(760,985)	$(774,121)	$(513,411)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Fidelity® VIP Freedom 2050 Portfolio— Initial Class	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$205	$5,899,254	$6,541	$3,142,089	$471,701
Mortality and expense risk charges	—	(771,859)	(48)	(694)	(3,407)

Net investment income (loss)	205	5,127,395	6,493	3,141,395	468,294

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	31,300	23,773,815	1,687,506	28,117,592	9,869,525
Cost of investments sold	(33,213)	(23,773,815)	(1,395,307)	(18,574,492)	(10,075,721)

Net realized gain (loss) on investments	(1,913)	—	292,199	9,543,100	(206,196)
Realized gain distribution received	67	—	305,114	769,502	114,638

Change in unrealized appreciation (depreciation) on investments	(2,363)	—	(571,468)	(20,391,698)	(531,432)

Net gain (loss) on investments	(4,209)	—	25,845	(10,079,096)	(622,990)

Net increase (decrease) in net assets resulting from operations	$(4,004)	$5,127,395	$32,338	$(6,937,701)	$(154,696)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$92,160	$163,417	$364,948	$3,905	$4,639
Mortality and expense risk charges	(4,406)	—	—	—	—

Net investment income (loss)	87,754	163,417	364,948	3,905	4,639

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,935,037	4,304,272	2,367,739	21,836	7,987
Cost of investments sold	(1,885,974)	(3,141,233)	(2,518,577)	(21,771)	(8,147)

Net realized gain (loss) on investments	49,063	1,163,039	(150,838)	65	(160)
Realized gain distribution received	1,188,009	—	609,219	179	22,311

Change in unrealized appreciation (depreciation) on investments	(3,338,149)	(2,701,947)	(1,415,948)	(6,544)	(85,639)

Net gain (loss) on investments	(2,101,077)	(1,538,908)	(957,567)	(6,300)	(63,488)

Net increase (decrease) in net assets resulting from operations	$(2,013,323)	$(1,375,491)	$(592,619)	$(2,395)	$(58,849)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$2,294	$17,013	$127,402	$297,722	$4,445
Mortality and expense risk charges	—	—	(443)	—	—

Net investment income (loss)	2,294	17,013	126,959	297,722	4,445

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	88,869	1,053,319	538,228	5,524,363	20,999
Cost of investments sold	(96,811)	(961,777)	(541,725)	(5,171,612)	(24,734)

Net realized gain (loss) on investments	(7,942)	91,542	(3,497)	352,751	(3,735)
Realized gain distribution received	13,814	486,870	39,841	100,826	123,022

Change in unrealized appreciation (depreciation) on investments	(68,528)	(955,844)	(377,775)	(3,029,931)	(222,150)

Net gain (loss) on investments	(62,656)	(377,432)	(341,431)	(2,576,354)	(102,863)

Net increase (decrease) in net assets resulting from operations	$(60,362)	$(360,419)	$(214,472)	$(2,278,632)	$(98,418)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares
INVESTMENT INCOME (LOSS):
Dividend income	$26,330	$67,817	$—	$6,981	$28,670
Mortality and expense risk charges	—	—	—	(494)	(261)

Net investment income (loss)	26,330	67,817	—	6,487	28,409

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,059,796	404,187	535,741	65,110	1,293,797
Cost of investments sold	(1,552,416)	(416,936)	(568,656)	(42,735)	(1,508,479)

Net realized gain (loss) on investments	507,380	(12,749)	(32,915)	22,375	(214,682)
Realized gain distribution received	513,825	—	623,754	—	93,672

Change in unrealized appreciation (depreciation) on investments	(1,033,377)	(80,884)	(543,734)	(69,276)	(154,614)

Net gain (loss) on investments	(12,172)	(93,633)	47,105	(46,901)	(275,624)

Net increase (decrease) in net assets resulting from operations	$14,158	$(25,816)	$47,105	$(40,414)	$(247,215)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Mondrian International Value Fund— Standard Class	LVIP SSgA Bond Index Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$16,199	$—	$744	$718,739
Mortality and expense risk charges	—	(79)	(338)	—	—

Net investment income (loss)	—	16,120	(338)	744	718,739

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	144,243	501,254	5,312,347	267	2,898,175
Cost of investments sold	(96,465)	(572,528)	(4,673,416)	(241)	(3,015,897)

Net realized gain (loss) on investments	47,778	(71,274)	638,931	26	(117,722)
Realized gain distribution received	22,062	77,445	443,977	294	—

Change in unrealized appreciation (depreciation) on investments	(69,384)	(391,799)	(1,296,845)	(3,778)	(611,817)

Net gain (loss) on investments	456	(385,628)	(213,937)	(3,458)	(729,539)

Net increase (decrease) in net assets resulting from operations	$456	$(369,508)	$(214,275)	$(2,714)	$(10,800)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$174,125	$211,286	$683,629	$2,070	$19,365
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	174,125	211,286	683,629	2,070	19,365

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	115,045	2,735,252	2,276,089	7,043	121,319
Cost of investments sold	(129,271)	(2,422,797)	(2,003,682)	(7,471)	(115,520)

Net realized gain (loss) on investments	(14,226)	312,455	272,407	(428)	5,799
Realized gain distribution received	115,157	—	—	784	107,789

Change in unrealized appreciation (depreciation) on investments	(1,069,496)	(996,334)	(4,832,482)	(3,122)	(243,393)

Net gain (loss) on investments	(968,565)	(683,879)	(4,560,075)	(2,766)	(129,805)

Net increase (decrease) in net assets resulting from operations	$(794,440)	$(472,593)	$(3,876,446)	$(696)	$(110,440)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	MFS® International Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Value Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$215,410	$582	$10,498	$—	$837,375
Mortality and expense risk charges	—	(230)	—	—	(23)

Net investment income (loss)	215,410	352	10,498	—	837,352

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	10,100,458	1,944	286,252	2,035	5,650,537
Cost of investments sold	(8,002,388)	(1,140)	(296,561)	(1,506)	(5,515,192)

Net realized gain (loss) on investments	2,098,070	804	(10,309)	529	135,345
Realized gain distribution received	216,911	4,042	75,503	658	3,645,615

Change in unrealized appreciation (depreciation) on investments	(4,393,172)	(10,216)	(205,523)	(1,220)	(10,033,650)

Net gain (loss) on investments	(2,078,191)	(5,370)	(140,329)	(33)	(6,252,690)

Net increase (decrease) in net assets resulting from operations	$(1,862,781)	$(5,018)	$(129,831)	$(33)	$(5,415,338)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Large Cap Value Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$223,974	$8,362	$142,419	$4,754	$747
Mortality and expense risk charges	—	—	(166)	—	—

Net investment income (loss)	223,974	8,362	142,253	4,754	747

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,531,690	3,678	678,430	275,487	46,357
Cost of investments sold	(2,639,382)	(4,101)	(665,775)	(228,393)	(44,779)

Net realized gain (loss) on investments	(107,692)	(423)	12,655	47,094	1,578
Realized gain distribution received	—	10,436	—	42,303	5,173

Change in unrealized appreciation (depreciation) on investments	(423,674)	(40,752)	(533,149)	(100,726)	(20,740)

Net gain (loss) on investments	(531,366)	(30,739)	(520,494)	(11,329)	(13,989)

Net increase (decrease) in net assets resulting from operations	$(307,392)	$(22,377)	$(378,241)	$(6,575)	$(13,242)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares	Oppenheimer Total Return Bond Fund/VA— Non-Service Shares	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT High Yield Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$958	$34	$81,953	$434,977	$137,862
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	958	34	81,953	434,977	137,862

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	31,144	81	179,168	6,698,385	1,122,695
Cost of investments sold	(26,453)	(84)	(189,382)	(6,576,482)	(1,169,186)

Net realized gain (loss) on investments	4,691	(3)	(10,214)	121,903	(46,491)
Realized gain distribution received	22,522	—	—	18,323	—

Change in unrealized appreciation (depreciation) on investments	(45,565)	(42)	(170,052)	(768,402)	(145,799)

Net gain (loss) on investments	(18,352)	(45)	(180,266)	(628,176)	(192,290)

Net increase (decrease) in net assets resulting from operations	$(17,394)	$(11)	$(98,313)	$(193,199)	$(54,428)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Administrative Class	T. Rowe Price Blue Chip Growth Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$19,944	$159,343	$314,106	$827,677	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	19,944	159,343	314,106	827,677	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	144,114	2,520,391	2,038,671	7,870,018	10,234,296
Cost of investments sold	(129,349)	(2,627,649)	(2,100,690)	(8,262,720)	(5,848,837)

Net realized gain (loss) on investments	14,765	(107,258)	(62,019)	(392,702)	4,385,459
Realized gain distribution received	3,753	—	—	379,221	1,802,549

Change in unrealized appreciation (depreciation) on investments	(67,419)	(25,873)	(527,667)	(1,010,298)	(5,530,311)

Net gain (loss) on investments	(48,901)	(133,131)	(589,686)	(1,023,779)	657,697

Net increase (decrease) in net assets resulting from operations	$(28,957)	$26,212	$(275,580)	$(196,102)	$657,697
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$21,159	$87,542	$56,150	$18,843	$82,155
Mortality and expense risk charges	(68)	(2,299)	—	—	—

Net investment income (loss)	21,091	85,243	56,150	18,843	82,155

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	409,595	614,929	2,812,037	3,259,802	445,318
Cost of investments sold	(300,110)	(694,693)	(2,843,332)	(2,884,843)	(377,054)

Net realized gain (loss) on investments	109,485	(79,764)	(31,295)	374,959	68,264
Realized gain distribution received	30,862	616,602	—	1,194,661	294,391

Change in unrealized appreciation (depreciation) on investments	(244,522)	(1,546,167)	14,330	(1,477,439)	(675,574)

Net gain (loss) on investments	(104,175)	(1,009,329)	(16,965)	92,181	(312,919)

Net increase (decrease) in net assets resulting from operations	$(83,084)	$(924,086)	$39,185	$111,024	$(230,764)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Thrivent Small Cap Index Portfolio (b)	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares
INVESTMENT INCOME (LOSS):
Dividend income	$12	$2,211	$7,251	$2,527	$3,978
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	12	2,211	7,251	2,527	3,978

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	805	16,260	616,768	78,896	13,164
Cost of investments sold	(920)	(13,583)	(575,653)	(74,587)	(12,831)

Net realized gain (loss) on investments	(115)	2,677	41,115	4,309	333
Realized gain distribution received	64	8,311	11,099	2,939	13,263

Change in unrealized appreciation (depreciation) on investments	(56,858)	(38,389)	(83,283)	(15,404)	(47,659)

Net gain (loss) on investments	(56,909)	(27,401)	(31,069)	(8,156)	(34,063)

Net increase (decrease) in net assets resulting from operations	$(56,897)	$(25,190)	$(23,818)	$(5,629)	$(30,085)

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Unconstrained Emerging Markets Bond Fund— Initial Class Shares
INVESTMENT INCOME (LOSS):
Dividend income	$3,885	$2,016	$2,955	$13,140	$30,064
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	3,885	2,016	2,955	13,140	30,064

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	59,936	7,984	53,139	45,614	1,051,018
Cost of investments sold	(58,899)	(8,567)	(50,085)	(46,781)	(1,019,780)

Net realized gain (loss) on investments	1,037	(583)	3,054	(1,167)	31,238
Realized gain distribution received	12,066	7,127	8,622	26,503	—

Change in unrealized appreciation (depreciation) on investments	(29,743)	(20,065)	(26,679)	(112,219)	(70,897)

Net gain (loss) on investments	(16,640)	(13,521)	(15,003)	(86,883)	(39,659)

Net increase (decrease) in net assets resulting from operations	$(12,755)	$(11,505)	$(12,048)	$(73,743)	$(9,595)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2018

	Victory RS Small Cap Growth Equity VIP Series— Class I Shares (b)	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$—	$235,817	$14,549
Mortality and expense risk charges	—	(13)	—

Net investment income (loss)	—	235,804	14,549

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	159	1,595,753	261,245
Cost of investments sold	(175)	(1,298,041)	(258,247)

Net realized gain (loss) on investments	(16)	297,712	2,998
Realized gain distribution received	2,809	1,849,304	421,028

Change in unrealized appreciation (depreciation) on investments	(6,687)	(4,263,317)	(884,943)

Net gain (loss) on investments	(3,894)	(2,116,301)	(460,917)

Net increase (decrease) in net assets resulting from operations	$(3,894)	$(1,880,497)	$(446,368)

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Absolute Return Multi-Strategy— Initial Class		MainStay VP Bond— Initial Class		MainStay VP Eagle Small Cap Growth— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$749	$6,097	$1,533,923	$1,682,788	$—	$—
Net realized gain (loss) on investments	(14,836)	(36,272)	(1,521,016)	(34,502)	208,504	20,995
Realized gain distribution received	—	—	153,419	609,866	333,253	318,484
Change in unrealized appreciation (depreciation) on investments	983	28,332	(993,392)	122,116	(975,907)	1,008,038

Net increase (decrease) in net assets resulting from operations	(13,104)	(1,843)	(827,066)	2,380,268	(434,150)	1,347,517

Contributions and (Withdrawals):
Payments received from policyowners	11,199	38,838	1,020,334	717,067	155,778	201,617
Cost of insurance	(4,826)	(8,954)	(586,346)	(687,235)	(139,430)	(134,993)
Policyowners' surrenders	(3,971)	(318,685)	(8,508,349)	(691,706)	(249,274)	(501,349)
Net transfers from (to) Fixed Account	(93)	(133)	(2,637,356)	9,688	(19,847)	(17,718)
Transfers between Investment Divisions	(281,389)	(28,188)	(6,602,267)	9,078,639	(241,894)	(602,788)
Policyowners' death benefits	—	—	(173,630)	(65,478)	(11,667)	(41,984)

Net contributions and (withdrawals)	(279,080)	(317,122)	(17,487,614)	8,360,975	(506,334)	(1,097,215)

Increase (decrease) in net assets	(292,184)	(318,965)	(18,314,680)	10,741,243	(940,484)	250,302

NET ASSETS:
Beginning of period	292,184	611,149	68,243,563	57,502,320	6,470,346	6,220,044

End of period	$—	$292,184	$49,928,883	$68,243,563	$5,529,862	$6,470,346
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Emerging Markets Equity— Initial Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Epoch U.S. Small Cap— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$104,868	$112,647	$3,092,397	$4,002,699	$118,862	$65,245
Net realized gain (loss) on investments	936,665	(24,631)	42,341,009	448,909	378,736	933,769
Realized gain distribution received	—	—	11,073,849	—	1,866,214	1,262,284
Change in unrealized appreciation (depreciation) on investments	(2,924,372)	2,934,654	(68,305,837)	56,741,747	(4,885,956)	(196,030)

Net increase (decrease) in net assets resulting from operations	(1,882,839)	3,022,670	(11,798,582)	61,193,355	(2,522,144)	2,065,268

Contributions and (Withdrawals):
Payments received from policyowners	403,459	1,217,973	160,045	181,439	96,463	131,219
Cost of insurance	(115,796)	(208,058)	(1,880,787)	(3,274,273)	(165,056)	(141,987)
Policyowners' surrenders	(554,537)	(187,884)	(2,725)	(129,754)	(4,880)	(25,529)
Net transfers from (to) Fixed Account	(55,982)	(59,030)	(1,013,837)	(446,302)	363,018	(13,894)
Transfers between Investment Divisions	(4,540,371)	2,292,298	(301,274,333)	(8,735,842)	1,799,627	(1,313,089)
Policyowners' death benefits	(10,754)	(31,692)	(2,104,167)	(1,060,808)	(56,557)	—

Net contributions and (withdrawals)	(4,873,981)	3,023,607	(306,115,804)	(13,465,540)	2,032,615	(1,363,280)

Increase (decrease) in net assets	(6,756,820)	6,046,277	(317,914,386)	47,727,815	(489,529)	701,988

NET ASSETS:
Beginning of period	12,613,706	6,567,429	384,909,348	337,181,533	14,007,582	13,305,594

End of period	$5,856,886	$12,613,706	$66,994,962	$384,909,348	$13,518,053	$14,007,582
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Income Builder— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$37,232	$111,338	$367,539	$248,545	$261,700	$295,589
Net realized gain (loss) on investments	(69,427)	(93,337)	(15,244)	(19,256)	36,186	182,696
Realized gain distribution received	5,124	—	—	—	468,142	—
Change in unrealized appreciation (depreciation) on investments	49,145	336,393	(368,284)	(1,580)	(1,312,834)	551,422

Net increase (decrease) in net assets resulting from operations	22,074	354,394	(15,989)	227,709	(546,806)	1,029,707

Contributions and (Withdrawals):
Payments received from policyowners	268,925	372,264	564,064	911,788	—	—
Cost of insurance	(86,768)	(83,720)	(113,646)	(117,715)	(129,737)	(112,481)
Policyowners' surrenders	(164,274)	(140,041)	(514,723)	(529,497)	—	—
Net transfers from (to) Fixed Account	(135,430)	(111,382)	(54,319)	(15,574)	1,311,467	(1,058,988)
Transfers between Investment Divisions	705	239,055	1,659,582	486,417	328,729	371,894
Policyowners' death benefits	—	(2,891)	(86,145)	(57,550)	—	—

Net contributions and (withdrawals)	(116,842)	273,285	1,454,813	677,869	1,510,459	(799,575)

Increase (decrease) in net assets	(94,768)	627,679	1,438,824	905,578	963,653	230,132

NET ASSETS:
Beginning of period	3,113,121	2,485,442	6,087,328	5,181,750	9,120,334	8,890,202

End of period	$3,018,353	$3,113,121	$7,526,152	$6,087,328	$10,083,987	$9,120,334
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP Large Cap Growth— Initial Class
	2018 (a)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,090	$158,483	$161,112	$(280)	$(244)
Net realized gain (loss) on investments	(2,043)	282,912	(33,240)	3,020,709	(396,100)
Realized gain distribution received	—	485,975	392,956	269,349	527,051
Change in unrealized appreciation (depreciation) on investments	(3,318)	(851,505)	1,058,551	(1,984,220)	4,327,047

Net increase (decrease) in net assets resulting from operations	(4,271)	75,865	1,579,379	1,305,558	4,457,754

Contributions and (Withdrawals):
Payments received from policyowners	617	334,852	568,120	344,959	170,038
Cost of insurance	(410)	(186,986)	(208,751)	(53,249)	(196,633)
Policyowners' surrenders	—	(665,481)	(365,993)	(15,975,208)	(1,276,428)
Net transfers from (to) Fixed Account	—	(172,097)	417,784	(93,432)	(1,502,194)
Transfers between Investment Divisions	134,225	(641,148)	(1,039,179)	167,194	(966,387)
Policyowners' death benefits	—	(63,330)	(30,090)	—	(203,052)

Net contributions and (withdrawals)	134,432	(1,394,190)	(658,109)	(15,609,736)	(3,974,656)

Increase (decrease) in net assets	130,161	(1,318,325)	921,270	(14,304,178)	483,098

NET ASSETS:
Beginning of period	—	9,940,260	9,018,990	16,201,017	15,717,919

End of period	$130,161	$8,621,935	$9,940,260	$1,896,839	$16,201,017

(a) For the period November 30,2018 (commencement of Investment Division) through December 31,2018.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay Common Stock— Initial Class		MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Government— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,464,039	$2,395,713	$68,230	$63,650	$18,505	$16,890
Net realized gain (loss) on investments	65,988,331	1,067,981	14,526	(20,626)	(2,271)	(21,419)
Realized gain distribution received	9,635,564	8,703,927	157,108	71,592	—	—
Change in unrealized appreciation (depreciation) on investments	(73,998,408)	30,691,369	(335,738)	304,888	(11,810)	23,088

Net increase (decrease) in net assets resulting from operations	3,089,526	42,858,990	(95,874)	419,504	4,424	18,559

Contributions and (Withdrawals):
Payments received from policyowners	95,143	97,893	148,351	480,134	25,084	41,687
Cost of insurance	(902,084)	(1,926,918)	(73,713)	(67,898)	(22,226)	(17,440)
Policyowners' surrenders	(9,376,646)	(677,904)	(93,952)	(114,261)	(18,033)	(607,881)
Net transfers from (to) Fixed Account	(1,466,945)	(812,791)	41,168	12,604	(19,056)	(8,315)
Transfers between Investment Divisions	(211,976,389)	(10,548,823)	13,373	(146,609)	248,189	5,141
Policyowners' death benefits	(1,239,892)	(661,084)	(14,418)	—	(4,433)	—

Net contributions and (withdrawals)	(224,866,813)	(14,529,627)	20,809	163,970	209,525	(586,808)

Increase (decrease) in net assets	(221,777,287)	28,329,363	(75,065)	583,474	213,949	(568,249)

NET ASSETS:
Beginning of period	222,960,028	194,630,665	4,082,357	3,498,883	500,398	1,068,647

End of period	$1,182,741	$222,960,028	$4,007,292	$4,082,357	$714,347	$500,398
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay Growth— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,435	$513	$2,364,061	$2,519,154	$485,365	$157,466
Net realized gain (loss) on investments	741	18,843	(321,210)	(176,837)	1,514,302	621,087
Realized gain distribution received	14,257	1,376	—	—	934,563	—
Change in unrealized appreciation (depreciation) on investments	(30,977)	51,100	(2,588,166)	412,759	(8,928,391)	11,441,913

Net increase (decrease) in net assets resulting from operations	(14,544)	71,832	(545,315)	2,755,076	(5,994,161)	12,220,466

Contributions and (Withdrawals):
Payments received from policyowners	19,599	117,037	916,766	1,612,608	121,687	1,157,713
Cost of insurance	(15,127)	(11,705)	(608,837)	(645,899)	(1,087,926)	(1,205,122)
Policyowners' surrenders	(6,652)	(157,598)	(2,148,970)	(3,472,999)	(53,127)	(26,896)
Net transfers from (to) Fixed Account	97	(30)	667,940	57,475	1,399,045	276,728
Transfers between Investment Divisions	3,933	(85,346)	(1,289,262)	(493,198)	1,013,673	340,272
Policyowners' death benefits	—	—	(109,791)	(142,286)	(443,292)	(216,335)

Net contributions and (withdrawals)	1,850	(137,642)	(2,572,154)	(3,084,299)	950,060	326,360

Increase (decrease) in net assets	(12,694)	(65,810)	(3,117,469)	(329,223)	(5,044,101)	12,546,826

NET ASSETS:
Beginning of period	218,893	284,703	40,843,379	41,172,602	50,186,710	37,639,884

End of period	$206,199	$218,893	$37,725,910	$40,843,379	$45,142,609	$50,186,710
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay Mid Cap Core— Initial Class		MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay Small Cap Core— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$152,985	$141,459	$5,047,539	$4,318,471	$(204)	$(199)
Net realized gain (loss) on investments	480,058	11,856,785	19,199,670	5,144,296	45,231	81,165
Realized gain distribution received	1,940,769	192,409	7,769,028	5,402,480	777,929	90,887
Change in unrealized appreciation (depreciation) on investments	(4,392,439)	(5,279,084)	(54,674,461)	49,444,649	(1,759,017)	529,231

Net increase (decrease) in net assets resulting from operations	(1,818,627)	6,911,569	(22,658,224)	64,309,896	(936,061)	701,084

Contributions and (Withdrawals):
Payments received from policyowners	337,593	693,044	6,361,087	4,628,059	106,023	181,501
Cost of insurance	(192,429)	(244,049)	(7,039,908)	(7,822,261)	(92,547)	(79,133)
Policyowners' surrenders	(3,827,637)	(2,701,431)	(195,550)	(364,884)	(29,820)	(17,213)
Net transfers from (to) Fixed Account	557,291	(211,568)	3,378,813	1,774,788	(28,392)	(7,667)
Transfers between Investment Divisions	4,520,970	(86,131,307)	4,041,544	95,439,668	(312,218)	732,138
Policyowners' death benefits	(41,489)	(68,088)	(3,237,486)	(1,545,161)	(5,997)	—

Net contributions and (withdrawals)	1,354,299	(88,663,399)	3,308,500	92,110,209	(362,951)	809,626

Increase (decrease) in net assets	(464,328)	(81,751,830)	(19,349,724)	156,420,105	(1,299,012)	1,510,710

NET ASSETS:
Beginning of period	15,430,276	97,182,106	392,986,404	236,566,299	6,240,578	4,729,868

End of period	$14,965,948	$15,430,276	$373,636,680	$392,986,404	$4,941,566	$6,240,578
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Mellon Natural Resources— Initial Class		MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP U.S. Government Money Market— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$256,062	$337,347	$380,908	$254,111
Net realized gain (loss) on investments	98,802	124,175	322,826	166,213	(860)	44
Realized gain distribution received	—	—	1,186,445	753,955	—	—
Change in unrealized appreciation (depreciation) on investments	(681,003)	(226,256)	(2,841,957)	1,101,636	870	(7,501)

Net increase (decrease) in net assets resulting from operations	(582,201)	(102,081)	(1,076,624)	2,359,151	380,918	246,654

Contributions and (Withdrawals):
Payments received from policyowners	151,846	226,792	455,882	989,318	4,095,568	3,982,805
Cost of insurance	(35,831)	(44,889)	(235,833)	(353,244)	(1,018,523)	(2,517,290)
Policyowners' surrenders	(71,000)	(197,584)	(787,969)	(505,887)	(496,291)	(1,516,373)
Net transfers from (to) Fixed Account	(6,270)	(289,538)	(242,831)	(9,009)	(2,402,757)	(9,830,864)
Transfers between Investment Divisions	(175,337)	(327,376)	(4,387,385)	1,058,064	(26,768,612)	(22,119,421)
Policyowners' death benefits	(2,137)	(15,623)	(31,133)	(75,576)	(3,583,308)	(216,420)

Net contributions and (withdrawals)	(138,729)	(648,218)	(5,229,269)	1,103,666	(30,173,923)	(32,217,563)

Increase (decrease) in net assets	(720,930)	(750,299)	(6,305,893)	3,462,817	(29,793,005)	(31,970,909)

NET ASSETS:
Beginning of period	2,207,807	2,958,106	17,215,534	13,752,717	55,763,464	87,734,373

End of period	$1,486,877	$2,207,807	$10,909,641	$17,215,534	$25,970,459	$55,763,464
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	AB VPS International Value Portfolio— Class A		AB VPS Small/Mid Cap Value Portfolio— Class A		Alger SMid Cap Focus Portfolio— Class I-2
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$36	$53	$19,267	$26,637	$—	$—
Net realized gain (loss) on investments	2	2,280	244,165	(52,685)	(328,168)	(333,109)
Realized gain distribution received	—	—	321,424	286,473	117,208	82,995
Change in unrealized appreciation (depreciation) on investments	(613)	(85)	(1,202,489)	441,342	186,473	477,414

Net increase (decrease) in net assets resulting from operations	(575)	2,248	(617,633)	701,767	(24,487)	227,300

Contributions and (Withdrawals):
Payments received from policyowners	—	—	249,941	311,290	119,006	50,878
Cost of insurance	(19)	(149)	(77,328)	(87,313)	(16,920)	(13,807)
Policyowners' surrenders	—	(22,100)	(468,654)	(1,396,661)	(245,158)	(46,636)
Net transfers from (to) Fixed Account	—	—	(51,547)	77,320	6,716	2,361
Transfers between Investment Divisions	—	—	(299,006)	(1,186,580)	56,928	187,523
Policyowners' death benefits	—	—	(1,323)	(61,996)	—	—

Net contributions and (withdrawals)	(19)	(22,249)	(647,917)	(2,343,940)	(79,428)	180,319

Increase (decrease) in net assets	(594)	(20,001)	(1,265,550)	(1,642,173)	(103,915)	407,619

NET ASSETS:
Beginning of period	2,541	22,542	4,787,526	6,429,699	961,312	553,693

End of period	$1,947	$2,541	$3,521,976	$4,787,526	$857,397	$961,312
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	American Century Investments® VP Inflation Protection Fund— Class II		American Century Investments® VP Mid Cap Value Fund— Class II		American Century Investments® VP Value Fund— Class II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$45,095	$93,952	$15,102	$25,833	$81,474	$247,596
Net realized gain (loss) on investments	(14,794)	(1,402)	101,358	203,556	2,316,041	656,205
Realized gain distribution received	—	—	73,751	44,122	357	—
Change in unrealized appreciation (depreciation) on investments	(88,863)	50,049	(319,889)	(2,827)	(2,297,491)	496,270

Net increase (decrease) in net assets resulting from operations	(58,562)	142,599	(129,678)	270,684	100,381	1,400,071

Contributions and (Withdrawals):
Payments received from policyowners	83,361	76,700	35,901	92,995	67,147	669,028
Cost of insurance	(25,681)	(45,616)	(13,288)	(23,095)	(84,535)	(211,143)
Policyowners' surrenders	(2,089,273)	(575,740)	(607,947)	(67,520)	(11,281,338)	(1,209,210)
Net transfers from (to) Fixed Account	(4,828)	(324,863)	(5)	(1,618,650)	(111,147)	(482,400)
Transfers between Investment Divisions	471,420	738,657	18,690	(1,109,079)	(137,333)	(1,527,363)
Policyowners' death benefits	—	(20,192)	(18,863)	(61,690)	(42,791)	(133,958)

Net contributions and (withdrawals)	(1,565,001)	(151,054)	(585,512)	(2,787,039)	(11,589,997)	(2,895,046)

Increase (decrease) in net assets	(1,623,563)	(8,455)	(715,190)	(2,516,355)	(11,489,616)	(1,494,975)

NET ASSETS:
Beginning of period	3,317,217	3,325,672	1,754,234	4,270,589	16,357,429	17,852,404

End of period	$1,693,654	$3,317,217	$1,039,044	$1,754,234	$4,867,813	$16,357,429
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	American Funds IS Asset Allocation Fund— Class 1		American Funds IS Blue Chip Income and Growth Fund— Class 1	American Funds IS Global Bond Fund— Class 1
	2018	2017	2018 (b)	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$70,621	$71,752	$2,539	$1,302	$115
Net realized gain (loss) on investments	24,805	163,765	(5,125)	(146)	(27)
Realized gain distribution received	143,889	173,913	7,075	183	42
Change in unrealized appreciation (depreciation) on investments	(407,683)	197,654	(14,501)	(1,902)	260

Net increase (decrease) in net assets resulting from operations	(168,368)	607,084	(10,012)	(563)	390

Contributions and (Withdrawals):
Payments received from policyowners	805,424	587,781	825	31,370	3,866
Cost of insurance	(102,883)	(91,791)	(1,656)	(1,652)	(388)
Policyowners' surrenders	(135,700)	(1,484,909)	—	—	(241)
Net transfers from (to) Fixed Account	50,995	(181,802)	10,225	(961)	740
Transfers between Investment Divisions	(3,426)	(263,837)	90,284	6,701	12,185
Policyowners' death benefits	—	(4,119)	—	—	—

Net contributions and (withdrawals)	614,410	(1,438,677)	99,678	35,458	16,162

Increase (decrease) in net assets	446,042	(831,593)	89,666	34,895	16,552

NET ASSETS:
Beginning of period	3,135,366	3,966,959	—	21,259	4,707

End of period	$3,581,408	$3,135,366	$89,666	$56,154	$21,259
(b) For the period May 1,2018 (commencement of Investment Division) through December 31,2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	American Funds IS Global Growth Fund— Class 1		American Funds IS Global Small Capitalization Fund— Class 1		American Funds IS Growth Fund— Class 1
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$24,002	$20,126	$4,147	$7,193	$85,507	$66,196
Net realized gain (loss) on investments	17,001	(5,377)	49,250	24,490	520,630	342,017
Realized gain distribution received	178,460	63,240	59,558	—	1,236,070	813,595
Change in unrealized appreciation (depreciation) on investments	(465,701)	502,476	(242,330)	218,163	(1,908,521)	1,040,459

Net increase (decrease) in net assets resulting from operations	(246,238)	580,465	(129,375)	249,846	(66,314)	2,262,267

Contributions and (Withdrawals):
Payments received from policyowners	196,741	173,046	58,222	86,438	260,296	203,062
Cost of insurance	(41,430)	(34,990)	(27,712)	(24,745)	(202,829)	(159,166)
Policyowners' surrenders	(82,215)	(387,762)	(144,445)	(44,655)	(787,792)	(372,467)
Net transfers from (to) Fixed Account	(33,813)	(216,524)	21,399	6,357	(36,892)	(153,870)
Transfers between Investment Divisions	417,602	22,865	(56,109)	66,714	981,246	20,254
Policyowners' death benefits	—	(6,046)	—	(5,464)	(13,744)	(3,485)

Net contributions and (withdrawals)	456,885	(449,411)	(148,645)	84,645	200,285	(465,672)

Increase (decrease) in net assets	210,647	131,054	(278,020)	334,491	133,971	1,796,595

NET ASSETS:
Beginning of period	2,065,896	1,934,842	1,318,481	983,990	10,741,945	8,945,350

End of period	$2,276,543	$2,065,896	$1,040,461	$1,318,481	$10,875,916	$10,741,945
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	American Funds IS Growth-Income Fund— Class 1		American Funds IS International Fund— Class 1		American Funds IS New World Fund®— Class 1
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$29,126	$28,435	$494,576	$545,421	$83,624	$52,750
Net realized gain (loss) on investments	64,017	70,849	4,176,977	1,989,837	210,686	(807)
Realized gain distribution received	120,164	93,078	1,203,784	422,246	204,929	—
Change in unrealized appreciation (depreciation) on investments	(236,393)	133,464	(8,545,486)	7,075,813	(1,670,281)	910,929

Net increase (decrease) in net assets resulting from operations	(23,086)	325,826	(2,670,149)	10,033,317	(1,171,042)	962,872

Contributions and (Withdrawals):
Payments received from policyowners	122,888	116,681	979,992	1,711,786	25,744	3,236
Cost of insurance	(64,592)	(54,282)	(380,389)	(555,691)	(69,875)	(35,850)
Policyowners' surrenders	(51,092)	(195,700)	(9,627,915)	(6,960,133)	(6,631)	(201)
Net transfers from (to) Fixed Account	(6,647)	9,233	(186,875)	(1,158,174)	597,001	30,609
Transfers between Investment Divisions	(180,539)	97,335	(470,548)	(549,735)	2,369,287	1,043,082
Policyowners' death benefits	—	(59,400)	(35,345)	(174,052)	(18,370)	—

Net contributions and (withdrawals)	(179,982)	(86,133)	(9,721,080)	(7,685,999)	2,897,156	1,040,876

Increase (decrease) in net assets	(203,068)	239,693	(12,391,229)	2,347,318	1,726,114	2,003,748

NET ASSETS:
Beginning of period	1,745,826	1,506,133	34,900,701	32,553,383	5,088,871	3,085,123

End of period	$1,542,758	$1,745,826	$22,509,472	$34,900,701	$6,814,985	$5,088,871
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	BlackRock ® Global Allocation V.I. Fund— Class I		BlackRock ® High Yield V.I. Fund— Class I		ClearBridge Variable Appreciation Portfolio— Class I
	2018	2017	2018	2017	2018 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$112,005	$62,538	$11,508	$12,071	$6
Net realized gain (loss) on investments	70,499	1,154	(719)	9,943	—
Realized gain distribution received	436,195	48,961	—	—	16
Change in unrealized appreciation (depreciation) on investments	(1,767,033)	481,375	(16,706)	(3,857)	(55)

Net increase (decrease) in net assets resulting from operations	(1,148,334)	594,028	(5,917)	18,157	(33)

Contributions and (Withdrawals):
Payments received from policyowners	683,636	115,808	65,035	58,804	—
Cost of insurance	(177,219)	(107,905)	(5,100)	(4,351)	(8)
Policyowners' surrenders	(536,148)	(24,578)	(2,894)	(157)	—
Net transfers from (to) Fixed Account	15,038	22,229	(29,034)	7,031	466
Transfers between Investment Divisions	6,982,375	120,331	6,729	7,117	—
Policyowners' death benefits	(33,151)	(10,479)	—	—	—

Net contributions and (withdrawals)	6,934,531	115,406	34,736	68,444	458

Increase (decrease) in net assets	5,786,197	709,434	28,819	86,601	425

NET ASSETS:
Beginning of period	4,967,393	4,257,959	200,402	113,801	—

End of period	$10,753,590	$4,967,393	$229,221	$200,402	$425

(b) For the period May 1,2018 (commencement of Investment Division) through December 31, 2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	ClearBridge Variable Large Cap Growth Portfolio— Class I		Davis Value Portfolio		Delaware VIP® Emerging Markets Series— Standard Class
	2018	2017 (c)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$284	$14	$3,715	$2,962	$63,982	$7,823
Net realized gain (loss) on investments	935	2	4,271	(87,442)	59,379	309,546
Realized gain distribution received	2,680	308	74,722	32,955	6,398	—
Change in unrealized appreciation (depreciation) on investments	(10,370)	307	(138,886)	190,246	(689,116)	174,479

Net increase (decrease) in net assets resulting from operations	(6,471)	631	(56,178)	138,721	(559,357)	491,848

Contributions and (Withdrawals):
Payments received from policyowners	—	—	66,611	67,053	204,398	140,661
Cost of insurance	(1,055)	(52)	(15,952)	(16,357)	(62,038)	(23,628)
Policyowners' surrenders	—	—	(70,030)	(292,134)	(47,808)	(1,004,660)
Net transfers from (to) Fixed Account	39,098	—	7,156	(159,567)	(56,799)	41,746
Transfers between Investment Divisions	50,205	6,230	18,582	(139,905)	2,893,336	828,185
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	88,248	6,178	6,367	(540,910)	2,931,089	(17,696)

Increase (decrease) in net assets	81,777	6,809	(49,811)	(402,189)	2,371,732	474,152

NET ASSETS:
Beginning of period	6,809	—	413,232	815,421	1,819,492	1,345,340

End of period	$88,586	$6,809	$363,421	$413,232	$4,191,224	$1,819,492

(c) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Delaware VIP® International Value Equity Series— Standard Class		Delaware VIP® Small Cap Value Series— Standard Class		DFA VA Global Bond Portfolio
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,228	$23,526	$61,530	$103,815	$236,292	$87,588
Net realized gain (loss) on investments	58,011	130,406	871,483	61,068	(19,616)	(14,849)
Realized gain distribution received	—	—	523,266	417,654	—	2,385
Change in unrealized appreciation (depreciation) on investments	(173,669)	132,476	(2,507,617)	835,950	(127,121)	4,484

Net increase (decrease) in net assets resulting from operations	(93,430)	286,408	(1,051,338)	1,418,487	89,555	79,608

Contributions and (Withdrawals):
Payments received from policyowners	28,480	14,068	146,219	144,212	245,595	293,571
Cost of insurance	(16,205)	(28,692)	(107,861)	(157,268)	(52,546)	(41,531)
Policyowners' surrenders	(251,917)	(26,899)	(4,985,419)	(592,423)	—	(7,045)
Net transfers from (to) Fixed Account	(9,807)	(3,595)	(104,892)	(385,371)	(1,570)	2,579
Transfers between Investment Divisions	(295,543)	(725,071)	258,186	(73,185)	(116,524)	1,535,543
Policyowners' death benefits	(198)	—	(8,719)	(92,031)	—	—

Net contributions and (withdrawals)	(545,190)	(770,189)	(4,802,486)	(1,156,066)	74,955	1,783,117

Increase (decrease) in net assets	(638,620)	(483,781)	(5,853,824)	262,421	164,510	1,862,725

NET ASSETS:
Beginning of period	830,080	1,313,861	12,150,130	11,887,709	5,010,666	3,147,941

End of period	$191,460	$830,080	$6,296,306	$12,150,130	$5,175,176	$5,010,666
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio		DFA VA U.S. Large Value Portfolio
	2017 (c)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$58,023	$121,566	$191,766	$71,118
Net realized gain (loss) on investments	4,391	44,119	386,150	16,561	370,606
Realized gain distribution received	—	151,794	132,288	188,705	155,111
Change in unrealized appreciation (depreciation) on investments	—	(988,977)	528,186	(1,510,940)	27,081

Net increase (decrease) in net assets resulting from operations	4,391	(735,041)	1,168,190	(1,113,908)	623,916

Contributions and (Withdrawals):
Payments received from policyowners	84,499	317,855	234,427	485,720	327,785
Cost of insurance	(397)	(45,845)	(34,876)	(92,541)	(45,723)
Policyowners' surrenders	—	(31,828)	(1,663,139)	(96,143)	(16,453)
Net transfers from (to) Fixed Account	—	2,887	(13,670)	(40,867)	87,887
Transfers between Investment Divisions	(88,493)	(55,210)	188,782	4,374,822	553,037
Policyowners' death benefits	—	—	—	(3,204)	—

Net contributions and (withdrawals)	(4,391)	187,859	(1,288,476)	4,627,787	906,533

Increase (decrease) in net assets	—	(547,182)	(120,286)	3,513,879	1,530,449

NET ASSETS:
Beginning of period	—	3,544,083	3,664,369	4,058,015	2,527,566

End of period	$—	$2,996,901	$3,544,083	$7,571,894	$4,058,015

(c) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	DFA VA U.S. Targeted Value Portfolio		DFA VIT Inflation- Protected Securities Portfolio		Dreyfus IP Technology Growth Portfolio— Initial Shares
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$27,547	$42,342	$154,532	$248,951	$—	$—
Net realized gain (loss) on investments	393,854	67,073	(164,238)	7,417	237,685	193,304
Realized gain distribution received	160,372	251,262	—	—	357,746	201,650
Change in unrealized appreciation (depreciation) on investments	(931,665)	940	(163,403)	(23,464)	(686,090)	1,251,191

Net increase (decrease) in net assets resulting from operations	(349,892)	361,617	(173,109)	232,904	(90,659)	1,646,145

Contributions and (Withdrawals):
Payments received from policyowners	102,038	100,839	318,184	227,815	205,421	151,322
Cost of insurance	(39,864)	(38,167)	(101,798)	(79,952)	(108,499)	(73,277)
Policyowners' surrenders	(1,302,657)	(1,251,844)	(431,148)	(230,557)	(360,889)	(105,922)
Net transfers from (to) Fixed Account	(1,080)	(97,704)	15,482	(185,986)	3,715	(59,686)
Transfers between Investment Divisions	(960,380)	2,440,397	(2,419,013)	4,761,010	334,314	1,667,929
Policyowners' death benefits	(6,887)	(20,430)	(8,579)	—	—	(3,522)

Net contributions and (withdrawals)	(2,208,830)	1,133,091	(2,626,872)	4,492,330	74,062	1,576,844

Increase (decrease) in net assets	(2,558,722)	1,494,708	(2,799,981)	4,725,234	(16,597)	3,222,989

NET ASSETS:
Beginning of period	4,907,333	3,412,625	9,911,099	5,185,865	6,743,754	3,520,765

End of period	$2,348,611	$4,907,333	$7,111,118	$9,911,099	$6,727,157	$6,743,754
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares		DWS Alternative Asset Allocation VIP— Class A		DWS Global Small Cap VIP— Class A
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$454	$393	$496	$—
Net realized gain (loss) on investments	1,413	1,141	694	80	2,225	(362)
Realized gain distribution received	1,877	152	—	—	23,367	25,089
Change in unrealized appreciation (depreciation) on investments	(5,331)	1,718	(3,650)	936	(63,228)	21,678

Net increase (decrease) in net assets resulting from operations	(2,041)	3,011	(2,502)	1,409	(37,140)	46,405

Contributions and (Withdrawals):
Payments received from policyowners	—	—	4,158	4,500	19,243	49,616
Cost of insurance	(994)	(941)	(1,293)	(916)	(4,207)	(4,678)
Policyowners' surrenders	(2,738)	(3,358)	(270)	—	(74,513)	(12,522)
Net transfers from (to) Fixed Account	—	—	233	13	919	116
Transfers between Investment Divisions	—	—	6,715	7,821	(2,106)	(86,111)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(3,732)	(4,299)	9,543	11,418	(60,664)	(53,579)

Increase (decrease) in net assets	(5,773)	(1,288)	7,041	12,827	(97,804)	(7,174)

NET ASSETS:
Beginning of period	14,287	15,575	26,540	13,713	235,511	242,685

End of period	$8,514	$14,287	$33,581	$26,540	$137,707	$235,511

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	DWS Small Cap Index VIP— Class A		DWS Small Mid Cap Value VIP— Class A		Fidelity ® VIP ContrafundSM Portfolio— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$444,153	$457,063	$21,570	$7,096	$97,902	$238,526
Net realized gain (loss) on investments	1,199,439	680,949	(27,017)	(9,407)	531,849	770,126
Realized gain distribution received	3,152,460	1,769,820	278,603	21,077	1,380,657	1,341,084
Change in unrealized appreciation (depreciation) on investments	(9,559,936)	3,413,864	(435,213)	78,398	(2,782,946)	2,803,669

Net increase (decrease) in net assets resulting from operations	(4,763,884)	6,321,696	(162,057)	97,164	(772,538)	5,153,405

Contributions and (Withdrawals):
Payments received from policyowners	1,786,175	2,654,894	36,703	53,478	520,973	850,207
Cost of insurance	(577,464)	(590,829)	(20,401)	(18,165)	(295,517)	(371,837)
Policyowners' surrenders	(922,759)	(5,110,484)	(5,048)	(8,074)	(1,238,999)	(6,213,081)
Net transfers from (to) Fixed Account	336,014	(285,650)	(7,354)	(6,277)	(269,152)	(82,560)
Transfers between Investment Divisions	(1,005,504)	(579,508)	(387,240)	324,589	(1,405,047)	(7,164,958)
Policyowners' death benefits	(29,292)	(39,789)	(3,435)	—	(75,135)	(5,818)

Net contributions and (withdrawals)	(412,830)	(3,951,366)	(386,775)	345,551	(2,762,877)	(12,988,047)

Increase (decrease) in net assets	(5,176,714)	2,370,330	(548,832)	442,715	(3,535,415)	(7,834,642)

NET ASSETS:
Beginning of period	44,215,836	41,845,506	1,502,786	1,060,071	16,160,445	23,995,087

End of period	$39,039,122	$44,215,836	$953,954	$1,502,786	$12,625,030	$16,160,445
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Emerging Markets Portfolio— Initial Class	Fidelity ® VIP Equity-IncomeSM Portfolio— Initial Class		Fidelity ® VIP Freedom 2010 Portfolio— Initial Class
	2018 (b)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$469	$25,931	$36,988	$29,894	$33,678
Net realized gain (loss) on investments	(23)	254,370	13,123	31,426	3,967
Realized gain distribution received	—	86,482	40,112	53,583	45,504
Change in unrealized appreciation (depreciation) on investments	(9,871)	(430,543)	149,560	(178,076)	193,286

Net increase (decrease) in net assets resulting from operations	(9,425)	(63,760)	239,783	(63,173)	276,435

Contributions and (Withdrawals):
Payments received from policyowners	57,958	115,158	115,305	71,657	98,358
Cost of insurance	(258)	(40,163)	(51,135)	(44,992)	(49,878)
Policyowners' surrenders	—	(611,533)	(156,309)	(19,234)	(23,478)
Net transfers from (to) Fixed Account	994	(5,428)	350,680	7,278	8,821
Transfers between Investment Divisions	16,111	(722,789)	(3,667)	188,704	(430,775)
Policyowners' death benefits	—	(1,536)	—	(10,281)	—

Net contributions and (withdrawals)	74,805	(1,266,291)	254,874	193,132	(396,952)

Increase (decrease) in net assets	65,380	(1,330,051)	494,657	129,959	(120,517)

NET ASSETS:
Beginning of period	—	2,279,841	1,785,184	2,252,343	2,372,860

End of period	$65,380	$949,790	$2,279,841	$2,382,302	$2,252,343
(b) For the period May 1,2018 (commencement of Investment Division) through December 31,2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Freedom 2020 Portfolio— Initial Class		Fidelity ® VIP Freedom 2030 Portfolio— Initial Class		Fidelity ® VIP Freedom 2040 Portfolio— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$203,051	$204,966	$134,114	$114,217	$61,201	$49,053
Net realized gain (loss) on investments	202,443	81,906	102,376	147,692	184,130	104,003
Realized gain distribution received	409,629	320,252	228,577	288,530	94,307	128,971
Change in unrealized appreciation (depreciation) on investments	(1,576,108)	1,250,287	(1,239,188)	1,035,547	(853,049)	581,403

Net increase (decrease) in net assets resulting from operations	(760,985)	1,857,411	(774,121)	1,585,986	(513,411)	863,430

Contributions and (Withdrawals):
Payments received from policyowners	454,041	566,201	1,037,008	1,206,169	1,009,688	1,025,821
Cost of insurance	(272,472)	(251,025)	(224,339)	(195,102)	(129,843)	(103,141)
Policyowners' surrenders	(87,433)	(533,119)	(140,426)	(314,359)	(185,494)	(250,147)
Net transfers from (to) Fixed Account	(109,421)	210,439	(103,580)	41,003	83,527	324,797
Transfers between Investment Divisions	(859,385)	1,870,905	540,190	(688,177)	256,883	(1,237,489)
Policyowners' death benefits	(33,758)	(116,711)	(15,680)	(14,437)	(7,458)	(10,424)

Net contributions and (withdrawals)	(908,428)	1,746,690	1,093,173	35,097	1,027,303	(250,583)

Increase (decrease) in net assets	(1,669,413)	3,604,101	319,052	1,621,083	513,892	612,847

NET ASSETS:
Beginning of period	14,067,947	10,463,846	8,675,409	7,054,326	4,384,737	3,771,890

End of period	$12,398,534	$14,067,947	$8,994,461	$8,675,409	$4,898,629	$4,384,737
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Freedom 2050 Portfolio— Initial Class		Fidelity ® VIP Government Money Market Portfolio— Initial Class		Fidelity ® VIP Growth Portfolio— Initial Class
	2018	2017 (c)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$205	$—	$5,127,395	$246,808	$6,493	$4,578
Net realized gain (loss) on investments	(1,913)	6,413	—	—	292,199	51,156
Realized gain distribution received	67	—	—	—	305,114	138,779
Change in unrealized appreciation (depreciation) on investments	(2,363)	—	—	—	(571,468)	434,491

Net increase (decrease) in net assets resulting from operations	(4,004)	6,413	5,127,395	246,808	32,338	629,004

Contributions and (Withdrawals):
Payments received from policyowners	43,526	349	7,691,022	8,518,798	154,045	140,208
Cost of insurance	(1,394)	(1,559)	(3,794,374)	(761,788)	(54,844)	(46,240)
Policyowners' surrenders	—	—	(3,849,437)	(7,944,405)	(468,324)	(17,826)
Net transfers from (to) Fixed Account	3,225	—	646,162	(459,343)	9,559	14,708
Transfers between Investment Divisions	(24,804)	(5,203)	496,242,192	(6,086,995)	104,456	293,690
Policyowners' death benefits	—	—	(928,513)	(13,688)	—	—

Net contributions and (withdrawals)	20,553	(6,413)	496,007,052	(6,747,421)	(255,108)	384,540

Increase (decrease) in net assets	16,549	—	501,134,447	(6,500,613)	(222,770)	1,013,544

NET ASSETS:
Beginning of period	—	—	33,089,790	39,590,403	2,550,734	1,537,190

End of period	$16,549	$—	$534,224,237	$33,089,790	$2,327,964	$2,550,734
(c) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Index 500 Portfolio— Initial Class		Fidelity ® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity ® VIP Mid Cap Portfolio— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,141,395	$3,059,878	$468,294	$625,515	$87,754	$91,856
Net realized gain (loss) on investments	9,543,100	16,965,366	(206,196)	(109,576)	49,063	246,079
Realized gain distribution received	769,502	516,930	114,638	119,623	1,188,009	705,063
Change in unrealized appreciation (depreciation) on investments	(20,391,698)	11,520,303	(531,432)	404,983	(3,338,149)	1,822,303

Net increase (decrease) in net assets resulting from operations	(6,937,701)	32,062,477	(154,696)	1,040,545	(2,013,323)	2,865,301

Contributions and (Withdrawals):
Payments received from policyowners	7,461,109	8,822,618	646,346	708,952	335,131	985,846
Cost of insurance	(2,414,867)	(2,209,766)	(360,226)	(452,693)	(245,690)	(258,651)
Policyowners' surrenders	(13,606,995)	(23,560,051)	(7,811,862)	(4,569,423)	(435,078)	(864,110)
Net transfers from (to) Fixed Account	172,326	725,515	(22,876)	62,481	(167,923)	17,813
Transfers between Investment Divisions	5,921,519	(480,603)	2,295,879	1,342,283	346,217	(3,781,624)
Policyowners' death benefits	(172,385)	(378,680)	(89,968)	(180,477)	(56,602)	—

Net contributions and (withdrawals)	(2,639,293)	(17,080,967)	(5,342,707)	(3,088,877)	(223,945)	(3,900,726)

Increase (decrease) in net assets	(9,576,994)	14,981,510	(5,497,403)	(2,048,332)	(2,237,268)	(1,035,425)

NET ASSETS:
Beginning of period	164,442,955	149,461,445	24,042,954	26,091,286	14,062,042	15,097,467

End of period	$154,865,961	$164,442,955	$18,545,551	$24,042,954	$11,824,774	$14,062,042
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Overseas Portfolio— Initial Class		Fidelity ® VIP Real Estate Portfolio— Initial Class		Fidelity ® VIP Strategic Income Portfolio— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$163,417	$179,197	$364,948	$220,099	$3,905	$2,545
Net realized gain (loss) on investments	1,163,039	221,686	(150,838)	(43,669)	65	96
Realized gain distribution received	—	11,720	609,219	177,908	179	412
Change in unrealized appreciation (depreciation) on investments	(2,701,947)	2,639,829	(1,415,948)	(169,147)	(6,544)	1,001

Net increase (decrease) in net assets resulting from operations	(1,375,491)	3,052,432	(592,619)	185,191	(2,395)	4,054

Contributions and (Withdrawals):
Payments received from policyowners	580,440	1,106,358	148,008	118,869	28,526	10,307
Cost of insurance	(185,059)	(290,669)	(127,470)	(91,293)	(2,367)	(1,885)
Policyowners' surrenders	(585,427)	(127,664)	(1,077,974)	(1,570,962)	(15,156)	—
Net transfers from (to) Fixed Account	(14,474)	73,375	154,831	(3,871)	—	21,400
Transfers between Investment Divisions	(2,936,058)	(85,672)	1,578,585	10,894,962	9,103	19,717
Policyowners' death benefits	(6,577)	(46,635)	(59,706)	(4,276)	—	—

Net contributions and (withdrawals)	(3,147,155)	629,093	616,274	9,343,429	20,106	49,539

Increase (decrease) in net assets	(4,522,646)	3,681,525	23,655	9,528,620	17,711	53,593

NET ASSETS:
Beginning of period	13,514,495	9,832,970	12,570,495	3,041,875	83,841	30,248

End of period	$8,991,849	$13,514,495	$12,594,150	$12,570,495	$101,552	$83,841
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Value Portfolio— Initial Class		Fidelity ® VIP Value Strategies Portfolio— Service Class 2		Invesco V.I. American Value Fund— Series I Shares
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,639	$4,357	$2,294	$4,015	$17,013	$38,838
Net realized gain (loss) on investments	(160)	(42)	(7,942)	10,911	91,542	(65,897)
Realized gain distribution received	22,311	9,978	13,814	112,733	486,870	55,594
Change in unrealized appreciation (depreciation) on investments	(85,639)	17,190	(68,528)	(65,745)	(955,844)	369,453

Net increase (decrease) in net assets resulting from operations	(58,849)	31,483	(60,362)	61,914	(360,419)	397,988

Contributions and (Withdrawals):
Payments received from policyowners	28,319	4,619	19,710	14,715	135,954	204,861
Cost of insurance	(8,231)	(4,140)	(7,734)	(7,822)	(65,811)	(81,460)
Policyowners' surrenders	(579)	—	(10,910)	(158,562)	(463,549)	(159,612)
Net transfers from (to) Fixed Account	3,530	3,519	(33,112)	(4,400)	(32,660)	(54,906)
Transfers between Investment Divisions	26,026	193,224	79,230	(99,859)	(367,735)	(1,931,372)
Policyowners' death benefits	—	—	(1,147)	—	—	—

Net contributions and (withdrawals)	49,065	197,222	46,037	(255,928)	(793,801)	(2,022,489)

Increase (decrease) in net assets	(9,784)	228,705	(14,325)	(194,014)	(1,154,220)	(1,624,501)

NET ASSETS:
Beginning of period	377,441	148,736	301,927	495,941	3,707,296	5,331,797

End of period	$367,657	$377,441	$287,602	$301,927	$2,553,076	$3,707,296
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares		Invesco V.I. Mid Cap Core Equity Fund— Series I Shares
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$126,959	$113,196	$297,722	$244,605	$4,445	$4,558
Net realized gain (loss) on investments	(3,497)	47,562	352,751	266,209	(3,735)	(11,174)
Realized gain distribution received	39,841	57,628	100,826	—	123,022	17,651
Change in unrealized appreciation (depreciation) on investments	(377,775)	206,061	(3,029,931)	2,826,912	(222,150)	108,271

Net increase (decrease) in net assets resulting from operations	(214,472)	424,447	(2,278,632)	3,337,726	(98,418)	119,306

Contributions and (Withdrawals):
Payments received from policyowners	130,179	177,341	478,776	499,743	—	2
Cost of insurance	(54,037)	(56,595)	(255,095)	(278,415)	(18,931)	(19,822)
Policyowners' surrenders	(153,416)	(471,388)	(776,078)	(575,279)	(2,068)	(6,928)
Net transfers from (to) Fixed Account	(32,234)	24,295	(58,871)	52,082	—	(12,234)
Transfers between Investment Divisions	(70,838)	154,030	(2,132,541)	56,244	—	(9,704)
Policyowners' death benefits	(10,745)	(5,086)	(43,027)	(55,137)	—	(8,994)

Net contributions and (withdrawals)	(191,091)	(177,403)	(2,786,836)	(300,762)	(20,999)	(57,680)

Increase (decrease) in net assets	(405,563)	247,044	(5,065,468)	3,036,964	(119,417)	61,626

NET ASSETS:
Beginning of period	3,584,806	3,337,762	17,229,960	14,192,996	886,705	825,079

End of period	$3,179,243	$3,584,806	$12,164,492	$17,229,960	$767,288	$886,705
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Flexible Bond Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$26,330	$29,326	$67,817	$133,213	$—	$—
Net realized gain (loss) on investments	507,380	324,113	(12,749)	(46,729)	(32,915)	11,589
Realized gain distribution received	513,825	725,437	—	—	623,754	179,138
Change in unrealized appreciation (depreciation) on investments	(1,033,377)	1,658,420	(80,884)	80,134	(543,734)	671,573

Net increase (decrease) in net assets resulting from operations	14,158	2,737,296	(25,816)	166,618	47,105	862,300

Contributions and (Withdrawals):
Payments received from policyowners	381,389	335,749	95,346	120,873	159,267	176,953
Cost of insurance	(147,189)	(146,106)	(29,513)	(43,102)	(92,965)	(74,836)
Policyowners' surrenders	(686,031)	(963,868)	(14,659)	(2,067,504)	(35,685)	(71,163)
Net transfers from (to) Fixed Account	1,931	7,832	(31,432)	4,782	(108,774)	(50,377)
Transfers between Investment Divisions	(372,446)	(1,559,207)	(211,240)	(572,186)	118,106	518,199
Policyowners' death benefits	(472)	(15,428)	—	(24,486)	(12,835)	—

Net contributions and (withdrawals)	(822,818)	(2,341,028)	(191,498)	(2,581,623)	27,114	498,776

Increase (decrease) in net assets	(808,660)	396,268	(217,314)	(2,415,005)	74,219	1,361,076

NET ASSETS:
Beginning of period	10,627,894	10,231,626	2,383,757	4,798,762	4,043,108	2,682,032

End of period	$9,819,234	$10,627,894	$2,166,443	$2,383,757	$4,117,327	$4,043,108
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Janus Henderson Global Research Portfolio— Institutional Shares		Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund Developing Growth Portfolio— Class VC
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,487	$4,438	$28,409	$62,763	$—	$—
Net realized gain (loss) on investments	22,375	42,762	(214,682)	(30,665)	47,778	11,711
Realized gain distribution received	—	—	93,672	556,229	22,062	—
Change in unrealized appreciation (depreciation) on investments	(69,276)	96,938	(154,614)	(108,199)	(69,384)	42,678

Net increase (decrease) in net assets resulting from operations	(40,414)	144,138	(247,215)	480,128	456	54,389

Contributions and (Withdrawals):
Payments received from policyowners	43,923	51,599	72,414	125,476	21,992	14,217
Cost of insurance	(26,767)	(31,042)	(39,905)	(45,460)	(3,990)	(3,789)
Policyowners' surrenders	(10,945)	(126,761)	(20,284)	(15,573)	—	(16,870)
Net transfers from (to) Fixed Account	368	(1,977)	(33,115)	(6,251)	626	—
Transfers between Investment Divisions	(24,129)	(16,434)	(650,858)	(30,899)	(75,424)	(21,567)
Policyowners' death benefits	—	(2,535)	(33,138)	(73,497)	—	—

Net contributions and (withdrawals)	(17,550)	(127,150)	(704,886)	(46,204)	(56,796)	(28,009)

Increase (decrease) in net assets	(57,964)	16,988	(952,101)	433,924	(56,340)	26,380

NET ASSETS:
Beginning of period	616,385	599,397	2,578,194	2,144,270	204,197	177,817

End of period	$558,421	$616,385	$1,626,093	$2,578,194	$147,857	$204,197
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Mondrian International Value Fund— Standard Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$16,120	$10,667	$(338)	$(287)	$744	$645
Net realized gain (loss) on investments	(71,274)	25,865	638,931	75,775	26	16
Realized gain distribution received	77,445	171,903	443,977	508,557	294	34
Change in unrealized appreciation (depreciation) on investments	(391,799)	(105,461)	(1,296,845)	2,295,037	(3,778)	2,588

Net increase (decrease) in net assets resulting from operations	(369,508)	102,974	(214,275)	2,879,082	(2,714)	3,283

Contributions and (Withdrawals):
Payments received from policyowners	79,143	105,135	213,284	528,664	2,365	2,325
Cost of insurance	(37,898)	(31,440)	(174,506)	(213,946)	(268)	(216)
Policyowners' surrenders	(17,076)	(126,030)	(871,636)	(1,137,171)	—	—
Net transfers from (to) Fixed Account	(3,653)	(2,957)	(7,069)	(55,013)	—	—
Transfers between Investment Divisions	(353,424)	1,093,698	(3,096,889)	(484,545)	1,487	—
Policyowners' death benefits	(10,911)	(1,585)	(16,518)	(74,592)	—	—

Net contributions and (withdrawals)	(343,819)	1,036,821	(3,953,334)	(1,436,603)	3,584	2,109

Increase (decrease) in net assets	(713,327)	1,139,795	(4,167,609)	1,442,479	870	5,392

NET ASSETS:
Beginning of period	2,588,456	1,448,661	12,743,471	11,300,992	20,259	14,867

End of period	$1,875,129	$2,588,456	$8,575,862	$12,743,471	$21,129	$20,259
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	LVIP SSgA Bond Index Fund— Standard Class		LVIP SSgA Developed International 150 Fund— Standard Class		LVIP SSgA Emerging Markets 100 Fund— Standard Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$718,739	$633,112	$174,125	$195,999	$211,286	$192,448
Net realized gain (loss) on investments	(117,722)	(148,775)	(14,226)	4,611	312,455	21,603
Realized gain distribution received	—	—	115,157	—	—	—
Change in unrealized appreciation (depreciation) on investments	(611,817)	283,532	(1,069,496)	595,509	(996,334)	1,212,258

Net increase (decrease) in net assets resulting from operations	(10,800)	767,869	(794,440)	796,119	(472,593)	1,426,309

Contributions and (Withdrawals):
Payments received from policyowners	1,170,804	1,362,310	68,749	916,143	218,322	268,149
Cost of insurance	(281,904)	(258,411)	(68,304)	(53,571)	(61,498)	(79,494)
Policyowners' surrenders	(209,655)	(4,736,864)	(5,438)	(243,625)	(2,420,708)	(511,880)
Net transfers from (to) Fixed Account	14,121	5,696	20,243	14,869	(43,580)	(408,194)
Transfers between Investment Divisions	3,708,598	3,949,068	363,567	390,303	(85,398)	501,858
Policyowners' death benefits	(31,129)	(71,118)	—	(26,507)	—	(67,277)

Net contributions and (withdrawals)	4,370,835	250,681	378,817	997,612	(2,392,862)	(296,838)

Increase (decrease) in net assets	4,360,035	1,018,550	(415,623)	1,793,731	(2,865,455)	1,129,471

NET ASSETS:
Beginning of period	21,597,126	20,578,576	4,730,614	2,936,883	7,200,865	6,071,394

End of period	$25,957,161	$21,597,126	$4,314,991	$4,730,614	$4,335,410	$7,200,865
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	LVIP SSgA International Index Fund— Standard Class		MFS ® Global Real Estate Portfolio— Initial Class		MFS ® Global Tactical Allocation Portfolio— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$683,629	$750,301	$2,070	$1,036	$19,365	$141,310
Net realized gain (loss) on investments	272,407	748,629	(428)	1	5,799	(77,183)
Realized gain distribution received	—	—	784	1,470	107,789	10,708
Change in unrealized appreciation (depreciation) on investments	(4,832,482)	4,376,267	(3,122)	197	(243,393)	381,437

Net increase (decrease) in net assets resulting from operations	(3,876,446)	5,875,197	(696)	2,704	(110,440)	456,272

Contributions and (Withdrawals):
Payments received from policyowners	1,234,818	1,288,420	2,302	2,806	21,739	599,454
Cost of insurance	(257,116)	(209,483)	(1,742)	(945)	(43,083)	(42,240)
Policyowners' surrenders	(310,959)	(8,254,439)	(1,221)	—	(38,960)	(2,673,785)
Net transfers from (to) Fixed Account	341,151	14,123	19,360	—	(27,389)	(92,955)
Transfers between Investment Divisions	3,345,489	2,838,032	(825)	11,181	6,271	(13,467)
Policyowners' death benefits	(9,255)	(2,768)	—	—	—	—

Net contributions and (withdrawals)	4,344,128	(4,326,115)	17,874	13,042	(81,422)	(2,222,993)

Increase (decrease) in net assets	467,682	1,549,082	17,178	15,746	(191,862)	(1,766,721)

NET ASSETS:
Beginning of period	22,579,922	21,030,840	27,306	11,560	2,508,185	4,274,906

End of period	$23,047,604	$22,579,922	$44,484	$27,306	$2,316,323	$2,508,185
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MFS ® International Value Portfolio— Initial Class		MFS ® Investors Trust Series— Initial Class		MFS ® Mid Cap Value Portfolio— Initial Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$215,410	$295,716	$352	$398	$10,498	$10,023
Net realized gain (loss) on investments	2,098,070	877,005	804	612	(10,309)	67,598
Realized gain distribution received	216,911	18,769	4,042	3,257	75,503	24,342
Change in unrealized appreciation (depreciation) on investments	(4,393,172)	3,753,012	(10,216)	12,763	(205,523)	6,685

Net increase (decrease) in net assets resulting from operations	(1,862,781)	4,944,502	(5,018)	17,030	(129,831)	108,648

Contributions and (Withdrawals):
Payments received from policyowners	856,638	939,827	—	—	7,627	4,597
Cost of insurance	(316,215)	(281,630)	(1,714)	(1,477)	(16,871)	(12,025)
Policyowners' surrenders	(3,490,976)	(2,931,900)	—	—	(2,158)	(20,870)
Net transfers from (to) Fixed Account	53,658	(746,215)	—	—	(39,464)	12,207
Transfers between Investment Divisions	1,947,080	2,294,239	—	—	81,003	340,243
Policyowners' death benefits	(35,778)	(72,615)	—	—	—	—

Net contributions and (withdrawals)	(985,593)	(798,294)	(1,714)	(1,477)	30,137	324,152

Increase (decrease) in net assets	(2,848,374)	4,146,208	(6,732)	15,553	(99,694)	432,800

NET ASSETS:
Beginning of period	22,606,320	18,460,112	90,149	74,596	1,039,278	606,478

End of period	$19,757,946	$22,606,320	$83,417	$90,149	$939,584	$1,039,278
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MFS ® New Discovery Series— Initial Class		MFS ® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$837,352	$634,664	$223,974	$345,546
Net realized gain (loss) on investments	529	390	135,345	677,270	(107,692)	(19,380)
Realized gain distribution received	658	112	3,645,615	1,298,706	—	—
Change in unrealized appreciation (depreciation) on investments	(1,220)	945	(10,033,650)	2,778,177	(423,674)	226,868

Net increase (decrease) in net assets resulting from operations	(33)	1,447	(5,415,338)	5,388,817	(307,392)	553,034

Contributions and (Withdrawals):
Payments received from policyowners	—	—	1,715,590	791,368	269,410	671,774
Cost of insurance	(534)	(472)	(624,654)	(414,342)	(49,536)	(129,808)
Policyowners' surrenders	(1,501)	(1,763)	(668,463)	(5,996,652)	(322,088)	(317,085)
Net transfers from (to) Fixed Account	—	—	1,287,842	(320,536)	(23,874)	(40,491)
Transfers between Investment Divisions	—	—	14,467,346	10,225,617	(562,230)	9,404
Policyowners' death benefits	—	—	(82,027)	(143,718)	(4,078)	(98,096)

Net contributions and (withdrawals)	(2,035)	(2,235)	16,095,634	4,141,737	(692,396)	95,698

Increase (decrease) in net assets	(2,068)	(788)	10,680,296	9,530,554	(999,788)	648,732

NET ASSETS:
Beginning of period	6,410	7,198	39,037,747	29,507,193	6,146,759	5,498,027

End of period	$4,342	$6,410	$49,718,043	$39,037,747	$5,146,971	$6,146,759
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Morgan Stanley VIF Global Infrastructure Portfolio— Class I		Morgan Stanley VIF U.S. Real Estate Portfolio— Class I		Neuberger Berman AMT Large Cap Value Portfolio— Class I
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,362	$770	$142,253	$70,694	$4,754	$3,369
Net realized gain (loss) on investments	(423)	(516)	12,655	2,044,205	47,094	27,790
Realized gain distribution received	10,436	1,547	—	—	42,303	15,764
Change in unrealized appreciation (depreciation) on investments	(40,752)	2,212	(533,149)	(1,771,426)	(100,726)	35,581

Net increase (decrease) in net assets resulting from operations	(22,377)	4,013	(378,241)	343,473	(6,575)	82,504

Contributions and (Withdrawals):
Payments received from policyowners	2,169	2,551	431,668	604,991	38,259	99,173
Cost of insurance	(3,678)	(1,228)	(52,961)	(137,699)	(7,220)	(15,261)
Policyowners' surrenders	—	—	(322,963)	(543,524)	(228,568)	(271,067)
Net transfers from (to) Fixed Account	709	149	(4,859)	(26,370)	411	(184)
Transfers between Investment Divisions	(7)	267,399	159,711	(11,226,570)	(32,119)	(11,659)
Policyowners' death benefits	—	—	(6,767)	(19,785)	—	—

Net contributions and (withdrawals)	(807)	268,871	203,829	(11,348,957)	(229,237)	(198,998)

Increase (decrease) in net assets	(23,184)	272,884	(174,412)	(11,005,484)	(235,812)	(116,494)

NET ASSETS:
Beginning of period	284,354	11,470	4,926,636	15,932,120	619,109	735,603

End of period	$261,170	$284,354	$4,752,224	$4,926,636	$383,297	$619,109
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I		Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares		Oppenheimer Total Return Bond Fund/VA— Non-Service Shares
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$747	$649	$958	$314	$34	$26
Net realized gain (loss) on investments	1,578	237	4,691	11,946	(3)	(1)
Realized gain distribution received	5,173	—	22,522	11,942	—	—
Change in unrealized appreciation (depreciation) on investments	(20,740)	5,759	(45,565)	39,174	(42)	24

Net increase (decrease) in net assets resulting from operations	(13,242)	6,645	(17,394)	63,376	(11)	49

Contributions and (Withdrawals):
Payments received from policyowners	8,435	2,147	38,459	44,685	—	—
Cost of insurance	(1,663)	(595)	(5,993)	(5,453)	(82)	(82)
Policyowners' surrenders	(18,652)	(764)	(12,614)	(73,190)	—	—
Net transfers from (to) Fixed Account	(23,136)	4,268	(8,956)	(33,530)	—	—
Transfers between Investment Divisions	37,817	71,363	(2,900)	(23,086)	—	—
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	2,801	76,419	7,996	(90,574)	(82)	(82)

Increase (decrease) in net assets	(10,441)	83,064	(9,398)	(27,198)	(93)	(33)

NET ASSETS:
Beginning of period	85,929	2,865	280,128	307,326	1,076	1,109

End of period	$75,488	$85,929	$270,730	$280,128	$983	$1,076
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class		PIMCO VIT High Yield Portfolio— Administrative Class
	2018	2017 (c)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$81,953	$628	$434,977	$226,064	$137,862	$144,259
Net realized gain (loss) on investments	(10,214)	1	121,903	(60,249)	(46,491)	(42,860)
Realized gain distribution received	—	—	18,323	—	—	—
Change in unrealized appreciation (depreciation) on investments	(170,052)	110	(768,402)	785,229	(145,799)	85,409

Net increase (decrease) in net assets resulting from operations	(98,313)	739	(193,199)	951,044	(54,428)	186,808

Contributions and (Withdrawals):
Payments received from policyowners	151,796	2,141	489,074	1,278,779	182,484	317,077
Cost of insurance	(13,795)	(200)	(99,532)	(255,771)	(28,127)	(63,229)
Policyowners' surrenders	(160,567)	—	(1,785,584)	(717,845)	(118,212)	(119,880)
Net transfers from (to) Fixed Account	45	3,001	(36,183)	(172,287)	637	(68,817)
Transfers between Investment Divisions	2,081,049	17,351	(3,640,352)	(24,404)	(277,307)	(240,507)
Policyowners' death benefits	(3,959)	—	(5,301)	(51,889)	(2,712)	(9,616)

Net contributions and (withdrawals)	2,054,569	22,293	(5,077,878)	56,583	(243,237)	(184,972)

Increase (decrease) in net assets	1,956,256	23,032	(5,271,077)	1,007,627	(297,665)	1,836

NET ASSETS:
Beginning of period	23,032	—	11,419,023	10,411,396	3,064,443	3,062,607

End of period	$1,979,288	$23,032	$6,147,946	$11,419,023	$2,766,778	$3,064,443
(c) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Real Return Portfolio— Administrative Class
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$19,944	$25,382	$159,343	$134,706	$314,106	$341,588
Net realized gain (loss) on investments	14,765	(6,078)	(107,258)	(163,069)	(62,019)	(324,073)
Realized gain distribution received	3,753	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(67,419)	79,721	(25,873)	158,580	(527,667)	483,643

Net increase (decrease) in net assets resulting from operations	(28,957)	99,025	26,212	130,217	(275,580)	501,158

Contributions and (Withdrawals):
Payments received from policyowners	31,369	47,018	336,087	1,431,463	359,488	618,438
Cost of insurance	(11,292)	(13,363)	(1,198,189)	(133,078)	(231,312)	(260,995)
Policyowners' surrenders	(8,775)	(426,677)	(199,066)	(2,687,313)	(508,472)	(1,666,208)
Net transfers from (to) Fixed Account	(922)	(2,968)	(11,312)	(35,323)	(118,437)	(61,816)
Transfers between Investment Divisions	(122,253)	(8,970)	952,304	(808,169)	960,563	(1,068,459)
Policyowners' death benefits	—	—	(177)	(18,896)	(3,642)	(20,006)

Net contributions and (withdrawals)	(111,873)	(404,960)	(120,353)	(2,251,316)	458,188	(2,459,046)

Increase (decrease) in net assets	(140,830)	(305,935)	(94,141)	(2,121,099)	182,608	(1,957,888)

NET ASSETS:
Beginning of period	950,819	1,256,754	8,073,138	10,194,237	12,094,349	14,052,237

End of period	$809,989	$950,819	$7,978,997	$8,073,138	$12,276,957	$12,094,349
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	PIMCO VIT Total Return Portfolio— Administrative Class		T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Index 500 Portfolio
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$827,677	$723,009	$—	$—	$21,091	$17,177
Net realized gain (loss) on investments	(392,702)	(669,557)	4,385,459	4,763,051	109,485	78,408
Realized gain distribution received	379,221	—	1,802,549	603,668	30,862	26,895
Change in unrealized appreciation (depreciation) on investments	(1,010,298)	1,620,576	(5,530,311)	5,859,770	(244,522)	81,334

Net increase (decrease) in net assets resulting from operations	(196,102)	1,674,028	657,697	11,226,489	(83,084)	203,814

Contributions and (Withdrawals):
Payments received from policyowners	1,087,429	1,858,195	1,552,114	2,040,940	230,655	180,598
Cost of insurance	(457,718)	(608,287)	(786,566)	(597,525)	(49,310)	(39,008)
Policyowners' surrenders	(1,921,588)	(4,871,010)	(1,213,305)	(7,707,766)	(36,428)	(129,632)
Net transfers from (to) Fixed Account	(141,510)	(328,515)	621,105	546,363	(19,651)	(165,998)
Transfers between Investment Divisions	2,927,427	(2,778,855)	6,180,919	13,495,657	217,068	28,351
Policyowners' death benefits	(37,241)	(173,978)	(142,626)	(248,500)	—	(11,829)

Net contributions and (withdrawals)	1,456,799	(6,902,450)	6,211,641	7,529,169	342,334	(137,518)

Increase (decrease) in net assets	1,260,697	(5,228,422)	6,869,338	18,755,658	259,250	66,296

NET ASSETS:
Beginning of period	31,997,518	37,225,940	48,604,189	29,848,531	1,071,835	1,005,539

End of period	$33,258,215	$31,997,518	$55,473,527	$48,604,189	$1,331,085	$1,071,835
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price New America Growth Portfolio
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$85,243	$55,476	$56,150	$32,503	$18,843	$11,134
Net realized gain (loss) on investments	(79,764)	52,967	(31,295)	(9,908)	374,959	49,624
Realized gain distribution received	616,602	212,448	—	—	1,194,661	1,135,655
Change in unrealized appreciation (depreciation) on investments	(1,546,167)	833,703	14,330	1,244	(1,477,439)	1,776,301

Net increase (decrease) in net assets resulting from operations	(924,086)	1,154,594	39,185	23,839	111,024	2,972,714

Contributions and (Withdrawals):
Payments received from policyowners	131,251	250,403	294,704	86,599	243,536	466,484
Cost of insurance	(73,642)	(60,527)	(43,395)	(42,616)	(197,676)	(181,019)
Policyowners' surrenders	(25,577)	(107,585)	(67,420)	(1,480,802)	(2,217,330)	(408,732)
Net transfers from (to) Fixed Account	30,697	29,978	(38,979)	(12,449)	(52,426)	87,372
Transfers between Investment Divisions	289,688	710,334	69,942	51,897	1,073,619	441,242
Policyowners' death benefits	(32,226)	(70,734)	—	(48,806)	—	(48,314)

Net contributions and (withdrawals)	320,191	751,869	214,852	(1,446,177)	(1,150,277)	357,033

Increase (decrease) in net assets	(603,895)	1,906,463	254,037	(1,422,338)	(1,039,253)	3,329,747

NET ASSETS:
Beginning of period	5,817,806	3,911,343	1,562,342	2,984,680	11,837,153	8,507,406

End of period	$5,213,911	$5,817,806	$1,816,379	$1,562,342	$10,797,900	$11,837,153
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	T. Rowe Price Personal Strategy Balanced Portfolio		Thrivent Small Cap Index Portfolio	TOPS ® Aggressive Growth ETF Portfolio— Class 2 Shares
	2018	2017	2018 (b)	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$82,155	$61,866	$12	$2,211	$1,804
Net realized gain (loss) on investments	68,264	42,368	(115)	2,677	1,248
Realized gain distribution received	294,391	213,741	64	8,311	1,305
Change in unrealized appreciation (depreciation) on investments	(675,574)	380,336	(56,858)	(38,389)	19,473

Net increase (decrease) in net assets resulting from operations	(230,764)	698,311	(56,897)	(25,190)	23,830

Contributions and (Withdrawals):
Payments received from policyowners	475,672	423,176	1,297	54,917	38,545
Cost of insurance	(115,081)	(107,345)	(675)	(15,611)	(3,529)
Policyowners' surrenders	(169,995)	(1,257,242)	—	—	(4,033)
Net transfers from (to) Fixed Account	24,767	(56,752)	—	21,492	1,709
Transfers between Investment Divisions	(77,547)	(92,799)	458,893	15,816	13,287
Policyowners' death benefits	(12,438)	—	—	—	—

Net contributions and (withdrawals)	125,378	(1,090,962)	459,515	76,614	45,979

Increase (decrease) in net assets	(105,386)	(392,651)	402,618	51,424	69,809

NET ASSETS:
Beginning of period	4,415,369	4,808,020	—	165,106	95,297

End of period	$4,309,983	$4,415,369	$402,618	$216,530	$165,106
(b) For the period May 1,2018 (commencement of Investment Division) through December 31,2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	TOPS ® Balanced ETF Portfolio— Class 2 Shares		TOPS ® Conservative ETF Portfolio— Class 2 Shares		TOPS ® Growth ETF Portfolio— Class 2 Shares
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,251	$4,854	$2,527	$1,722	$3,978	$3,295
Net realized gain (loss) on investments	41,115	2,924	4,309	1,241	333	31,649
Realized gain distribution received	11,099	3,412	2,939	—	13,263	2,031
Change in unrealized appreciation (depreciation) on investments	(83,283)	34,984	(15,404)	13,045	(47,659)	8,466

Net increase (decrease) in net assets resulting from operations	(23,818)	46,174	(5,629)	16,008	(30,085)	45,441

Contributions and (Withdrawals):
Payments received from policyowners	200,543	183,991	24,938	19,027	71,303	64,496
Cost of insurance	(13,112)	(11,749)	(5,986)	(5,683)	(12,697)	(10,430)
Policyowners' surrenders	(104,126)	(7,048)	(37,676)	(4,792)	(2,252)	(7,003)
Net transfers from (to) Fixed Account	6,890	550,620	(15,853)	(3,885)	3,077	461,346
Transfers between Investment Divisions	(502,388)	10,064	(20,464)	(1,336)	(43)	(453,680)
Policyowners' death benefits	—	—	—	(1,803)	—	—

Net contributions and (withdrawals)	(412,193)	725,878	(55,041)	1,528	59,388	54,729

Increase (decrease) in net assets	(436,011)	772,052	(60,670)	17,536	29,303	100,170

NET ASSETS:
Beginning of period	1,028,455	256,403	251,771	234,235	279,057	178,887

End of period	$592,444	$1,028,455	$191,101	$251,771	$308,360	$279,057
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	TOPS ® Managed Risk Balanced ETF Portfolio— Class 2 Shares		TOPS ® Managed Risk Growth ETF Portfolio— Class 2 Shares		TOPS ® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,885	$2,647	$2,016	$1,426	$2,955	$2,187
Net realized gain (loss) on investments	1,037	2,992	(583)	(101)	3,054	(697)
Realized gain distribution received	12,066	270	7,127	—	8,622	—
Change in unrealized appreciation (depreciation) on investments	(29,743)	9,350	(20,065)	12,317	(26,679)	15,226

Net increase (decrease) in net assets resulting from operations	(12,755)	15,259	(11,505)	13,642	(12,048)	16,716

Contributions and (Withdrawals):
Payments received from policyowners	72,795	82,161	37,723	23,104	24,920	35,011
Cost of insurance	(12,320)	(10,474)	(3,348)	(2,557)	(4,880)	(4,118)
Policyowners' surrenders	(4,789)	(1,932)	—	—	(4,036)	(2,006)
Net transfers from (to) Fixed Account	(143)	(26,419)	(1,230)	—	(45,032)	(595)
Transfers between Investment Divisions	(44,600)	27,239	(902)	1	29,906	1,392
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	10,943	70,575	32,243	20,548	878	29,684

Increase (decrease) in net assets	(1,812)	85,834	20,738	34,190	(11,170)	46,400

NET ASSETS:
Beginning of period	185,427	99,593	101,705	67,515	153,330	106,930

End of period	$183,615	$185,427	$122,443	$101,705	$142,160	$153,330
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	TOPS ® Moderate Growth ETF Portfolio— Class 2 Shares		VanEck VIP Unconstrained Emerging Markets Bond Fund— Initial Class Shares		Victory RS Small Cap Growth Equity VIP Series— Class I Shares
	2018	2017	2018	2017	2018 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$13,140	$9,841	$30,064	$32,656	$—
Net realized gain (loss) on investments	(1,167)	(4,760)	31,238	(3,754)	(16)
Realized gain distribution received	26,503	2,446	—	—	2,809
Change in unrealized appreciation (depreciation) on investments	(112,219)	91,700	(70,897)	137,150	(6,687)

Net increase (decrease) in net assets resulting from operations	(73,743)	99,227	(9,595)	166,052	(3,894)

Contributions and (Withdrawals):
Payments received from policyowners	223,093	271,310	—	12,713	156
Cost of insurance	(33,220)	(29,414)	(8,632)	(20,505)	(180)
Policyowners' surrenders	(2,091)	(52,145)	(1,035,448)	(79,455)	—
Net transfers from (to) Fixed Account	251	(7,207)	(9)	(25,795)	—
Transfers between Investment Divisions	(17,760)	7,788	(6,929)	10,975	19,164
Policyowners' death benefits	—	—	—	(9,235)	—

Net contributions and (withdrawals)	170,273	190,332	(1,051,018)	(111,302)	19,140

Increase (decrease) in net assets	96,530	289,559	(1,060,613)	54,750	15,246

NET ASSETS:
Beginning of period	897,459	607,900	1,424,187	1,369,437	—

End of period	$993,989	$897,459	$363,574	$1,424,187	$15,246
(b) For the period May 1,2018 (commencement of Investment Division) through December 31,2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Voya Russell™ Mid Cap Index Portfolio— Class I		Voya Small Company Portfolio— Class I
	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$235,804	$177,069	$14,549	$7,596
Net realized gain (loss) on investments	297,712	408,332	2,998	10,270
Realized gain distribution received	1,849,304	811,442	421,028	233,688
Change in unrealized appreciation (depreciation) on investments	(4,263,317)	870,305	(884,943)	15,422

Net increase (decrease) in net assets resulting from operations	(1,880,497)	2,267,148	(446,368)	266,976

Contributions and (Withdrawals):
Payments received from policyowners	298,895	359,845	79,322	69,396
Cost of insurance	(218,899)	(164,289)	(37,550)	(31,324)
Policyowners' surrenders	(46,358)	(107,067)	(6,784)	(17,367)
Net transfers from (to) Fixed Account	(42,035)	1,033	(138,053)	27,325
Transfers between Investment Divisions	2,925,601	3,138,170	267,559	349,253
Policyowners' death benefits	(21,679)	(71,749)	—	(12,502)

Net contributions and (withdrawals)	2,895,525	3,155,943	164,494	384,781

Increase (decrease) in net assets	1,015,028	5,423,091	(281,874)	651,757

NET ASSETS:
Beginning of period	16,709,539	11,286,448	2,730,513	2,078,756

End of period	$17,724,567	$16,709,539	$2,448,639	$2,730,513
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:
NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), and NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which is a wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance of ASC 946.
The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds, The Alger Portfolios, American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock® Variable Series Funds, Inc., BlackRock® Variable Series Funds II, Inc., Davis Variable Account Fund, Inc., Delaware VIP® Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, DFA Investment Dimensions Group Inc., Dreyfus Investment Portfolios, Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Thrivent Series Fund, Inc., VanEck VIP Trust, Victory Variable Insurance Funds, and the Voya Variable Portfolios, Inc., (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

As of May 1, 2018, the following Investment Divisions were added to one or more of the products investing in CSVUL Separate Account-I:

American Funds IS Blue Chip Income and Growth Fund—Class 1
ClearBridge Variable Appreciation Portfolio—Class I
Fidelity® VIP Emerging Markets Portfolio—Initial Class
Thrivent Small Cap Index Portfolio
Victory RS Small Cap Growth Equity VIP Series—Class I Shares
Voya MidCap Opportunities Portfolio—Class I

On November 30, 2018, the Initial Class shares of the MainStay VP Absolute Return Multi-Strategy Portfolio were merged into the Initial Class shares of the MainStay VP IQ Hedge Multi-Strategy Portfolio.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Therefore, the following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate Account-I:

MainStay VP Bond—Initial Class
MainStay VP Eagle Small Cap Growth—Initial Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Epoch U.S. Small Cap—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (formerly MainStay VP MFS® Utilities—Initial Class)
MainStay VP Floating Rate—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP IQ Hedge Multi-Strategy—Initial Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP Large Cap Growth—Initial Class
MainStay VP Mackay Common Stock—Initial Class (formerly MainStay VP Common Stock—Initial Class)
MainStay VP Mackay Convertible—Initial Class (formerly MainStay VP Convertible—Initial Class)
MainStay VP Mackay Government—Initial Class (formerly MainStay VP Government—Initial Class)
MainStay VP Mackay Growth—Initial Class (formerly MainStay VP Cornerstone Growth—Initial Class)
MainStay VP Mackay High Yield Corporate Bond—Initial Class (formerly MainStay VP High Yield Corporate Bond—Initial Class)
MainStay VP Mackay International Equity—Initial Class (formerly MainStay VP International Equity—Initial Class)
MainStay VP Mackay Mid Cap Core—Initial Class (formerly MainStay VP Mid Cap Core—Initial Class)
MainStay VP Mackay S&P 500 Index—Initial Class (formerly MainStay VP S&P 500 Index—Initial Class)
MainStay VP Mackay Small Cap Core—Initial Class (formerly MainStay VP Small Cap Core—Initial Class)
MainStay VP Mellon Natural Resources—Initial Class (formerly MainStay VP VanEck Global Hard Assets—Initial Class)
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
AB VPS International Value Portfolio—Class A
AB VPS Small/Mid Cap Value Portfolio—Class A
Alger SMid Cap Focus Portfolio—Class I-2
American Century Investments® VP Inflation Protection Fund—Class II
American Century Investments® VP Mid Cap Value Fund—Class II
American Century Investments® VP Value Fund—Class II
American Funds IS Asset Allocation Fund—Class 1
American Funds IS Blue Chip Income and Growth Fund—Class 1
American Funds IS Global Bond Fund—Class 1
American Funds IS Global Growth Fund—Class 1
American Funds IS Global Small Capitalization Fund—Class 1
American Funds IS Growth Fund—Class 1
American Funds IS Growth-Income Fund—Class 1
American Funds IS International Fund—Class 1
American Funds IS New World Fund®—Class 1
BlackRock® Global Allocation V.I. Fund—Class I
BlackRock® High Yield V.I. Fund—Class I
ClearBridge Variable Appreciation Portfolio—Class I
ClearBridge Variable Large Cap Growth Portfolio—Class I
Davis Value Portfolio
Delaware VIP® Emerging Markets Series—Standard Class
Delaware VIP® International Value Equity Series—Standard Class
Delaware VIP® Small Cap Value Series—Standard Class
DFA VA Global Bond Portfolio

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

DFA VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
DFA VIT Inflation-Protected Securities Portfolio
Dreyfus IP Technology Growth Portfolio—Initial Shares
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares
DWS Alternative Asset Allocation VIP—Class A (formerly Deutsche Alternative Asset Allocation VIP—Class A)
DWS Global Small Cap VIP—Class A (formerly Deutsche Global Small Cap VIP—Class A)
DWS Small Cap Index VIP—Class A (formerly Deutsche Small Cap Index VIP—Class A)
DWS Small Mid Cap Value VIP—Class A (formerly Deutsche Small Mid Cap Value VIP—Class A)
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Initial Class
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class
Fidelity® VIP Freedom 2010 Portfolio—Initial Class
Fidelity® VIP Freedom 2020 Portfolio—Initial Class
Fidelity® VIP Freedom 2030 Portfolio—Initial Class
Fidelity® VIP Freedom 2040 Portfolio—Initial Class
Fidelity® VIP Freedom 2050 Portfolio—Initial Class
Fidelity® VIP Government Money Market Portfolio—Initial Class
Fidelity® VIP Growth Portfolio—Initial Class
Fidelity® VIP Index 500 Portfolio—Initial Class
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
Fidelity® VIP Mid Cap Portfolio—Initial Class
Fidelity® VIP Overseas Portfolio—Initial Class
Fidelity® VIP Real Estate Portfolio—Initial Class
Fidelity® VIP Strategic Income Portfolio—Initial Class
Fidelity® VIP Value Portfolio—Initial Class
Fidelity® VIP Value Strategies Portfolio—Service Class 2
Invesco V.I. American Value Fund—Series I Shares
Invesco V.I. Global Real Estate Fund—Series I Shares
Invesco V.I. International Growth Fund—Series I Shares
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares
Janus Henderson Enterprise Portfolio—Institutional Shares
Janus Henderson Flexible Bond Portfolio—Institutional Shares
Janus Henderson Forty Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Institutional Shares
Lazard Retirement International Equity Portfolio—Service Shares
Lord Abbett Series Fund Developing Growth Portfolio—Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC
LVIP Baron Growth Opportunities Fund—Service Class
LVIP Mondrian International Value Fund—Standard Class
LVIP SSgA Bond Index Fund—Standard Class
LVIP SSgA Developed International 150 Fund—Standard Class
LVIP SSgA Emerging Markets 100 Fund—Standard Class
LVIP SSgA International Index Fund—Standard Class
MFS® Global Real Estate Portfolio—Initial Class
MFS® Global Tactical Allocation Portfolio—Initial Class
MFS® International Value Portfolio—Initial Class
MFS® Investors Trust Series—Initial Class
MFS® Mid Cap Value Portfolio—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MFS® New Discovery Series—Initial Class
MFS® Value Series—Initial Class
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I
Morgan Stanley VIF Global Infrastructure Portfolio—Class I
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I
Neuberger Berman AMT Large Cap Value Portfolio—Class I
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares
Oppenheimer Total Return Bond Fund/VA—Non-Service Shares
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class (formerly PIMCO VIT Global Bond Portfolio (Unhedged)—Administrative Class)
PIMCO VIT High Yield Portfolio—Administrative Class
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class
PIMCO VIT Low Duration Portfolio—Administrative Class
PIMCO VIT Real Return Portfolio—Administrative Class
PIMCO VIT Total Return Portfolio—Administrative Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Thrivent Small Cap Index Portfolio
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares
TOPS® Balanced ETF Portfolio—Class 2 Shares
TOPS® Conservative ETF Portfolio—Class 2 Shares
TOPS® Growth ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares
VanEck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares
Victory RS Small Cap Growth Equity VIP Series—Class I Shares
Voya MidCap Opportunities Portfolio—Class I
Voya Russell™ Mid Cap Index Portfolio—Class I
Voya Small Company Portfolio—Class I
______________
Not all investment options are available under all policies.

No new investments may be added to the MainStay VP Emerging Markets Equity—Initial Class, MainStay VP Mackay Growth—Initial Class, MainStay VP T. Rowe Price Equity Income—Initial Class, Invesco V.I. Mid Cap Core Equity Fund—Series I Shares or the VanEck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares. New investments in the AB VPS International Value Portfolio—Class A, American Century Investments® VP Mid Cap Value Fund—Class II, Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares, MFS® Investors Trust Series—Initial Class, MFS® New Discovery Series—Initial Class and the Oppenheimer Total Return Bond Fund/VA—Non-Service Shares Investment Divisions are restricted to those policyowners already invested in these Investment Divisions.
All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of the CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial Premium is then allocated to the Investment Divisions of the Separate Account or the Fixed Account according to instructions on the Premium Allocation Form as of the end of the free look period on the later of the date the free look period ends or the date we receive the policy delivery receipt.
No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000's):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

	Purchases	Sales

MainStay VP Absolute Return Multi-Strategy—Initial Class	$13	$291
MainStay VP Bond—Initial Class	4,221	20,027
MainStay VP Eagle Small Cap Growth—Initial Class	1,356	1,529
MainStay VP Emerging Markets Equity—Initial Class	514	5,283
MainStay VP Epoch U.S. Equity Yield—Initial Class	14,847	306,799
MainStay VP Epoch U.S. Small Cap—Initial Class	5,873	1,855
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	400	472
MainStay VP Floating Rate—Initial Class	3,182	1,340
MainStay VP Income Builder—Initial Class	3,277	1,037
MainStay VP IQ Hedge Multi-Strategy—Initial Class	217	82
MainStay VP Janus Henderson Balanced—Initial Class	1,250	2,019
MainStay VP Large Cap Growth—Initial Class	936	16,277
MainStay VP MacKay Common Stock—Initial Class	13,652	227,421
MainStay VP MacKay Convertible—Initial Class	465	219
MainStay VP MacKay Government—Initial Class	349	121
MainStay VP MacKay Growth—Initial Class	1,585	1,567
MainStay VP MacKay High Yield Corporate Bond—Initial Class	7,591	7,747
MainStay VP MacKay International Equity—Initial Class	7,384	5,014
MainStay VP MacKay Mid Cap Core—Initial Class	8,045	4,597
MainStay VP MacKay S&P 500 Index—Initial Class	141,381	125,259
MainStay VP MacKay Small Cap Core—Initial Class	1,109	694
MainStay VP Mellon Natural Resources—Initial Class	297	436
MainStay VP T. Rowe Price Equity Income—Initial Class	3,057	6,847
MainStay VP U.S. Government Money Market—Initial Class	18,312	48,068
AB VPS International Value Portfolio—Class A	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	1,201	1,507
Alger SMid Cap Focus Portfolio—Class I-2	346	308
American Century Investments® VP Inflation Protection Fund—Class II	724	2,252
American Century Investments® VP Mid Cap Value Fund—Class II	158	655
American Century Investments® VP Value Fund—Class II	262	11,786
American Funds IS Asset Allocation Fund—Class 1	1,103	271
American Funds IS Blue Chip Income and Growth Fund—Class 1	146	37
American Funds IS Global Bond Fund—Class 1	57	21
American Funds IS Global Growth Fund—Class 1	951	292
American Funds IS Global Small Capitalization Fund—Class 1	197	282
American Funds IS Growth Fund—Class 1	4,857	3,284
American Funds IS Growth-Income Fund—Class 1	467	500
American Funds IS International Fund—Class 1	9,365	17,549
American Funds IS New World Fund®—Class 1	4,840	1,654

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
BlackRock® Global Allocation V.I. Fund—Class I	$8,232	$749
BlackRock® High Yield V.I. Fund—Class I	112	66
ClearBridge Variable Appreciation Portfolio—Class I	—	—
ClearBridge Variable Large Cap Growth Portfolio—Class I	101	9
Davis Value Portfolio	170	86
Delaware VIP® Emerging Markets Series—Standard Class	4,163	1,161
Delaware VIP® International Value Equity Series—Standard Class	50	573
Delaware VIP® Small Cap Value Series—Standard Class	1,899	6,183
DFA VA Global Bond Portfolio	821	509
DFA VA International Small Portfolio	742	344
DFA VA U.S. Large Value Portfolio	5,614	606
DFA VA U.S. Targeted Value Portfolio	572	2,596
DFA VIT Inflation-Protected Securities Portfolio	2,460	4,809
Dreyfus IP Technology Growth Portfolio—Initial Shares	984	572
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	2	4
DWS Alternative Asset Allocation VIP—Class A	22	12
DWS Global Small Cap VIP—Class A	49	90
DWS Small Cap Index VIP—Class A	9,939	6,790
DWS Small Mid Cap Value VIP—Class A	537	624
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2,528	3,821
Fidelity® VIP Emerging Markets Portfolio—Initial Class	75	—
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	512	1,666
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	959	682
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	2,055	2,350
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	2,695	1,240
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	2,035	852
Fidelity® VIP Freedom 2050 Portfolio—Initial Class	52	31
Fidelity® VIP Government Money Market Portfolio—Initial Class	525,335	23,774
Fidelity® VIP Growth Portfolio—Initial Class	1,744	1,688
Fidelity® VIP Index 500 Portfolio—Initial Class	29,254	28,118
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	5,110	9,870
Fidelity® VIP Mid Cap Portfolio—Initial Class	2,977	1,935
Fidelity® VIP Overseas Portfolio—Initial Class	1,321	4,304
Fidelity® VIP Real Estate Portfolio—Initial Class	3,959	2,368
Fidelity® VIP Strategic Income Portfolio—Initial Class	46	22
Fidelity® VIP Value Portfolio—Initial Class	84	8
Fidelity® VIP Value Strategies Portfolio—Service Class 2	151	89
Invesco V.I. American Value Fund—Series I Shares	762	1,053
Invesco V.I. Global Real Estate Fund—Series I Shares	509	538
Invesco V.I. International Growth Fund—Series I Shares	3,129	5,524
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	127	21

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Janus Henderson Enterprise Portfolio—Institutional Shares	$1,772	$2,060
Janus Henderson Flexible Bond Portfolio—Institutional Shares	280	404
Janus Henderson Forty Portfolio—Institutional Shares	1,187	536
Janus Henderson Global Research Portfolio—Institutional Shares	54	65
Lazard Retirement International Equity Portfolio—Service Shares	711	1,294
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	109	144
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	251	501
LVIP Baron Growth Opportunities Fund—Service Class	1,803	5,312
LVIP Mondrian International Value Fund—Standard Class	5	—
LVIP SSgA Bond Index Fund—Standard Class	7,985	2,898
LVIP SSgA Developed International 150 Fund—Standard Class	783	115
LVIP SSgA Emerging Markets 100 Fund—Standard Class	554	2,735
LVIP SSgA International Index Fund—Standard Class	7,292	2,276
MFS® Global Real Estate Portfolio—Initial Class	28	7
MFS® Global Tactical Allocation Portfolio—Initial Class	167	121
MFS® International Value Portfolio—Initial Class	9,366	10,100
MFS® Investors Trust Series—Initial Class	5	2
MFS® Mid Cap Value Portfolio—Initial Class	398	286
MFS® New Discovery Series—Initial Class	1	2
MFS® Value Series—Initial Class	26,018	5,651
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2,063	2,532
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	22	4
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	1,025	678
Neuberger Berman AMT Large Cap Value Portfolio—Class I	93	275
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	55	46
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	63	31
Oppenheimer Total Return Bond Fund/VA—Non-Service Shares	—	—
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	2,316	179
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2,082	6,698
PIMCO VIT High Yield Portfolio—Administrative Class	1,030	1,123
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	58	144
PIMCO VIT Low Duration Portfolio—Administrative Class	2,569	2,520
PIMCO VIT Real Return Portfolio—Administrative Class	2,814	2,039
PIMCO VIT Total Return Portfolio—Administrative Class	10,589	7,870
T. Rowe Price Blue Chip Growth Portfolio	18,246	10,234
T. Rowe Price Equity Index 500 Portfolio	804	410
T. Rowe Price International Stock Portfolio	1,637	615
T. Rowe Price Limited-Term Bond Portfolio	3,085	2,812
T. Rowe Price New America Growth Portfolio	3,228	3,260
T. Rowe Price Personal Strategy Balanced Portfolio	947	445
Thrivent Small Cap Index Portfolio	460	1

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	$103	$16
TOPS® Balanced ETF Portfolio—Class 2 Shares	223	617
TOPS® Conservative ETF Portfolio—Class 2 Shares	29	79
TOPS® Growth ETF Portfolio—Class 2 Shares	90	13
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	87	60
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	49	8
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	66	53
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	256	46
VanEck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	30	1,051
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	22	—
Voya Russell™ Mid Cap Index Portfolio—Class I	6,577	1,596
Voya Small Company Portfolio—Class I	861	261
Total	$1,006,223	$1,021,361
Not all investment options are available under all policies.

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA"), Candriam Belgium, Candriam France S.A.S., Cushing® Asset Management, LP (“Cushing®”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), Index IQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay”), Massachusetts Financial Services Company (“MFS”), NYL Investors LLC (“NYLI”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), VanEck Associates Corporation (“VanEck”), and Winslow Capital Management, Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, Candriam Belgium, Candriam France S.A.S., MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain Bank of New York Mellon affiliated investment management firms. Cushing® is a wholly-owned investment advisory subsidiary of Swank Capital. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Epoch is a wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc. T. Rowe Price and VanEck are independent investment advisory firms.
Effective January 1, 2018, the portfolio managers from Cornerstone Capital Management Holdings LLC (“CCM”) who manage all or a portion of the day-to-day investment operations of the Portfolios transitioned from CCM to MacKay, which is also a wholly-owned, fully autonomous subsidiary of NYLIC.
Deductions from Premiums:
NYLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the premium payment received.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Sales Expense Charge:
NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.
For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.
For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 and CEVUL4  policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.
For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is included, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.
State and Federal Premium Tax Charge:
NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL and CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 and CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 and CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.
Deductions from Cash Value:
NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6 and CEAVUL), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Cost of Insurance Charge:
A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Monthly Contract Charge:
This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

For CEVUL2 policies, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3, CEVUL4, CEVUL5 and CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.
Mortality & Expense Risk Charges:
The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Divisions and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6 and CEAVUL, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL and CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of 0.30%  and 0.25%, respectively,  of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90%.

For CEVUL3 and CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is 0.50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through ten, the mortality and expense charge deducted is 0.45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to 0.25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Partial Withdrawal Charge
For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25.00 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed the lesser of $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6, and CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.
Per Thousand Face Amount Charge:
For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.
Surrender Charge:
For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years one through five and declines each year thereafter to a minimum of 0% in year 10 and thereafter. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.
Transfer Charge:
For CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL  policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.
CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.24%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 2.52%. These ranges are shown as a percentage of average net assets as of December 31, 2017, and approximate the ranges as of December 31, 2018.

NOTE 4—Distribution of Net Income:

CSVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's):

The changes in units outstanding for the years ended December 31, 2018 and 2017 were as follows:

	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Absolute Return Multi-Strategy—Initial Class	2	(37)	(35)	4	(43)	(39)
MainStay VP Bond—Initial Class	145	(1,148)	(1,003)	677	(194)	483
MainStay VP Eagle Small Cap Growth—Initial Class	57	(79)	(22)	32	(97)	(65)
MainStay VP Emerging Markets Equity—Initial Class	36	(506)	(470)	364	(76)	288
MainStay VP Epoch U.S. Equity Yield—Initial Class	7	(10,571)	(10,564)	48	(564)	(516)
MainStay VP Epoch U.S. Small Cap—Initial Class	147	(70)	77	40	(91)	(51)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	22	(30)	(8)	58	(41)	17
MainStay VP Floating Rate—Initial Class	175	(83)	92	136	(92)	44
MainStay VP Income Builder—Initial Class	126	(51)	75	27	(68)	(41)
MainStay VP IQ Hedge Multi-Strategy—Initial Class	28	(11)	17	—	—	—
MainStay VP Janus Henderson Balanced—Initial Class	35	(115)	(80)	113	(156)	(43)
MainStay VP Large Cap Growth—Initial Class	20	(483)	(463)	42	(191)	(149)
MainStay VP MacKay Common Stock—Initial Class	71	(6,071)	(6,000)	74	(560)	(486)
MainStay VP MacKay Convertible—Initial Class	8	(7)	1	29	(23)	6
MainStay VP MacKay Government—Initial Class	21	(8)	13	22	(58)	(36)
MainStay VP MacKay Growth—Initial Class	65	(65)	—	7	(13)	(6)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	199	(304)	(105)	234	(360)	(126)
MainStay VP MacKay International Equity—Initial Class	233	(193)	40	114	(98)	16
MainStay VP MacKay Mid Cap Core—Initial Class	157	(116)	41	125	(2,113)	(1,988)
MainStay VP MacKay S&P 500 Index—Initial Class	4,014	(4,034)	(20)	3,860	(454)	3,406
MainStay VP MacKay Small Cap Core—Initial Class	24	(57)	(33)	119	(53)	66
MainStay VP Mellon Natural Resources—Initial Class	38	(53)	(15)	64	(152)	(88)
MainStay VP T. Rowe Price Equity Income—Initial Class	83	(354)	(271)	172	(107)	65
MainStay VP U.S. Government Money Market—Initial Class	14,906	(40,256)	(25,350)	10,944	(38,598)	(27,654)
AB VPS International Value Portfolio—Class A	—	—	—	—	(3)	(3)
AB VPS Small/Mid Cap Value Portfolio—Class A	32	(56)	(24)	54	(147)	(93)
Alger SMid Cap Focus Portfolio—Class I-2	10	(14)	(4)	16	(6)	10
American Century Investments® VP Inflation Protection Fund—Class II	66	(217)	(151)	284	(297)	(13)
American Century Investments® VP Mid Cap Value Fund—Class II	5	(40)	(35)	10	(199)	(189)
American Century Investments® VP Value Fund—Class II	8	(449)	(441)	115	(237)	(122)
American Funds IS Asset Allocation Fund—Class 1	73	(22)	51	59	(183)	(124)
American Funds IS Blue Chip Income and Growth Fund—Class 1	14	(4)	10	—	—	—
American Funds IS Global Bond Fund—Class 1	5	(2)	3	2	—	2
American Funds IS Global Growth Fund—Class 1	30	(12)	18	20	(40)	(20)
American Funds IS Global Small Capitalization Fund—Class 1	10	(22)	(12)	24	(18)	6
American Funds IS Growth Fund—Class 1	237	(227)	10	185	(242)	(57)
American Funds IS Growth-Income Fund—Class 1	23	(37)	(14)	49	(57)	(8)
American Funds IS International Fund—Class 1	583	(1,259)	(676)	408	(1,021)	(613)

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS New World Fund®—Class 1	351	(134)	217	113	(29)	84
BlackRock® Global Allocation V.I. Fund—Class I	639	(66)	573	20	(10)	10
BlackRock® High Yield V.I. Fund—Class I	9	(6)	3	35	(28)	7
ClearBridge Variable Appreciation Portfolio—Class I	—	—	—	—	—	—
ClearBridge Variable Large Cap Growth Portfolio—Class I	8	(1)	7	1	—	1
Davis Value Portfolio	5	(4)	1	2	(29)	(27)
Delaware VIP® Emerging Markets Series—Standard Class	308	(90)	218	85	(90)	(5)
Delaware VIP® International Value Equity Series—Standard Class	3	(62)	(59)	13	(89)	(76)
Delaware VIP® Small Cap Value Series—Standard Class	67	(296)	(229)	107	(165)	(58)
DFA VA Global Bond Portfolio	56	(49)	7	234	(60)	174
DFA VA Global Moderate Allocation Portfolio	—	—	—	274	(274)	—
DFA VA International Small Portfolio	37	(24)	13	96	(180)	(84)
DFA VA U.S. Large Value Portfolio	378	(46)	332	347	(271)	76
DFA VA U.S. Targeted Value Portfolio	27	(174)	(147)	195	(114)	81
DFA VIT Inflation-Protected Securities Portfolio	207	(461)	(254)	596	(168)	428
Dreyfus IP Technology Growth Portfolio—Initial Shares	15	(14)	1	68	(18)	50
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	—	(1)	(1)	—	—	—
DWS Alternative Asset Allocation VIP—Class A	2	(1)	1	2	—	2
DWS Global Small Cap VIP—Class A	2	(5)	(3)	13	(17)	(4)
DWS Small Cap Index VIP—Class A	203	(210)	(7)	397	(517)	(120)
DWS Small Mid Cap Value VIP—Class A	14	(33)	(19)	32	(14)	18
Fidelity® VIP ContrafundSM Portfolio—Initial Class	29	(105)	(76)	115	(495)	(380)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	8	—	8	—	—	—
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	16	(65)	(49)	24	(13)	11
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	45	(34)	11	13	(34)	(21)
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	70	(113)	(43)	205	(114)	91
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	107	(57)	50	134	(127)	7
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	80	(35)	45	92	(104)	(12)
Fidelity® VIP Freedom 2050 Portfolio—Initial Class	5	(3)	2	19	(19)	—
Fidelity® VIP Government Money Market Portfolio—Initial Class	51,899	(2,259)	49,640	1,985	(2,652)	(667)
Fidelity® VIP Growth Portfolio—Initial Class	43	(51)	(8)	28	(12)	16
Fidelity® VIP Index 500 Portfolio—Initial Class	794	(867)	(73)	952	(1,517)	(565)
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	257	(559)	(302)	329	(506)	(177)
Fidelity® VIP Mid Cap Portfolio—Initial Class	44	(48)	(4)	60	(168)	(108)
Fidelity® VIP Overseas Portfolio—Initial Class	54	(193)	(139)	80	(47)	33
Fidelity® VIP Real Estate Portfolio—Initial Class	227	(167)	60	873	(223)	650
Fidelity® VIP Strategic Income Portfolio—Initial Class	4	(2)	2	5	—	5
Fidelity® VIP Value Portfolio—Initial Class	5	(1)	4	17	—	17
Fidelity® VIP Value Strategies Portfolio—Service Class 2	5	(3)	2	4	(14)	(10)

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. American Value Fund—Series I Shares	6	(25)	(19)	19	(71)	(52)
Invesco V.I. Global Real Estate Fund—Series I Shares	22	(34)	(12)	44	(55)	(11)
Invesco V.I. International Growth Fund—Series I Shares	149	(303)	(154)	141	(153)	(12)
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	—	(1)	(1)	1	(4)	(3)
Janus Henderson Enterprise Portfolio—Institutional Shares	25	(42)	(17)	32	(84)	(52)
Janus Henderson Flexible Bond Portfolio—Institutional Shares	20	(39)	(19)	41	(285)	(244)
Janus Henderson Forty Portfolio—Institutional Shares	16	(16)	—	31	(15)	16
Janus Henderson Global Research Portfolio—Institutional Shares	3	(3)	—	3	(10)	(7)
Lazard Retirement International Equity Portfolio—Service Shares	32	(69)	(37)	34	(36)	(2)
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	6	(11)	(5)	3	(6)	(3)
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	7	(21)	(14)	50	(10)	40
LVIP Baron Growth Opportunities Fund—Service Class	41	(171)	(130)	92	(147)	(55)
LVIP Mondrian International Value Fund—Standard Class	—	—	—	—	—	—
LVIP SSgA Bond Index Fund—Standard Class	662	(264)	398	548	(516)	32
LVIP SSgA Developed International 150 Fund—Standard Class	28	(7)	21	85	(21)	64
LVIP SSgA Emerging Markets 100 Fund—Standard Class	31	(230)	(199)	171	(200)	(29)
LVIP SSgA International Index Fund—Standard Class	419	(151)	268	482	(719)	(237)
MFS® Global Real Estate Portfolio—Initial Class	3	(1)	2	1	—	1
MFS® Global Tactical Allocation Portfolio—Initial Class	2	(8)	(6)	44	(190)	(146)
MFS® International Value Portfolio—Initial Class	416	(452)	(36)	230	(270)	(40)
MFS® Investors Trust Series—Initial Class	—	—	—	—	(1)	(1)
MFS® Mid Cap Value Portfolio—Initial Class	26	(24)	2	96	(67)	29
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—
MFS® Value Series—Initial Class	705	(178)	527	433	(293)	140
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	78	(103)	(25)	36	(31)	5
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	—	—	—	23	(2)	21
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	26	(20)	6	36	(367)	(331)
Neuberger Berman AMT Large Cap Value Portfolio—Class I	2	(16)	(14)	15	(27)	(12)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	4	(4)	—	7	—	7
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	2	(1)	1	9	(15)	(6)
Oppenheimer Total Return Bond Fund/VA—Non-Service Shares	—	—	—	—	—	—
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	216	(18)	198	2	—	2
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	111	(450)	(339)	123	(116)	7
PIMCO VIT High Yield Portfolio—Administrative Class	54	(67)	(13)	46	(58)	(12)
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	2	(7)	(5)	3	(21)	(18)
PIMCO VIT Low Duration Portfolio—Administrative Class	161	(169)	(8)	121	(273)	(152)
PIMCO VIT Real Return Portfolio—Administrative Class	152	(125)	27	207	(356)	(149)
PIMCO VIT Total Return Portfolio—Administrative Class	486	(412)	74	573	(936)	(363)

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
T. Rowe Price Blue Chip Growth Portfolio	390	(238)	152	589	(382)	207
T. Rowe Price Equity Index 500 Portfolio	28	(14)	14	14	(20)	(6)
T. Rowe Price International Stock Portfolio	41	(30)	11	55	(20)	35
T. Rowe Price Limited-Term Bond Portfolio	221	(204)	17	45	(151)	(106)
T. Rowe Price New America Growth Portfolio	50	(82)	(32)	61	(50)	11
T. Rowe Price Personal Strategy Balanced Portfolio	22	(17)	5	49	(96)	(47)
Thrivent Small Cap Index Portfolio	45	—	45	—	—	—
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	5	(1)	4	3	(1)	2
TOPS® Balanced ETF Portfolio—Class 2 Shares	14	(40)	(26)	53	(4)	49
TOPS® Conservative ETF Portfolio—Class 2 Shares	2	(6)	(4)	2	(2)	—
TOPS® Growth ETF Portfolio—Class 2 Shares	4	(1)	3	31	(27)	4
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	5	(5)	—	10	(4)	6
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	3	(1)	2	2	—	2
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	4	(4)	—	4	(1)	3
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	13	(3)	10	18	(6)	12
VanEck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	—	(79)	(79)	5	(14)	(9)
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	2	—	2	—	—	—
Voya Russell™ Mid Cap Index Portfolio—Class I	216	(77)	139	266	(99)	167
Voya Small Company Portfolio—Class I	30	(18)	12	39	(9)	30
Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2018, 2017, 2016, 2015 and 2014:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Absolute Return Multi-Strategy—Initial Class	2018	$—	—	$—	—	—
	2017	292	35	8.29 to 8.29	(0.2%) to (0.2%)	1.1%
	2016	611	74	8.31 to 8.31	0.1% to 0.1%	0.0%
	2015	397	48	8.30 to 8.30	(8.0%) to (8.0%)	0.0%
	2014	1,424	158	9.02 to 9.02	(11.9%) to (11.9%)	0.0%
MainStay VP Bond—Initial Class	2018	$49,929	2,815	$17.53 to $23.30	(1.3%) to (1.0%)	2.9%
	2017	68,244	3,818	17.71 to 23.60	3.5% to 3.8%	2.6%
	2016	57,502	3,335	17.05 to 22.80	3.2% to 3.5%	2.6%
	2015	60,588	3,641	16.47 to 22.09	(0.1%) to 0.2%	2.5%
	2014	50,671	3,044	16.44 to 22.10	5.5% to 5.8%	2.1%
MainStay VP Eagle Small Cap Growth—Initial Class	2018	$5,530	336	$16.48 to $16.48	(8.9%) to (8.9%)	0.0%
	2017	6,470	358	18.08 to 18.08	22.8% to 22.8%	0.0%
	2016	6,220	423	14.72 to 14.72	10.0% to 10.0%	0.0%
	2015	6,141	459	13.38 to 13.38	(0.9%) to (0.9%)	0.0%
	2014	5,986	443	13.50 to 13.50	2.5% to 2.5%	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2018	$5,857	661	$8.68 to $8.86	(20.8%) to (20.5%)	1.2%
	2017	12,614	1,131	10.96 to 11.15	42.7% to 43.1%	1.2%
	2016	6,567	843	7.68 to 7.79	5.9% to 6.2%	0.4%
	2015	9,864	1,346	7.25 to 7.33	(16.5%) to (16.2%)	1.3%
	2014	11,075	1,266	8.68 to 8.75	(12.2%) to (12.0%)	1.0%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2018	$66,995	2,382	$25.31 to $28.21	(5.5%) to (5.2%)	1.8%
	2017	384,909	12,946	26.71 to 29.85	18.3% to 18.7%	1.3%
	2016	337,182	13,462	22.51 to 25.21	4.6% to 4.9%	1.1%
	2015	328,458	13,741	21.46 to 24.10	(4.1%) to (3.8%)	2.7%
	2014	343,912	13,801	22.30 to 25.11	8.6% to 8.9%	1.4%
MainStay VP Epoch U.S. Small Cap—Initial Class	2018	$13,518	590	$22.91 to $22.91	(16.1%) to (16.1%)	0.8%
	2017	14,008	513	27.30 to 27.30	15.8% to 15.8%	0.5%
	2016	13,306	564	23.57 to 23.57	16.2% to 16.2%	0.4%
	2015	11,691	576	20.29 to 20.29	(3.9%) to (3.9%)	0.5%
	2014	10,233	485	21.11 to 21.11	6.6% to 6.6%	0.3%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2018	$3,018	189	$15.71 to $15.97	0.5% to 0.8%	1.2%
	2017	3,113	197	15.62 to 15.85	14.4% to 14.7%	4.1%
	2016	2,485	180	13.65 to 13.81	11.2% to 11.4%	2.8%
	2015	2,870	232	12.28 to 12.40	(14.6%) to (14.4%)	4.1%
	2014	3,565	246	14.38 to 14.48	12.4% to 12.7%	1.8%
MainStay VP Floating Rate—Initial Class	2018	$7,526	478	$15.76 to $15.76	(0.1%) to (0.1%)	4.7%
	2017	6,087	386	15.78 to 15.78	4.0% to 4.0%	4.2%
	2016	5,182	342	15.17 to 15.17	8.4% to 8.4%	3.9%
	2015	6,013	430	13.99 to 13.99	0.4% to 0.4%	3.8%
	2014	4,533	325	13.93 to 13.93	0.9% to 0.9%	3.9%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Income Builder—Initial Class	2018	$10,084	522	$19.30 to $19.30	(5.5%) to (5.5%)	2.8%
	2017	9,120	447	20.43 to 20.43	12.2% to 12.2%	3.6%
	2016	8,890	488	18.21 to 18.21	9.0% to 9.0%	4.3%
	2015	9,877	591	16.71 to 16.71	(3.8%) to (3.8%)	4.8%
	2014	9,204	530	17.36 to 17.36	7.8% to 7.8%	5.8%
MainStay VP IQ Hedge Multi-Strategy—Initial Class	2018	$130	17	$7.72 to $7.72	(1.7%) to (1.7%)	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2018	$8,622	513	$16.56 to $16.90	0.1% to 0.4%	1.8%
	2017	9,940	593	16.55 to 16.83	18.0% to 18.3%	1.8%
	2016	9,019	636	14.02 to 14.22	4.4% to 4.7%	1.9%
	2015	8,962	661	13.43 to 13.58	0.4% to 0.7%	1.8%
	2014	10,686	794	13.38 to 13.49	8.4% to 8.7%	1.6%
MainStay VP Large Cap Growth—Initial Class	2018	$1,897	61	$17.96 to $32.14	3.3% to 3.6%	0.0%
	2017	16,201	524	17.40 to 31.03	32.0% to 32.4%	0.0%
	2016	15,718	673	13.18 to 23.44	(2.6%) to (2.3%)	0.0%
	2015	15,251	639	13.53 to 23.99	5.9% to 6.2%	0.0%
	2014	668	33	12.78 to 22.59	10.3% to 10.6%	0.0%
MainStay VP MacKay Common Stock—Initial Class	2018	$1,183	38	$29.36 to $35.09	(6.1%) to (5.8%)	1.9%
	2017	222,960	6,038	31.19 to 37.36	22.5% to 22.8%	1.4%
	2016	194,631	6,524	25.39 to 30.49	8.8% to 9.1%	1.5%
	2015	189,484	6,975	23.27 to 28.01	0.6% to 0.9%	1.4%
	2014	174,134	6,348	23.07 to 27.84	14.2% to 14.5%	1.3%
MainStay VP MacKay Convertible—Initial Class	2018	$4,007	141	$24.05 to $31.82	(2.6%) to (2.3%)	1.6%
	2017	4,082	140	24.68 to 32.65	11.7% to 12.0%	1.8%
	2016	3,499	134	22.10 to 29.22	11.7% to 12.1%	4.0%
	2015	3,239	139	19.78 to 26.14	(1.6%) to (1.3%)	2.6%
	2014	2,891	122	20.11 to 26.56	7.7% to 8.0%	3.2%
MainStay VP MacKay Government—Initial Class	2018	$714	44	$16.16 to $20.63	(0.4%) to (0.1%)	2.9%
	2017	500	31	16.17 to 16.17	2.1% to 2.1%	2.2%
	2016	1,069	67	15.83 to 15.83	1.1% to 1.1%	1.2%
	2015	2,116	135	15.66 to 20.18	0.2% to 0.5%	2.6%
	2014	2,254	145	15.58 to 20.14	4.3% to 4.6%	2.8%
MainStay VP MacKay Growth—Initial Class	2018	$206	9	$24.06 to $24.06	(4.2%) to (4.2%)	0.6%
	2017	219	9	25.12 to 25.12	30.4% to 30.4%	0.2%
	2016	285	15	19.26 to 19.26	0.4% to 0.4%	0.2%
	2015	184	10	17.69 to 19.19	2.3% to 2.6%	0.0%
	2014	9,969	535	17.30 to 18.70	8.5% to 8.8%	0.6%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2018	$37,726	1,502	$24.87 to $34.99	(1.8%) to (1.5%)	5.9%
	2017	40,843	1,607	25.24 to 35.62	6.5% to 6.9%	6.1%
	2016	41,173	1,733	23.62 to 33.43	15.9% to 16.2%	5.6%
	2015	36,975	1,811	20.32 to 28.85	(1.9%) to (1.6%)	6.0%
	2014	34,339	1,660	20.64 to 29.40	1.5% to 1.8%	5.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP MacKay International Equity—Initial Class	2018	$45,143	1,965	$21.33 to $26.49	(11.8%) to (11.6%)	1.2%
	2017	50,187	1,925	24.12 to 30.02	32.2% to 32.6%	0.6%
	2016	37,640	1,909	18.19 to 22.70	(5.2%) to (4.9%)	0.8%
	2015	43,231	2,086	19.13 to 23.94	5.8% to 6.2%	1.0%
	2014	41,890	2,140	18.02 to 22.60	(2.9%) to (2.6%)	0.7%
MainStay VP MacKay Mid Cap Core—Initial Class	2018	$14,966	445	$33.60 to $33.60	(12.0%) to (12.0%)	1.0%
	2017	15,430	404	38.17 to 38.17	19.1% to 19.1%	0.7%
	2016	97,182	2,392	32.04 to 42.32	10.9% to 11.2%	0.8%
	2015	87,757	2,392	28.82 to 38.16	(3.9%) to (3.7%)	0.6%
	2014	90,129	2,345	29.92 to 39.72	14.1% to 14.4%	0.5%
MainStay VP MacKay S&P 500 Index—Initial Class	2018	$373,637	12,805	$28.98 to $29.76	(4.8%) to (4.5%)	1.6%
	2017	392,986	12,825	30.40 to 31.25	21.1% to 21.5%	1.5%
	2016	236,566	9,419	25.02 to 25.79	11.3% to 11.6%	1.6%
	2015	223,328	9,902	22.42 to 23.16	0.8% to 1.1%	1.4%
	2014	218,455	9,766	22.17 to 22.96	13.0% to 13.3%	1.5%
MainStay VP MacKay Small Cap Core—Initial Class	2018	$4,942	452	$10.92 to $10.92	(15.1%) to (15.1%)	0.0%
	2017	6,241	485	12.82 to 12.87	13.6% to 13.9%	0.0%
	2016	4,730	419	11.28 to 11.29	12.8% to 12.9%	0.2%
MainStay VP Mellon Natural Resources—Initial Class	2018	$1,487	250	$5.95 to $5.95	(28.6%) to (28.6%)	0.0%
	2017	2,208	265	8.33 to 8.33	(0.7%) to (0.7%)	0.0%
	2016	2,958	353	8.39 to 8.39	43.3% to 43.3%	0.5%
	2015	4,098	700	5.85 to 5.85	(33.0%) to (33.0%)	0.4%
	2014	4,149	475	8.73 to 8.73	(18.8%) to (18.8%)	0.4%
MainStay VP T. Rowe Price Equity Income—Initial Class	2018	$10,910	631	$16.97 to $17.32	(9.7%) to (9.4%)	1.8%
	2017	17,216	902	18.79 to 19.11	15.9% to 16.2%	2.2%
	2016	13,753	837	16.22 to 16.45	18.5% to 18.8%	1.9%
	2015	15,318	1,108	13.69 to 13.84	(7.1%) to (6.8%)	1.7%
	2014	24,739	1,667	14.73 to 14.85	7.4% to 7.7%	1.4%
MainStay VP U.S. Government Money Market—Initial Class	2018	$25,970	21,723	$1.16 to $1.31	1.1% to 1.4%	1.4%
	2017	55,763	47,073	1.14 to 1.30	0.1% to 0.4%	0.4%
	2016	87,734	74,727	1.14 to 1.30	(0.3%) to 0.0%	0.0%
	2015	76,382	65,148	1.14 to 1.30	(0.3%) to 0.0%	0.0%
	2014	108,877	92,621	1.15 to 1.30	(0.3%) to 0.0%	0.0%
AB VPS International Value Portfolio—Class A	2018	$2	—	$6.44 to $6.44	(22.8%) to (22.8%)	1.5%
	2017	3	—	8.34 to 8.34	25.4% to 25.4%	0.7%
	2016	23	3	6.65 to 6.65	(0.5%) to (0.5%)	1.3%
	2015	23	3	6.68 to 6.68	2.6% to 2.6%	2.5%
	2014	23	4	6.52 to 6.52	(6.2%) to (6.2%)	3.6%
AB VPS Small/Mid Cap Value Portfolio—Class A	2018	$3,522	154	$22.81 to $22.81	(15.0%) to (15.0%)	0.5%
	2017	4,788	178	26.85 to 26.85	13.1% to 13.1%	0.5%
	2016	6,430	271	23.73 to 23.73	25.1% to 25.1%	0.6%
	2015	4,123	217	18.97 to 18.97	(5.5%) to (5.5%)	0.8%
	2014	4,518	225	20.07 to 20.07	9.2% to 9.2%	0.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Alger SMid Cap Focus Portfolio—Class I-2	2018	$857	42	$20.29 to $20.29	(3.2%) to (3.2%)	0.0%
	2017	961	46	20.96 to 20.96	36.9% to 36.9%	0.0%
	2016	554	36	15.31 to 15.31	3.8% to 3.8%	0.0%
	2015	493	33	14.74 to 14.74	(0.4%) to (0.4%)	0.0%
	2014	442	30	14.80 to 14.80	4.9% to 4.9%	0.0%
American Century Investments® VP Inflation Protection Fund—Class II	2018	$1,694	167	$10.12 to $10.12	(2.8%) to (2.8%)	2.9%
	2017	3,317	318	10.42 to 10.42	3.7% to 3.7%	2.3%
	2016	3,326	331	10.05 to 10.05	4.4% to 4.4%	1.9%
	2015	3,422	356	9.63 to 9.63	(2.5%) to (2.5%)	1.7%
	2014	877	89	9.87 to 9.87	3.3% to 3.3%	1.3%
American Century Investments® VP Mid Cap Value Fund—Class II	2018	$1,039	75	$13.86 to $13.86	(13.0%) to (13.0%)	1.3%
	2017	1,754	110	15.92 to 15.92	11.5% to 11.5%	1.3%
	2016	4,271	299	14.28 to 14.28	22.7% to 22.7%	1.5%
	2015	4,172	358	11.64 to 11.64	(1.6%) to (1.6%)	1.6%
	2014	527	45	11.83 to 11.83	16.2% to 16.2%	1.0%
American Century Investments® VP Value Fund—Class II	2018	$4,868	213	$22.58 to $24.01	(9.5%) to (9.3%)	1.5%
	2017	16,357	654	24.88 to 26.53	8.3% to 8.6%	1.5%
	2016	17,852	776	22.92 to 24.50	20.0% to 20.3%	1.6%
	2015	13,149	687	19.05 to 20.42	(4.3%) to (4.0%)	2.1%
	2014	5,797	289	19.85 to 21.33	12.6% to 12.9%	1.4%
American Funds IS Asset Allocation Fund—Class 1	2018	$3,581	313	$11.44 to $11.44	(4.4%) to (4.4%)	2.1%
	2017	3,135	262	11.96 to 11.96	16.5% to 16.5%	1.8%
	2016	3,967	386	10.27 to 10.27	2.7% to 2.7%	1.5%
American Funds IS Blue Chip Income and Growth Fund—Class 1	2018	$90	10	$9.37 to $9.37	(6.3%) to (6.3%)	2.6%
American Funds IS Global Bond Fund—Class 1	2018	56	5	$10.90 to $10.90	(1.1%) to (1.1%)	2.5%
	2017	21	2	11.02 to 11.02	7.1% to 7.1%	1.0%
	2016	5	—	10.29 to 10.29	2.9% to 2.9%	0.7%
American Funds IS Global Growth Fund—Class 1	2018	$2,277	105	$21.70 to $21.70	(8.8%) to (8.8%)	0.9%
	2017	2,066	87	23.79 to 23.79	31.8% to 31.8%	0.9%
	2016	1,935	107	18.05 to 18.05	0.9% to 0.9%	1.2%
	2015	1,923	107	17.90 to 17.90	7.2% to 7.2%	1.3%
	2014	1,529	92	16.69 to 16.69	2.5% to 2.5%	1.1%
American Funds IS Global Small Capitalization Fund— Class 1	2018	$1,040	90	$11.62 to $11.62	(10.3%) to (10.3%)	0.3%
	2017	1,318	102	12.95 to 12.95	26.2% to 26.2%	0.7%
	2016	984	96	10.26 to 10.26	2.6% to 2.6%	0.4%
American Funds IS Growth Fund—Class 1	2018	$10,876	806	$13.41 to $13.49	(0.3%) to (0.0%)	0.7%
	2017	10,742	796	13.49 to 13.49	28.6% to 28.6%	0.7%
	2016	8,945	853	10.49 to 10.49	4.9% to 4.9%	0.6%
American Funds IS Growth-Income Fund—Class 1	2018	$1,543	121	$12.72 to $12.72	(1.5%) to (1.5%)	1.6%
	2017	1,746	135	12.87 to 12.92	22.4% to 22.7%	1.8%
	2016	1,506	143	10.52 to 10.53	5.2% to 5.3%	1.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Funds IS International Fund—Class 1	2018	$22,509	1,930	$11.59 to $11.66	(13.2%) to (12.9%)	2.0%
	2017	34,901	2,606	13.39 to 13.39	32.5% to 32.5%	1.5%
	2016	32,553	3,219	10.11 to 10.11	1.1% to 1.1%	1.4%
American Funds IS New World Fund®—Class 1	2018	$6,815	610	$11.10 to $11.17	(14.0%) to (13.8%)	1.1%
	2017	5,089	393	12.96 to 12.96	29.7% to 29.7%	1.3%
	2016	3,085	309	9.99 to 9.99	(0.1%) to (0.1%)	1.0%
BlackRock® Global Allocation V.I. Fund—Class I	2018	$10,754	1,002	$10.62 to $10.73	(7.6%) to (7.3%)	1.0%
	2017	4,967	429	11.58 to 11.58	13.9% to 13.9%	1.3%
	2016	4,258	419	10.17 to 10.17	4.1% to 4.1%	2.0%
	2015	453	46	9.77 to 9.77	(0.7%) to (0.7%)	1.5%
BlackRock® High Yield V.I. Fund—Class I	2018	$229	20	$11.50 to $11.50	(2.7%) to (2.7%)	5.4%
	2017	200	17	11.81 to 11.81	7.3% to 7.3%	5.0%
	2016	114	10	11.01 to 11.01	12.9% to 12.9%	4.5%
ClearBridge Variable Appreciation Portfolio—Class I	2018	$—	—	$9.95 to $9.95	(0.5%) to (0.5%)	1.2%
ClearBridge Variable Large Cap Growth Portfolio—Class I	2018	$89	8	$11.44 to $11.44	0.0% to 0.0%	0.5%
	2017	7	1	11.44 to 11.44	14.4% to 14.4%	0.2%
Davis Value Portfolio	2018	$363	19	$19.33 to $19.33	(13.6%) to (13.6%)	0.9%
	2017	413	18	22.37 to 22.37	22.6% to 22.6%	0.4%
	2016	815	45	18.25 to 18.25	11.9% to 11.9%	1.3%
	2015	1,025	63	16.31 to 16.31	1.6% to 1.6%	0.8%
	2014	1,076	67	16.05 to 16.05	6.1% to 6.1%	1.0%
Delaware VIP® Emerging Markets Series—Standard Class	2018	$4,191	343	$12.22 to $12.22	(15.8%) to (15.8%)	1.7%
	2017	1,819	125	14.52 to 14.52	40.6% to 40.6%	0.5%
	2016	1,345	130	10.33 to 10.33	13.9% to 13.9%	1.1%
	2015	489	54	9.07 to 9.07	(14.5%) to (14.5%)	1.1%
	2014	6	1	10.61 to 10.61	6.1% to 6.1%	0.0%
Delaware VIP® International Value Equity Series—Standard Class	2018	$191	23	$8.37 to $8.37	(17.6%) to (17.6%)	3.8%
	2017	830	82	10.16 to 10.16	22.5% to 22.5%	1.8%
	2016	1,314	158	8.30 to 8.30	4.2% to 4.2%	1.8%
	2015	1,360	171	7.96 to 7.96	0.5% to 0.5%	1.9%
	2014	1,542	195	7.92 to 7.92	(8.7%) to (8.7%)	1.6%
Delaware VIP® Small Cap Value Series—Standard Class	2018	$6,296	377	$16.71 to $16.71	(16.7%) to (16.7%)	0.8%
	2017	12,150	606	20.06 to 20.06	12.0% to 12.0%	0.8%
	2016	11,888	664	17.90 to 17.90	31.4% to 31.4%	1.0%
	2015	8,941	656	13.62 to 13.62	(6.2%) to (6.2%)	0.7%
	2014	5,560	383	14.53 to 14.53	5.9% to 5.9%	0.6%
DFA VA Global Bond Portfolio	2018	$5,175	491	$10.54 to $10.54	1.7% to 1.7%	4.6%
	2017	5,011	484	10.35 to 10.35	2.1% to 2.1%	2.0%
	2016	3,148	310	10.14 to 10.14	1.7% to 1.7%	4.6%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DFA VA International Small Portfolio	2018	$2,997	259	$11.58 to $11.58	(19.8%) to (19.8%)	1.6%
	2017	3,544	246	14.43 to 14.43	29.9% to 29.9%	2.6%
	2016	3,664	330	11.11 to 11.11	6.2% to 6.2%	3.8%
	2015	825	79	10.45 to 10.45	5.8% to 5.8%	4.3%
	2014	—	—	9.88 to 9.88	(1.2%) to (1.2%)	0.0%
DFA VA U.S. Large Value Portfolio	2018	$7,572	627	$12.08 to $12.08	(12.1%) to (12.1%)	2.9%
	2017	4,058	295	13.75 to 13.75	19.1% to 19.1%	2.0%
	2016	2,528	219	11.54 to 11.54	18.9% to 18.9%	4.7%
	2015	65	7	9.71 to 9.71	(3.4%) to (3.4%)	5.3%
DFA VA U.S. Targeted Value Portfolio	2018	$2,349	195	$12.07 to $12.07	(15.9%) to (15.9%)	0.9%
	2017	4,907	342	14.35 to 14.35	9.8% to 9.8%	1.1%
	2016	3,413	261	13.07 to 13.07	27.5% to 27.5%	1.1%
	2015	2,002	195	10.25 to 10.25	(5.2%) to (5.2%)	1.0%
	2014	376	35	10.82 to 10.82	3.7% to 3.7%	1.2%
DFA VIT Inflation-Protected Securities Portfolio	2018	$7,111	676	$10.52 to $10.52	(1.3%) to (1.3%)	1.6%
	2017	9,911	930	10.66 to 10.66	3.3% to 3.3%	2.8%
	2016	5,186	502	10.32 to 10.32	4.5% to 4.5%	1.7%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2018	$6,727	195	$34.48 to $34.48	(1.0%) to (1.0%)	0.0%
	2017	6,744	194	34.82 to 34.82	42.6% to 42.6%	0.0%
	2016	3,521	144	24.41 to 24.41	4.7% to 4.7%	0.0%
	2015	3,622	155	23.31 to 23.31	6.2% to 6.2%	0.0%
	2014	3,351	153	21.96 to 21.96	6.8% to 6.8%	0.0%
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	2018	$9	—	$18.75 to $18.75	(19.1%) to (19.1%)	0.0%
	2017	14	1	23.18 to 23.18	24.7% to 24.7%	0.0%
	2016	16	1	18.59 to 18.59	17.1% to 17.1%	0.0%
	2015	19	1	15.88 to 15.88	(2.3%) to (2.3%)	0.0%
	2014	23	1	16.25 to 16.25	1.6% to 1.6%	0.0%
DWS Alternative Asset Allocation VIP—Class A	2018	$34	4	$9.49 to $9.49	(9.1%) to (9.1%)	1.8%
	2017	27	3	10.45 to 10.45	7.4% to 7.4%	1.9%
	2016	14	1	9.73 to 9.73	5.3% to 5.3%	2.3%
	2015	2	—	9.24 to 9.24	(6.3%) to (6.3%)	0.0%
DWS Global Small Cap VIP—Class A	2018	$138	11	$13.05 to $13.05	(20.5%) to (20.5%)	0.3%
	2017	236	14	16.42 to 16.42	20.0% to 20.0%	0.0%
	2016	243	18	13.68 to 13.68	1.6% to 1.6%	0.4%
	2015	229	17	13.47 to 13.47	1.2% to 1.2%	1.3%
	2014	856	64	13.31 to 13.31	(4.1%) to (4.1%)	0.9%
DWS Small Cap Index VIP—Class A	2018	$39,039	1,453	$20.14 to $26.88	(11.5%) to (11.2%)	1.0%
	2017	44,216	1,460	30.28 to 30.28	14.3% to 14.3%	1.0%
	2016	41,846	1,580	26.49 to 26.49	21.0% to 21.0%	0.9%
	2015	21,751	994	21.89 to 21.89	(4.6%) to (4.6%)	1.1%
	2014	23,327	1,017	22.94 to 22.94	4.7% to 4.7%	1.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DWS Small Mid Cap Value VIP—Class A	2018	$954	60	$16.03 to $16.03	(16.0%) to (16.0%)	1.7%
	2017	1,503	79	19.09 to 19.09	10.5% to 10.5%	0.7%
	2016	1,060	61	17.27 to 17.27	16.9% to 16.9%	0.6%
	2015	1,236	84	14.77 to 14.77	(1.9%) to (1.9%)	0.3%
	2014	1,788	119	15.06 to 15.06	5.5% to 5.5%	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2018	$12,625	383	$32.20 to $42.49	(6.7%) to (6.4%)	0.7%
	2017	16,160	459	34.39 to 45.52	21.5% to 21.9%	1.0%
	2016	23,995	839	28.22 to 37.46	7.7% to 8.0%	0.8%
	2015	25,531	964	26.13 to 34.79	0.4% to 0.7%	1.0%
	2014	35,101	1,339	25.95 to 34.66	11.6% to 11.9%	1.0%
Fidelity® VIP Emerging Markets Portfolio—Initial Class	2018	$65	8	$8.33 to $8.33	(16.7%) to (16.7%)	0.9%
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	2018	$950	41	$23.28 to $27.88	(8.6%) to (8.3%)	1.5%
	2017	2,280	90	25.39 to 30.48	12.6% to 12.9%	1.9%
	2016	1,785	79	22.49 to 27.06	17.7% to 18.0%	0.7%
	2015	7,381	387	19.05 to 22.99	(4.3%) to (4.0%)	3.7%
	2014	6,606	333	19.84 to 24.00	8.4% to 8.7%	2.9%
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	2018	$2,382	125	$19.01 to $19.01	(4.0%) to (4.0%)	1.5%
	2017	2,252	114	19.81 to 19.81	13.1% to 13.1%	1.5%
	2016	2,373	135	17.52 to 17.52	5.5% to 5.5%	1.4%
	2015	2,540	153	16.61 to 16.61	(0.3%) to (0.3%)	1.5%
	2014	11,988	720	16.66 to 16.66	4.5% to 4.5%	1.6%
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	2018	$12,399	638	$16.85 to $19.46	(6.1%) to (5.9%)	1.5%
	2017	14,068	681	17.95 to 20.67	16.3% to 16.6%	1.6%
	2016	10,464	590	15.43 to 17.73	5.9% to 6.1%	1.6%
	2015	10,267	615	14.57 to 16.70	(0.5%) to (0.3%)	1.8%
	2014	20,420	1,219	14.65 to 16.75	4.6% to 4.8%	1.8%
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	2018	$8,994	453	$19.85 to $19.85	(7.8%) to (7.8%)	1.4%
	2017	8,675	403	21.52 to 21.52	21.0% to 21.0%	1.4%
	2016	7,054	396	17.79 to 17.79	6.6% to 6.6%	1.5%
	2015	7,254	435	16.69 to 16.69	(0.2%) to (0.2%)	1.8%
	2014	12,260	733	16.73 to 16.73	5.0% to 5.0%	1.8%
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	2018	$4,899	234	$20.93 to $20.93	(9.9%) to (9.9%)	1.3%
	2017	4,385	189	23.22 to 23.22	23.6% to 23.6%	1.2%
	2016	3,772	201	18.79 to 18.79	6.8% to 6.8%	1.4%
	2015	2,923	166	17.59 to 17.59	(0.3%) to (0.3%)	1.7%
	2014	4,181	237	17.63 to 17.63	4.9% to 4.9%	1.8%
Fidelity® VIP Freedom 2050 Portfolio—Initial Class	2018	$17	2	$10.15 to $10.15	(9.9%) to (9.9%)	1.4%
Fidelity® VIP Government Money Market Portfolio—Initial Class	2018	$534,224	52,896	$10.08 to $10.33	1.4% to 1.7%	1.7%
	2017	33,090	3,256	10.16 to 10.16	0.7% to 0.7%	0.7%
	2016	39,590	3,923	10.09 to 10.09	0.2% to 0.2%	0.2%
	2015	36,316	3,605	10.07 to 10.07	0.0% to 0.0%	0.0%
	2014	39,901	3,962	10.07 to 10.07	0.0% to 0.0%	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Growth Portfolio—Initial Class	2018	$2,328	76	$30.44 to $30.77	(0.4%) to (0.2%)	0.2%
	2017	2,551	84	30.49 to 30.90	34.8% to 35.1%	0.2%
	2016	1,537	68	22.57 to 22.92	0.5% to 0.8%	0.0%
	2015	1,496	67	22.39 to 22.80	6.9% to 7.2%	0.2%
	2014	2,652	127	20.89 to 21.32	11.0% to 11.3%	0.2%
Fidelity® VIP Index 500 Portfolio—Initial Class	2018	$154,866	5,244	$29.54 to $35.34	(4.7%) to (4.5%)	1.9%
	2017	164,443	5,317	30.93 to 37.10	21.4% to 21.7%	1.9%
	2016	149,461	5,882	25.41 to 30.55	11.6% to 11.9%	1.6%
	2015	116,508	5,129	22.72 to 27.38	1.1% to 1.3%	2.0%
	2014	99,603	4,444	22.42 to 27.09	13.3% to 13.6%	1.7%
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2018	$18,546	1,039	$17.73 to $19.63	(0.8%) to (0.5%)	2.5%
	2017	24,043	1,341	17.82 to 19.78	4.0% to 4.2%	2.4%
	2016	26,091	1,518	17.10 to 19.03	4.5% to 4.7%	2.2%
	2015	27,943	1,703	16.33 to 18.22	(0.8%) to (0.6%)	2.7%
	2014	14,672	884	16.43 to 18.37	5.6% to 5.8%	2.5%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2018	$11,825	349	$33.18 to $41.12	(14.8%) to (14.5%)	0.6%
	2017	14,062	353	38.82 to 48.24	20.5% to 20.8%	0.6%
	2016	15,097	461	32.13 to 40.03	12.0% to 12.2%	0.3%
	2015	26,901	931	28.63 to 35.76	(1.6%) to (1.4%)	0.5%
	2014	32,068	1,096	29.03 to 36.35	6.0% to 6.3%	0.3%
Fidelity® VIP Overseas Portfolio—Initial Class	2018	$8,992	495	$18.17 to $18.17	(14.8%) to (14.8%)	1.6%
	2017	13,514	634	21.32 to 21.32	30.3% to 30.3%	1.5%
	2016	9,833	601	16.37 to 16.37	(5.1%) to (5.1%)	1.5%
	2015	9,687	562	13.52 to 17.24	3.4% to 3.6%	1.4%
	2014	10,512	632	13.08 to 16.64	(8.3%) to (8.1%)	1.3%
Fidelity® VIP Real Estate Portfolio—Initial Class	2018	$12,594	929	$13.56 to $13.56	(6.2%) to (6.2%)	2.7%
	2017	12,570	869	14.46 to 14.46	4.1% to 4.1%	2.0%
	2016	3,042	219	13.90 to 13.90	5.7% to 5.7%	1.4%
	2015	3,153	240	13.14 to 13.14	3.7% to 3.7%	2.3%
	2014	2,001	158	12.67 to 12.67	30.2% to 30.2%	2.2%
Fidelity® VIP Strategic Income Portfolio—Initial Class	2018	$102	10	$10.55 to $10.55	(2.6%) to (2.6%)	4.3%
	2017	84	8	10.83 to 10.83	7.8% to 7.8%	4.2%
	2016	30	3	10.05 to 10.05	0.5% to 0.5%	12.4%
Fidelity® VIP Value Portfolio—Initial Class	2018	$368	35	$10.53 to $10.53	(13.8%) to (13.8%)	1.1%
	2017	377	31	12.23 to 12.23	15.6% to 15.6%	2.1%
	2016	149	14	10.58 to 10.58	12.1% to 12.1%	1.1%
	2015	87	9	9.44 to 9.44	(5.6%) to (5.6%)	1.5%
Fidelity® VIP Value Strategies Portfolio—Service Class 2	2018	$288	12	$23.98 to $23.98	(17.5%) to (17.5%)	0.7%
	2017	302	10	29.07 to 29.07	19.1% to 19.1%	1.2%
	2016	496	20	24.41 to 24.41	9.3% to 9.3%	0.9%
	2015	495	22	22.34 to 22.34	(3.2%) to (3.2%)	0.8%
	2014	558	24	23.08 to 23.08	6.5% to 6.5%	0.8%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Invesco V.I. American Value Fund—Series I Shares	2018	$2,553	71	$36.02 to $36.02	(12.6%) to (12.6%)	0.5%
	2017	3,707	90	41.23 to 41.23	10.0% to 10.0%	0.8%
	2016	5,332	142	37.50 to 37.50	15.5% to 15.5%	0.3%
	2015	8,110	250	32.47 to 32.47	(9.1%) to (9.1%)	0.3%
	2014	8,387	235	35.73 to 35.73	9.8% to 9.8%	0.4%
Invesco V.I. Global Real Estate Fund—Series I Shares	2018	$3,179	213	$13.05 to $15.05	(6.4%) to (6.2%)	3.8%
	2017	3,585	225	13.94 to 16.04	12.8% to 13.0%	3.2%
	2016	3,338	236	12.36 to 14.19	1.8% to 2.0%	1.3%
	2015	4,516	326	12.14 to 13.90	(1.7%) to (1.5%)	3.2%
	2014	4,925	350	12.35 to 14.11	14.3% to 14.6%	1.7%
Invesco V.I. International Growth Fund—Series I Shares	2018	$12,164	757	$16.08 to $16.08	(15.0%) to (15.0%)	2.0%
	2017	17,230	911	18.91 to 18.91	23.0% to 23.0%	1.5%
	2016	14,193	923	15.37 to 15.37	(0.5%) to (0.5%)	1.1%
	2015	18,574	1,203	15.44 to 15.44	(2.3%) to (2.3%)	1.5%
	2014	16,219	1,026	15.81 to 15.81	0.3% to 0.3%	1.6%
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	2018	$767	46	$16.85 to $16.85	(11.4%) to (11.4%)	0.5%
	2017	887	47	19.01 to 19.01	14.9% to 14.9%	0.5%
	2016	825	50	16.54 to 16.54	13.4% to 13.4%	0.1%
	2015	650	45	14.58 to 14.58	(4.0%) to (4.0%)	0.4%
	2014	752	49	15.20 to 15.20	4.4% to 4.4%	0.1%
Janus Henderson Enterprise Portfolio—Institutional Shares	2018	$9,819	215	$45.70 to $45.70	(0.4%) to (0.4%)	0.2%
	2017	10,628	232	45.89 to 45.89	27.4% to 27.4%	0.3%
	2016	10,232	284	36.02 to 36.02	12.4% to 12.4%	0.2%
	2015	6,562	205	32.05 to 32.05	4.0% to 4.0%	0.7%
	2014	7,199	234	30.81 to 30.81	12.5% to 12.5%	0.2%
Janus Henderson Flexible Bond Portfolio—Institutional Shares	2018	$2,166	206	$10.50 to $10.50	(1.0%) to (1.0%)	3.1%
	2017	2,384	225	10.61 to 10.61	3.6% to 3.6%	3.0%
	2016	4,799	469	10.24 to 10.24	2.5% to 2.5%	3.0%
	2015	4,731	474	9.99 to 9.99	0.2% to 0.2%	3.1%
	2014	1	—	9.97 to 9.97	(0.3%) to (0.3%)	0.0%
Janus Henderson Forty Portfolio—Institutional Shares	2018	$4,117	122	$33.70 to $33.70	2.0% to 2.0%	0.0%
	2017	4,043	122	33.05 to 33.05	30.3% to 30.3%	0.0%
	2016	2,682	106	25.36 to 25.36	2.2% to 2.2%	0.0%
	2015	3,905	157	24.81 to 24.81	12.2% to 12.2%	0.0%
	2014	3,163	143	22.11 to 22.11	8.7% to 8.7%	0.2%
Janus Henderson Global Research Portfolio—Institutional Shares	2018	$558	28	$19.88 to $20.95	(7.1%) to (6.9%)	1.1%
	2017	616	28	21.34 to 22.56	26.6% to 27.0%	0.8%
	2016	599	35	16.80 to 17.81	1.8% to 2.1%	1.1%
	2015	618	37	16.46 to 17.50	(2.6%) to (2.3%)	0.7%
	2014	654	38	16.85 to 17.97	7.1% to 7.4%	1.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Lazard Retirement International Equity Portfolio—Service Shares	2018	$1,626	103	$13.05 to $16.05	(14.1%) to (13.9%)	1.6%
	2017	2,578	140	15.19 to 18.65	22.0% to 22.3%	2.6%
	2016	2,144	142	12.45 to 15.24	(4.5%) to (4.3%)	1.3%
	2015	2,148	136	13.04 to 15.93	1.5% to 1.7%	1.6%
	2014	3,692	237	12.85 to 15.65	(4.4%) to (4.2%)	1.5%
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	2018	$148	12	$12.25 to $12.25	4.9% to 4.9%	0.0%
	2017	204	17	11.68 to 11.68	29.9% to 29.9%	0.0%
	2016	178	20	8.99 to 8.99	(2.6%) to (2.6%)	0.0%
	2015	35	4	9.23 to 9.23	(8.2%) to (8.2%)	0.0%
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	2018	$1,875	85	$22.14 to $27.54	(15.3%) to (15.0%)	0.7%
	2017	2,588	99	26.06 to 32.50	6.6% to 6.8%	0.6%
	2016	1,449	59	24.39 to 30.50	16.1% to 16.4%	0.5%
	2015	1,877	89	20.95 to 26.27	(4.0%) to (3.8%)	0.5%
	2014	5,780	265	21.78 to 27.37	11.2% to 11.5%	0.4%
LVIP Baron Growth Opportunities Fund—Service Class	2018	$8,576	304	$21.07 to $28.32	(4.2%) to (3.9%)	0.0%
	2017	12,743	434	21.99 to 29.48	26.9% to 27.2%	0.0%
	2016	11,301	489	17.32 to 23.17	5.3% to 5.6%	0.5%
	2015	12,785	584	16.45 to 21.95	(5.0%) to (4.8%)	0.0%
	2014	15,489	674	17.32 to 23.05	4.6% to 4.9%	0.2%
LVIP Mondrian International Value Fund—Standard Class	2018	$21	2	$10.31 to $10.31	(11.5%) to (11.5%)	3.4%
	2017	20	2	11.65 to 11.65	21.3% to 21.3%	3.6%
	2016	15	2	9.60 to 9.60	4.0% to 4.0%	3.1%
LVIP SSgA Bond Index Fund—Standard Class	2018	$25,957	2,328	$11.15 to $11.15	(0.3%) to (0.3%)	3.0%
	2017	21,597	1,930	11.19 to 11.19	3.2% to 3.2%	2.5%
	2016	20,579	1,898	10.84 to 10.84	2.3% to 2.3%	3.0%
	2015	11,329	1,069	10.60 to 10.60	0.3% to 0.3%	2.5%
	2014	11,617	1,098	10.58 to 10.58	5.8% to 5.8%	3.4%
LVIP SSgA Developed International 150 Fund—Standard Class	2018	$4,315	295	$14.62 to $14.62	(15.2%) to (15.2%)	3.6%
	2017	4,731	274	17.25 to 17.25	23.6% to 23.6%	5.0%
	2016	2,937	210	13.96 to 13.96	9.7% to 9.7%	3.9%
	2015	2,715	213	12.72 to 12.72	(4.3%) to (4.3%)	3.3%
	2014	1,136	85	13.29 to 13.29	0.9% to 0.9%	4.2%
LVIP SSgA Emerging Markets 100 Fund—Standard Class	2018	$4,335	437	$9.92 to $9.92	(12.3%) to (12.3%)	4.4%
	2017	7,201	636	11.31 to 11.31	23.8% to 23.8%	2.6%
	2016	6,071	665	9.14 to 9.14	15.4% to 15.4%	2.2%
	2015	8,303	1,049	7.92 to 7.92	(17.0%) to (17.0%)	4.6%
	2014	6,115	641	9.54 to 9.54	(3.4%) to (3.4%)	4.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
LVIP SSgA International Index Fund—Standard Class	2018	$23,048	1,737	$13.27 to $13.27	(13.7%) to (13.7%)	2.6%
	2017	22,580	1,469	15.37 to 15.37	24.7% to 24.7%	2.7%
	2016	21,031	1,706	12.33 to 12.33	1.0% to 1.0%	4.7%
	2015	9,220	755	12.21 to 12.21	(1.2%) to (1.2%)	3.1%
	2014	6,139	497	12.36 to 12.36	(5.8%) to (5.8%)	3.7%
MFS® Global Real Estate Portfolio—Initial Class	2018	$44	4	$11.96 to $11.96	(3.0%) to (3.0%)	4.8%
	2017	27	2	12.33 to 12.33	13.3% to 13.3%	4.7%
	2016	12	1	10.88 to 10.88	7.9% to 7.9%	0.0%
MFS® Global Tactical Allocation Portfolio—Initial Class	2018	$2,316	159	$14.56 to $14.56	(4.5%) to (4.5%)	0.8%
	2017	2,508	165	15.24 to 15.24	10.8% to 10.8%	3.2%
	2016	4,275	311	13.75 to 13.75	6.2% to 6.2%	0.0%
	2015	5,950	460	12.95 to 12.95	(2.2%) to (2.2%)	5.2%
	2014	9,943	751	13.24 to 13.24	4.5% to 4.5%	3.0%
MFS® International Value Portfolio—Initial Class	2018	$19,758	1,011	$19.55 to $19.55	(9.5%) to (9.5%)	1.1%
	2017	22,606	1,047	21.60 to 21.60	27.1% to 27.1%	1.4%
	2016	18,460	1,087	16.99 to 16.99	4.1% to 4.1%	1.4%
	2015	20,257	1,241	16.16 to 16.33	6.4% to 6.7%	2.0%
	2014	12,991	849	15.19 to 15.31	1.1% to 1.3%	1.8%
MFS® Investors Trust Series—Initial Class	2018	$83	2	$34.01 to $34.01	(5.7%) to (5.7%)	0.6%
	2017	90	2	36.08 to 36.08	23.0% to 23.0%	0.7%
	2016	75	3	29.32 to 29.32	8.3% to 8.3%	0.9%
	2015	70	3	27.07 to 27.07	(0.0%) to (0.0%)	0.9%
	2014	71	3	27.08 to 27.08	10.7% to 10.7%	0.8%
MFS® Mid Cap Value Portfolio—Initial Class	2018	$940	88	$10.64 to $10.64	(11.4%) to (11.4%)	0.9%
	2017	1,039	86	12.02 to 12.02	13.7% to 13.7%	1.2%
	2016	606	57	10.57 to 10.57	5.7% to 5.7%	0.0%
MFS® New Discovery Series—Initial Class	2018	$4	—	$31.24 to $31.24	(1.5%) to (1.5%)	0.0%
	2017	6	—	31.71 to 31.71	26.7% to 26.7%	0.0%
	2016	7	—	25.04 to 25.04	9.1% to 9.1%	0.0%
	2015	10	—	22.96 to 22.96	(1.9%) to (1.9%)	0.0%
	2014	12	1	23.40 to 23.40	(7.3%) to (7.3%)	0.0%
MFS® Value Series—Initial Class	2018	$49,718	1,790	$21.48 to $27.80	(10.3%) to (10.1%)	1.7%
	2017	39,038	1,263	30.92 to 30.92	17.7% to 17.7%	1.9%
	2016	29,507	1,123	26.28 to 26.28	14.1% to 14.1%	2.2%
	2015	21,526	935	23.03 to 23.03	(0.7%) to (0.7%)	2.3%
	2014	21,677	934	23.20 to 23.20	10.5% to 10.5%	1.4%
Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	2018	$5,147	223	$23.07 to $23.07	(6.9%) to (6.9%)	5.0%
	2017	6,147	248	24.79 to 24.79	9.7% to 9.7%	5.6%
	2016	5,498	243	22.60 to 22.60	10.6% to 10.6%	6.2%
	2015	6,849	335	18.59 to 20.44	(1.4%) to (1.1%)	5.4%
	2014	6,346	307	18.84 to 20.67	2.7% to 2.9%	5.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	2018	$261	22	$11.68 to $11.68	(7.9%) to (7.9%)	3.0%
	2017	284	22	12.68 to 12.68	13.0% to 13.0%	1.2%
	2016	11	1	11.23 to 11.23	15.3% to 15.3%	0.0%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2018	$4,752	148	$32.02 to $38.10	(7.9%) to (7.7%)	2.7%
	2017	4,927	142	34.70 to 41.39	2.9% to 3.1%	1.0%
	2016	15,932	473	33.65 to 40.24	6.5% to 6.8%	1.3%
	2015	15,821	502	31.50 to 37.77	1.9% to 2.2%	1.3%
	2014	13,710	444	30.83 to 37.06	29.4% to 29.7%	1.4%
Neuberger Berman AMT Large Cap Value Portfolio—Class I	2018	$383	22	$17.18 to $17.18	(1.0%) to (1.0%)	1.1%
	2017	619	36	17.36 to 17.36	13.4% to 13.4%	0.5%
	2016	736	48	15.31 to 15.31	27.4% to 27.4%	0.8%
	2015	892	74	12.02 to 12.02	(11.8%) to (11.8%)	0.9%
	2014	1,010	74	13.63 to 13.63	9.9% to 9.9%	0.8%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	2018	$75	7	$10.95 to $10.95	(15.3%) to (15.3%)	0.7%
	2017	86	7	12.92 to 12.92	16.7% to 16.7%	1.4%
	2016	3	—	11.07 to 11.07	16.2% to 16.2%	0.9%
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	2018	$271	14	$19.73 to $19.73	(5.7%) to (5.7%)	0.3%
	2017	280	13	20.93 to 20.93	26.8% to 26.8%	0.1%
	2016	307	19	16.50 to 16.50	(2.2%) to (2.2%)	0.4%
	2015	256	15	16.87 to 16.87	3.5% to 3.5%	0.1%
	2014	216	13	16.29 to 16.29	15.4% to 15.4%	0.4%
Oppenheimer Total Return Bond Fund/VA—Non-Service Shares	2018	$1	—	$12.61 to $12.61	(1.0%) to (1.0%)	3.4%
	2017	1	—	12.74 to 12.74	4.6% to 4.6%	2.4%
	2016	1	—	12.18 to 12.18	3.3% to 3.3%	3.7%
	2015	1	—	11.79 to 11.79	1.0% to 1.0%	4.0%
	2014	1	—	11.68 to 11.68	7.3% to 7.3%	5.2%
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	2018	$1,979	200	$9.92 to $9.92	(4.6%) to (4.6%)	4.0%
	2017	23	2	10.40 to 10.40	4.0% to 4.0%	3.2%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2018	$6,148	435	$14.13 to $14.13	(4.2%) to (4.2%)	6.7%
	2017	11,419	774	14.75 to 14.75	8.6% to 8.6%	2.0%
	2016	10,411	767	13.58 to 13.58	4.0% to 4.0%	1.5%
	2015	10,299	789	11.26 to 13.05	(4.3%) to (4.0%)	1.8%
	2014	8,219	604	11.76 to 13.60	2.0% to 2.3%	2.5%
PIMCO VIT High Yield Portfolio—Administrative Class	2018	$2,767	171	$16.23 to $16.23	(2.7%) to (2.7%)	5.1%
	2017	3,064	184	16.67 to 16.67	6.6% to 6.6%	4.8%
	2016	3,063	196	15.63 to 15.63	12.5% to 12.5%	5.1%
	2015	2,193	158	13.90 to 13.90	(1.6%) to (1.6%)	5.4%
	2014	2,921	207	14.13 to 14.13	3.4% to 3.4%	5.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	2018	$810	36	$22.71 to $22.71	(2.4%) to (2.4%)	2.4%
	2017	951	41	23.26 to 23.26	9.0% to 9.0%	2.2%
	2016	1,257	59	21.35 to 21.35	0.7% to 0.7%	2.0%
	2015	1,074	51	21.21 to 21.21	(1.4%) to (1.4%)	2.1%
	2014	1,050	49	21.50 to 21.50	24.0% to 24.0%	2.3%
PIMCO VIT Low Duration Portfolio—Administrative Class	2018	$7,979	532	$14.99 to $14.99	0.3% to 0.3%	1.9%
	2017	8,073	540	14.94 to 14.94	1.3% to 1.3%	1.4%
	2016	10,194	692	14.74 to 14.74	1.4% to 1.4%	1.5%
	2015	11,377	783	14.54 to 14.54	0.3% to 0.3%	3.5%
	2014	9,710	670	14.49 to 14.49	0.9% to 0.9%	1.1%
PIMCO VIT Real Return Portfolio—Administrative Class	2018	$12,277	756	$16.18 to $16.18	(2.2%) to (2.2%)	2.5%
	2017	12,094	729	16.55 to 16.55	3.7% to 3.7%	2.4%
	2016	14,052	878	15.97 to 15.97	5.2% to 5.2%	2.4%
	2015	15,000	986	14.76 to 15.18	(2.9%) to (2.7%)	3.9%
	2014	16,117	1,031	15.21 to 15.60	2.8% to 3.1%	1.4%
PIMCO VIT Total Return Portfolio—Administrative Class	2018	$33,258	1,722	$19.34 to $19.34	(0.5%) to (0.5%)	2.5%
	2017	31,998	1,648	19.44 to 19.44	4.9% to 4.9%	2.0%
	2016	37,226	2,011	18.53 to 18.53	2.7% to 2.7%	2.1%
	2015	35,977	1,996	14.95 to 18.05	0.2% to 0.5%	4.6%
	2014	57,959	3,228	14.92 to 17.97	4.0% to 4.3%	2.2%
T. Rowe Price Blue Chip Growth Portfolio	2018	$55,474	1,414	$39.24 to $39.24	1.9% to 1.9%	0.0%
	2017	48,604	1,262	38.51 to 38.51	36.2% to 36.2%	0.0%
	2016	29,849	1,055	28.28 to 28.28	0.8% to 0.8%	0.0%
	2015	29,033	1,035	28.06 to 28.06	11.1% to 11.1%	0.0%
	2014	38,808	1,536	25.27 to 25.27	9.2% to 9.2%	0.0%
T. Rowe Price Equity Index 500 Portfolio	2018	$1,331	52	$23.97 to $26.51	(5.1%) to (4.8%)	1.7%
	2017	1,072	38	27.85 to 27.85	21.3% to 21.3%	1.6%
	2016	1,006	44	22.96 to 22.96	11.3% to 11.3%	1.8%
	2015	762	37	20.63 to 20.63	1.1% to 1.1%	2.3%
	2014	408	20	20.40 to 20.40	13.2% to 13.2%	1.7%
T. Rowe Price International Stock Portfolio	2018	$5,214	260	$19.64 to $20.16	(14.4%) to (14.2%)	1.4%
	2017	5,818	249	22.95 to 23.50	27.6% to 27.9%	1.1%
	2016	3,911	214	17.99 to 18.37	1.9% to 2.1%	1.1%
	2015	3,428	191	17.66 to 17.99	(1.1%) to (0.9%)	1.0%
	2014	2,900	160	17.86 to 18.16	(1.5%) to (1.2%)	1.0%
T. Rowe Price Limited-Term Bond Portfolio	2018	$1,816	131	$13.89 to $13.89	1.2% to 1.2%	2.0%
	2017	1,562	114	13.73 to 13.73	1.1% to 1.1%	1.5%
	2016	2,985	220	13.59 to 13.59	1.4% to 1.4%	1.4%
	2015	5,532	413	13.40 to 13.81	0.1% to 0.3%	1.1%
	2014	2,243	168	13.36 to 13.80	0.4% to 0.6%	1.3%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
T. Rowe Price New America Growth Portfolio	2018	$10,798	293	$36.82 to $36.82	1.2% to 1.2%	0.2%
	2017	11,837	325	36.40 to 36.40	34.4% to 34.4%	0.1%
	2016	8,507	314	27.08 to 27.08	1.3% to 1.3%	0.0%
	2015	8,256	309	26.73 to 26.73	8.6% to 8.6%	0.0%
	2014	7,525	306	24.61 to 24.61	9.3% to 9.3%	0.0%
T. Rowe Price Personal Strategy Balanced Portfolio	2018	$4,310	173	$24.88 to $24.88	(5.1%) to (5.1%)	1.8%
	2017	4,415	168	26.21 to 26.21	17.4% to 17.4%	1.4%
	2016	4,808	215	22.33 to 22.33	6.5% to 6.5%	1.6%
	2015	7,794	372	20.97 to 20.97	(0.0%) to (0.0%)	1.6%
	2014	16,014	763	20.98 to 20.98	5.2% to 5.2%	1.6%
Thrivent Small Cap Index Portfolio	2018	$403	45	$8.96 to $8.96	(10.4%) to (10.4%)	0.0%
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2018	$217	12	$18.39 to $18.39	(9.9%) to (9.9%)	1.0%
	2017	165	8	20.41 to 20.41	20.4% to 20.4%	1.4%
	2016	95	6	16.95 to 16.95	13.2% to 13.2%	1.1%
	2015	50	3	14.98 to 14.98	(3.7%) to (3.7%)	0.9%
	2014	20	1	15.55 to 15.55	4.8% to 4.8%	1.0%
TOPS® Balanced ETF Portfolio—Class 2 Shares	2018	$592	42	$14.26 to $14.26	(5.6%) to (5.6%)	1.2%
	2017	1,028	68	15.11 to 15.11	10.9% to 10.9%	1.1%
	2016	256	19	13.62 to 13.62	7.9% to 7.9%	1.3%
	2015	151	12	12.62 to 12.62	(2.6%) to (2.6%)	1.4%
	2014	70	5	12.95 to 12.95	3.5% to 3.5%	2.1%
TOPS® Conservative ETF Portfolio—Class 2 Shares	2018	$191	15	$12.88 to $12.88	(2.7%) to (2.7%)	1.1%
	2017	252	19	13.23 to 13.23	6.8% to 6.8%	0.7%
	2016	234	19	12.39 to 12.39	5.8% to 5.8%	0.7%
	2015	222	19	11.71 to 11.71	(2.1%) to (2.1%)	1.3%
	2014	193	16	11.96 to 11.96	2.1% to 2.1%	0.4%
TOPS® Growth ETF Portfolio—Class 2 Shares	2018	$308	18	$17.12 to $17.12	(8.8%) to (8.8%)	1.3%
	2017	279	15	18.76 to 18.76	17.9% to 17.9%	1.2%
	2016	179	11	15.91 to 15.91	12.3% to 12.3%	1.3%
	2015	81	6	14.16 to 14.16	(4.3%) to (4.3%)	1.7%
	2014	46	3	14.81 to 14.81	3.7% to 3.7%	1.5%
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	2018	$184	14	$12.84 to $12.84	(6.0%) to (6.0%)	1.9%
	2017	185	14	13.66 to 13.66	10.6% to 10.6%	1.7%
	2016	100	8	12.36 to 12.36	6.2% to 6.2%	1.3%
	2015	75	6	11.63 to 11.63	(4.5%) to (4.5%)	1.6%
	2014	228	19	12.18 to 12.18	3.1% to 3.1%	1.1%
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	2018	$122	9	$13.22 to $13.22	(8.7%) to (8.7%)	1.7%
	2017	102	7	14.49 to 14.49	17.7% to 17.7%	1.7%
	2016	68	5	12.31 to 12.31	5.6% to 5.6%	1.8%
	2015	52	4	11.66 to 11.66	(9.1%) to (9.1%)	1.6%
	2014	42	3	12.84 to 12.84	1.3% to 1.3%	1.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	2018	$142	11	$13.35 to $13.35	(7.2%) to (7.2%)	1.8%
	2017	153	11	14.39 to 14.39	13.8% to 13.8%	1.7%
	2016	107	8	12.64 to 12.64	6.3% to 6.3%	1.5%
	2015	97	8	11.89 to 11.89	(6.4%) to (6.4%)	1.7%
	2014	323	25	12.70 to 12.70	2.8% to 2.8%	1.2%
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	2018	$994	63	$15.68 to $15.68	(6.9%) to (6.9%)	1.3%
	2017	897	53	16.84 to 16.84	14.1% to 14.1%	1.3%
	2016	608	41	14.76 to 14.76	10.5% to 10.5%	0.7%
	2015	351	26	13.35 to 13.35	(3.4%) to (3.4%)	1.9%
	2014	258	19	13.83 to 13.83	3.5% to 3.5%	2.4%
VanEck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	2018	$364	29	$12.35 to $12.35	(6.1%) to (6.1%)	7.8%
	2017	1,424	108	13.16 to 13.16	12.2% to 12.2%	2.2%
	2016	1,369	117	11.73 to 11.73	6.4% to 6.4%	0.0%
	2015	1,413	128	10.82 to 11.02	(13.3%) to (13.1%)	2.0%
	2014	454	36	12.48 to 12.68	1.9% to 2.2%	6.7%
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	2018	$15	2	$8.64 to $8.64	(13.6%) to (13.6%)	0.0%
Voya Russell™ Mid Cap Index Portfolio—Class I	2018	17,725	960	$18.15 to $18.46	(9.5%) to (9.3%)	1.3%
	2017	16,710	821	20.35 to 20.35	18.0% to 18.0%	1.3%
	2016	11,286	654	17.25 to 17.25	13.4% to 13.4%	1.2%
	2015	7,753	510	15.21 to 15.21	(2.8%) to (2.8%)	1.2%
	2014	7,566	483	15.65 to 15.65	12.7% to 12.7%	1.0%
Voya Small Company Portfolio—Class I	2018	$2,449	207	$11.81 to $11.81	(15.8%) to (15.8%)	0.5%
	2017	2,731	195	14.03 to 14.03	11.3% to 11.3%	0.3%
	2016	2,079	165	12.61 to 12.61	24.5% to 24.5%	0.2%
	2015	214	21	10.13 to 10.13	(0.8%) to (0.8%)	0.1%
Not all investment options are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of net assets are 0.15% to 0.90%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.
________________

(1)
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions in the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Absolute Return Multi-Strategy Portfolio-Initial Class (1)	Delaware VIP® International Value Equity Series-Standard Class (1)	LVIP SSgA Bond Index Fund-Standard Class (1)
MainStay VP Bond-Initial Class (1)	Delaware VIP® Small Cap Value Series-Standard Class (1)	LVIP SSgA Developed International 150 Fund-Standard Class (1)
MainStay VP Eagle Small Cap Growth-Initial Class (1)	DFA VA Global Bond Portfolio (1)	LVIP SSgA Emerging Markets 100 Fund-Standard Class (1)
MainStay VP Emerging Markets Equity-Initial Class (1)	DFA VA Global Moderate Allocation Portfolio (5)	LVIP SSgA International Index Fund-Standard Class (1)
MainStay VP Epoch U.S. Equity Yield-Initial Class (1)	DFA VA International Small Portfolio (1)	MFS® Global Real Estate Portfolio-Initial Class (1)
MainStay VP Epoch U.S. Small Cap-Initial Class (1)	DFA VA U.S. Large Value Portfolio (1)	MFS® Global Tactical Allocation Portfolio-Initial Class (1)
MainStay VP Fidelity Institutional AM® Utilities-Initial Class (1)	DFA VA U.S. Targeted Value Portfolio (1)	MFS® International Value Portfolio-Initial Class (1)
MainStay VP Floating Rate-Initial Class (1)	DFA VIT Inflation-Protected Securities Portfolio (1)	MFS® Investors Trust Series-Initial Class (1)
MainStay VP Income Builder-Initial Class (1)	Dreyfus IP Technology Growth Portfolio-Initial Shares (1)	MFS® Mid Cap Value Portfolio-Initial Class (1)
MainStay VP IQ Hedge Multi-Strategy-Initial Class (3)	Dreyfus VIF Opportunistic Small Cap Portfolio-Initial Shares (1)	MFS® New Discovery Series-Initial Class (1)
MainStay VP Janus Henderson Balanced-Initial Class (1)	DWS Alternative Asset Allocation VIP-Class A (1)	MFS® Value Series-Initial Class (1)
MainStay VP Large Cap Growth-Initial Class (1)	DWS Global Small Cap VIP-Class A (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio-Class I (1)
MainStay VP MacKay Common Stock-Initial Class (1)	DWS Small Cap Index VIP-Class A (1)	Morgan Stanley VIF Global Infrastructure Portfolio-Class I (1)
MainStay VP MacKay Convertible-Initial Class (1)	DWS Small Mid Cap Value VIP-Class A (1)	Morgan Stanley VIF U.S. Real Estate Portfolio-Class I (1)
MainStay VP MacKay Government-Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio-Initial Class (1)	Neuberger Berman AMT Large Cap Value Portfolio-Class I (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay Growth-Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio-Initial Class (2)	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio-Class I (1)
MainStay VP MacKay High Yield Corporate Bond-Initial Class (1)	Fidelity® VIP Equity-IncomeSM Portfolio-Initial Class (1)	Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (1)
MainStay VP MacKay International Equity-Initial Class (1)	Fidelity® VIP Freedom 2010 Portfolio-Initial Class (1)	Oppenheimer Total Return Bond Fund/VA-Non-Service Shares (1)
MainStay VP MacKay Mid Cap Core-Initial Class (1)	Fidelity® VIP Freedom 2020 Portfolio-Initial Class (1)	PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class (4)
MainStay VP MacKay S&P 500 Index-Initial Class (1)	Fidelity® VIP Freedom 2030 Portfolio-Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)-Administrative Class (1)
MainStay VP MacKay Small Cap Core-Initial Class (1)	Fidelity® VIP Freedom 2040 Portfolio-Initial Class (1)	PIMCO VIT High Yield Portfolio-Administrative Class (1)
MainStay VP Mellon Natural Resources-Initial Class (1)	Fidelity® VIP Freedom 2050 Portfolio-Initial Class (4)	PIMCO VIT Long-Term U.S. Government Portfolio-Administrative Class (1)
MainStay VP T. Rowe Price Equity Income-Initial Class (1)	Fidelity® VIP Government Money Market Portfolio-Initial Class (1)	PIMCO VIT Low Duration Portfolio-Administrative Class (1)
MainStay VP U.S. Government Money Market-Initial Class (1)	Fidelity® VIP Growth Portfolio-Initial Class (1)	PIMCO VIT Real Return Portfolio-Administrative Class (1)
AB VPS International Value Portfolio-Class A (1)	Fidelity® VIP Index 500 Portfolio-Initial Class (1)	PIMCO VIT Total Return Portfolio-Administrative Class (1)
AB VPS Small/Mid Cap Value Portfolio-Class A (1)	Fidelity® VIP Investment Grade Bond Portfolio-Initial Class (1)	T. Rowe Price Blue Chip Growth Portfolio (1)
Alger SMid Cap Focus Portfolio-Class I-2 (1)	Fidelity® VIP Mid Cap Portfolio-Initial Class (1)	T. Rowe Price Equity Index 500 Portfolio (1)
American Century Investments® VP Inflation Protection Fund-Class II (1)	Fidelity® VIP Overseas Portfolio-Initial Class (1)	T. Rowe Price International Stock Portfolio (1)
American Century Investments® VP Mid Cap Value Fund-Class II (1)	Fidelity® VIP Real Estate Portfolio-Initial Class (1)	T. Rowe Price Limited-Term Bond Portfolio (1)
American Century Investments® VP Value Fund-Class II (1)	Fidelity® VIP Strategic Income Portfolio-Initial Class (1)	T. Rowe Price New America Growth Portfolio (1)
American Funds IS Asset Allocation Fund-Class 1 (1)	Fidelity® VIP Value Portfolio-Initial Class (1)	T. Rowe Price Personal Strategy Balanced Portfolio (1)
American Funds IS Blue Chip Income and Growth Fund-Class 1 (2)	Fidelity® VIP Value Strategies Portfolio-Service Class 2 (1)	Thrivent Small Cap Index Portfolio (2)
American Funds IS Global Bond Fund-Class 1 (1)	Invesco V.I. American Value Fund-Series I Shares (1)	TOPS® Aggressive Growth ETF Portfolio-Class 2 Shares (1)
American Funds IS Global Growth Fund-Class 1 (1)	Invesco V.I. Global Real Estate Fund-Series I Shares (1)	TOPS® Balanced ETF Portfolio-Class 2 Shares (1)
American Funds IS Global Small Capitalization Fund-Class 1 (1)	Invesco V.I. International Growth Fund-Series I Shares (1)	TOPS® Conservative ETF Portfolio-Class 2 Shares (1)
American Funds IS Growth Fund-Class 1 (1)	Invesco V.I. Mid Cap Core Equity Fund-Series I Shares (1)	TOPS® Growth ETF Portfolio-Class 2 Shares (1)
American Funds IS Growth-Income Fund-Class 1 (1)	Janus Henderson Enterprise Portfolio-Institutional Shares (1)	TOPS® Managed Risk Balanced ETF Portfolio-Class 2 Shares (1)

Report of Independent Registered Public Accounting Firm (Continued)

American Funds IS International Fund-Class 1 (1)	Janus Henderson Flexible Bond Portfolio-Institutional Shares (1)	TOPS® Managed Risk Growth ETF Portfolio-Class 2 Shares (1)
American Funds IS New World Fund®-Class 1 (1)	Janus Henderson Forty Portfolio-Institutional Shares (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio-Class 2 Shares (1)
BlackRock® Global Allocation V.I. Fund-Class I (1)	Janus Henderson Global Research Portfolio-Institutional Shares (1)	TOPS® Moderate Growth ETF Portfolio-Class 2 Shares (1)
BlackRock® High Yield V.I. Fund-Class I (1)	Lazard Retirement International Equity Portfolio-Service Shares (1)	VanEck VIP Unconstrained Emerging Markets Bond Fund-Initial Class Shares (1)
ClearBridge Variable Appreciation Portfolio-Class I (2)	Lord Abbett Series Fund Developing Growth Portfolio-Class VC (1)	Victory RS Small Cap Growth Equity VIP Series-Class I Shares (2)
ClearBridge Variable Large Cap Growth Portfolio-Class I (4)	Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC (1)	Voya MidCap Opportunities Portfolio-Class I (1)
Davis Value Portfolio (1)	LVIP Baron Growth Opportunities Fund-Service Class (1)	Voya Russell™ Mid Cap Index Portfolio-Class I (1)
Delaware VIP® Emerging Markets Series-Standard Class (1)	LVIP Mondrian International Value Fund-Standard Class (1)	Voya Small Company Portfolio-Class I (1)

(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017
(2) Statement of operations and statement of changes in net assets for the period May 1, 2018 (commencement of operations) through December 31, 2018
(3) Statement of operations and statement of changes in net assets for the period November 30, 2018 (commencement of operations) through December 31, 2018
(4) Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period May 1, 2017 (commencement of operations) through December 31, 2017

(5) Statement of statement of changes in net assets for the period May 1, 2017 (commencement of operations) through December 31, 2017

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions in the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions in the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 21, 2019

We have served as the auditor of one or more of the investment divisions in NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I since 1998.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
(STATUTORY BASIS)

December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedules of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

New York, New York

March 13, 2019

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2018	2017
	(in millions)
Assets
Bonds	$84,920	$82,299
Common and preferred stocks	1,327	1,406
Mortgage loans	14,210	13,657
Policy loans	894	867
Limited partnerships and other invested assets	1,320	1,271
Cash, cash equivalents and short-term investments	1,891	2,211
Other investments	479	326
Total cash and invested assets	105,041	102,037
Investment income due and accrued	712	692
Interest in annuity contracts	8,673	8,229
Other assets	566	607
Separate accounts assets	38,466	41,286
Total assets	$153,458	$152,851
Liabilities, capital and surplus
Liabilities:
Policy reserves	94,131	86,310
Deposit funds	1,308	1,176
Policy claims	244	198
Separate accounts transfers due and accrued	(916)	(993)
Obligations under structured settlement agreements	8,673	8,229
Amounts payable under security lending agreements	676	675
Other liabilities	973	1,426
Funds held under coinsurance - affiliated	—	4,015
Interest maintenance reserve	106	154
Asset valuation reserve	1,213	1,189
Separate accounts liabilities	38,464	41,285
Total liabilities	144,872	143,664
Capital and Surplus:
Capital stock - par value $10,000
(20,000 shares authorized,
2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	3,928	3,928
Unassigned surplus	4,633	5,234
Total capital and surplus	8,586	9,187

Total liabilities, capital and surplus	$153,458	$152,851

See accompanying notes to financial statements.
3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Income
Premiums	$12,301	$13,392	$12,770
Net investment income	4,075	3,934	3,795
Other income	920	900	862
Total income	17,296	18,226	17,427
Benefits and expenses
Benefit payments:
Death benefits	676	463	394
Annuity benefits	3,003	2,799	2,555
Surrender benefits	8,044	6,266	5,805
Other benefit payments	80	60	44
Total benefit payments	11,803	9,588	8,798
Additions to policy reserves	7,626	5,855	5,564
Net transfers to (from) separate accounts	(210)	240	297
Adjustment in funds withheld	(3,886)	189	179
Operating expenses	1,474	1,487	1,420
Total benefits and expenses	16,807	17,359	16,258
Gain from operations before federal and foreign income taxes	489	867	1,169
Federal and foreign income taxes	214	249	279
Net gain from operations	275	618	890
Net realized capital gains (losses), after taxes and transfers to interest maintenance reserve	(8)	34	(112)
Net income	$267	$652	$778

See accompanying notes to financial statements.
4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Capital and surplus, beginning of year	$9,187	$8,725	$8,146
Net income	267	652	778
Change in net unrealized capital gains on investments	(73)	100	32
Change in nonadmitted assets	(160)	408	(91)
Change in reserve valuation basis	—	—	(72)
Change in asset valuation reserve	(24)	(137)	(121)
Change in net deferred income tax	153	(282)	54
Dividends to stockholder	(600)	(275)	—
Prior period correction	(169)	—	—
Other adjustments, net	5	(4)	(1)
Capital and surplus, end of year	$8,586	$9,187	$8,725

See accompanying notes to financial statements.
5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Cash flows from operating activities:
Premiums received	$12,279	$13,378	$12,765
Net investment income received	3,783	3,585	3,518
Other	910	899	851
Total received	16,972	17,862	17,134
Benefits and other payments	11,644	9,478	8,783
Net transfers to separate accounts	(293)	302	336
Operating expenses	1,396	1,590	1,379
Federal income taxes	269	288	254
Total paid	13,016	11,658	10,752
Net cash from operating activities	3,956	6,204	6,382
Cash flows from investing activities:
Proceeds from investments sold	2,888	5,287	4,257
Proceeds from investments matured or repaid	10,107	10,985	10,048
Cost of investments acquired	(16,388)	(21,925)	(20,896)
Net change in policy loans	(29)	—	5
Net cash from investing activities	(3,422)	(5,653)	(6,586)
Cash flows from financing and miscellaneous activities:
Dividends to stockholder	(600)	(275)	—
Other miscellaneous uses	(254)	12	(164)
Net cash from financing and miscellaneous activities	(854)	(263)	(164)
Net increase (decrease) in cash, cash equivalents and short-term investments	(320)	288	(368)
Cash, cash equivalents and short-term investments, beginning of year	2,211	1,923	2,291
Cash, cash equivalents and short-term investments, end of year	$1,891	$2,211	$1,923

See accompanying notes to financial statements.
6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Supplemental disclosures of cash flow information:
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Exchange/conversion of bonds to bonds	$563	$336	$418
Capitalized interest on bonds	$136	$136	$143
Depreciation/amortization on fixed assets	$73	$73	$71
Merger/exchange/spinoff of equity investment to equity investment	$19	$26	$13
Transfer of bond investment to other invested assets	$17	$26	$—
Capitalized interest on mortgage loans	$2	$24	$5
Exchange of bonds to stocks	$2	$12	$88
Transfer of mortgage loans to other invested assets	$—	$23	$—
Transfer of other invested assets to stocks	$—	$—	$51
Bond to be announced commitments - purchased/sold	$—	$94	$903
Other	$14	$28	$27

See accompanying notes to financial statements.
7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)
NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2018, 2017 and 2016
NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

The Company determined that it understated reserves dating back to 2014 for a fixed deferred annuity product with guaranteed income benefits. Management evaluated the adjustment and concluded that while the Company's reserves in prior periods were understated, this item was not material to any previously reported annual financial statements. As a result, the Company recorded a prior period correction to reduce surplus by $169 million in 2018, reflecting the cumulative impact for the years 2017 and prior.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds other than loan-backed and structured securities are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for bonds.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

SVO-Identified bond Exchange Traded Funds ("ETFs") are stated at fair value and reported as bonds. Refer to Note 9 - Fair Value Measurements, for discussion on the valuation approach and methods for bonds.

Loan-backed and structured securities, which are included in bonds, are valued at amortized cost using the interest method including current assumptions of projected cash flows. Loan-backed and structured securities in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for common stocks.

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investments’ amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for mortgage loans.

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Real Estate

Real estate includes properties that are directly-owned real estate properties and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income are stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell, which may result in an OTTI recognized as a realized loss in net income. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Limited Partnerships and Limited Liability Companies

Limited partnerships and limited liability companies which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received sufficiently timely for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The new cost basis of an impaired limited partnership is not adjusted for subsequent increases in the underlying audited equity of the investee. The Company nonadmits the entire investment when an admissible audit is not performed. Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in limited partnerships and other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting IMR are transferred to the IMR, net of taxes.

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities, and net realized capital gains and losses for hedges of net investments in foreign operations. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities and net realized capital gains and losses for hedges of foreign net investments and credit default swaps. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Asset Valuation Reserve

The asset valuation reserve ("AVR") is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities, for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred tax asset related to unrealized gains, which is included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").

On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. There were no significant accounting changes in 2018 or 2017.

In 2017, the NAIC adopted revisions to Statement of Statutory Accounting Practice ("SSAP") 37 “Mortgage Loans.” The revisions clarify the types of mortgage loan transactions that qualify for accounting and reporting under SSAP 37 in instances where the reporting entity is not the only lender in a mortgage loan transaction. The revisions also incorporate additional disclosures. The adoption of these revisions did not have an impact on the Company’s statement of financial positions or results of operations. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

In 2016, the NAIC adopted revisions to SSAP 103 “Transfers and Servicing of Financial Assets.” The revisions incorporate new required disclosures for repurchase and reverse repurchase transactions with an effective date of December 31, 2017. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)

Future Adoption of New Accounting Pronouncement
In 2016, the NAIC announced that enough states had passed the new standard valuation law to make the Principle Based Reserving ("PBR") valuation manual operative for individual life products. Under PBR, companies will hold reserves at the higher of the three basis; a) the formulaic reserve using prescribed factors or b) the reserve computed under a single economic scenario using justified company experience assumptions which consists of mortality, expenses and policyholder behavior among other assumptions or c) the reserve based on a wide range of future economic conditions using justified company experience assumptions which consists of mortality, expenses and policyholder behavior among other assumptions. Products passing certain specified exclusion tests may be exempt from the calculation of reserves under b) and/or c) above. Insurers are allowed to voluntarily adopt the new standard on a prospective basis to insurance policies issued on or after January 1, 2017. The new standard is mandatory for policies issued on or after January 1, 2020. The Company is assessing the impact of this guidance on its financial statements.

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds at December 31, 2018 and 2017, by maturity, were as follows (in millions):

	2018		2017
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$4,523	$4,540	$3,759	$3,804
Due after one year through five years	24,938	24,904	23,810	24,349
Due after five years through ten years(1)	31,247	30,718	30,750	31,508
Due after ten years	24,212	24,376	23,980	25,610
Total	$84,920	$84,538	$82,299	$85,271
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $8 million and $15 million at December 31, 2018 and 2017, respectively, and cash equivalents with a carrying value of $2,056 million and $2,280 million at December 31, 2018 and 2017, respectively are due in one year or less. Carrying value approximates fair value for these investments.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

At December 31, 2018 and 2017, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2018
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,731	$194	$135	$5,790
All other governments	314	22	2	334
U.S. special revenue and special assessment	15,451	585	280	15,756
Industrial and miscellaneous unaffiliated	61,515	787	1,554	60,748
Parent, subsidiaries, and affiliates	1,909	1	—	1,910
Total	$84,920	$1,589	$1,971	$84,538

	2017
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,161	$280	$84	$6,357
All other governments	298	29	1	326
U.S. special revenue and special assessment	14,664	843	128	15,379
Industrial and miscellaneous unaffiliated	59,301	2,194	276	61,219
Parent, subsidiaries, and affiliates	1,875	115	—	1,990
Total	$82,299	$3,461	$489	$85,271

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018		2017		2016
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,315	$(142)	$1,393	$117	$1,079	$46
Preferred stocks	12	—	13	—	11	—
Total	$1,327	$(142)	$1,406	$117	$1,090	$46
Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2018 were 8.4% and 3.4% and funded during 2017 were 10.6% and 2.6%, respectively. The maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 52.7% and 52.4% at December 31, 2018 and 2017, respectively). The maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80% (average percentage was 49.3% and 43.4% at December 31, 2018 and 2017, respectively). The Company has no significant credit risk exposure to any one individual borrower.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,088 million and $13,520 million at December 31, 2018 and 2017, respectively. These loans were originated or acquired by New York Life. For residential mortgages, the carrying value of participations with New York Life are $2 million and $5 million at December 31, 2018 and 2017 respectively. Refer to Note 11- Related Party Transactions for more details.

At December 31, 2018 and 2017, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2018		2017
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,597	32.4%	$4,049	29.6%
Office buildings	4,150	29.2	3,995	29.3
Retail facilities	3,364	23.7	3,615	26.5
Industrial	1,866	13.1	1,718	12.6
Hotels	202	1.4	216	1.6
Residential	24	0.2	35	0.3
Other	6	—	30	0.2
Total	$14,210	100.0%	$13,657	100.0%

	2018		2017
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
South Atlantic	$3,562	25.1%	$3,396	24.9%
Central	3,520	24.8	3,338	24.4
Middle Atlantic	3,030	21.3	2,852	20.9
Pacific	2,916	20.5	2,830	20.7
New England	1,183	8.3	1,155	8.5
Other	—	—	86	0.6
Total	$14,210	100.0%	$13,657	100.0%

At December 31, 2018 and 2017, $3 million and $4 million, respectively, of mortgage loans were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. The general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is updated triennially, unless a more current appraisal is warranted. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service every 3 years. If the loan is determined to be troubled, the loan is more frequently monitored as to its status. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2018 and 2017, LTVs on the Company’s mortgage loans were as follows (in millions):

	2018
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—	—	—	43
71% to 80%	491	—	126	—	—	3	—	620
below 70%	4,106	4,108	3,238	1,866	202	21	6	13,547
Total	$4,597	$4,151	$3,364	$1,866	$202	$24	$6	$14,210

	2017
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—		—	43
71% to 80%	253	32	161	4	—	5	—	455
below 70%	3,796	3,920	3,454	1,714	216	29	30	13,159
Total	$4,049	$3,995	$3,615	$1,718	$216	$34	$30	$13,657

At December 31, 2018 and 2017, impaired mortgage loans were as follows (in millions):

	2018
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$3	$3	$—	$—
Commercial	—	—	—	—	—	—
Total	$—	$—	$3	$3	$—	$—

	2017
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$4	$5	$—	$—
Commercial	—	—	—	5	—	—
Total	$—	$—	$4	$10	$—	$—

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Real Estate
At December 31, 2018 and 2017, the carrying value of the Company’s real estate portfolio which is included in Other investments in the accompanying Statutory Statements of Financial Position, consisted of the following (in millions):

	2018	2017
Investment property	$56	$56
Acquired through foreclosure	1	1
Total real estate	$57	$57

At December 31, 2018 and 2017, the Company had $1 million and $1 million, respectively, of real estate that was held for sale, which consisted of residential properties acquired through foreclosure.
Limited Partnerships and Other Invested Assets
The carrying value of limited partnerships and other invested assets at December 31, 2018 and 2017 consisted of the following (in millions):

	2018	2017
Affiliated non-insurance subsidiaries	$630	$600
Limited partnerships and limited liability companies(1)	503	475
Other invested assets	121	109
LIHTC investments	66	87
Total limited partnerships and other invested assets	$1,320	$1,271

(1) At December 31, 2018 and 2017, the Company had $3 million and $12 million, respectively, of investments in limited partnerships and limited liability companies that were nonadmitted, and therefore, excluded from the amounts.

Net investment income (loss) and change in unrealized gains for limited partnerships and other invested assets for the years ended December 31, 2018, 2017 and 2016 consisted of the following (in millions):

	2018		2017		2016
	Net Investment Income (Loss)	Unrealized Gains	Net Investment Income (Loss)	Unrealized Gains	Net Investment Income (Loss)	Unrealized Gains
Limited partnerships and limited liability companies	$4	$—	$39	$9	$22	$12
Affiliated non-insurance subsidiaries	77	29	63	28	56	33
Other invested assets	6	—	5	1	6	—
LIHTC investments	(16)	—	(36)	—	(32)	—
Total limited partnerships and other invested assets	$71	$29	$71	$38	$52	$45
Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in unrealized gains and losses in surplus.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Affiliated non-insurance subsidiaries consist of the Company's equity investment in MCF. Refer to Note 11 - Related Party Transactions for more details. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of subsidiaries are recorded in unrealized gains and losses in surplus.

Other invested assets consist primarily of other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 11 years. During 2018 and 2017, the Company recorded amortization on these investments under the proportional amortized cost method of $16 million and $36 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $26 million, $34 million, and $42 million for 2018, 2017 and 2016, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 13 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews The Company's investment in LIHTC partnerships includes $11 million and $17 million of unfunded commitments at December 31, 2018 and 2017, respectively.
Assets on Deposit or Pledged as Collateral
At December 31, 2018 and 2017, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2018
	Gross (Admitted and Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	220	223	(3)	220	0.14%	0.14%
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	19	7	12	19	0.01%	0.01%
FHLB capital stock	28	26	2	28	0.02%	0.02%
On deposit with states	3	4	(1)	3	0.00%	0.00%
Total restricted assets	$945	$935	$10	$945	0.61%	0.62%

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2017
	Gross (Admitted and Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	223	298	(75)	223	0.15%	0.15%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	7	15	(8)	7	0.00%	0.00%
FHLB capital stock	26	24	2	26	0.02%	0.02%
On deposit with states	4	4	—	4	0.00%	0.00%
Total restricted assets	$935	$1,016	$(81)	$935	0.61%	0.61%

Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2018 and 2017, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2018 was $685 million, with a fair value of $659 million. At December 31, 2017, the carrying value was $638 million, with a fair value of $660 million. The reinvested collateral is reported in bonds, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $687 million and $684 million at December 31, 2018 and 2017, respectively.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2018 and 2017, the Company was not a party to any dollar repurchase agreements in the general and separate accounts.

At December 31, 2018, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 2.9%. At December 31, 2017, the carrying value and fair value of securities held under agreements to purchase and resell was $223 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of four days and a weighted average yield of 1.4%.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Collateral Received
At December 31, 2018 and 2017, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2018
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	307	307	0.3	0.3
Total	$982	$982	0.9%	0.9%

	2017
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	203	203	0.2	0.2
Total	$878	$878	0.8%	0.8%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2018		2017
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.7%
Other liabilities (derivatives)	302	0.3	174	0.2
Separate accounts liabilities (derivatives)	5	—	29	—
Total	$982	0.9%	$878	0.9%

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Composition of Collateral Received
The following table presents the term and amounts of cash collateral received under general account securities lending agreements at December 31, 2018 and 2017 (in millions):

	2018
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$58	$—	$—	$—	$—	$58
U.S. government corporation and agencies	38	—	—	—	—	38
Foreign governments	5	—	—	—	—	5
U.S. corporate	471	—	—	—	—	471
Foreign corporate	103	—	—	—	—	103
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

	2017
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$394	$—	$—	$—	$—	$394
U.S. government corporation and agencies	12	—	—	—	—	12
Foreign governments	5	—	—	—	—	5
U.S. corporate	226	—	—	—	—	226
Foreign corporate	38	—	—	—	—	38
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2018 and 2017, there were no separate account securities cash collateral received under securities lending agreements.

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Reinvestment of Collateral Received
The following tables present the term and aggregate fair value of all securities acquired from the reinvestment of all collateral received at December 31, 2018 and 2017 (in millions):

	2018		2017
	General Account Securities Lending		General Account Securities Lending
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	448	448	409	409
31 to 60 days	25	25	31	31
61 to 90 days	5	5	5	5
91 to 120 days	—	—	—	—
121 to 180 days	11	11	14	14
181 to 365 days	40	40	19	19
1 to 2 years	85	85	77	77
2 to 3 years	62	62	93	94
Greater than 3 years	11	11	35	35
Total collateral reinvested	$687	$687	$683	$684

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2018			2017
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds	2	$3	$1	—	$—	$—
Loan-backed and structured securities	3	5	5	2	54	54
Total	5	$8	$6	2	$54	$54

The Company did not have any 5GI securities in its separate accounts at December 31, 2018 and 2017.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2018 and 2017 (there were none during 2016), and reacquired within 30 days of the sale date are as follows ($ in millions):

2018
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	4	1	1	—
Bonds	NAIC 5	1	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		497	70	72	3
		503	$71	$73	$3

2017
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	2	$3	$3	$—
Bonds	NAIC 4	1	1	1	—
Bonds	NAIC 5	4	2	1	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	1	1	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		455	53	52	4
		463	$60	$58	$4

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency forwards, interest rate and equity options, interest rate futures, interest rate, inflation, and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2018 was $2 million, for which the Company has posted collateral with a fair value of $2 million. If the credit contingent features had been triggered at December 31, 2018, the Company estimates that it would not have had to post additional collateral for either a one notch downgrade in the Company’s credit rating or for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2018, the Company held collateral for derivatives of $325 million, including $23 million of securities. Fair value of derivatives in a net asset position, net of collateral, was $1 million at December 31, 2018.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.
Hedge Effectiveness
To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge, including the item and risk that is being hedged, the derivative that is being used, and how effectiveness is assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The Company formally assesses effectiveness of its hedging relationships both at hedge inception and on an ongoing basis in accordance with its risk management policy. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative expires or is sold, terminated, or exercised, (3) it is probable that the forecasted transaction for which the hedge was entered into will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

The Company did not have any cash flow hedges of forecasted transactions except for cash flow hedges related to payments of variable interest on existing financial instruments, for the years ended December 31, 2018 and 2017.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2018 and 2017 (in millions):

	2018
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$68	$13	$—	$14	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	16	—	14	—
Derivatives not designated:
Foreign currency forwards	Currency	195	3	—	3	—
Foreign currency swaps	Currency	3,227	309	42	309	42
Futures	Interest	18	—	—	—	—
Equity options	Equity	652	33	—	33	—
Interest rate options	Interest	44,773	32	—	32	—
Interest rate swaps	Interest	2,754	27	62	27	62
Total derivatives not designated		51,619	404	104	404	104
Total derivatives		$51,699	$420	$104	$418	$104
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within other investments and the carrying value of derivatives in a liability position is reported within other liabilities in the accompanying Statutory Statements of Financial Position.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2017
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash Flow Hedges:
Foreign currency swaps	Currency	$68	$9	$—	$9	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	12	—	9	—
Derivatives not designated:
Foreign currency forwards	Currency	117	1	1	1	1
Foreign currency swaps	Currency	2,594	162	83	162	83
Futures	Interest	14	—	—	—	—
Equity options	Equity	652	32	—	32	—
Interest rate options	Interest	11,048	4	—	4	—
Interest rate swaps	Interest	3,208	28	24	28	24
Total derivatives not designated		17,633	227	108	227	108
Total derivatives		$17,713	$239	$108	$236	$108
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within other investments and the carrying value of derivatives in a liability position is reported within other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2018	2017	2016	2018	2017	2016	2018	2017	2016
Foreign currency swaps	$5	$(1)	$(16)	$—	$(4)	$10	$1	$1	1
Interest rate swaps	—	—	—	—	—	—	—	—	1
Total	$5	$(1)	$(16)	$—	$(4)	$10	$1	$1	$2
(1) The amount of gain (loss) recognized in surplus is reported as a change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2018	2017	2016	2018	2017	2016	2018	2017	2016
Equity options	$9	$(15)	$3	$—	$—	$(6)	$(7)	$(7)	(10)
Foreign currency forwards	3	(5)	3	9	(5)	1	—	—	—
Foreign currency swaps	187	(239)	127	3	10	(9)	35	30	26
Futures	—	—	—	(1)	—	—	—	—	—
Interest rate options	(2)	(3)	13	—	—	—	(13)	(8)	(15)
Interest rate swaps	(39)	5	(7)	(27)	—	—	10	19	21
Total	$158	$(257)	$139	$(16)	$5	$(14)	$25	$34	$22
(1) The amount of gain (loss) recognized in surplus is reported as a change in net unrealized gains (losses) on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported separate accounts assets and liabilities from the following product lines/transactions into separate accounts:

•	Variable universal life (“VUL”) insurance products guaranteed

•	VUL insurance products non-guaranteed

•	Variable annuity (“VA”) products non-guaranteed

•	Universal life (“UL”) insurance products guaranteed

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2018 and 2017 are attributed to the following products/transactions (in millions):

	2018		2017
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VUL insurance products guaranteed	$195	$6	$240	$9
VUL insurance products non-guaranteed	6,913	3	7,424	1
VA products non-guaranteed	25,348	33	27,637	30
UL insurance products guaranteed	5,960	8	5,904	41
Total	$38,416	$50	$41,205	$81

(1) Separate accounts assets classified as not legally insulated support $33 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $1 million of payable for securities, $10 million of derivatives, $5 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $30 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $11 million of payable for securities, $36 million of derivatives, $3 million of other liabilities and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,169 million and $6,195 million at December 31, 2018 and 2017, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $32,297 million and $35,092 million at December 31, 2018 and 2017, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2018	$54
2017	$51
2016	$49
2015	$46
2014	$39

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2018	$7
2017	$7
2016	$9
2015	$7
2014	$4

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities, for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2018 and 2017 is as follows (in millions):

	2018
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$8	$—	$1,911	$1,919
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$31,382	$31,382
Amortized cost	5,663	485	—	6,148
Total reserves	$5,663	$485	$31,382	$37,530
By withdrawal characteristics:
With fair value adjustment	$5,663	$485	$—	$6,148
At fair value	—	—	31,382	31,382
Total reserves	$5,663	$485	$31,382	$37,530

	2017
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$6	$—	$1,942	$1,948
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$34,098	$34,098
Amortized cost	5,658	476	—	6,134
Total reserves	$5,658	$476	$34,098	$40,232
By withdrawal characteristics:
With fair value adjustment	$5,658	$476	$—	$6,134
At fair value	—	—	34,098	34,098
Total reserves	$5,658	$476	$34,098	$40,232

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2018	2017	2016
Transfers as reported in the Separate Accounts Statement:
Transfers to separate accounts	$1,918	$1,948	$1,477
Transfers from separate accounts	(2,128)	(1,705)	(1,176)
Net transfers to (from) separate accounts	(210)	243	301
Reconciling adjustment:
Reinsurance ceded	—	(3)	(4)
Net transfers as reported in the Company’s
Statutory Statements of Operations	$(210)	$240	$297

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1
Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3
Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

The following tables present the carrying amounts and estimated fair value of the Company’s financial instruments at December 31, 2018 and 2017 (in millions):

	2018
	Fair Value	Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient		Not Practicable
Assets:
Bonds	$84,538	$84,920		$51		$81,405		$3,082		$—		$—
Preferred stocks	21	12		—		—		21		—		—
Common stocks(1)	1,315	1,315		1,227		—		37		51		—
Mortgage loans	14,183	14,210		—		—		14,183		—		—
Cash, cash equivalents and short-term investments	1,891	1,891		86		1,805		—		—		—
Derivatives	420	418		—		388		32		—		—
Derivatives collateral	3	3		—		3		—		—		—
Other invested assets(1)	209	187		—		96		113		—		—
Investment income due and accrued	712	712		—		712		—		—		—
Separate accounts assets	38,466	38,466		32,035		5,284		874		273		—
Total assets	$141,758	$142,134		$33,399		$89,693		$18,342		$324		$—
Liabilities:
Annuities certain	$942	$940	—	$—	—	$—	—	$942	—	$—	—	$—
Derivatives	104	104		—		104		—		—		—
Derivatives collateral	302	302		—		302		—		—		—
Amounts payable under securities lending agreements	676	676		—		676		—		—		—
Separate accounts liabilities - derivatives	17	11		—		11		6		—		—
Total liabilities	$2,041	$2,033		$—		$1,093		$948		$—		$—
(1)Excludes investments accounted for under the equity method.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2017
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	Not Practicable
Assets:
Bonds	$85,271	$82,299	$—	$82,096	$3,175	$—
Preferred stocks	19	13	—	2	17	—
Common stocks(1)	1,393	1,393	1,354	7	32	—
Mortgage loans	13,939	13,657	—	—	13,939	—
Cash, cash equivalents and short-term investments	2,211	2,211	151	2,060	—	—
Derivatives	239	236	—	235	4	—
Derivatives collateral	22	22	—	22	—	—
Other invested assets(1)	228	196	—	89	139	—
Investment income due and accrued	692	692	—	692	—	—
Separate accounts assets	41,475	41,286	34,893	5,535	1,047	—
Total assets	$145,489	$142,005	$36,398	$90,738	$18,353	$—
Liabilities:
Annuities certain	$868	$837	$—	$—	$868	$—
Derivatives	108	108	—	108	—	—
Derivatives collateral	174	174	—	174	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	36	36	—	36	—	—
Total liabilities	$1,861	$1,830	$—	$993	$868	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds is an affiliated bond from MCF with a carrying value and a fair value of $1,909 million at December 31, 2018, and a carrying value of $1,875 million and a fair value of $1,989 million at December 31, 2017. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair value and are classified as Level 2.
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments, for details on LIHTC investments). The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily net asset value (“NAV”). The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

The separate accounts also invest in limited partnerships and hedge fund investments. These investments are valued based on the latest NAV received.

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2018
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$249	$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23	—	Monthly	30 days
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	51	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$324	$—

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

2017
Category of Investment	Investment Strategy	Fair Value Determined using NAV		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$232		$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23		—	Monthly	30 days
Hedge fund	Long/short equity	2		—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	7		—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$264	(1)	$—
(1) The total fair value determined using NAV at December 31, 2017 included Level 2 and Level 3 investments of $75 million and $182 million, respectively.
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Borrowed Money
Borrowed money consists of a financing arrangement. The carrying value of the financing arrangement approximates fair value.
Amounts Payable Under Securities Lending Agreements
Amounts due under securities lending consists of cash collateral received under securities lending agreements. Due to the short-term nature of the transactions, the carrying value approximates fair value.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

The following tables represent the balances of assets and liabilities measured at fair value at December 31, 2018 and 2017 (in millions):

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$—	$6
Non-agency RMBS	—	1	—	—	1
Non-agency ABS	—	3	21	—	24
Total bonds	—	10	21	—	31
Common stocks	1,227	—	37	51	1,315
Derivatives	—	372	32	—	404
Separate accounts assets	32,025	3	3	273	32,304
Total assets at fair value	$33,252	$385	$93	$324	$34,054
Liabilities at fair value
Derivatives	$—	$104	$—	$—	$104
Separate accounts liabilities - derivatives(1)	—	5	—	—	5
Total liabilities at fair value	$—	$109	$—	$—	$109
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$6
Non-agency RMBS	—	—	—	—
Non-agency ABS	—	—	1	1
Total bonds	—	6	1	7
Common stocks	1,354	7	32	1,393
Derivatives	—	223	4	227
Separate accounts assets	34,836	77	184	35,097
Total assets at fair value	$36,190	$313	$221	$36,724
Liabilities at fair value
Derivatives	$—	$108	$—	$108
Separate accounts liabilities - derivatives(1)	—	7	—	7
Total liabilities at fair value	$—	$115	$—	$115
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2018 and 2017 (in millions):

	2018
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$1	$20	$(1)	$—	$(3)	$6	$—	$—	$(2)	$21
Total bonds	1	20	(1)	—	(3)	6	—	—	(2)	21
Common stocks	32	3	(3)	(1)	5	4	—	(3)	—	37
Derivatives	4	—	(1)	(13)	(2)	44	—	—	—	32
Separate accounts assets	184	—	—	(2)	3	—	—	—	—	185
Total	$221	$23	$(5)	$(16)	$3	$54	$—	$(3)	$(2)	$275

	2017
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$2	$—	$(1)	$—	$—	$—	$—	$—	$—	$1
Total bonds	2	—	(1)	—	—	—	—	—	—	1
Common stocks	28	3	—	2	(1)	3	—	(4)	—	32
Derivatives	15	—	—	(8)	(3)	—	—	—	—	4
Separate accounts assets	223	—	—	10	—	6	—	(55)	—	184
Total	$268	$3	$(1)	$4	$(4)	$9	$—	$(59)	$—	$221

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers between Levels 1 and 2
During the years ended December 31, 2018 and 2017, there were no transfers between Levels 1 and 2.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $23 million for the year ended December 31, 2018, which primarily relates to $20 million of non-agency asset-backed securities which were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period, and common stock securities of $3 million that had a level change from 1 to 3. Transfers out of Level 3 totaled $5 million, which primarily relates to common stock securities of $3 million that had a level change from 3 to 1 and a non-agency asset-backed security of $1 million that had a level change from 3 to 2.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 totaled $3 million for the year ended December 31, 2017, which primarily relates to common stock securities that were moved from Level 1 to Level 3 due to the limited market observability on certain inputs used in the valuation model. Transfers out of Level 3 totaled $1 million, which primarily relates to non-agency residential mortgage-backed securities & non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

There were no liabilities measured at fair value at December 31, 2018 and 2017.

The tables below present quantitative information on significant internally priced Level 3 assets at December 31, 2018 and 2017 ($ in millions):

	2018
	Fair Value (in millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average
Common stocks	$6	Market comparable	Revenue multiple	6.1x	N/A

	2017
	Fair Value (in millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average
Non-agency ABS	$1	Discounted cash flow	Discount rate	9.9	9.9%
Common stocks	$1	Market comparable	Revenue multiple	4.4x	N/A

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.
Asset Backed Securities
The asset backed security included in the table above relates to a private deal. For this security, a discounted cash flow calculation is used, the discount rate is calculated internally based on unobservable data and assumptions. A significant increase in the discount rate used to perform the discounted cash flow calculation for these securities, would significantly decrease the fair value of these securities. The opposite effect would occur if there were a significant decrease in the discount rate used.
Common Stocks
The Company’s Level 3 common stock investments mostly relate to the Company’s holdings in the FHLB of Pittsburgh's stock as described in Note 15 - Commitments and Contingencies. As prescribed in the FHLB of Pittsburgh's capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased or transferred at par value. Since there is not an observable market for the FHLB of Pittsburgh stock, these securities are held at cost and have been classified as Level 3. The cost basis of the FHLB of Pittsburgh stock was $28 million and $26 million at December 31, 2018 and 2017, respectively. For the other common stock investments included in Level 3, the valuation is performed using market comparables such as revenue and price to book multiples. An increase in the value of these inputs would result in an increase in fair value with the reverse being true for decreases in the value of these inputs.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2018, 2017 and 2016, were as follows (in millions):

	2018		2017	2016
Bonds	$3,312		$3,193	$3,099
Common stocks - unaffiliated	40		37	23
Mortgage loans	609		582	559
Policy loans	54		53	57
Limited partnerships and other invested assets	71	—	71	52
Short-term investments	25		14	11
Derivative instruments	26		35	24
Real estate	4		4	4
Other investments	8		8	10
Gross investment income	4,149		3,997	3,839
Investment expenses	(161)		(146)	(132)
Net investment income	3,988		3,851	3,707
Net gain from separate accounts	43		50	37
Amortization of IMR	44		33	51
Net investment income, including IMR	$4,075		$3,934	$3,795

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain.
Bond Prepayments
The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2018		2017		2016
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	133	64	190	95	139	62
Investment income	$36	$2	$71	$5	$66	$3

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2018, 2017 and 2016 net investment gains (losses) were as follows (in millions):

	2018	2017	2016
Bonds	$(2)	$44	$(70)
Common stocks - unaffiliated	8	57	(2)
Other long-term investments	(26)	(13)	(37)
Derivatives	(16)	2	(4)
Other	—	—	3
Net realized capital gains (losses) before tax and transfers to the IMR	$(36)	$90	$(110)
Less:
Capital gains tax expense (benefit)	(24)	16	(21)
Net realized capital gains (losses) after tax transferred to IMR	(4)	40	23
Net realized capital gains (losses) after tax and transfers to the IMR	$(8)	$34	$(112)

Proceeds from investments in bonds sold were $1,751 million, $4,015 million and $3,236 million for the years ended December 31, 2018, 2017 and 2016, respectively. Gross gains of $42 million, $117 million and $84 million in 2018, 2017 and 2016, respectively, and gross losses of $33 million, $43 million and $39 million in 2018, 2017 and 2016, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Bonds	$25	$42	$106
Other long-term investments	15	12	39
Common and preferred stocks	4	1	5
Total	$44	$55	$150

Refer to Note 20 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 and 2017 (in millions):

	2018
	Less than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses(1)
Bonds:
U.S. governments	$665	$9	$2,101	$126	$2,766	$135
All other governments	22	1	75	1	97	2
U.S. special revenue and special assessment	3,104	79	3,705	200	6,809	279
Industrial and miscellaneous unaffiliated	28,600	882	12,352	677	40,952	1,559
Total bonds	32,391	971	18,233	1,004	50,624	1,975
Equity securities (unaffiliated):
Common stocks	593	48	24	1	617	49
Preferred stocks	—	—	—	—	—	—
Total equity securities	593	48	24	1	617	49
Total	$32,984	$1,019	$18,257	$1,005	$51,241	$2,024
(1)Includes unrealized losses of $4 million related to NAIC 6 bonds included in the statutory carrying amount.

	2017
	Less than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses(1)
Bonds:
U.S. governments	$941	$9	$1,575	$76	$2,516	$85
All other governments	49	—	26	1	75	1
U.S. special revenue and special assessment	1,997	20	2,403	107	4,400	127
Industrial and miscellaneous unaffiliated	8,745	82	5,943	195	14,688	277
Total bonds	11,732	111	9,947	379	21,679	490
Equity securities (unaffiliated):
Common stocks	281	8	2	1	283	9
Preferred stocks	1	—	—	—	1	—
Total equity securities	282	8	2	1	284	9
Total	$12,014	$119	$9,949	$380	$21,963	$499
(1)Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2018, the gross unrealized loss on bonds and equity securities was comprised of approximately 6,101 and 484 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $1,705 million or 86% is related to unrealized losses on investment grade securities and $271 million or 14% is related to below investment grade securities. At December 31, 2017, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,820 and 185 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $426 million, or 87%, is related to investment grade securities and $64 million, or 13%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $74 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $47 million for six months or less, $3 million for greater than six months through 12 months, and $24 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016
Change in unrealized capital gains (losses) on investments:
Bonds	$(3)	$2	$—
Common stocks (unaffiliated)	(125)	89	56
Derivatives	163	(258)	124
Other invested assets	29	37	45
Total change in unrealized capital gains (losses) on investments	66	(130)	225
Change in unrealized foreign exchange capital gains (losses) on investments:
Bonds	(148)	220	(189)
Common stocks (unaffiliated)	(18)	28	(10)
Cash, cash equivalents and short-term investments	(1)	(1)	5
Other invested assets	—	1	—
Total change in unrealized foreign exchange capital gains (losses) on investments	(166)	248	(194)
Capital gains tax expense (benefit)	28	(18)	1
Total change in unrealized capital gains, net of tax	$(73)	$100	$32

NOTE 11 - RELATED PARTY TRANSACTIONS

During 2018, 2017 and 2016, the Company received dividend distributions from MCF of $77 million, $63 million and $56 million, respectively.

During 2018 and 2017, the Company paid dividends of $600 million and $275 million, respectively, to its parent, New York Life. The Company did not pay any dividends to its parent in 2016.

The Company's interests in commercial mortgage loans are held in the form of participations in mortgages originated or acquired by New York Life. A real estate portfolio acquired through foreclosure is called REO Property. The Company's interests in the ownership of REO Property is called REO Ownership Interest. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

On December 31, 2015 and as amended on January 1, 2017, the Company and New York Life entered into a note funding agreement with MCF (the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “2015 Note”). The MCF Note Agreement was further amended on July 1, 2018 and the 2015 Note was cancelled and reissued at July 1, 2018 (the “2018 Note”). The 2015 and 2018 Notes, which are reported as Bonds in the accompanying Statutory Statements of Financial Position, had outstanding balances for the Company of $1,909 million and $1,875 million at December 31, 2018 and 2017, respectively. During 2018, 2017 and 2016, the Company recorded interest income from MCF under the MCF Note Agreement of $93 million, $79 million and $75 million, respectively. Pursuant to the MCF Note Agreement and variable funding note issued thereunder, the Company and New York Life may provide an aggregate of up to $5,200 million in funding to MCF for lending and equity investment commitments, as well as for business expenses. All outstanding advances made to MCF under the MCF Note Agreement, together with unpaid interest thereon, will be due in full on December 31, 2025.

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC, an indirectly wholly-owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC, LLC. The interest-only loan, expected to be due and payable on August 10, 2022, was paid off in October 2017. For each of the years ended December 31, 2017 and 2016, interest earned amounted to approximately $3 million.

In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of REEP-MF Woodridge IL LLC, an existing multifamily property, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge, IL LLC.  The mortgage loan's maturity date is August 10, 2022 with fixed rate of 3.75% per annum. For the years ended December 31, 2018, 2017 and 2016, interest earned amounted to $3 million, $1 million and less than $1 million, respectively.

In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, New York by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012 which agreement sets forth the terms that govern, in part, each entity’s interest in the property. For each of the years ended December 31, 2018, 2017, and 2016, income earned amounted to approximately $3 million.

The Company sold various corporate owned life insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2018 and 2017, policyholder reserve balances for these policies amounted to $4,022 million and $3,974 million, respectively, and were included in the Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company has also issued various COLI policies to the Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2018 and 2017, policyholder reserve balances for these policies amounted to approximately $395 million and $414 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.5% to 7.75%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2018 and 2017, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $8,673 million and $8,229 million, respectively.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations ranged from 5.5% to 8.75%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2018 and 2017, the policyholder reserves related to these contracts amounted to $145 million and $149 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

The Company was compensated for each New York Life term policy or term rider that was converted to a universal life policy issued by the Company without any additional underwriting. For the years ended December 31, 2018, 2017 and 2016, the Company received $20 million, $19 million and $23 million, respectively, from New York Life for these services.

New York Life provides the Company with certain services and facilities including, but not limited to, accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2018, 2017 and 2016, the fees incurred associated with these services and facilities, amounted to $891 million, $968 million and $820 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

New York Life Investment Management LLC (“NYLIM”), an indirect wholly-owned subsidiary of New York Life, provides the Company with certain services and facilities including, but not limited to, investment management and other administrative services. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. For the years ended December 31, 2018, 2017 and 2016, the fees incurred associated with these services and facilities amounted to $11 million, $14 million and $15 million, respectively, and are reflected in Operating expenses in the accompanying Statutory Statements of Operations.

The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, whereby NYL Investors provides investment advisory and administrative services to the Company. For the years ended December 31, 2018, 2017 and 2016, the total cost for these services amounted to $131 million, $125 million and $119 million, respectively, which is included in the costs of services billed by New York Life to the Company. These costs are included in Net investment income in the accompanying Statutory Statement of Operations.

In addition, NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into an agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. For the years ended December 31, 2018, 2017 and 2016, the Company recorded fee income from NYLIM of $35 million, $37 million and $34 million, which is included in Other income in the accompanying Statutory Statements of Operations.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“NYLIFE Distributors”), an indirect wholly-owned subsidiary of New York Life, appointing NYLIFE Distributors as the underwriter and/or wholesale distributor of the Company’s variable product policies. For the years ended December 31, 2018, 2017 and 2016, the Company paid service fees of $45 million, $44 million and $39 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

The Company has an agreement with NYLIFE Securities LLC (“NYLIFE Securities”), an indirect wholly-owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of the Company's variable product policies. For the years ended December 31, 2018, 2017 and 2016, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $117 million, $119 million and $119 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has a service fee agreement with NYLIFE Securities, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2018, 2017 and 2016, the fees incurred for these services amounted to $43 million, $43 million and $48 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

At December 31, 2018 and 2017, the Company reported a net amount of $59 million and $294 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

NOTE 12 - INSURANCE LIABILITIES

Liabilities for policy reserves, deposit funds and policy claims at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017
Life insurance reserves	$26,486	$21,756
Annuity reserves and supplementary contracts with life contingencies	67,645	64,554
Total policy reserves	94,131	86,310
Deposit funds	1,308	1,176
Policy claims	244	198
Total liabilities for policy reserves, deposit funds and policy claims	$95,683	$87,684
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 2.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

In 2018, there were no changes in reserve basis.

The Company has established policy reserves (excluding the effects of reinsurance) on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $197 million and $284 million at December 31, 2018 and 2017, respectively.

At December 31, 2018 and 2017, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $20 million and $19 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2018 and 2017, the Company had $12,737 million and $12,177 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

The Company has elected to establish reserves pursuant to VM-A and VM-C for contracts issued in 2018 and 2017, as allowed during the first three years following the operating date of the Valuation Manual.
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.5% to 8.8%. Purchases in 2018 are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table.  The VM-22 rates range from 2.00% to 4.50%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.5% to 10.0%. Reserves for variable deferred annuities are based principally on 1994 Variable Annuity GMDB Mortality Table and the Variable Annuity Commissioners’ Annuity Reserve Valuation Method ("VM-21"), with assumed interest rates ranging from 3.5% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. For some policies, the withdrawals are subject to surrender charges in the early years.

At December 31, 2018 and 2017, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $25 million and $17 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

At December 31, 2018 and 2017, there were no changes to reserve basis.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017
Fixed period annuities	$940	$837
Supplemental contracts without life contingencies	344	310
Continued interest accounts	24	29
Total deposit funds	$1,308	$1,176

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2018 and 2017 ($ in millions):

	2018
	General Account	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$24,895	$—	$24,895	27%
At book value less current surrender charge of 5% or more	6,585	—	6,585	7
At fair value	—	24,533	24,533	26
Total with adjustment or at fair value	31,480	24,533	56,013	60
At book value without adjustment	21,718	—	21,718	23
Not subject to discretionary withdrawal	15,729	—	15,729	17
Total annuity reserves and deposit fund liabilities	$68,927	$24,533	$93,460	100%

	2017
	General Account	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$21,208	$—	$21,208	23%
At book value less current surrender charge of 5% or more	6,635	—	6,635	7
At fair value	—	26,748	26,748	29
Total with adjustment or at fair value	27,843	26,748	54,591	59
At book value without adjustment	23,560	—	23,560	25
Not subject to discretionary withdrawal	14,310	—	14,310	16
Total annuity reserves and deposit fund liabilities	$65,713	$26,748	$92,461	100%

NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota–share yearly renewable term basis for many products, except for custom guarantee universal life, survivorship custom guarantee universal life and asset flex products. Most of the ceded business is on an automatic basis. The quota–share currently ceded on new business ranges from 10% to 90%. All products are ceded from first dollar with the exception of current performance survivorship universal life, which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)

Life insurance ceded was 48% and 60% of total life insurance in-force at December 31, 2018, and 2017, respectively. The reserve reductions taken for life insurance reinsured at December 31, 2018 and 2017 were $550 million and $4,447 million, respectively.

The effects of reinsurance for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016
Premiums:
Direct	$12,771	$13,928	$13,360
Assumed	5	4	4
Ceded	(541)	(616)	(632)
Net premiums	$12,235	$13,316	$12,732
Policyholders’ benefits ceded	$468	$774	$715
Reinsurance recoverable	$76	$207	$168

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax. The recapture of these reinsurance agreements did not have a material impact to the Company’s surplus. Prior to the recapture, the Company had ceded 90% of the retained portion of a block of in-force life insurance business through a reinsurance agreement with New York Life using a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for policies in the separate accounts. Under both the MODCO and funds withheld treaties, the Company retained the assets held in relation to the policy reserves and separate accounts liabilities. An experience refund was paid to the Company at the end of each accounting period for 100% of New York Life’s profits in excess of $5 million per year. Experience refunds received in 2018, 2017 and 2016 were $3 million, $71 million and $37 million, respectively, which is reported in premiums in the accompanying Statutory Statements of Operations. At December 31, 2017 , the Company ceded reserves under coinsurance with funds withheld and MODCO of $5,347 million.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly-owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

The Company had reinsured certain policies with unauthorized companies that prevent it from recognizing full reinsurance credit. Since these reinsurers are not recognized in the State of Delaware, and the receivable owed to the Company is not secured by cash, securities or other permissible collateral, the Company established a liability equal to the net credit received.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Defined benefit pension	$31	$27	$28
Defined contribution	9	9	9
Postretirement life and health	6	6	6
Total	$46	$42	$43

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Support and Credit Agreements
New York Life Capital Corporation (“NYLCC”), a wholly-owned subsidiary of NYLIFE LLC, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2018 and 2017, the Company had no outstanding loan balance to NYLCC. During 2018, 2017 and 2016, the Company had no interest expense.

In addition, the Company has a credit agreement with New York Life dated April 1, 1999, as amended, in which New York Life may borrow from the Company up to $490 million. During 2018 and 2017, the credit facility was not used, no interest was paid and there was no outstanding balance due.
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2018 and 2017, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2018 and 2017, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,291 million and $821 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2018 and 2017.

At December 31, 2018 and 2017, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $722 million and $662 million, respectively.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $312 million and $268 million at December 31, 2018 and 2017, respectively. Unfunded commitments on LIHTC amounted to $11 million and $17 million at December 31, 2018 and 2017, respectively. At December 31, 2018 and 2017, unfunded commitments on LIHTC are included in Limited partnerships and other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2018 and 2017 was as follows (in millions):

	2018	2017
Membership stock - Class B (1)	$28	$26
Activity stock	—	—
Aggregate total	$28	$26
Actual or estimated borrowing capacity as determined by the insurer	$5,073	$4,903
(1) Membership stock is not eligible for redemption.

At December 31, 2018 and 2017, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2018 and 2017 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$31	$31	$10
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$17	$17	$10

The Company does not have any prepayment obligations for the borrowing arrangement.

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2018 and 2017 (in millions):

	2018			2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,060	$164	$1,224	$944	$127	$1,071	$116	$37	$153
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,060	164	1,224	944	127	1,071	116	37	153
Nonadmitted DTAs (1)	296	—	296	88	—	88	208	—	208
Subtotal net admitted DTAs	764	164	928	856	127	983	(92)	37	(55)
Gross DTLs	456	146	602	526	121	647	(70)	25	(45)
Net admitted DTAs (2)	$308	$18	$326	$330	$6	$336	$(22)	$12	$(10)
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statement of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$26	$26	$—	$22	$22	$—	$4	$4
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	292	8	$300	313	—	313	(21)	8	(13)
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	292	8	$300	313	—	313	(21)	8	(13)
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,239	N/A	N/A	1,328	N/A	N/A	(89)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	472	130	602	543	105	648	(71)	25	(46)
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$764	$164	$928	$856	$127	$983	$(92)	$37	$(55)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows ($ in millions):

	December 31,
	2018	2017
Ratio percentage used to determine recovery period and threshold limitation amount.	1,010%	1,159%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$8,260	$8,852
56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2018 and 2017.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2018 and 2017. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The TCJA was enacted on December 22, 2017 and it significantly changes U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Deferred taxes were revalued to reflect the 21% corporate income tax rate with the following result (in millions):

	2018	2017
Deferred income tax benefit on change in net unrealized capital gains	$—	$14
Decrease in net deferred taxes related to other items	(2)	(296)
Decrease to net deferred taxes booked to surplus	(2)	(282)
Decrease to nonadmitted deferred taxes	—	325
Total change in net admitted DTAs	$(2)	$43

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes requires the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company has recorded offsetting DTAs and DTLs in the provisional amount of $472 million in 2017. The tax accounting has been completed within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA. The restatement of life insurance tax reserves, which has now been determined to be complete, resulted in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016	Change 2018-2017	Change 2017-2016
Federal(1)	$215	$248	$279	$(33)	$(31)
Foreign	—	1	—	(1)	1
Subtotal	215	249	279	(34)	(30)
Federal income tax on net capital gains (losses)	(24)	15	(21)	(39)	36
Utilization of capital loss carry-forward	—
Other (Prior period correction)	(22)	—		(22)	—
Total federal and foreign income taxes	$169	$264	$258	$(95)	$6
(1) The Company had investment tax credits of $30 million, $36 million and $38 million for the years ended December 31, 2018, 2017 and 2016, respectively.

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017	Change
DTAs
Ordinary:
Pension accrual	$27	$29	$(2)
Policyholder reserves	733	624	109
Deferred acquisition costs	241	233	8
Fixed assets	2	2	—
Receivables - nonadmitted	4	9	(5)
Investments	53	47	6
Other	—	(1)	1
Subtotal	1,060	943	117
Nonadmitted	296	88	208
Admitted ordinary DTAs	764	855	(91)
Capital:
Investments	164	127	37
Subtotal	164	127	37
Nonadmitted	—	—	—
Admitted capital DTAs	164	127	37
Total admitted DTAs	928	982	(54)
DTLs
Ordinary:
Investments	45	28	17
Policyholder reserves	410	497	(87)
Other	1	1	—
Subtotal	456	526	(70)
Capital:
Investments	146	121	25
Subtotal	146	121	25
Total DTLs	602	647	(45)
Net admitted DTAs	$326	$335	$(9)
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$28
Increase in net deferred taxes related to other items			153
Increase in deferred income taxes reported in prior period correction			18
Decrease in DTAs nonadmitted			(190)
Decrease in DTAs nonadmitted reported in prior period correction			$(18)
Total change in net admitted DTAs			$(9)

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2018, 2017 and 2016 differs from the amount obtained by applying the statutory rate of 21%, 35% and 35%, respectively, to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2018	2017	2016	Change 2018-2017	Change 2017-2016
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$103	$304	$409	$(201)	$(105)
Net realized capital gains (losses) at statutory rate	(7)	31	(38)	(38)	69
Tax exempt income	(22)	(52)	(47)	30	(5)
Tax credits, net of withholding	(33)	(40)	(40)	7	—
Amortization of IMR	(9)	(12)	(18)	3	6
Impact of TCJA	(2)	296	—	(298)	296
Prior year audit liability and settlement	(3)	(1)	(36)	(2)	35
Non-admitted assets	(6)	12	(13)	(18)	25
Accruals in surplus	(7)	(4)	(23)	(3)	19
Other	(16)	12	10	(28)	2
Income tax incurred and change in net DTAs during period	$(2)	$546	$204	$(548)	$342
Federal income taxes reported in the Company's Statutory Statements of Operations	$215	$249	$279	$(34)	$(30)
Capital gains tax expense (benefit) incurred	(24)	15	(21)	(39)	36
Change in net deferred income taxes	(153)	282	(54)	(435)	336
Change in current and deferred income taxes reported in prior period correction	(40)	—	—	(40)	—
Total federal and foreign income tax expense	$(2)	$546	$204	$(548)	$342

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $0, $29 million and $0, related to the years ended December 31, 2018, 2017 and 2016, respectively.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors.

At December 31, 2018 and 2017, the Company recorded a current income tax receivable of $118 million and $18 million, respectively, which is included in Other assets in the accompanying Statutory Statements of Financial Position.

At December 31, 2018, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17 - CAPITAL AND SURPLUS
Capitalization
The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2018, 2017 and 2016, principally include the effects of the following (in millions):

	2018	2017	2016
Surplus withdrawn from separate accounts	$48	$44	$41
Changes in surplus relating to separate accounts	(43)	(50)	(38)
Change in liability for reinsurance in unauthorized companies	1	2	(4)
Total	$6	$(4)	$(1)
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2018, the amount of earned surplus of the Company available for the payment of dividends was $4,633 million. The maximum amount of dividends that may be paid in 2019 without prior notice to or approval of the Delaware Insurance Commissioner is $856 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2018, the Company paid $600 million in dividends to its sole stockholder, New York Life. In 2017, the Company paid a $275 million dividend to New York Life. In 2016, the Company did not declare or pay a dividend to New York Life.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
02147QAF9	$349	$348	$1	$348	$332	12/31/2018
059469AF3	1,066	1,061	5	1,061	1,055	12/31/2018
05948KP52	511	507	4	507	483	12/31/2018
05951KBA0	776	765	12	765	758	12/31/2018
05953YAA9	4,065	4,045	20	4,045	3,912	12/31/2018
12544TAH7	266	251	15	251	260	12/31/2018
12544VAB5	50	48	1	48	48	12/31/2018
12627HAK6	912	894	18	894	867	12/31/2018
12628KAF9	1,053	1,030	23	1,030	952	12/31/2018
12628LAJ9	238	233	5	233	224	12/31/2018
12629EAD7	1,117	1,108	9	1,108	1,057	12/31/2018
126384AQ9	41	37	3	37	38	12/31/2018
12638PAE9	1,329	1,314	16	1,314	1,286	12/31/2018
12667G6W8	1,111	1,089	22	1,089	1,098	12/31/2018
12669GT50	1	—	1	—	—	12/31/2018
17029RAA9	182	23	159	23	7	12/31/2018
17309BAB3	151	147	4	147	146	12/31/2018
251513AV9	1,879	1,818	61	1,818	1,842	12/31/2018
251513BC0	731	696	35	696	714	12/31/2018
32052MAA9	199	195	4	195	117	12/31/2018
3622E8AC9	3,292	3,067	226	3,067	3,089	12/31/2018
3622ELAG1	349	329	20	329	319	12/31/2018
3622MPAT5	40	39	1	39	39	12/31/2018
36244SAC2	4,804	4,451	353	4,451	4,679	12/31/2018
36244SAF5	2,990	2,769	222	2,769	2,910	12/31/2018
466247ZQ9	549	513	37	513	539	12/31/2018
46625YQX4	2,499	2,246	254	2,246	2,109	12/31/2018
46628BBD1	411	397	13	397	396	12/31/2018
61749EAH0	929	871	58	871	881	12/31/2018
61751DAE4	451	417	34	417	422	12/31/2018
61751JAH4	1,773	1,549	224	1,549	1,715	12/31/2018
61751JAJ0	1,760	1,540	220	1,540	1,715	12/31/2018
61752RAH5	439	430	9	430	430	12/31/2018

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61752RAM4	953	917	36	917	923	12/31/2018
76110VSU3	721	699	22	699	646	12/31/2018
81744HAF0	624	594	30	594	595	12/31/2018
86359B5U1	55	50	5	50	54	12/31/2018
86359DNP8	181	170	11	170	180	12/31/2018
93934FCE0	1,127	1,098	29	1,098	1,102	12/31/2018
00764MCQ8	325	324	—	324	324	9/30/2018
05948KH77	748	741	7	741	746	9/30/2018
059515AE6	1,054	1,053	2	1,053	1,024	9/30/2018
12627HAK6	935	932	3	932	914	9/30/2018
12628KAF9	1,087	1,075	12	1,075	1,051	9/30/2018
12628LAJ9	250	242	8	242	229	9/30/2018
12629EAD7	1,149	1,135	14	1,135	1,120	9/30/2018
12638PAE9	1,401	1,364	37	1,364	1,368	9/30/2018
12667G6W8	805	795	10	795	805	9/30/2018
12669GT50	3	1	2	1	—	9/30/2018
15132EFL7	676	604	72	604	653	9/30/2018
17029RAA9	203	142	62	142	136	9/30/2018
225458Y85	1,179	1,097	82	1,097	1,161	9/30/2018
32052MAA9	227	202	24	202	122	9/30/2018
649603AQ0	123	123	—	123	122	9/30/2018
69335QAL7	6,118	5,657	462	5,657	5,774	9/30/2018
69336QAL6	583	540	42	540	551	9/30/2018
76110VSU3	805	781	23	781	731	9/30/2018
059469AF3	1,203	1,139	64	1,139	1,184	6/30/2018
059515AE6	1,137	1,097	40	1,097	1,069	6/30/2018
059515BM7	1	—	1	—	1	6/30/2018
05951FAK0	359	356	3	356	353	6/30/2018
05951KAZ6	101	99	2	99	99	6/30/2018
05951KBA0	589	555	34	555	580	6/30/2018
12498NAD5	1,106	968	138	968	963	6/30/2018
12544TAH7	365	356	8	356	364	6/30/2018
12544VAB5	55	53	1	53	54	6/30/2018
12627HAK6	1,006	971	35	971	971	6/30/2018
12628LAJ9	264	257	6	257	242	6/30/2018
12629EAD7	1,191	1,180	11	1,180	1,189	6/30/2018
12669GT50	15	14	1	14	13	6/30/2018
15132EJH2	413	353	60	353	391	6/30/2018

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17029RAA9	373	203	170	203	189	6/30/2018
36185MBN1	9	9	—	9	9	6/30/2018
362375AF4	846	772	73	772	843	6/30/2018
46625YQY2	1,198	—	1,199	—	68	6/30/2018
57643MDW1	95	12	84	12	90	6/30/2018
57643MEU4	4	1	3	1	2	6/30/2018
69335QAL7	6,174	6,153	21	6,153	5,845	6/30/2018
76110VSU3	924	892	32	892	821	6/30/2018
94983PAG3	452	449	3	449	448	6/30/2018
94984FAT6	1,448	1,369	79	1,369	1,441	6/30/2018
94985GBB1	1,285	1,153	131	1,153	1,280	6/30/2018
00011#AA1	1,844	1,844	—	1,844	1,713	3/31/2018
05948KH77	494	493	1	493	494	3/31/2018
05948KP52	629	611	18	611	609	3/31/2018
059515BM7	7	2	5	2	4	3/31/2018
05951KAZ6	110	106	4	106	107	3/31/2018
05951KBA0	1,042	993	49	993	1,023	3/31/2018
1248MBAJ4	4,517	4,455	62	4,455	4,309	3/31/2018
1248MBAL9	1,490	1,468	22	1,468	1,405	3/31/2018
12627HAK6	1,079	1,028	51	1,028	1,006	3/31/2018
12629EAD7	1,288	1,216	72	1,216	1,232	3/31/2018
12638PAE9	1,542	1,451	92	1,451	1,470	3/31/2018
12667GXM0	2,072	2,032	41	2,032	2,038	3/31/2018
12669GJ51	52	41	10	41	52	3/31/2018
12669GT50	42	39	2	39	38	3/31/2018
151314CC3	702	548	155	548	682	3/31/2018
151314DJ7	228	227	—	227	217	3/31/2018
17029RAA9	351	334	17	334	283	3/31/2018
225470S95	794	585	210	585	760	3/31/2018
36185MBN1	182	180	2	180	181	3/31/2018
3622MPAT5	48	47	—	47	48	3/31/2018
45660LHT9	639	588	51	588	606	3/31/2018
46628LBJ6	622	241	380	241	503	3/31/2018
57643MDX9	41	29	12	29	41	3/31/2018
57643MDY7	15	9	6	9	14	3/31/2018
61751DAE4	523	491	32	491	518	3/31/2018
61752RAH5	514	478	36	478	500	3/31/2018
61752RAJ1	1,140	1,059	82	1,059	1,115	3/31/2018

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
69336RDQ0	721	603	118	603	623	3/31/2018
69337VAE0	2,374	2,018	356	2,018	2,207	3/31/2018
76110VSU3	1,007	1,002	5	1,002	920	3/31/2018
78477AAA5	300	300	—	300	252	3/31/2018
863579XV5	337	323	14	323	299	3/31/2018
93934FEM0	1,202	1,132	70	1,132	1,160	3/31/2018
Subtotal - General Account	XXX	XXX	$7,258	XXX	XXX
Guaranteed Separate Accounts
009451AP0	$2	$2	$—	$2	$2	12/31/2018
02147QAF9	466	464	2	464	442	12/31/2018
059469AF3	177	176	1	176	176	12/31/2018
05951KBA0	45	44	1	44	44	12/31/2018
12544VAB5	20	19	1	19	19	12/31/2018
12627HAK6	160	157	3	157	153	12/31/2018
12628KAF9	137	134	3	134	124	12/31/2018
126384AQ9	40	37	3	37	38	12/31/2018
3622E8AC9	70	65	5	65	66	12/31/2018
3622MPAT5	40	39	1	39	39	12/31/2018
36244SAC2	263	244	20	244	256	12/31/2018
36244SAF5	249	231	19	231	243	12/31/2018
61749EAH0	199	187	13	187	189	12/31/2018
61751DAE4	64	60	5	60	60	12/31/2018
76110VSU3	6	6	—	6	6	12/31/2018
86359B5U1	55	50	5	50	54	12/31/2018
059515AE6	124	124	—	124	120	9/30/2018
12627HAK6	164	164	—	164	161	9/30/2018
12628KAF9	142	140	2	140	137	9/30/2018
76110VSU3	7	7	—	7	6	9/30/2018
009451AP0	6	2	4	2	2	6/30/2018
059469AF3	200	189	11	189	197	6/30/2018
059515AE6	134	129	5	129	126	6/30/2018
05951KBA0	253	237	15	237	249	6/30/2018
12544VAB5	22	21	1	21	22	6/30/2018
12627HAK6	177	171	6	171	171	6/30/2018
76110VSU3	8	8	—	8	7	6/30/2018
94984FAT6	27	25	1	25	27	6/30/2018

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
05951KBA0	55	52	3	52	54	3/31/2018
1248MBAL9	229	225	3	225	216	3/31/2018
12627HAK6	189	181	8	181	178	3/31/2018
3622MPAT5	48	47	—	47	48	3/31/2018
45660LHT9	852	784	67	784	809	3/31/2018
61751DAE4	75	70	5	70	74	3/31/2018
76110VSU3	9	9	—	9	8	3/31/2018
Subtotal - Guaranteed Separate Accounts	XXX	XXX	$213	XXX	XXX
Grand Total	XXX	XXX	$7,471	XXX	XXX

(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 7, 2019, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-Income Housing Tax Credit
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserves
RMBS	Residential mortgage-backed securities

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
SSAP	Statement of statutory accounting principle
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2018

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$218,869,998
Other bonds (unaffiliated)	3,000,332,624
Bonds of affiliates	92,752,269
Preferred stocks (unaffiliated)	34,621
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	39,857,140
Common stocks of affiliates	—
Mortgage loans	608,633,082
Real estate	4,277,326
Premium notes, policy loans and liens	54,331,946
Cash on hand and on deposit	1,588,475
Short-term investments	25,123,509
Derivative instruments	26,137,370
Other invested assets	70,709,613
Aggregate write-ins for investment income	5,992,161
Gross investment income	$4,148,640,134

Real Estate Owned - Book Value less Encumbrances	$56,576,567

Mortgage Loans - Book Value:
—
Residential mortgages	$24,451,470
Commercial mortgages	13,317,649,189
Mezzanine real estate loans	867,635,686
Total mortgage loans	$14,209,736,345

Mortgage Loans by Standing - Book Value:
Good standing	$14,206,717,793
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$787,084
Foreclosures in process	$2,231,468

Other Invested Assets - Statement Value	$1,320,214,434

Collateral Loans	$—

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$1,908,690,804
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$6,504,275,403
Over one year through five years	24,937,401,147
Over five years through 10 years	31,246,868,431
Over 10 years through 20 years	23,031,868,331
Over 20 years	1,180,047,616
Total by maturity	$86,900,460,928

Bonds by NAIC designation - statement value
NAIC 1	$56,268,989,359
NAIC 2	26,215,197,326
NAIC 3	2,456,182,067
NAIC 4	1,724,283,128
NAIC 5	193,356,235
NAIC 6	42,452,813
Total by NAIC designation	$86,900,460,928

Total bonds publicly traded	$54,001,599,071
Total bonds privately placed	$32,898,861,857

Preferred Stocks - Statement Value	$11,881,015

Common Stocks - Market Value	$1,315,476,336

Short-Term Investments - Book Value	$8,378,146

Options, Caps and Floors Owned - Statement Value	$65,467,849

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$248,679,483

Future Contracts Open - Current Value	$(24,406)

Cash on Deposit	$(173,244,351.85)

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$175,250,618
Credit life	$—
Group life	$8,159,273

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$1,150,451

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$16,219,253
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$368,048,512
Income payable	$55,112,866

Ordinary - involving life contingencies
Income payable	$31,512,544

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,464,351,685
Deferred - fully paid account balance	$44,323,486,514
Deferred - not fully paid - account balance	$28,127,830,831

Group
Amount of income payable	$86,837,027
Fully paid account balance	$2,514,251
Not fully paid - account balance	$—

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$202,101,079
Dividend accumulations - account balance	$—

Claim Payments 2018 (in thousands):
Group accident and health - year ended December 31, 2018
2018	$—
2017	$—
2016	$—
2015	$—
2014	$—
Prior	$—

Other accident and health
2018	$—
2017	$—
2016	$—
2015	$—
2014	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2018	$528,192
2017	$485,765
2016	$377,370
2015	$362,968
2014	$293,352
Prior	$39,583

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2018

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. Treasury securities	$592,051,950	0.564%	$592,051,950	—	$592,051,950	0.564%
U.S. government agency & corporate obligations (excluding mortgage-backed securities):
Issued by U.S. government agencies	519,202,447	0.494	519,202,447	—	519,202,447	0.494
Issued by U.S. government-sponsored agencies	525,539,588	0.500	525,539,588	—	525,539,588	0.500
Non-U.S. government (including Canada, excluding mortgage-backed securities)	314,446,201	0.299	314,446,201	—	314,446,201	0.299
Securities issued by states, territories, and possessions and political subdivisions in the U.S.:
State, territories and possessions general obligations	—	—	—	—	—	—
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	—	—	—	—	—
Revenue and assessment obligations	—	—	—	—	—	—
Industrial development and similar obligations	—	—	—	—	—	—
Mortgage-backed securities (including residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	3,610,645,378	3.437	3,610,645,378	—	3,610,645,378	3.437
Issued or guaranteed by FNMA and FHLMC	3,318,596,646	3.159	3,318,596,646	—	3,318,596,646	3.159
All other	—	—	—	—	—	—
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	8,094,784,277	7.705	8,094,784,277	—	8,094,784,277	7.706
Issued by non-U.S. government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in line above	—	—	—	—	—	—
All other	7,076,000,054	6.735	7,076,000,054	—	7,076,000,054	6.736
Other debt and other fixed income securities (excluding short-term):
Unaffiliated domestic securities (including credit tenant loans rated by the SVO)	45,566,678,797	43.373	45,566,678,797	—	45,566,678,797	43.380
Unaffiliated foreign securities	13,392,923,881	12.748	13,392,923,881	—	13,392,923,881	12.750
Affiliated securities	1,908,690,804	1.817	1,908,690,804	—	1,908,690,804	1.817

See accompanying notes to financial statements.
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SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Equity interests:
Investments in mutual funds	432,111,791	0.004	432,111,791	—	432,111,791	0.004
Preferred stocks:
Affiliated	—	—	—	—	—	—
Unaffiliated	11,881,015	0.000	11,881,015	—	11,881,015	—
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	—	—	—	—	—
Unaffiliated	848,504,407	0.008	848,504,407	—	848,504,407	0.008
Other equity securities:
Affiliated	—	—	—	—	—	—
Unaffiliated	34,860,138	0.000	34,860,138	—	34,860,138	—
Other equity interests including tangible personal property under lease:
Affiliated	—	—	—	—	—	—
Unaffiliated	—	—	—	—	—	—
Mortgage loans:
Construction and land development	186,100,565	0.002	186,100,565		186,100,565	0.002
Agricultural	—	—	—	—	—	—
Single family residential properties	24,451,470	0.000	24,451,470		24,451,470	—
Multifamily residential properties	4,185,755,320	0.040	4,185,755,320		4,185,755,320
Commercial loans	8,945,793,304	0.085	8,945,793,304		8,945,793,304
Mezzanine real estate loans	867,635,686	0.008	867,635,686		867,635,686	0.008
Real estate investments:
Property occupied by company	—	—	—	—	—	—
Property held for production of income	55,673,628	0.001	55,673,628		55,673,628	0.001
Property held for sale	902,938	0.000	902,938		902,938	—
Policy loans	906,429,204	0.009	894,340,573		894,340,573
Derivatives	418,065,726	0.004	418,065,726		418,065,726	0.004
Receivables for securities	1,010,251	0.000	1,010,251		1,010,251	—
Securities lending	—	—	—	XXX	XXX	XXX
Cash, cash equivalents and short-term investments	1,891,328,585	0.018	1,891,328,585		1,891,328,585	0.018
Other invested assets	1,326,813,258	0.013	1,323,414,245		1,323,414,245	0.013
Total invested assets	$105,056,877,309	100.000%	$105,041,389,665	$—	$105,041,389,665	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2018

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $114,943,021,028

2.	Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
New York Life Insurance Company (Madison Capital Funding LLC)	Affiliated Bonds/Limited Partnership	$2,538,521,397	2.2%
Wells Fargo & Company	Bonds/Equity	$1,127,706,471	1.0%
JPMorgan Chase & Co	Bonds/Equity	$831,475,311	0.7%
Morgan Stanley	Bonds	$695,826,172	0.6%
GS Mortgage Securities	Bonds	$592,484,750	0.5%
General Growth Properties, Inc	Mortgage Loans	$576,573,695	0.5%
CitiGroup	Bonds/Equity	$532,705,389	0.5%
Global Logistic Properties	Mortgage Loans	$479,022,581	0.4%
The Macerich Company	Mortgage Loans	$464,600,000	0.4%
Commingled Pension Trust Fund	Mortgage Loans	$434,236,630	0.4%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$56,268,989,359	49.0%	P/RP - 1	$—	—%
NAIC – 2	$26,215,197,326	22.8%	P/RP - 2	$—	—%
NAIC – 3	$2,456,182,067	2.1%	P/RP - 3	$184,774	—%
NAIC – 4	$1,724,283,127	1.5%	P/RP - 4	$—	—%
NAIC – 5	$193,356,235	0.2%	P/RP - 5	$—	—%
NAIC – 6	$42,452,813	—%	P/RP - 6	$11,696,240	—%

See accompanying notes to financial statements.
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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4.	Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$12,332,878,668	10.7%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$12,138,452,533	10.6%
Countries rated NAIC-2	$138,296,675	0.1%
Countries rated NAIC-3 or below	$56,129,460	0.0%

6.	Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
United Kingdom	$3,514,212,997	3.1%
Cayman Islands	$2,391,198,385	2.1%
Countries rated NAIC-2:
Mexico	$74,224,291	0.1%
Colombia	$26,033,766	0.0%
Countries rated NAIC-3 or below:
Bahamas	$34,872,617	—%
Barbados	$7,207,514	—%

7. Aggregate unhedged foreign currency exposure	$388,669,665	0.3%

8.	Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$375,243,832	0.3%
Countries rated NAIC-2:	$6,208,281	—%
Countries rated NAIC-3 or below:	$7,217,552	—%

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Australia	$141,146,704	0.1%
Luxembourg	$100,542,163	0.1%
Countries rated NAIC-2:
Italy	$2,691,750	—%
India	$2,510,922	—%
Countries rated NAIC-3 or below:
Brazil	$3,315,373	—%
Turkey	$2,754,707	—%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
Smith & Nephew PLC	1	$144,500,000	0.1%
Compass Group PLC	1	$135,000,000	0.1%
STATNETT SF	1	$123,800,000	0.1%
Cooperatieve Rabobank UA	1FE	$114,111,394	0.1%
British Land Company PLC	1	$107,439,667	0.1%
Angel Trains GRP	2	$105,581,424	0.1%
BASF SE	1FE	$104,587,347	0.1%
Anglian Water Group LTD	1FE	$99,383,061	0.1%
Lesaffre	2Z	$97,167,732	0.1%
Intertek Group PLC	2	$96,000,000	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [X] No []

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is Yes responses are not required for the remainder of Interrogatory 14

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.4%
Commercial	$282,488,495	0.2%
Commercial	$196,534,087	0.2%
Commercial	$189,304,732	0.2%
Commercial	$186,944,540	0.2%
Commercial	$155,699,999	0.1%
Commercial	$155,242,420	0.1%
Commercial	$150,032,864	0.1%
Commercial	$145,428,179	0.1%
Commercial	$143,466,702	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$181,184,440	0.2%
Mortgage loans over 90 days past due	$787,084	—%
Mortgage loans in the process of foreclosure	$2,231,468	—%
Mortgage loans foreclosed	$862,138	—%
Restructured mortgage loans	$—	—%
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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$0	—%	$—	—%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$0	—%	$42,630,189	—%	$—	—%
71% to 80%	$3,375,187	—%	$616,497,243	0.5%	$—	—%
Below 70%	$21,076,282	—%	$13,526,157,444	11.8%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$684,509,382	0.6%	$659,099,831	$662,687,601	$664,207,601
Repurchase agreements	$—	0.0%	$—	$—	$—
Reverse repurchase agreements	$220,102,000	0.2%	$210,442,000	$224,600,000	$219,840,000
Dollar repurchase agreements	$—	0.0%	$—	$—	$—
Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$65,467,849	0.1%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$85,863,678	0.1%	$88,608,627	$88,964,748	$89,053,692
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$198,281	—%	$174,372	$184,220	$187,605
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

79